1933 Act Registration No. 333-41255


                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-14AE

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


[ ]      Pre-Effective                         [X] Post-Effective
         Amendment No.                             Amendment No. 1


                          EVERGREEN MONEY MARKET TRUST

               (Exact Name of Registrant as Specified in Charter)


                 Area Code and Telephone Number: (617) 210-3200

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                        -----------------------------------
                    (Address of Principal Executive Offices)

                          Rosemary D. Van Antwerp, Esq.
                     Keystone Investment Management Company
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                    -----------------------------------------
                     (Name and Address of Agent for Service)

                        Copies of All Correspondence to:
                             Robert N. Hickey, Esq.
                            Sullivan & Worcester LLP
                          1025 Connecticut Avenue, N.W.
                             Washington, D.C. 20036


         It is proposed that this filing will become effective:

[ ] immediately  upon filing pursuant to paragraph (b)
[ ] on ________  pursuant to paragraph  (b)
[X] 60 days after filing  pursuant to paragraph  (a)(1)
[ ] on ________  pursuant  to  paragraph  (a)(1)
[ ] 75 days after  filing  pursuant to paragraph (a)(2)
[ ] on ________ pursuant to paragraph (a)(2) of Rule 485

         Pursuant to Rule 414 under the Securities Act of 1933, by this amendment to Registration No. 333-41255 on Form N-14 of Evergreen Money Market Trust, a Massachusetts business trust, the Registrant hereby adopts the Registration Statement of such trust with respect to the Evergreen Money Market Fund series thereof under the Securities Act of 1933.

                          EVERGREEN MONEY MARKET TRUST

                              CROSS REFERENCE SHEET

            Pursuant to Rule 481(a) under the Securities Act of 1933


                                                 Location in Prospectus/Proxy
Item of Part A of Form N-14                                      Statement

1.       Beginning of Registration               Cross Reference Sheet; Cover
         Statement and Outside                   Page
         Front Cover Page of
         Prospectus

2.       Beginning and Outside Back              Table of Contents
         Cover Page of Prospectus

3.       Fee Table, Synopsis and                 Comparison of Fees and
         Risk Factors                            Expenses; Summary; Comparison
                                                 of Investment Objectives and
                                                 Policies; Risks

4.       Information About the                   Summary; Reasons for the
         Transaction                             Reorganization; Comparative
                                                 Information on Shareholders'
                                                 Rights; Exhibit A (Agreement
                                                 and Plan of Reorganization)

5.       Information about the                   Cover Page; Summary; Risks;
         Registrant                              Comparison of Investment
                                                 Objectives and Policies;
                                                 Comparative Information on
                                                 Shareholders' Rights;
                                                 Additional Information

6.       Information about the                   Cover Page; Summary; Risks;
         Company Being Acquired                  Comparison of Investment
                                                 Objective and Policies;
                                                 Comparative Information on
                                                 Shareholders' Rights;
                                                 Additional Information

7.       Voting Information                      Cover Page; Summary; Voting
                                                 Information Concerning the
                                                 Meeting

8.       Interest of Certain                     Financial Statements and
         Persons and Experts                     Experts; Legal Matters

9.       Additional Information                  Inapplicable
         Required for Reoffering by
         Persons Deemed to be
         Underwriters

Item of Part B of Form N-14

10.      Cover Page                              Cover Page

11.      Table of Contents                       Omitted


12.      Additional Information                  Statement of Additional
         About the Registrant                    Information of
                                                 Evergreen
                                                 Money Market Fund dated
                                                  October 31,
                                                 1996, as amended


13.      Additional Information                  Statement of Additional
         about the Company Being                 Information of The Virtus
         Acquired                                Funds - The Money Market Fund
                                                 dated November 30, 1997


14.      Financial Statements                    Financial Statements dated
                                                 August 31, 1997 of Evergreen
                                                 Money Market Fund; Financial
                                                 Statements of
                                                  The Money Market Fund dated
                                                 September 30, 1997


Item of Part C of Form N-14
                                                 Incorporated by Reference to
15.      Indemnification                         Part A Caption - "Comparative
                                                 Information on Shareholders'
                                                 Rights - Liability and
                                                 Indemnification of Trustees"

16.      Exhibits

                                                 Item 16.          Exhibits


17.      Undertakings                            Item 17.          Undertakings

                                THE VIRTUS FUNDS
                              THE MONEY MARKET FUND
                            FEDERATED INVESTORS TOWER
                       PITTSBURGH, PENNSYLVANIA 15222-3779

January 5, 1998

Dear Shareholder,


As a result of the merger of Signet Banking Corporation with and into a wholly-owned subsidiary of First Union Corporation effective November 28, 1997, I am writing to shareholders of The Money Market Fund, (the "Fund"), to inform you of a Special Shareholders' meeting to be held on February 20, 1998. Before that meeting, I would like your vote on the important issues affecting your Fund as described in the attached Prospectus/Proxy Statement.

The Prospectus/Proxy Statement includes two proposals. The first proposal requests that shareholders consider and act upon an Agreement and Plan of Reorganization whereby all of the assets of the Fund would be acquired by Evergreen Money Market Fund in exchange for either Class A or Class Y shares of Evergreen Money Market Fund and the assumption by Evergreen Money Market Fund of certain liabilities of the Fund. You will receive shares of Evergreen Money Market Fund having an aggregate net asset value equal to the aggregate net asset value of your Fund shares. Details about Evergreen Money Market Fund's investment objective, portfolio management team, performance, etc. are contained in the attached Prospectus/Proxy Statement. The transaction is a non-taxable event for shareholders.


The second proposal requests shareholder consideration of an Interim Investment Advisory Agreement between the Fund and Virtus
Capital Management, Inc.

Information relating to the Interim Investment Advisory Agreement is contained in the attached Prospectus/Proxy Statement.


The Board of Trustees has approved the proposals and recommends that you vote FOR these proposals.


I realize that this Prospectus/Proxy Statement will take time to review, but your vote is very important. Please take the time to familiarize yourself with the proposals presented and sign and return your proxy card in the enclosed postage paid envelope today.

If we do not receive your completed proxy card after several weeks, you may be contacted by our proxy solicitor, Shareholder

Communications Corporation, who will remind you to vote your shares.

Thank you for taking this matter seriously and participating in this important process.

Sincerely,


 Edward C. Gonzales
 President
The Virtus Funds

                                THE VIRTUS FUNDS
                              THE MONEY MARKET FUND
                            FEDERATED INVESTORS TOWER
                       PITTSBURGH, PENNSYLVANIA 15222-3779

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON FEBRUARY 20, 1998

         Notice is hereby given that a Special Meeting (the "Meeting") of Shareholders of The Money Market Fund, a series of The Virtus Funds (the "Fund"), will be held at the offices of the Evergreen Funds, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116 on February 20, 1998 at 2:00 p.m. for the following purposes:


         1. To consider and act upon the Agreement and Plan of Reorganization (the "Plan") dated as of November 26, 1997, providing for the acquisition of all of the assets of the Fund by Evergreen Money Market Fund, a series of Evergreen Money Market Trust, ("Evergreen Money Market") in exchange for shares of Evergreen Money Market and the assumption by Evergreen Money Market of certain identified liabilities of the Fund. The Plan also provides for distribution of such shares of Evergreen Money Market to shareholders of the Fund in liquidation and subsequent termination of the Fund. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of the Fund.


         2. To consider and act upon the Interim Investment Advisory Agreement between the Fund and Virtus Capital
Management, Inc.

         3. To transact any other business which may properly come before the Meeting or any adjournment or adjournments thereof.


         The Trustees of The Virtus Funds on behalf of the Fund have fixed the close of business on December 26, 1997 as the record date for the determination of shareholders of the Fund entitled to notice of and to vote at the Meeting or any adjournment thereof.


         IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND IN PERSON ARE URGED WITHOUT DELAY TO SIGN AND RETURN THE ENCLOSED PROXY IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE, SO THAT THEIR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

                        By Order of the Board of Trustees

                                                              John W. McGonigle
                                                              Secretary

January 5, 1998

                     INSTRUCTIONS FOR EXECUTING PROXY CARDS

         The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card(s) properly.

         1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card(s).

         2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card(s).

         3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card(s) should be indicated unless it is reflected in the form of Registration. For example:

REGISTRATION                                 VALID SIGNATURE

CORPORATE
ACCOUNTS
(1)  ABC Corp.                               ABC Corp.
(2)  ABC Corp.                               John Doe, Treasurer
(3)  ABC Corp.
c/o John Doe, Treasurer                      John Doe, Treasurer
(4)  ABC Corp. Profit Sharing Plan           John Doe, Trustee
TRUST ACCOUNTS

(1)  ABC Trust                               Jane B. Doe, Trustee
(2)  Jane B. Doe, Trustee                    Jane B. Doe
u/t/d 12/28/78
CUSTODIAL OR ESTATE ACCOUNTS
(1)  John B. Smith, Cust.                    John B. Smith
f/b/o John B. Smith, Jr. UGMA
(2)  John B. Smith,    Sr.                   John B. Smith, Jr., Executor

                PROSPECTUS/PROXY STATEMENT DATED JANUARY 5, 1998

                            Acquisition of Assets of

                              THE MONEY MARKET FUND
                                   a series of
                                The Virtus Funds
                            Federated Investors Tower
                       Pittsburgh, Pennsylvania 15222-3779

                        By and in Exchange for Shares of

                           EVERGREEN MONEY MARKET FUND
                                   a series of
                          Evergreen Money Market Trust
                               200 Berkeley Street
                           Boston, Massachusetts 02116

         This Prospectus/Proxy Statement is being furnished to shareholders of The Money Market Fund ("Virtus Money Market") in connection with a proposed Agreement and Plan of Reorganization (the "Plan") to be submitted to shareholders of Virtus Money Market for consideration at a Special Meeting of Shareholders to be held on February 20, 1998 at 2:00 p.m. at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, Massachusetts 02116, and any adjournments thereof (the "Meeting"). The Plan provides for all of the assets of Virtus Money Market to be acquired by Evergreen Money Market Fund ("Evergreen Money Market") in exchange for shares of Evergreen Money Market and the assumption by Evergreen Money Market of certain identified liabilities of Virtus Money Market (hereinafter referred to as the "Reorganization"). Evergreen Money Market and Virtus Money Market are sometimes hereinafter referred to individually as the "Fund" and collectively as the "Funds." Following the Reorganization, shares of Evergreen Money Market will be distributed to shareholders of Virtus Money Market in liquidation of Virtus Money Market and such Fund will be terminated. Holders of Investment shares of Virtus Money Market will receive Class A shares of Evergreen Money Market, and holders of Trust shares of Virtus Money Market will receive Class Y shares of Evergreen Money Market. Each such class of shares of Evergreen Money Market has substantially similar Rule 12b-1 distribution-related fees, if any, as the shares of the class of Virtus Money Market held by them prior to the Reorganization. No initial sales charge will be imposed in connection with Class A shares of Evergreen Money Market received by holders of Investment shares of Virtus Money Market. As a result of the proposed Reorganization, shareholders of Virtus Money Market will receive that number of full and fractional shares of Evergreen Money Market having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of Virtus Money Market. The Reorganization is being structured as a tax-free reorganization for federal income tax purposes.

         Evergreen Money Market is a separate series of Evergreen Money Market Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The investment objective of Evergreen Money Market is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity. The investment objective of Virtus Money Market is substantially identical -- to provide current income consistent with stability of principal. Each Fund seeks to maintain a stable net asset value of $1.00 per share although no assurances can be given that such a stable net asset value will be maintained.


         Shareholders of Virtus Money Market are also being asked to approve the Interim Investment Advisory Agreement with Virtus Capital Management, Inc., a subsidiary of First Union Corporation ("Virtus") (the "Interim Advisory Agreement"), with the same terms and fees as the previous advisory agreement between Virtus Money Market and Virtus. The Interim Advisory Agreement will be in effect for the period of time between November 28, 1997, the date on which the merger of Signet Banking Corporation with and into a wholly-owned subsidiary of First Union Corporation was consummated, and the date of the Reorganization (scheduled for on or about February 27, 1998).


         This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about Evergreen Money Market that shareholders of Virtus Money Market should know before voting on the Reorganization. Certain relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated January 5, 1998, relating to this Prospectus/Proxy Statement and the Reorganization which includes the financial statements of Evergreen Money Market dated August 31, 1997 and of Virtus Money Market dated September 30, 1997, has been filed with the SEC and is incorporated by reference in its entirety into this Prospectus/Proxy Statement. A copy of such Statement of Additional Information is available upon request and without charge by writing to Evergreen Money Market at 200 Berkeley Street, Boston, Massachusetts 02116 or by calling toll-free 1-800-343-2898.


         The two Prospectuses of Evergreen Money Market dated October 31, 1996, as amended, and its Annual Report for the fiscal year ended August 31, 1997 are incorporated herein by reference in their entirety, insofar as they relate to

Evergreen Money Market only, and not to any other funds described therein. The Prospectuses, which pertain to (i) Class Y shares and (ii) Class A, Class B and Class C shares, differ only insofar as they describe the separate distribution and shareholder servicing arrangements applicable to the classes. Shareholders of Virtus Money Market will receive, with this Prospectus/Proxy Statement, copies of the Prospectus pertaining to the class of shares of Evergreen Money Market that they will receive as a result of the consummation of the Reorganization. Additional information about Evergreen Money Market is contained in its Statement of Additional Information of the same date which has been filed with the SEC and which is available upon request and without charge by writing to or calling Evergreen Money Market at the address or telephone number listed in the preceding paragraph.

         The two Prospectuses of Virtus Money Market (which pertain to (i) Trust shares and (ii) Investment shares) dated November 30, 1997, insofar as they relate to Virtus Money Market only, and not to any other funds described therein, are incorporated herein in their entirety by reference. Copies of the Prospectuses and related Statements of Additional Information dated the same date, are available upon request without charge by writing to Virtus Money Market at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800- 829-3863.


         Included as Exhibits A and B to this Prospectus/Proxy Statement are a copy of the Plan and the Interim Advisory Agreement, respectively.


         THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The shares offered by this Prospectus/Proxy Statement are not deposits or obligations of any bank and are not insured or otherwise protected by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency and involve investment risk, including possible loss of capital.

                                TABLE OF CONTENTS


                                                                          Page

COMPARISON OF FEES AND EXPENSES............................................6


SUMMARY  .................................................................10
         Proposed Plan of Reorganization..................................10
         Tax Consequences.................................................12
         Investment Objectives and Policies of the Funds..................12
         Comparative Performance Information for each Fund................13
         Management of the Funds.......................................   15
         Investment Advisers and Sub-Adviser...........................   15
         Administrator....................................................16
         Distribution of Shares...........................................16
         Purchase and Redemption Procedures...............................18
         Exchange Privileges..............................................18
         Dividend Policy..................................................19
         Risks    ........................................................19

REASONS FOR THE REORGANIZATION............................................20
         Agreement and Plan of Reorganization.......................... 23
         Federal Income Tax Consequences............................... 25
         Pro-forma Capitalization.........................................26
         Shareholder Information..........................................28


COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES..........................29


COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS...........................31
         Forms of Organization............................................31
         Capitalization...................................................32
         Shareholder Liability............................................32
         Shareholder Meetings and Voting Rights...........................33
         Liquidation or Dissolution.......................................34
         Liability and Indemnification of Trustees........................34


INFORMATION REGARDING THE INTERIM ADVISORY AGREEMENT......................36
         Introduction.....................................................36
         Comparison of the Interim Advisory Agreement and the
                  Previous Advisory Agreement.............................37
         Information About Virtus Money Market's Investment
              Adviser.....................................................38

ADDITIONAL INFORMATION....................................................39

VOTING INFORMATION CONCERNING THE MEETING.................................39

FINANCIAL STATEMENTS AND EXPERTS..........................................42

LEGAL MATTERS.............................................................42

OTHER BUSINESS............................................................43

APPENDIX A................................................................44

EXHIBIT A

EXHIBIT B

EXHIBIT C

                         COMPARISON OF FEES AND EXPENSES

         The amounts for Class Y and Class A shares of Evergreen Money Market set forth in the following tables and in the examples are based on the expenses of Evergreen Money Market for the fiscal year ended August 31, 1997. The amounts for Trust and Investment shares of Virtus Money Market set forth in the following tables and in the examples are based on the expenses for Virtus Money Market for the fiscal year ended September 30, 1997. The pro forma amounts for Class Y and Class A shares of Evergreen Money Market are based on what the combined expenses would have been for Evergreen Money Market for the fiscal year ending August 31, 1997. All amounts are adjusted for voluntary expense waivers.

         The following tables show for Evergreen Money Market, Virtus Money Market and Evergreen Money Market pro forma, assuming consummation of the Reorganization, the shareholder transaction expenses and annual fund operating expenses associated with an investment in the Class Y, Class A, Trust and Investment shares of each Fund, as applicable.



                    Comparison of Class A and Class Y Shares of Evergreen Money Market With Trust and
                    Investment Shares of Virtus Money Market


                                                      Evergreen Money                         Virtus Money
                                                           Market                                Market







                                            Class Y            Class A           Trust          Investment

Shareholder
Transaction Expenses

Maximum Sales Load                          None               None               None           None
Imposed on Purchases
(as a percentage of
offering price)

Maximum Sales Load                          None               None               None           None
Imposed on Reinvested
Dividends (as a
percentage of offering
price)

Contingent Deferred                         None               None               None           None (1)
Sales Charge (as a
percentage of original
purchase price or
redemption proceeds,
whichever is lower)

Exchange Fee                                None               None               None           None

Annual Fund Operating
Expenses (as a
percentage of average
daily net assets)


Management Fee (After                                                                            0.48%
Waiver) (2)                                 0.41%              0.41%              0.48%

12b-1 Fees    (3)                           None               0.30%              None           0.25%

Other Expenses
                                            -----              -----              -----          -----
                                            0.07%              0.08%              0.24%          0.24%
                                            -----              -----              -----          -----



Annual Fund Operating                       0.48%              0.79%              0.72%          0.97%
                                            =====              =====              =====          =====
Expenses (4)






                                       Evergreen Money Market Pro Forma

                                                                         Class Y           Class A

Shareholder Transaction Expenses

Maximum Sales Load Imposed on                                            None              None
Purchases (as a percentage of offering
price)

Maximum Sales Load Imposed on                                            None              None
Reinvested Dividends (as a percentage
of offering price)

Contingent Deferred Sales Charge (as a                                   None              None
percentage of original purchase price
or redemption proceeds, whichever is
lower)

Redemption Fee                                                           None              None

Exchange Fee                                                             None              None

Annual Fund Operating Expenses (as a
percentage of average daily net
assets)

Management Fee                                                           0.46%             0.46%

12b-1 Fees (3)                                                           0.00%             0.30%

Other Expenses (After Reimbursement)                                     0.02%             0.03%
                                                                         -----             -----

Annual Fund Operating Expenses (5)                                       0.48%             0.79%
                                                                         =====             =====



-------------------

(1) A contingent deferred sales charge will be imposed on the Investment shares of Virtus Money Market only in the limited
         circumstances in which shares being redeemed     were
         acquired in exchange for Investment shares in those Virtus Funds which charge a contingent deferred sales charge. The contingent deferred sales charge is 2.00% of the lesser of the original purchase price or the net asset value of shares redeemed, within five years following the purchase date of such shares, and 0.00% thereafter.

(2) The management fee for Evergreen Money Market has been reduced from 0.46% to reflect the voluntary waiver by the investment adviser. The management fee for Virtus Money Market has been reduced from 0.50% to reflect the voluntary waiver by the investment adviser.

(3) Class A shares of Evergreen Money Market can pay up to 0.75% of average daily net assets as a 12b-1 fee. For the foreseeable future, the Class A 12b-1 fees will be limited to 0.30% of average daily net assets.

(4) Annual Fund Operating Expenses for Class Y and Class A shares of Evergreen Money Market would have been 0.53% and 0.84%, respectively, for the fiscal year ended August 31, 1997 absent fee waivers described in footnote 2 above. Annual Fund Operating Expenses for Trust and Investment shares of Virtus Money Market would have been 0.74% and 0.99%, respectively, for the fiscal year ended September 30, 1997 absent fee waivers described in footnote 2 above.



(5) Annual Fund Operating Expenses for Class Y and Class A shares of Evergreen Money Market pro forma for the fiscal year ending August 31, 1997 would have been 0.53% and 0.84%, respectively, absent expense reimbursements of 0.05% for each of Class Y and Class A shares.

         Examples. The following tables show for Evergreen Money Market and Virtus Money Market, and for Evergreen Money Market pro forma, assuming consummation of the Reorganization, examples of the cumulative effect of shareholder transaction expenses and annual fund operating expenses indicated above on a $1,000 investment in each class of shares for the periods specified, assuming (i) a 5% annual return, (ii) redemption at the end of such period and, additionally for Investment shares, no redemption at the end of each period.


                             Evergreen Money Market
                                                           Three                 Five
                                      One Year             Years                 Years               Ten Years

Class Y                               $5                   $15                   $27                 $60

Class A                               $8                   $25                   $44                 $98


                               Virtus Money Market
                                                           Three                 Five
                                      One Year             Years                 Years               Ten Years



Trust                                 $7                   $23                   $40
                                                                                                     $89




Investment                            $30                  $51                   $54                 $119
(Assuming
redemption at end
of period)


Investment                            $10                  $31                   $54                      $119
(Assuming no
redemption at end
of period)


                        Evergreen Money Market Pro Forma

                                                           Three                 Five
                                      One Year             Years                 Years               Ten Years

Class Y                               $5                   $15                   $27                 $60


Class A                               $8                   $25                       $44             $98


         The purpose of the foregoing examples is to assist Virtus Money Market shareholders in understanding the various costs and expenses that an investor in Evergreen Money Market would bear, directly and indirectly, as a result of the Reorganization as compared with the various direct and indirect expenses currently borne by a shareholder in Virtus Money Market. These examples should not be considered a representation of past or future expenses or annual return. Actual expenses may be greater or less than those shown.

                                     SUMMARY


         This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, and, to the extent not inconsistent with such additional information, the Prospectuses of Evergreen Money Market dated October 31, 1996, as amended, and the Prospectuses of Virtus Money Market dated November 30, 1997 (which are incorporated herein by reference), the Plan and the Interim Advisory Agreement, forms of which are attached to this Prospectus/Proxy Statement as Exhibits A and B, respectively.


Proposed Plan of Reorganization

         The Plan provides for the transfer of all of the assets of Virtus Money Market in exchange for shares of Evergreen Money Market and the assumption by Evergreen Money Market of certain identified liabilities of Virtus Money Market. The identified liabilities consist only of those liabilities reflected on the Fund's statement of assets and liabilities determined immediately preceding the Reorganization. The Plan also calls for the distribution of shares of Evergreen Money Market to Virtus Money Market shareholders in liquidation of Virtus Money Market as part of the Reorganization. As a result of the Reorganization, the holders of Investment shares and Trust shares, respectively, of Virtus Money Market will become the owners of that number of full and fractional Class A and Class Y shares of Evergreen Money Market having an aggregate net asset value equal to the aggregate net asset value of the holders' shares of Virtus Money Market, as of the close of business immediately prior to the date that Virtus Money Market's assets are exchanged for shares of Evergreen Money Market. See "Reasons for the Reorganization Agreement and Plan of Reorganization."


         The Trustees of The Virtus Funds, including the Trustees who are not "interested persons," as such term is defined in the 1940 Act (the "Independent Trustees"), have concluded that the Reorganization would be in the best interests of shareholders of Virtus Money Market, and that the interests of the shareholders of Virtus Money Market will not be diluted as a result of the transactions contemplated by the Reorganization. Accordingly, the Trustees have submitted the Plan for the approval of Virtus Money Market's shareholders.

                    THE BOARD OF TRUSTEES OF THE VIRTUS FUNDS
           RECOMMENDS APPROVAL BY SHAREHOLDERS OF VIRTUS MONEY MARKET
                    OF THE PLAN EFFECTING THE REORGANIZATION.

         The Trustees of Evergreen Money Market Trust have also approved the Plan, and accordingly, Evergreen Money Market's participation in the Reorganization.


         Approval of the Reorganization on the part of Virtus Money Market will require the affirmative vote of a majority of Virtus Money Market's shares present and entitled to vote, with all classes voting together as a single class at a Meeting at which a quorum of Virtus Money Market shares is present. A majority of the outstanding shares entitled to vote, represented in person or by proxy, is required to constitute a quorum at the Meeting. See "Voting Information Concerning the Meeting."


         The merger (the "Merger") of Signet Banking Corporation ("Signet") with and into a wholly-owned subsidiary of First Union Corporation ("First Union") has been consummated and, as a result, by law the Merger terminated the investment advisory agreement between Virtus and Virtus Money Market. Prior to consummation of the Merger, Virtus Money Market received an order from the SEC which permitted the implementation, without formal shareholder approval, of a new investment advisory agreement between the Fund and Virtus for a period of not more than 120 days beginning on the date of the closing of the Merger and continuing through the date the Interim Advisory Agreement is approved by the Fund's shareholders (but in no event later than April 30, 1998). The Interim Advisory Agreement has the same terms and fees as the previous investment advisory agreement between Virtus Money Market and Virtus. The Reorganization is scheduled to take place on or about February 27, 1998.


         Approval of the Interim Advisory Agreement requires the affirmative vote of (i) 67% or more of the shares of Virtus Money Market present in person or by proxy at the Meeting, if holders of more than 50% of the shares of Virtus Money Market outstanding on the record date are present, in person or by proxy, or (ii) more than 50% of the outstanding shares of Virtus Money Market, whichever is less. See "Voting Information Concerning the Meeting."

         If the shareholders of Virtus Money Market do not vote to approve the Reorganization, the Trustees will consider other possible courses of action in the best interests of shareholders.

Tax Consequences


         Prior to or at the completion of the Reorganization, Virtus Money Market will have received an opinion of Sullivan & Worcester LLP that the Reorganization has been structured so that no gain or loss will be recognized by the Fund or its shareholders for federal income tax purposes as a result of the receipt of shares of Evergreen Money Market in the Reorganization. The holding period and aggregate tax basis of shares of Evergreen Money Market that are received by Virtus Money Market's shareholders will be the same as the holding period and aggregate tax basis of shares of the Fund previously held by such shareholders, provided that shares of the Fund are held as capital assets. In addition, the holding period and tax basis of the assets of Virtus Money Market in the hands of Evergreen Money Market as a result of the Reorganization will be the same as in the hands of the Fund immediately prior to the Reorganization, and no gain or loss will be recognized by Evergreen Money Market upon the receipt of the assets of the Fund in exchange for shares of Evergreen Money Market and the assumption by Evergreen Money Market of certain identified liabilities.


Investment Objectives and Policies of the Funds

         The investment objectives and policies of Evergreen Money Market and Virtus Money Market are substantially identical.

         The investment objective of Evergreen Money Market is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity. The investment objective of Virtus Money Market is to provide current income consistent with stability of principal.


          Both Funds follow policies to maintain a stable net asset value of $1.00 per share, although there is no assurance that either or both can do so on a continuing basis. Each Fund will invest in securities that are determined to present minimal credit risk and are, at the time of acquisition, eligible securities under Rule 2a-7 of the 1940 Act. Evergreen Money Market may invest in so-called "First Tier Securities" (i.e. securities rated in the highest short-term rating category by nationally recognized statistical rating organizations) and may invest up to 5% of the value of its assets in so-called "Second Tier Securities" (i.e. securities which are not in the First Tier). Virtus Money Market may invest only in First Tier Securities or in securities of comparable quality. See "Comparison of Investment Objectives and Policies" below.


Comparative Performance Information for each Fund


         Discussions of the manner of calculation of total return and yield are contained in the respective Prospectuses and Statements of Additional Information of the Funds. The following tables set forth the current yield and effective yield of the Class Y and Class A Shares of Evergreen Money Market and of the Trust and Investment Shares of Virtus Money Market for the 7 day period ended September 30, 1997 , the total return of each such Class of the Funds for the one and five year periods ended September 30, 1997 and for the period from inception through September 30, 1997. The calculations of total return assume the reinvestment of all dividends and capital gains distributions on the reinvestment date and the deduction of all recurring expenses (including sales charges) that were charged to shareholders' accounts.



                                                             Current Yield                    Effective Yield
                                                              7 Days Ended                      7 Days Ended
                                                             September 30,                     September 30,
                                                                1997 (1)                          1997 (1)

Evergreen Money Market
  Class Y shares...................................           5.17%                             5.31%
  Class A shares...................................           4.87%                             4.99%


                                                             Current Yield                    Effective Yield
                                                              7 Days Ended                      7 Days Ended
                                                             September 30,                     September 30,
                                                                1997 (1)                          1997 (1)
Virtus Money Market
  Trust Shares..................................... 4.84%                             4.96%
  Investment Shares................................ 4.59%                             4.70%


                         Average Annual Total Return (1)


                                                                        From
                             1 Year                5 Years              Inception
                             Ended                 Ended                To
                             September             September            September            Inception
                             30, 1997              30, 1997             30, 1997             Date
                             --------              --------             --------             ----

Evergreen
Money Market

Class Y                      5.29%                 4.57%                5.90%                11/2/87
shares

Class A                      4.97%                 N/A                  5.10%                1/4/95
shares

Virtus Money
Market

Trust shares                 4.93%                 4.31%                4.50%                10/16/90

Investment                   4.67%                 4.11%                4.36%                10/16/90
shares

----------------

(1) Reflects waiver of advisory fees and reimbursements and/or waivers of expenses. Without such reimbursements and/or waivers, the yield and average annual total return during the periods would have been lower.


         Important information about Evergreen Money Market is also contained in management's discussion of Evergreen Money Market's performance, attached hereto as Exhibit C. This information also appears in Evergreen Money Market's most recent Annual Report.

Management of the Funds

         The overall management of Evergreen Money Market and of Virtus Money Market is the responsibility of, and is supervised by, the Board of Trustees of Evergreen Money Market Trust and The Virtus Funds, respectively.

Investment Advisers and Sub-Adviser


         Evergreen Asset Management Corp. ("Evergreen Asset") serves as investment adviser to Evergreen Money Market. Evergreen Asset, with its predecessors, has served as investment adviser to the Evergreen family of mutual funds since 1971. Evergreen Asset is a wholly-owned subsidiary of First Union National Bank ("FUNB"). FUNB is a subsidiary of First Union, the sixth largest bank holding company in the United States based on total assets as of September 30, 1997. FUNB and its affiliates manage the Evergreen family of mutual funds with assets of approximately $40 billion as of November 30, 1997. For further information regarding Evergreen Asset, FUNB and First Union, see "Management of the Funds - Investment Advisers" in the Prospectuses of Evergreen Money Market.

         Evergreen Asset manages investments and supervises the daily business affairs of Evergreen Money Market subject to the authority of the Trustees. Evergreen Asset is entitled to receive from the Fund an annual fee equal to 0.50% of the Fund's average daily net assets on the first $1 billion in assets and 0.45% of average daily net assets in excess of $1 billion. Evergreen Asset has voluntarily agreed to reimburse Evergreen Money Market to the extent that its aggregate operating expenses (including Evergreen Asset's fee, but excluding taxes, interest, brokerage commissions, Rule 12b-1 distribution-related fees and shareholder servicing-related fees and extraordinary expenses) exceed 1.00% of average daily net assets of Evergreen Money Market.


         Evergreen Asset has entered into a sub-advisory agreement with Lieber & Company, an indirect wholly-owned subsidiary of FUNB, which provides that Lieber & Company's research department and staff will furnish Evergreen Asset with information, investment recommendations, advice and assistance, and will be generally available for consultation on Evergreen Money Market. Lieber & Company will be reimbursed by Evergreen Asset in connection with the rendering of services on the basis of the direct and indirect costs of performing such services. There is no additional charge to Evergreen Money Market for the services provided by Lieber & Company.

         Virtus serves as the investment adviser for Virtus Money Market. As investment adviser, Virtus continuously conducts investment research and supervision of Virtus Money Market and is responsible for the purchase and sale of portfolio securities. For its services as investment adviser, Virtus receives a fee at an annual rate of 0.50% of the Fund's average daily net assets.


         Each investment adviser may, at its discretion, reduce or waive its fee or reimburse a Fund for certain of its other expenses in order to reduce its expense ratios. Each investment adviser may reduce or cease these voluntary waivers and reimbursements at any time.

Administrator


         Federated Administrative Services ("FAS") provides Virtus Money Market with certain administrative personnel and services including certain legal and accounting services. FAS is entitled to receive a fee for such services at the following annual rates: 0.15% on the first $250 million of average daily net assets of the combined assets of the funds in the Blanchard/Virtus mutual fund family, 0.125% on the next $250 million of such assets, 0.10% on the next $250 million of such assets, and 0.075% on assets in excess of $750 million.


Distribution of Shares


         Evergreen Distributor, Inc. ("EDI"), an affiliate of BISYS Fund Services, acts as underwriter of Evergreen Money Market's shares. EDI distributes the Fund's shares directly or through broker-dealers, banks (including FUNB), or other financial intermediaries. Evergreen Money Market offers five classes of shares: Class A, Class B, Class C, Class K and Class Y. Each class has separate distribution arrangements. (See "Distribution-Related Expenses" below.) No class bears the distribution expenses relating to the shares of any other class.


         In the proposed Reorganization, shareholders of Virtus Money Market who own Trust shares will receive Class Y shares of Evergreen Money Market, and shareholders of Virtus Money Market who own Investment shares will receive Class A shares of Evergreen Money Market. The Class A and Class Y shares of Evergreen Money Market have substantially similar arrangements with respect to the imposition of Rule 12b-1 distribution and service fees as the Investment and Trust shares of Virtus Money Market. Because the Reorganization will be effected at net asset value without the imposition of a sales charge, Evergreen Money Market shares acquired by shareholders of Virtus Money Market pursuant to the proposed Reorganization will not be subject to any initial sales charge or contingent deferred sales charge ("CDSC") as a result of the Reorganization.


         The following is a summary description of charges and fees for the Class Y and Class A shares of Evergreen Money Market which will be received by Virtus Money Market shareholders in the Reorganization. More detailed descriptions of the distribution arrangements applicable to the classes of shares are contained in the respective Evergreen Money Market Prospectuses and the Virtus Money Market Prospectuses and in each Fund's respective Statements of Additional Information.


         Class Y Shares. Class Y shares are sold at net asset value without an initial sales charge or a CDSC. Class Y shares are only available to (i) all shareholders of record in one or more of the Evergreen family of funds for which Evergreen Asset served as investment adviser as of December 30, 1994, (ii) certain institutional investors and (iii) investment advisory clients of FUNB, Evergreen Asset or their affiliates. Virtus Money Market shareholders who receive Evergreen Money Market Class Y shares in the Reorganization who wish to make subsequent purchases of Evergreen Money Market shares will be able to purchase Class Y shares.

         Class A Shares. Class A shares are sold at net asset value without an initial sales charge or a CDSC. As indicated below, Class A shares are subject to distribution-related fees. Holders of Investment shares of Virtus Money Market who receive Evergreen Money Market Class A shares in the Reorganization will be able to purchase additional Class A shares of Evergreen Money Market and of any other Evergreen fund at net asset value. No initial sales charge will be imposed.

         Additional  information regarding the classes of shares of each Fund is
included  in  their   respective   Prospectuses  and  Statements  of  Additional
Information.

Distribution-Related Expenses. Evergreen Money Market has adopted a Rule 12b-1 plan with respect to its Class A shares under which the Class may pay for distribution-related expenses at an annual rate which may not exceed 0.75% of average daily net assets attributable to the Class. Payments with respect to Class A shares are currently limited to 0.30% of average daily net assets attributable to the Class, which amount may be increased to the full plan rate for the Fund by the Trustees without shareholder approval.

         Virtus Money Market has adopted a Rule 12b-1 plan with respect to its Investment shares under which the Class may pay for distribution-related expenses at an annual rate of 0.25% of average daily net assets attributable to the Class. Virtus Money Market has not adopted a Rule 12b-1 Plan with respect to its Trust shares.

         Additional information regarding the Rule 12b-1 plans adopted by each Fund is included in its respective Prospectus and Statement of Additional Information.

Purchase and Redemption Procedures

         Information concerning applicable sales charges and distribution-related fees is provided above. Investments in the Funds are not insured. The minimum initial purchase requirement for each Fund is $1,000
($10,000 for Trust shares of Virtus Money Market). Except for the minimum investment requirement of $100 for Investment shares of Virtus Money Market, there is no minimum for subsequent purchases of shares of either Fund. Each Fund provides for telephone, mail or wire redemption of shares at net asset value (less any applicable CDSC in the case of Virtus Money Market) as next determined after receipt of a redemption request on each day the New York Stock Exchange ("NYSE") is open for trading. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in the respective Prospectuses for each Fund. Each Fund may involuntarily redeem shareholders' accounts that have less than $1,000 of invested funds. All funds invested in each Fund are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

Exchange Privileges

         Virtus Money Market currently permits holders of Investment shares to exchange such shares for Investment shares of other funds managed by Virtus. Exchanges of Trust shares are not permitted. Holders of shares of a class of Evergreen Money Market generally may exchange their shares for shares of the same class of any other Evergreen fund. Virtus Money Market shareholders will be receiving Class Y and Class A shares of Evergreen Money Market in the Reorganization. With respect to shares of Evergreen Money Market received by Virtus Money Market shareholders in the Reorganization, the exchange privilege is limited to the Class Y and Class A shares, as applicable, of other Evergreen funds. Evergreen Money Market limits exchanges to five per calendar year and three per calendar quarter. No sales charge is imposed on an exchange. An exchange which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of such Fund. The current exchange privileges, and the requirements and limitations attendant thereto, are described in each Fund's respective Prospectuses and Statements of Additional Information.

Dividend Policy

         Each Fund declares dividends of its net income daily and pays such dividends monthly. Each Fund distributes its net capital gains, if any, at least annually. Shareholders begin to earn dividends on the first business day after shares are purchased unless shares were not paid for, in which case dividends are not earned until the next business day after payment is received. Dividends and distributions are reinvested in additional shares of the same class of the respective Fund, or paid in cash, as a shareholder has elected. See the respective Prospectuses of each Fund for further information concerning dividends and distributions.

         After the Reorganization, shareholders of Virtus Money Market who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from Evergreen Money Market reinvested in shares of Evergreen Money Market. Shareholders of Virtus Money Market who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from Evergreen Money Market in cash after the Reorganization, although they may, after the Reorganization, elect to have such dividends and/or distributions reinvested in additional shares of Evergreen Money Market.

         Each of Evergreen Money Market and Virtus Money Market has qualified and intends to continue to qualify to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). While so qualified, so long as each Fund distributes all of its net investment company taxable income and any net realized gains to shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts so distributed. A 4% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

Risks

         Since the investment objectives and policies of each Fund are substantially the same, the risks involved in investing in each Fund's shares are similar. There is no assurance that investment performances will be positive or that either of the Funds will meet its investment objective. For a discussion of each Fund's objectives and policies, see "Comparison of Investment Objectives and Policies."


         In general, an investment in either Fund entails substantially the same risks. The Funds invest only in securities that have remaining maturities of 397 days (thirteen months) or less at the date of purchase. For this purpose, floating rate or variable rate obligations, which are payable on demand, but which may otherwise have a stated maturity in excess of this period, will be deemed to have remaining maturities of less that 397 days pursuant to conditions established by the SEC. The Funds maintain a dollar-weighted average portfolio maturity of ninety days or less. The Funds follow these policies to maintain a stable net asset value of $1.00 per share, although there is no assurance they can do so on a continuing basis. The market value of the obligations in a Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates.


                         REASONS FOR THE REORGANIZATION

         On July 18, 1997, First Union entered into an Agreement and Plan of Merger with Signet, which provided, among other things, for the Merger of Signet with and into a wholly-owned subsidiary of First Union. The Merger was consummated on November 28, 1997. As a result of the Merger it is expected that FUNB and its affiliates will succeed to the investment advisory and administrative functions currently performed for Virtus Money Market by various units of Signet and various unaffiliated parties. It is also expected that Signet will no longer, upon completion of the Reorganization and similar reorganizations of other funds in the Signet mutual fund family, provide investment advisory or administrative services to investment companies.


         At a meeting held on September 16, 1997, the Board of Trustees of The Virtus Funds considered and approved the Reorganization as in the best interests of shareholders of Virtus Money Market and determined that the interests of existing shareholders of Virtus Money Market will not be diluted as a result of the transactions contemplated by the Reorganization. In addition, the Trustees approved the Interim Advisory Agreement with respect to Virtus Money Market.


         As noted above, Signet has merged with and into a wholly-owned subsidiary of First Union. Signet is the parent company of Virtus, investment adviser to the mutual funds which comprise The Virtus Funds. The Merger caused, as a matter of law, termination of the investment advisory agreement between each series of The Virtus Funds and Virtus with respect to the Fund. The Virtus Funds have received an order from the SEC which permits Virtus to continue to act as Virtus Money Market's investment adviser without shareholder approval, for a period of not more than 120 days from the date the Merger was consummated (November 28, 1997) to the date of shareholder approval of a new investment advisory agreement. Accordingly, the Trustees have considered the recommendations of Signet in approving the proposed Reorganization.

         In approving the Plan, the Trustees reviewed various factors about the Funds and the proposed Reorganization. There are substantial similarities between Evergreen Money Market and Virtus Money Market. Specifically, Evergreen Money Market and Virtus Money Market have substantially similar investment objectives and policies and comparable risk profiles. See "Comparison of Investment Objectives and Policies" below. At the same time, the Board of Trustees evaluated the potential economies of scale associated with larger mutual funds and concluded that operational efficiencies may be achieved upon the combination of Virtus Money Market with an Evergreen fund with a greater level of assets. As of September 30, 1997, Evergreen Money Market's net assets were approximately $3,359 million and Virtus Money Market's net assets were approximately $241 million.

         In addition, assuming that an alternative to the Reorganization would be to propose that Virtus Money Market continue its existence and be separately managed by Evergreen Asset or one of its affiliates, Virtus Money Market would be offered through common distribution channels with the substantially similar Evergreen Money Market. Virtus Money Market would also have to bear the cost of maintaining its separate existence. Signet and Evergreen Asset believe that the prospect of dividing the resources of the Evergreen mutual fund organization between two similar funds could result in each Fund being disadvantaged due to an inability to achieve optimum size, performance levels and the greatest possible economies of scale. Accordingly, for the reasons noted above and recognizing that there can be no assurance that any economies of scale or other benefits will be realized, Signet and Evergreen Asset believe that the proposed Reorganization would be in the best interests of each Fund and its shareholders.

         The Board of Trustees of The Virtus Funds met and considered the recommendation of Signet and Evergreen Asset, and, in addition, considered among other things, (i) the terms and conditions of the Reorganization; (ii) whether the Reorganization would result in the dilution of shareholders' interests;
(iii) expense ratios, fees and expenses of Evergreen Money Market and Virtus Money Market; (iv) the comparative performance records of each of the Funds; (v) compatibility of their investment objectives and policies; (vi) the investment experience, expertise and resources of Evergreen Asset; (vii) the service and distribution resources available to the Evergreen funds and the broad array of investment alternatives available to shareholders of the Evergreen funds; (viii) the personnel and financial resources of First Union and its affiliates; (ix) the fact that FUNB will bear the expenses incurred by Virtus Money Market in connection with the Reorganization; (x) the fact that Evergreen Money Market will assume certain identified liabilities of Virtus Money Market; and (xi) the expected federal income tax consequences of the Reorganization.


         The Trustees also considered the benefits to be derived by shareholders of Virtus Money Market from the sale of its assets to Evergreen Money Market. In this regard, the Trustees considered the potential benefits of being associated with a larger entity and the economies of scale that could be realized by the participation in such an entity by shareholders of Virtus Money Market.

         In addition, the Trustees considered that there are alternatives available to shareholders of Virtus Money Market, including the ability to redeem their shares, as well as the option to vote against the Reorganization.

         During their consideration of the Reorganization the Trustees met with Fund counsel and counsel to the Independent Trustees regarding the legal issues involved. The Trustees of Evergreen Money Market Trust also concluded at a meeting on September 16, 1997 that the proposed Reorganization would be in the best interests of shareholders of Evergreen Money Market and that the interests of the shareholders of Evergreen Money Market would not be diluted as a result of the transactions contemplated by the Reorganization.

                   THE TRUSTEES OF THE VIRTUS FUNDS RECOMMEND
              THAT THE SHAREHOLDERS OF VIRTUS MONEY MARKET APPROVE
                          THE PROPOSED REORGANIZATION.

Agreement and Plan of Reorganization

         The following summary is qualified in its entirety by reference to the Plan (Exhibit A hereto).

         The Plan provides that Evergreen Money Market will acquire all of the assets of Virtus Money Market in exchange for shares of Evergreen Money Market and the assumption by Evergreen Money Market of certain identified liabilities of Virtus Money Market on or about February 27, 1998 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Virtus Money Market will endeavor to discharge all of its known liabilities and obligations. Evergreen Money Market will not assume any liabilities or obligations of Virtus Money Market other than those reflected in an unaudited statement of assets and liabilities of Virtus Money Market prepared as of the close of regular trading on the NYSE, currently 4:00 p.m. Eastern time, on the business day immediately prior to the Closing Date. The number of full and fractional shares of each class of Evergreen Money Market to be received by the shareholders of Virtus Money Market will be determined by multiplying the respective outstanding class of shares of Virtus Money Market by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of Virtus Money Market by the net asset value per share of the respective class of shares of Evergreen Money Market. Such computations will take place as of the close of regular trading on the NYSE on the business day immediately prior to the Closing Date. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

         State Street Bank and Trust Company, the custodian for Evergreen Money Market, will compute the value of each Fund's respective portfolio securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectuses and Statement of Additional Information of Evergreen Money Market, Rule 22c-1 under the 1940 Act, and with the interpretations of such Rule by the SEC's Division of Investment Management.

         At or prior to the Closing Date, Virtus Money Market will have declared a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund's shareholders (in shares of the Fund, or in cash, as the shareholder has previously elected) all of the Fund's net investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

         As soon after the Closing Date as conveniently practicable, Virtus Money Market will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of Evergreen Money Market received by Virtus Money Market. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of the Fund's shareholders on the share records of Evergreen Money Market's transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Evergreen Money Market due to the Fund's shareholders. All issued and outstanding shares of Virtus Money Market, including those represented by certificates, will be canceled. The shares of Evergreen Money Market to be issued will have no preemptive or conversion rights. After such distributions and the winding up of its affairs, Virtus Money Market will be terminated. In connection with such termination, The Virtus Funds will file with the SEC an application for termination as a registered investment company.

         The consummation of the Reorganization is subject to the conditions set forth in the Plan, including approval by Virtus Money Market's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in "Federal Income Tax Consequences" below. Notwithstanding approval of Virtus Money Market's shareholders, the Plan may be terminated (a) by the mutual agreement of Virtus Money Market and Evergreen Money Market; or (b) at or prior to the Closing Date by either party (i) because of a breach by the other party of any representation, warranty, or agreement contained therein to be performed at or prior to the Closing Date if not cured within 30 days, or (ii) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

         The expenses of Virtus Money Market in connection with the Reorganization (including the cost of any proxy soliciting agent) will be borne by FUNB whether or not the Reorganization is consummated. No portion of such expenses will be borne directly or indirectly by Virtus Money Market or its shareholders. There are not any liabilities or any expected reimbursements in connection with the 12b-1 Plan of Virtus Money Market. As a result, no 12b-1 liabilities will be assumed by Evergreen Money Market following the Reorganization.

         If the Reorganization is not approved by shareholders of Virtus Money Market, the Board of Trustees of The Virtus Funds will consider other possible courses of action in the best interests of shareholders.

Federal Income Tax Consequences


         The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Code. As a condition to the closing of a Reorganization, Virtus Money Market will receive an opinion of Sullivan & Worcester LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the
Reorganization:


         (1) The transfer of all of the assets of Virtus Money Market solely in exchange for shares of Evergreen Money Market and the assumption by Evergreen Money Market of certain identified liabilities, followed by the distribution of Evergreen Money Market's shares by Virtus Money Market in dissolution and liquidation of Virtus Money Market, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and Evergreen Money Market and Virtus Money Market will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;


         (2) No gain or loss will be recognized by Virtus Money Market on the transfer of all of its assets to Evergreen Money Market solely in exchange for Evergreen Money Market's shares and the assumption by Evergreen Money Market of certain identified liabilities of Virtus Money Market or upon the distribution of Evergreen Money Market's shares to Virtus Money Market's shareholders in exchange for their shares of the Fund;

         (3) The tax basis of the assets transferred will be the same to Evergreen Money Market as the tax basis of such assets to Virtus Money Market immediately prior to the Reorganization, and the holding period of such assets in the hands of Evergreen Money Market will include the period during which the assets were held by Virtus Money Market;

         (4) No gain or loss will be recognized by Evergreen Money Market upon the receipt of the assets from Virtus Money Market solely in exchange for the shares of Evergreen Money Market and the assumption by Evergreen Money Market of certain identified liabilities of Virtus Money Market;


         (5) No gain or loss will be recognized by Virtus Money Market's shareholders upon the issuance of the shares of Evergreen Money Market to them, provided they receive solely such shares (including fractional shares) in exchange for their shares of Virtus Money Market; and


         (6) The aggregate tax basis of the shares of Evergreen Money Market, including any fractional shares, received by each of the shareholders of Virtus Money Market pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of Virtus Money Market held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of Evergreen Money Market, including fractional shares, received by each such shareholder will include the period during which the shares of Virtus Money Market exchanged therefor were held by such shareholder (provided that the shares of the Fund were held as a capital asset on the date of the Reorganization).


         Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of Virtus Money Market would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Fund shares and the fair market value of Evergreen Money Market shares he or she received. Shareholders of Virtus Money Market should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Evergreen Money Market. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders of Virtus Money Market should also consult their tax advisers as to the state and local tax consequences, if any, of the Reorganization.


Pro-forma Capitalization

         The following table sets forth the capitalizations of Evergreen Money Market and Virtus Money Market as of September 30, 1997 and the capitalization of Evergreen Money Market on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.00 and 1.00 Class Y and Class A shares, respectively, of Evergreen Money Market issued for each Trust and Investment share, respectively, of Virtus Money Market.



                     Capitalization of Virtus Money Market,
                      Evergreen Money Market and Evergreen
                            Money Market (Pro Forma)


                                                                                                 Evergreen Money
                                       Virtus Money               Evergreen Money                Market (After
                                       Market                     Market                         Reorganization)

Net Assets
   Trust..........................     $164,290,280               N/A                            N/A
   Investment.....................     $77,220,470                N/A                            N/A
   Class A........................     N/A                        $2,765,660,868                 $2,842,881,338
   Class B........................     N/A                        $19,980,018                    $19,980,018
   Class C........................     N/A                        $4,548,126                     $4,548,126
   Class K........................     N/A                        $186,604                       $186,604
   Class Y........................     N/A                        $568,378,112                   $732,668,392
                                       ------------               ---------------                ---------------
   Total Net                           $241,510,750               $3,358,753,728                 $3,600,264,478
     Assets.......................
Net Asset Value Per
Share
   Trust..........................     $1.00                      N/A                            N/A
   Investment.....................     $1.00                      N/A                            N/A
   Class A........................     N/A                        $1.00                          $1.00
   Class B........................     N/A                        $1.00                          $1.00
   Class C........................     N/A                        $1.00                          $1.00
   Class K........................     N/A                        $1.00                          $1.00
   Class Y........................     N/A                        $1.00                          $1.00
Shares Outstanding
   Trust..........................     164,290,280                N/A                            N/A
   Investment.....................     77,220,470                 N/A                            N/A
   Class A........................     N/A                        2,765,805,651                  2,843,026,121
   Class B........................     N/A                        19,983,079                     19,983,079
   Class C........................     N/A                        4,549,434                      4,549,434
   Class K........................     N/A                        186,604                        186,604
   Class Y........................     N/A                        568,939,822                    733,230,102
                                       ------------               --------------                 -------------

   All Classes....................                                3,359,464,590                  3,600,975,340
                                       241,510,750


         The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

Shareholder Information

         As of December 26, 1997 (the "Record Date"), the following number of each Class of shares of beneficial interest of Virtus Money Market were outstanding:


Class of Shares

Trust..........................................           201,390,525
Investment.....................................            71,428,188
                                                          -----------
All Classes....................................           272,818,713

         As of November 30, 1997, the officers and Trustees of The Virtus Funds beneficially owned as a group less than 1% of the outstanding shares of Virtus Money Market. To Virtus Money Market's knowledge, the following persons owned beneficially or of record more than 5% of Virtus Money Market's total outstanding shares as of November 30, 1997:



                                                                                                     Percen-tage of
                                                                             Percentage                Shares of Class
                                                                             of Shares of              After Reorgani-
                                                                             Class Before              zation
                                                                             Reorgani-
                                                     No. of                  zation
Name and Address                   Class             Shares


                                   Trust             210,172,525             97.05%                    25.89% Class Y




Bova & Co.
Signet Trust
Company
P.O. Box 26311
Richmond, VA
23260-6311


                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES


         The following discussion is based upon and qualified in its entirety by the descriptions of the respective investment objectives, policies and restrictions set forth in the respective Prospectuses and Statements of Additional Information of the Funds. The investment objective, policies and restrictions of Evergreen Money Market can be found in the Prospectuses of Evergreen Money Market under the caption "Investment Objectives and Policies." Evergreen Money Market's Prospectuses also offer additional funds advised by FUNB or its affiliates. These additional funds are not involved in the Reorganization, their investment objectives and policies are not discussed in this Prospectus/Proxy Statement and their shares are not offered hereby. The investment objective, policies and restrictions of Virtus Money Market can be found in the Prospectuses of the Fund under the caption "Investment Objective and Policies of each Fund." Unlike the investment objective of Virtus Money Market, which is fundamental, the investment objective of Evergreen Money Market is non-fundamental and can be changed by the Board of Trustees without shareholder approval.

         The investment objective of Evergreen Money Market is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity. The Fund invests in high quality money market instruments, which are determined to be of eligible quality under SEC rules and to present minimal credit risk. Under SEC rules, eligible securities include First Tier Securities (i.e., securities rated in the highest short-term rating category) and Second Tier Securities (i.e., securities which are otherwise eligible but not in the First Tier). The rules prohibit the Fund from holding more than 5% of its value in Second Tier Securities.

The Fund's permitted investments include:

         1. Marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities, including issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the United States Government, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality. Agencies or instrumentalities whose securities are supported by the full faith and credit of the United States include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export- Import Bank of the United States, Small Business Administration and Government National Mortgage Association. Examples of agencies or instrumentalities whose securities are supported by the right of the issuer to borrow from the Treasury include, but are not limited to, the Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal National Mortgage Association and Tennessee Valley Authority. Agencies or instrumentalities whose securities are supported only by the credit of the agency or instrumentality include the Interamerican Development Bank and the International Bank for Reconstruction and Development. These obligations are supported by appropriated but unpaid commitments of its member countries. There are no assurances that the commitments will be undertaken in the future.

         2. Commercial paper, including variable amount master demand notes, that is rated in one of the two highest short-term rating categories by any two of Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service ("Moody's") or any other nationally recognized statistical rating organization ("SRO") (or by a single rating agency if only one of these agencies has assigned a rating). The Fund will not invest more than 10% of its total assets, at the time of the investment in question, in variable amount master demand notes.


         3. Corporate debt securities and bank obligations that are rated in one of the two highest short-term rating categories by any two of S&P, Moody's and any other SRO (or by a single rating agency if only one of these agencies has assigned a rating).

         4. Unrated corporate debt securities, commercial paper and bank obligations that are issued by an issuer that has outstanding a class of short-term debt instruments (i.e., instruments having a maturity of 366 days or less) that (A) is comparable in priority and security to the unrated securities and (B) meets the rating requirements of paragraphs 2 or 3 above.

         5. Unrated corporate debt securities, commercial paper and bank obligations issued by domestic and foreign companies which have an outstanding long-term debt issue rated in the top two rating categories by an SRO and determined by the investment adviser to be of comparable quality.

         6. Unrated corporate debt securities, commercial paper and bank obligations otherwise determined by the investment adviser to be of comparable quality.

         7. Repurchase agreements with respect to the securities described in paragraphs 1 through 6 above.

         Evergreen Money Market may invest up to 30% of its total assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including

U.S. branches of foreign banks) or by foreign branches of U.S.
banks.


         Evergreen Money Market may invest in commercial paper and other short-term corporate obligations which meet the rating criteria specified in paragraphs 3 and 4 above and which are issued in private placements pursuant to
Section 4(2) of the Securities Act of 1933, as amended (the "Act"). Such securities are not registered for purchase and sale by the public under the Act. The Fund has been informed that the staff of the SEC does not consider such securities to be readily marketable. The Fund will not invest more than 10% of its net assets in securities which are not readily marketable (including private placement securities) and in repurchase agreements maturing in more than seven days.


         The investment objective of Virtus Money Market is substantially identical to that of Evergreen Money Market: to provide current income consistent with stability of principal. Virtus Money Market and Evergreen Money Market invest in similar securities. Both invest in a diversified portfolio of high quality money market instruments maturing in 397 days or less. Both maintain a dollar-weighted average portfolio maturity of 90 days or less. Both invest only in instruments denominated and payable in U.S. dollars. However, Virtus Money Market does not have a policy limiting investments in foreign bank instruments.

         The characteristics of each investment policy and the associated risks are described in each Fund's respective Prospectuses and Statements of Additional Information. The Funds have other investment policies and restrictions which are also set forth in the Prospectuses and Statements of Additional Information of each Fund.

                 COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS

Forms of Organization

         Evergreen Money Market Trust and The Virtus Funds are open-end management investment companies registered with the SEC under the 1940 Act, which continuously offer shares to the public. Evergreen Money Market Trust is organized as a Delaware business trust and The Virtus Funds is organized as a Massachusetts business trust. Each Trust is governed by a Declaration of Trust, By-Laws and a Board of Trustees. Each Trust is also governed by applicable Delaware, Massachusetts and federal law. Evergreen Money Market is a series of Evergreen Money Market Trust and Virtus Money Market is a series of The Virtus Funds.

         As set forth in the Supplement to Evergreen Money Market's Prospectuses, effective December 22, 1997, Evergreen Money Market Fund, a series of Evergreen Money Market Trust, a Massachusetts business trust, was reorganized (the "Delaware Reorganization") into a corresponding series (Evergreen Money Market) of Evergreen Money Market Trust. In connection with the Delaware Reorganization, the Fund's investment objective was reclassified from "fundamental" to "non-fundamental" and therefore may be changed without shareholder approval; the Fund adopted certain standardized investment restrictions; and the Fund eliminated or reclassified from fundamental to non-fundamental certain of the Fund's other currently fundamental investment restrictions.

Capitalization


         The beneficial interests in Evergreen Money Market are represented by an unlimited number of transferable shares of beneficial interest, $.001 par value per share. The beneficial interests in Virtus Money Market are represented by an unlimited number of transferable shares of beneficial interest without par value. The respective Declaration of Trust under which each Fund has been established permits the Trustees to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued. Each Fund's shares represent equal proportionate interests in the assets belonging to the Funds. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by class, as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class and by series as to matters, such as approval of or amendments to investment advisory agreements or proposed reorganizations, that affect only their particular series.


Shareholder Liability

         Under Massachusetts law, shareholders of a business trust could, under certain circumstances, be held personally liable for the obligations of the business trust. However, the Declaration of Trust under which Virtus Money Market was established disclaims shareholder liability for acts or obligations of the series and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Virtus Funds' Declaration of Trust provides for indemnification out of the series property for all losses and expenses of any shareholder held personally liable for the obligations of the series. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which a disclaimer is inoperative and the series or the trust itself would be unable to meet its obligations.


         Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. No similar statutory or other authority limiting business trust shareholder liability exists in any other state. As a result, to the extent that Evergreen Money Market Trust or a shareholder is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, and may thereby subject shareholders of a Delaware business trust to liability. To guard against this risk, the Declaration of Trust of Evergreen Money Market Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of Evergreen Money Market Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of Evergreen Money Market Trust is remote.


Shareholder Meetings and Voting Rights

         Neither Evergreen Money Market Trust on behalf of Evergreen Money Market nor The Virtus Funds on behalf of Virtus Money Market is required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of Evergreen Money Market Trust or The Virtus Funds. In addition, each is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Each Trust currently does not intend to hold regular shareholder meetings. Each Trust does not permit cumulative voting. Except when a larger quorum is required by applicable law, with respect to Evergreen Money Market, twenty-five percent (25%) of the outstanding shares entitled to vote, and with respect to Virtus Money Market, a majority of the outstanding shares entitled to vote constitutes a quorum for consideration of such matter. For Evergreen Money Market and for Virtus Money Market, a majority of the votes cast and entitled to vote is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).


         Under the Declaration of Trust of Evergreen Money Market Trust, each share of Evergreen Money Market will be entitled to one vote for each dollar of net asset value applicable to each share. Under the voting provisions governing Virtus Money Market, each share is entitled to one vote. Over time, the net asset values of the mutual funds which are each a series of The Virtus Funds have changed in relation to one another and are expected to continue to do so in the future. Because of the divergence in net asset values, a given dollar investment in a fund which is a series of The Virtus Funds and which has a lower net asset value will purchase more shares and, under the current voting provisions of The Virtus Funds, will have more votes, than the same investment in a fund with a higher net asset value. Under the Declaration of Trust of Evergreen Money Market Trust, voting power is related to the dollar value of the shareholders' investment rather than to the number of shares held.


Liquidation or Dissolution

         In the event of the liquidation of Evergreen Money Market and Virtus Money Market the shareholders are entitled to receive, when, and as declared by the Trustees, the excess of the assets belonging to such Fund or attributable to the class over the liabilities belonging to the Fund or attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of a class of the Fund held by them and recorded on the books of the Fund.

Liability and Indemnification of Trustees

         The Declaration of Trust of The Virtus Funds provides that a Trustee shall be liable only for his own willful defaults, and that no Trustee shall be protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         The By-Laws of The Virtus Funds provide that a present or former Trustee or officer is entitled to indemnification against liabilities and expenses with respect to claims related to his or her position with the Trust, provided that no indemnification shall be provided to a Trustee or officer against any liability to the Trust or any series thereof or the shareholders of any series by reasons of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Under the Declaration of Trust of Evergreen Money Market Trust, a Trustee is liable to the Trust and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee
(i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. The Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

         The foregoing is only a summary of certain characteristics of the operations of the Declarations of Trust, By-Laws, Delaware and Massachusetts law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declarations of Trust, By-Laws, Delaware and Massachusetts law directly for more complete information.

              INFORMATION REGARDING THE INTERIM ADVISORY AGREEMENT

Introduction


         In view of the Merger discussed above, and the factors discussed below, the Board of Trustees of The Virtus Funds recommends that shareholders of Virtus Money Market approve the Interim Advisory Agreement. The Merger became effective on November 28, 1997. Pursuant to an order received from the SEC all fees payable under the Interim Advisory Agreement will be placed in escrow and paid to Virtus if shareholders approve the contract within 120 days of its effective date. The Interim Advisory Agreement will remain in effect until the earlier of the Closing Date for the Reorganization or two years from its effective date. The terms of the Interim Advisory Agreement are essentially the same as the Previous Advisory Agreement (as defined below). The only difference between the Previous Advisory Agreement and the Interim Advisory Agreement, if approved by shareholders, is the length of time each Agreement is in effect. A description of the Interim Advisory Agreement pursuant to which Virtus continues as investment adviser to Virtus Money Market, as well as the services to be provided by Virtus pursuant thereto as set forth below under "Advisory Services." The description of the Interim Advisory Agreement in this Prospectus/Proxy Statement is qualified in its entirety by reference to the Interim Advisory Agreement, attached hereto as Exhibit B.

         Virtus, a Maryland corporation formed in 1995 to succeed to the business of Signet Asset Management (adviser to the Fund since 1990), is an indirect wholly-owned subsidiary of First Union. Virtus' address is 707 East Main Street, Suite 1300, Richmond, Virginia 23219. Virtus has served as investment adviser pursuant to an Investment Advisory Contract dated March 1, 1995, as amended on October 21, 1996. As used herein, the Investment Advisory Agreement, as amended, for Virtus Money Market is referred to as the "Previous Advisory Agreement." At a meeting of the Board of Trustees of The Virtus Funds held on September 16, 1997, the Trustees, including a majority of the Independent Trustees, approved the Interim Advisory Agreement for Virtus Money Market.


         The Trustees have authorized The Virtus Funds, on behalf of Virtus Money Market, to enter into the Interim Advisory Agreement with Virtus. Such Agreement became effective on November 28, 1997. If the Interim Advisory
Agreement for Virtus Money Market is not approved by the shareholders, the Trustees will consider appropriate actions to be taken with respect to Virtus Money Market's investment advisory arrangements at that time. The Previous Advisory Agreement was last approved by the Trustees, including a majority of the Independent Trustees, on February 24, 1997.

Comparison of the Interim Advisory Agreement and the Previous
Advisory Agreement.

         Advisory Services. The management and advisory services to be provided by Virtus under the Interim Advisory Agreement are identical to those currently provided by Virtus under the Previous Advisory Agreement. Under the Previous Advisory Agreement and Interim Advisory Agreement, Virtus manages Virtus Money Market and continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio securities.


         FAS currently acts as administrator of Virtus Money Market. FAS will continue during the term of the Interim Advisory Agreement as Virtus Money
Market's administrator for the same compensation as currently received . An affiliate of FAS currently performs transfer agency services for Virtus Money Market's shareholders . Commencing February 9, 1998 Evergreen Service Company will provide such transfer agency services for the same fees charged by Virtus Money Market's current transfer agent. See "Summary - Administrator."


     Fees and Expenses. The investment advisory fees and expense limitations for Virtus Money Market under the Previous Advisory Agreement and the Interim
Advisory Agreement are identical. See "Summary -Investment Advisers and Sub-Adviser."


         Expense Reimbursement. The Previous Advisory Agreement included a provision which provides that Virtus may from time to time and for such periods as it deems appropriate reduce its compensation to the extent that the Fund's expenses exceed such lower expense limitation as Virtus may, by notice to The Virtus Funds, voluntarily declare to be effective. Furthermore, Virtus may, if it deems appropriate, assume expenses of the Fund or a class to the extent that the Fund's or classes' expenses exceed such lower expense limitation as Virtus may, by notice to The Virtus Funds, voluntarily declare to be effective.


         The Interim Advisory Agreement contains an identical provision.

         Payment of Expenses and Transaction Charges. Under the Previous Advisory Agreement, The Virtus Funds was required to pay or cause to be paid on behalf of the Fund or each class, all of the Fund's or classes' expenses and the Fund's or classes' allocable share of The Virtus Funds' expenses.

         The Interim Advisory Agreement contains an identical provision.

         Limitation of Liability. The Previous Advisory Agreement provided that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the Agreement on the part of Virtus, Virtus was not liable to The Virtus Funds or to the Fund or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding or sale of any security.

         The Interim Advisory Agreement contains an identical provision.

         Termination; Assignment. The Interim Advisory Agreement provides that it may be terminated without penalty by vote of a majority of the outstanding voting securities of Virtus Money Market (as defined in the 1940 Act) or by a vote of a majority of The Virtus Funds' entire Board of Trustees on 60 days' written notice to Virtus or by Virtus on 60 days' written notice to The Virtus Funds. Also, the Interim Advisory Agreement will automatically terminate in the event of its assignment (as defined in the 1940 Act). The Previous Advisory Agreement contained identical provisions as to termination and assignment.

Information About Virtus Money Market's Investment Adviser

         Virtus, a registered investment adviser, manages, in addition to the Fund, other funds of The Virtus Funds, the Blanchard Group of Funds and three fixed income trust funds. The name and address of each executive officer and director of Virtus are set forth in Appendix A to this Prospectus/Proxy Statement.


         During the fiscal years ended September 30, 1997, 1996 and 1995, Virtus received from Virtus Money Market management fees of $1,250,019, $1,249,811 and $868,490, respectively, of which $57,472, $299,129 and $336,697, respectively, were voluntarily waived. Virtus is currently waiving a portion of its management fee. See "Comparison of Fees and Expenses." Signet acts as custodian for Virtus Money Market and received $74,934 for the fiscal year ended September 30, 1997. Commencing on or about January 20, 1998 FUNB will act as Virtus Money Market's custodian during the term of the Interim Advisory Agreement.


         The Board of Trustees considered the Interim Advisory Agreement as part of its overall approval of the Plan. The Board of Trustees considered, among other things, the factors set forth above in "Reasons for the Reorganization." The Board of Trustees also considered the fact that there were no material differences between the terms of the Interim Advisory Agreement and the terms of the Previous Advisory Agreement.

                 THE TRUSTEES OF THE VIRTUS FUNDS RECOMMEND THAT
                 THE SHAREHOLDERS OF VIRTUS MONEY MARKET APPROVE
                         THE INTERIM ADVISORY AGREEMENT

                             ADDITIONAL INFORMATION


         Evergreen Money Market. Information concerning the operation and management of Evergreen Money Market is incorporated herein by reference from the Prospectuses dated October 31, 1996, as amended, copies of which are enclosed, and the Statement of Additional Information of the same date. A copy of such Statement of Additional Information is available upon request and without charge by writing to Evergreen Money Market at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-343-2898.


         Virtus Money Market. Information about the Fund is included in its current Prospectuses dated November 30, 1997 and in the Statements of Additional Information of the same date, that have been filed with the SEC, all of which are incorporated herein by reference. Copies of the Prospectuses and Statements of Additional Information are available upon request and without charge by writing to Virtus Money Market at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-829-3863.

         Evergreen Money Market and Virtus Money Market are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material, and charter documents with the SEC. These items can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional
Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661- 2511 and Seven World Trade Center, Suite 1300, New York, New York 10048.

                    VOTING INFORMATION CONCERNING THE MEETING


         This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Trustees of The Virtus Funds to be used at the Special Meeting of Shareholders to be held at 2:00 p.m., February 20, 1998, at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, Massachusetts 02116
and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the meeting and a proxy card, is first being mailed to shareholders of Virtus Money Market on or about January 5, 1998. Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Meeting or any adjournment thereof. The holders of a majority of the outstanding shares entitled to vote, at the close of business on the Record Date, present in person or represented by proxy, will constitute a quorum for the Meeting. If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR the proposed Reorganization, FOR the Interim Advisory Agreement and FOR any other matters deemed appropriate. Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote or (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but will not be counted as shares voted and will have no effect on the vote regarding the Plan. However, such "broker non-votes" will have the effect of being counted as votes against the Interim Advisory Agreement which must be approved by a percentage of the shares present at the Meeting or a majority of the outstanding voting securities. A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of The Virtus Funds, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby and FOR approval of the Interim Advisory Agreement.


         Approval of the Plan will require the affirmative vote of a majority of the shares voted and entitled to vote, with all classes voting together as a single class at the Meeting at which a quorum of the Fund's shares is present. Approval of the Interim Advisory Agreement will require the affirmative vote of
(i) 67% or more of the outstanding voting securities if holders of more than 50% of the outstanding voting securities are present, in person or by proxy, at the Meeting, or (ii) more than 50% of the outstanding voting securities, whichever is less, with all classes voting together as one class. Each full share outstanding is entitled to one vote and each fractional share outstanding is entitled to a proportionate share of one vote.

         Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, telegraph or personal solicitations conducted by officers and employees of FUNB or Signet, their affiliates or other representatives of Virtus Money Market (who will not be paid for their soliciting activities). Shareholder Communications Corporation has been engaged by Virtus Money Market to assist in soliciting proxies.

         If you wish to participate in the Meeting, you may submit the proxy card included with this Prospectus/Proxy Statement or attend in person. Any proxy given by you is revocable.

         In the event that sufficient votes to approve the Reorganization are not received by February 20, 1998, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

         A shareholder who objects to the proposed Reorganization will not be entitled under either Massachusetts law or the Declaration of Trust of The
Virtus Funds to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Reorganization is consummated, shareholders will be free to redeem the shares of Evergreen Money Market which they receive in the transaction at their then-current net asset value. Shares of Virtus Money Market may be redeemed at any time prior to the consummation of the
Reorganization. Shareholders of Virtus Money Market may wish to consult their tax advisers as to any differing consequences of redeeming Fund shares prior to the Reorganization or exchanging such shares in the Reorganization.

         Virtus Money Market does not hold annual shareholder meetings. If the Reorganization is not approved, shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of The Virtus Funds at the address set forth on the cover of this Prospectus/Proxy Statement such that they will be received by the Fund in a reasonable period of time prior to any such meeting.

         The votes of the shareholders of Evergreen Money Market are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganization.

         NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise Virtus Money Market whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Prospectus/Proxy Statement needed to supply copies to the beneficial owners of the respective shares.

                        FINANCIAL STATEMENTS AND EXPERTS

         The financial statements of Evergreen Money Market as of August 31, 1997, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of Price Waterhouse LLP, independent certified public accountants, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

         The financial statements and financial highlights of Virtus Money Market incorporated in this Prospectus/Proxy Statement by reference from the Annual Report of The Virtus Funds for the year ended September 30, 1997 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is incorporated herein by reference and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                                  LEGAL MATTERS

         Certain legal matters concerning the issuance of shares of Evergreen Money Market will be passed upon by Sullivan & Worcester LLP, Washington, D.C.

                                 OTHER BUSINESS

         The Trustees of The Virtus Funds do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

         THE TRUSTEES OF THE VIRTUS FUNDS RECOMMEND APPROVAL OF THE PLAN AND THE INTERIM ADVISORY AGREEMENT, AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN AND THE INTERIM ADVISORY AGREEMENT.

January 5, 1998

                                   APPENDIX A


         The names and addresses of the principal executive officers and directors of Virtus Capital Management, Inc. are as follows:



OFFICERS:



Name                                     Address
----                                     -------
David C. Francis, Chief                  First Union National Bank
Investment Officer                       201 South College Street
                                         Charlotte, North Carolina 28288-
                                         1195
Tanya Orr Bird, Vice                     Virtus Capital Management, Inc.
President                                707 East Main Street

                                         Suite 1300
                                         Richmond, Virginia 23219

Josie                                    Virtus Capital Management, Inc.
Clemons Rosson, Vice                     707 East Main Street
President, Assistant                     Suite 1300
Secretary                                Richmond, Virginia  23219
                                         First Union National Bank
L.                                       201 South College
Robert Cheshire, Vice                    Street
President



                                         Charlotte, North Carolina 28288-
                                         1195
John                                     First Union National Bank
 E. Gray,                                201 South College
Vice President                           Street
                                         Charlotte, North
                                         Carolina 28288-1195

Name                                     Address
----                                     -------
Dillon S. Harris, Jr., Vice              First Union National Bank
President



                                          201 South College

                                          Street

                                          Charlotte, North
                                         Carolina 28288-1195
J. Kellie Allen, Vice                    First Union National Bank
President                                201
                                         South College Street
                                         Charlotte, North Carolina 28288-
                                         1195
Ethel B. Sutton, Vice                    Evergreen Asset Management Corp.
President                                2500 Westchester Avenue
                                         Purchase, New York 10577


DIRECTORS:



Name                                     Address
----                                     -------
David C. Francis                         First Union National Bank
                                         201 South College Street
                                         Charlotte, North Carolina 28288-
                                         1195
Donald A. McMullen                       First Union National Bank
                                         201 South College Street
                                         Charlotte, North Carolina 28288-
                                         1195
William M. Ennis                         First Union National Bank
                                         201 South College Street
                                         Charlotte, North Carolina 28288-
                                         1195
Barbara J. Colvin                        First Union National Bank
                                         201 South College Street
                                         Charlotte, North Carolina 28288-
                                         1195

Name                                     Address
----                                     -------
William D. Munn                          First Union National Bank
                                         201 South College Street
                                         Charlotte, North Carolina 28288-1195

                                                                   EXHIBIT A




                      AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 26th day of November, 1997, by and between the Evergreen Money Market Trust, a Delaware business trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Trust"), with respect to its Evergreen Money Market Fund series (the "Acquiring Fund"), and The Virtus Funds, a Massachusetts business trust, with its principal place of business at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779 ("Virtus Funds"), with respect to its The Money Market Fund series (the "Selling Fund").

         This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class A and Class Y shares of beneficial interest, $.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of certain identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

         WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of certain identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund's shareholders;

         WHEREAS, the Trustees of Virtus Funds have determined that the Selling Fund should exchange all of its assets and certain identified liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the transactions contemplated herein;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

         TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
            THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                 LIABILITIES AND LIQUIDATION OF THE SELLING FUND

         1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of each such class of the Selling Fund by the net asset value per share of the corresponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume certain identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing Date").

         1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, and interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

         The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses.

         The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. The Selling Fund will, within a reasonable period of time prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments. In the event that the Selling Fund holds any investments that the Acquiring Fund may not hold, the Selling Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund, such disposition would adversely affect the tax-free nature of the Reorganization or would violate the Selling Fund's fiduciary duty to its shareholders.

         1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.


         In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830 ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling

Fund immediately prior to the Reorganization, in each case calculated in accordance with such Rule 2830.

         1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the combined Prospectus and Proxy Statement on Form N-14 to be distributed to shareholders of the Selling Fund as described in paragraph 5.7.

         1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

         1.8  TERMINATION.   The  Selling  Fund  shall  be  terminated  promptly
following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                   ARTICLE II

                                    VALUATION

         2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectuses and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

         2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectuses and statement of additional information.

         2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to each of its classes by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2. Holders of Investment shares and Trust shares of the Selling Fund will receive Class A and Class Y shares, respectively, of the Acquiring Fund.

         2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

         3.1 CLOSING DATE. The Closing (the "Closing") shall take place on or about February 27, 1998 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

         3.2 CUSTODIAN'S CERTIFICATE. Signet Trust Company, as custodian for the Selling Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that (a) the Selling Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund.

         3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.4 TRANSFER AGENT'S CERTIFICATE. Evergreen Service Company, as transfer agent for the Selling Fund as of the Closing Date shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause Evergreen Service Company, its transfer agent as of the Closing Date, to issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of Virtus Funds or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

         4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

                  (a) The Selling Fund is a separate investment series of a Massachusetts business trust duly organized, validly existing, and in good standing under the laws of The Commonwealth of Massachusetts.

                  (b) The Selling Fund is a separate investment series of a Massachusetts business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

                  (c) The current prospectuses and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of Virtus Funds' Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date except for liabilities, if any, to be discharged or reflected on the Statement of Assets and Liabilities as provided in paragraph
1.3 hereof.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The financial statements of the Selling Fund at September 30, 1997 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (h) Since September 30, 1997 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund (except that, under Massachusetts law, Selling Fund Shareholders could under certain circumstances be held personally liable for obligations of the Selling Fund). All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

                  (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

                  (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (n) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (o) The Proxy Statement of the Selling Fund to be included in the Registration Statement (as defined in paragraph 5.7)(other than information therein that relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

         4.2.1 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                  (f) The financial statements of the Acquiring Fund at August 31, 1997 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

                  (g) Since August 31, 1997, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                  (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the
Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (m) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

                  (n) The Prospectus and Proxy Statement (as defined in paragraph 5.7) to be included in the Registration Statement (only insofar as it relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

         4.2.2 REPRESENTATIONS OF PREDECESSOR FUND. The representations and warranties set forth in Section 4.2.1 shall be deemed to include, to the extent applicable, representations and warranties made by and on behalf of Evergreen Money Market Fund (the "Predecessor Fund"), a series of Evergreen Money Market Trust, a Massachusetts business trust, as of the date hereof. The Acquiring Fund shall deliver to the Selling Fund a certificate of the Predecessor Fund of even date making the representations set forth in Section 4.2.1 with respect to the

Predecessor Fund to the extent applicable to the Predecessor Fund as of the date hereof.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

         5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

         5.2 APPROVAL OF SHAREHOLDERS. Virtus Funds will call a meeting of the Selling Fund Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.3 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

         5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

         5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by Price Waterhouse LLP and certified by Virtus Funds' President and Treasurer.

         5.7      PREPARATION OF FORM N-14 REGISTRATION STATEMENT.  The
Selling Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the proxy statement, referred to in paragraph 4.1(o) (the
"Prospectus and Proxy Statement"), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act in connection with the meeting of the Selling Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein.


         5.8 CAPITAL LOSS CARRYFORWARDS. AS promptly as practicable, but in any case within sixty days after the Closing Date, the Acquiring Fund and the Selling Fund shall cause Price Waterhouse LLP to issue a letter addressed to the Acquiring Fund and the Selling Fund, in form and substance satisfactory to the Funds, setting forth the federal income tax implications relating to capital loss carryforwards (if any) of the Selling Fund and the related impact, if any, of the proposed transfer of all of the assets of the Selling Fund to the Acquiring Fund and the ultimate dissolution of the Selling Fund, upon the shareholders of the Selling Fund.

                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

         The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

         6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

                  (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Declaration of Trust or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

                  (g) Only insofar as they relate to the Acquiring Fund, the descriptions in the Prospectus and Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (i) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

         Such counsel shall also state that they have participated in conferences with officers and other representatives of the Acquiring Fund at which the contents of the Prospectus and Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus and Proxy Statement (except to the extent indicated in paragraph (g) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the Trust's officers and other representatives of the Acquiring Fund), no facts have come to their attention that lead them to believe that the Prospectus and Proxy Statement as of its date, as of the date of the Selling Fund Shareholders' meeting, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Acquiring Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Acquiring Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Selling Fund, contained in the Prospectus and Proxy Statement or the Registration

Statement, and that such opinion is solely for the benefit of Virtus Funds and the Selling Fund. Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.


         In this paragraph 6.2, references to the Prospectus and Proxy Statement include and relate to only the text of such Prospectus and Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

         6.3 The merger between First Union Corporation and Signet Banking Corporation shall be completed prior to the Closing Date.


         6.4 The acquisition of the assets of the Predecessor Fund by the Acquiring Fund shall have been completed prior to the Closing Date.

                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by Virtus Funds' President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

         7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of Virtus Funds.

         7.3.1 The Acquiring Fund shall have received on the Closing Date an opinion of Dickstein Shapiro Morin & Oshinsky LLP, counsel to the Selling Fund, in a form satisfactory to the Acquiring Fund covering the following points:

                  (a) The Selling Fund is a separate investment series of a Massachusetts business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Massachusetts business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or The Commonwealth of Massachusetts is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of Virtus Funds' Declaration of Trust or By-laws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

                  (f) The descriptions in the Prospectus and Proxy Statement of this Agreement, as set forth under the caption "Reasons for the Reorganization - Agreement and Plan of

Reorganization," the Interim Advisory Agreement and the Previous Advisory Agreement, as set forth under the caption "Information Regarding the Interim Advisory Agreement," and the description of voting requirements applicable to approval of the Interim Advisory Agreement, as set forth under the caption "Voting Information Concerning the Meeting," insofar as the latter constitutes a summary of applicable voting requirements under the Investment Company Act of 1940, as amended, are, in each case, accurate and fairly present the information required to be shown by the applicable requirements of Form N-14.

                  (g) Such counsel does not know of any legal or governmental proceedings, insofar as they relate to the Selling Fund existing on or before the date of mailing of the Prospectus and Proxy Statement and the Closing Date, required to be described in the Prospectus and Proxy Statement or to be filed as an exhibit to the Registration Statement which are not described or filed as required.

                  (h) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its respective properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus and Proxy Statement.

                  7.3.2 The Acquiring Fund shall have received on the Closing Date an opinion of C. Grant Anderson, Esq., Assistant Secretary of Virtus Funds, in form satisfactory to the Acquiring Fund as follows: Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable (except that, under Massachusetts law, Selling Fund Shareholders could under certain circumstances be held personally liable for obligations of the Selling Fund).

         Mr. Anderson shall also state that he has reviewed and is familiar with the contents of the Prospectus and Proxy Statement and, although he is not passing upon and does not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus and Proxy Statement, on the basis of the foregoing, no facts have come to his attention that lead him to believe that the Prospectus and Proxy Statement as of its date, as of the date of the Selling Fund Shareholders' meeting, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Selling Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Selling Fund not misleading. Such opinion may state that he does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Acquiring Fund, contained in the Prospectus and Proxy Statement or Registration Statement.

         The opinions set forth in paragraphs 7.3.1 and 7.3.2 may state that such opinions are solely for the benefit of the Acquiring Fund. Such opinions shall contain such other assumptions and limitations as shall be in the opinion of Dickstein Shapiro Morin & Oshinsky LLP and C. Grant Anderson, as applicable, appropriate to render the opinions expressed therein, and shall indicate, with respect to matters of Massachusetts law, that as Dickstein Shapiro Morin & Oshinsky LLP and C. Grant Anderson are not admitted to the bar of Massachusetts, such opinions are based either upon the review of published statutes, cases and rules and regulations of the Commonwealth of Massachusetts or upon an opinion of Massachusetts counsel.


         In this paragraph 7.3, references to the Prospectus and Proxy Statement include and relate to only the text of such Prospectus and Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

         7.4 The merger between First Union Corporation and Signet Banking Corporation shall be completed prior to the Closing Date.


                                  ARTICLE VIII

          FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
                            FUND AND THE SELLING FUND

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of Virtus Funds' Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's net investment company taxable income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carryforward).

         8.6 The parties shall have  received a favorable  opinion of Sullivan &
Worcester   LLP,   addressed  to  the  Acquiring   Fund  and  the  Selling  Fund
substantially to the effect that for federal income tax purposes:

                  (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund in dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of
Section 368(a)(1)(C) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

                  (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

                  (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

         8.7 The Acquiring Fund shall have received from Price Waterhouse LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus and Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund;

                  (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the projected expense ratios appearing in the Registration Statement and Prospectus and Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by Selling Fund's management and were found to be mathematically correct.

         In addition, the Acquiring Fund shall have received from Price Waterhouse LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect, that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the calculation of net asset value per share of the Selling Fund as of the Valuation Date was determined in accordance with generally accepted accounting practices and the portfolio valuation practices of the Acquiring Fund.

         8.8 The Selling Fund shall have received from Price Waterhouse LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus and Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

                  (c) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the projected expense ratio appearing in the Registration Statement and Prospectus and Proxy Statement agree with written estimates by each Fund's management and were found to be mathematically correct.

                                   ARTICLE IX

                                    EXPENSES

         9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund will be borne by First Union National Bank. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus and Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

                  (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

                  (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Trust, Virtus Funds, the respective Trustees or officers, to the other party or its Trustees or officers.

                                   ARTICLE XII

                                   AMENDMENTS


         12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of the Selling Fund Shareholders called by the Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.


                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof; provided, however, that the due authorization, execution and delivery of this Agreement, in the case of the Selling Fund, shall be governed and construed in accordance with the laws of The Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5 It is expressly agreed that the obligations of the Selling Fund and the Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of Virtus Funds or the Trust personally, but shall bind only the trust property of the Selling Fund and the Acquiring Fund, as provided in the Declarations of Trust of Virtus Funds and the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of Virtus Funds on behalf of the Selling Fund and the Trust on behalf of the Acquiring Fund and signed by authorized officers of Virtus Funds and the Trust, acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Selling Fund and the Acquiring Fund as provided in the Declarations of Trust of Virtus Funds and the Trust.

         IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.


                                             EVERGREEN MONEY MARKET TRUST
                                             ON BEHALF OF EVERGREEN
                                             MONEY MARKET FUND
                                             By:

                                             Name:

                                             Title:



                                             THE VIRTUS FUNDS
                                             ON BEHALF OF THE
                                             MONEY MARKET FUND
                                             By:

                                             Name:

                                             Title:

                                                                 EXHIBIT B

                                THE VIRTUS FUNDS

                      INTERIM INVESTMENT ADVISORY AGREEMENT


         This Agreement is made between Virtus Capital Management, Inc., a Maryland corporation having its principal place of business in Richmond, Virginia (the "Adviser"), and The Virtus Funds, a Massachusetts business trust having its principal place of business in Pittsburgh, Pennsylvania (the "Trust").

         WHEREAS, the Trust is an open-end management investment company as that term is defined in the Investment Company Act of 1940 (the "Act") and is registered as such with the Securities and Exchange Commission; and

         WHEREAS, the Adviser is engaged in the business of rendering investment advisory and management services.

         NOW, THEREFORE, the parties hereto, intending to be legally bound, agree as follows:

         1. The Trust hereby appoints Adviser as Investment Adviser for each of the portfolios ("Funds") of the Trust, which may be offered in one or more classes of shares ("Classes"), on whose behalf the Trust executes an exhibit to this Agreement, and Adviser, by its execution of each such exhibit, accepts the appointments. Subject to the direction of the Trustees of the Trust, Adviser shall provide investment research and supervision of the investments of each of the Funds and conduct a continuous program of investment evaluation and of appropriate sale or other disposition and reinvestment of each Fund's assets.

         2. Adviser, in its supervision of the investments of each of the Funds, will be guided by each of the Fund's fundamental investment policies and the provisions and restrictions contained in the Declaration of Trust and By-Laws of the Trust and as set forth in the Registration Statement and exhibits as may be on file with the Securities and Exchange Commission.

         3. The Trust shall pay or cause to be paid on behalf of each Fund or Class, all of the Fund's or Classes' expenses and the Fund's or Classes' allocable share of Trust expenses.

         4. The Trust, on behalf of each of the Funds shall pay to Adviser for all services rendered to such Fund by Adviser hereunder the fees set forth in the exhibits attached hereto.

         5. The Adviser may from time to time and for such periods as it deems appropriate reduce its compensation to the extent that any Fund's expenses exceed such lower expense limitation as the Adviser may, by notice to the Trust, voluntarily declare to be effective. Furthermore, the Adviser may, if it deems appropriate, assume expenses of one or more Fund or Class to the extent that any Fund's or Classes' expenses exceed such lower expense limitation as the Adviser may, by notice to the Trust, voluntarily declare to be effective.

         6. This Agreement shall begin for each Fund on the date that the Trust executes an exhibit to this Contract relating to such Fund. This Agreement shall remain in effect for each Fund until the earlier of the Closing Date defined in the Agreement and Plan of Reorganization to be dated as of November 26, 1997 with respect to each Fund or for two years from the date of its execution and from year to year thereafter, subject to the provisions for termination and all of the other terms and conditions hereof if: (a) such continuation shall be specifically approved at least annually by the vote of a majority of the Trustees of the Trust, including a majority of the Trustees who are not parties to this Agreement or interested persons of any such party (other than as Trustees of the Trust) cast in person at a meeting called for that purpose; and
(b) Adviser shall not have notified the Trust in writing at least sixty (60) days prior to the anniversary date of this Agreement in any year thereafter that it does not desire such continuation with respect to that Fund.

         7. Notwithstanding any provision in this Agreement, it may be terminated at any time with respect to any Fund, without the payment of any penalty, by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of that Fund, as defined in Section 2(a)(42) of the Act on sixty (60) days' written notice to Adviser.

         8. This Agreement may not be assigned by Adviser and shall automatically terminate in the event of any assignment. Adviser may employ or contract with such other person, persons, corporation or corporations at its own cost and expense as it shall determine in order to assist it in carrying out this Agreement.

         9. In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under this Agreement on the part of Adviser, Adviser shall not be liable to the Trust or to any of the Funds or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding or sale of any security.

         10. This Agreement may be amended at any time by agreement of the parties provided that the amendment shall be approved both by vote of a majority of the Trustees of the Trust, including a majority of the Trustees who are not parties to this Agreement or interested persons of any such party to this Agreement (other than as Trustees of the Trust), cast in person at a meeting called for that purpose, and on behalf of a Fund by a majority of the outstanding voting securities of such Fund as defined in Section 2(a)(42) of the Act.

         11. Adviser is hereby expressly put on notice of the limitation of liability as set forth in Article XI of the Declaration of Trust and agrees that the obligations pursuant to this Agreement of a particular Fund and of the Trust with respect to that particular Fund be limited solely to the assets of that particular Fund, and Adviser shall not seek satisfaction of any such obligation from the assets of any other Fund, the shareholders of any Fund, the Trustees, officers, employees or agents of the Trust, or any of them.

         12. This Agreement shall be construed in accordance with and governed by the laws of the Commonwealth of Pennsylvania.

         13. This Agreement will become binding on the parties hereto upon their execution of the attached exhibits to this Agreement.

                                    EXHIBIT A

                       THE U.S. GOVERNMENT SECURITIES FUND
                        THE VIRGINIA MUNICIPAL BOND FUND
                        THE MARYLAND MUNICIPAL BOND FUND
                         THE TREASURY MONEY MARKET FUND
                              THE MONEY MARKET FUND
                         THE TAX-FREE MONEY MARKET FUND
                             THE STYLE MANAGER FUND
                        THE STYLE MANAGER: LARGE CAP FUND


Name of Fund                                       Percentage of Net Assets
------------                                       ------------------------
The Treasury Money Market Fund                                 .50 of 1%
The Money Market Fund                                          .50 of 1%
The Tax-Free Money Market Fund                                 .50 of 1%
The U.S. Government Securities Fund                            .75 of 1%
The Virginia Municipal Bond Fund                               .75 of 1%
The Maryland Municipal Bond Fund                               .75 of 1%
The Style Manager: Large Cap Fund                              .75 of 1%
The Style Manager Fund                                        1.25 of 1%

         For all services rendered by Adviser hereunder, the Trust shall pay to Adviser and Adviser agrees to accept as full compensation for all services rendered hereunder, an annual investment advisory fee equal to the following percentage (the "applicable percentage") of the average daily net assets of each Fund.

         The fee shall be accrued daily at the rate of 1/365th of the applicable percentage applied to the daily net assets of the Fund.

         The advisory fee so accrued shall be paid to Adviser daily.

         Witness the due execution hereof this 28th day of November, 1997.

Attest:                                     VIRTUS CAPITAL MANAGEMENT, INC.

                                            By:
Assistant Secretary                             President


Attest:                                     THE VIRTUS FUNDS

                                            By:
Assistant Secretary                             Vice President
C. Grant Anderson

                                                                   EXHIBIT C


                                    EVERGREEN
                                MONEY MARKET FUND

(Evergreen Graphic
  Goes Here)

                                FUND AT A GLANCE
                             As of August 31, 1997

PERFORMANCE
                                              AVERAGE ANNUALIZED TOTAL
                                                      RETURNS                            YIELDS & DISTRIBUTIONS
                                             --------------------------                  -----------------------
SHARE     INCEPTION                          3         5         SINCE        7-DAY YIELD     30-DAY YIELD       12-MONTH
CLASS       DATE      1 YEAR    1 YEAR(1)  YEARS     YEARS     INCEPTION     (ANNUALIZED)     (ANNUALIZED)     DISTRIBUTION

  A        1/4/95     4.95%       --         --        --        5.10%           4.91%            4.90%           $0.05
  B       1/26/95     4.22%     -0.78%       --        --        4.36%(1)        4.20%            4.20%           $0.04

  C        8/1/97       --        --         --        --          --            4.20%            4.20%           $0.004(2)

  K        8/1/97       --        --         --        --          --            4.90%             --             $0.004(2)

  Y       11/2/87     5.27%       --       5.34%     4.54%       5.91%           5.20%            5.20%           $0.05

1 THE PERFORMANCE SHOWN REFLECTS THE APPLICABLE CDSC (CONTINGENT DEFERRED SALES
  CHARGE).
2 THE 12-MONTH DISTRIBUTION IS CUMULATIVE SINCE INCEPTION FOR CLASS C AND CLASS
  K SHARES.


PORTFOLIO CHARACTERISTICS

TOTAL NET ASSETS (ALL CLASSES):   $3,465,323,866

AVERAGE MATURITY:                 80 days

OBJECTIVE: Stability of principal and competitive income

STRATEGY: Invests in high quality
            money market instruments


                             PORTFOLIO COMPOSITION
                     (AS A PERCENTAGE OF PORTFOLIO ASSETS)

(Pie chart appears here with the following plot points.)

U.S. Gov't and other Agency      0.5%
Bankers' Acceptance              3.7%
Corp. Notes/Bonds                5.5%
Certificates of Deposit         12.9%
Commercial Paper                77.4%

PORTFOLIO MANAGER
                  Ethel B. Sutton joined Lieber & Co. in 1985 and has fifteen years experience managing portfolios of money market
                  instruments. At Lieber & Co., she is Vice President-
                  Investments of Evergreen Money Market Trust, which she has
(Photo of         managed since its inception in 1987. Prior to joining Lieber &
Ethel B.          Co., Mrs. Sutton was Money Market Manager from 1980-1985 for
Sutton            Avco Corporation's Paul Revere Life Insurance Company and its
Appears           U.S. and Canadian subsidiaries, as well as for the credit life
Here)             and casualty companies of Avco Financial Services. Mrs. Sutton is a graduate of Mount Holyoke College where she received a B.A. degree in English.
ETHEL B. SUTTON

AN INVESTMENT IN THE FUND IS NEITHER INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NAV OF $1.00 PER SHARE. YIELDS WILL FLUCTUATE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                       STATEMENT OF ADDITIONAL INFORMATION

                          Acquisition of the Assets of

                              THE MONEY MARKET FUND
                                   a Series of

                                THE VIRTUS FUNDS
                            Federated Investors Tower
                       Pittsburgh, Pennsylvania 15222-3779
                                 (800) 829-3863

                        By and In Exchange For Shares of

                           EVERGREEN MONEY MARKET FUND

                                   a Series of

                          EVERGREEN MONEY MARKET TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898

         This Statement of Additional Information, relating specifically to the proposed transfer of the assets and liabilities of The Money Market Fund
("Virtus Treasury"), a series of The Virtus Funds, to Evergreen Money Market Fund ("Evergreen Money Market"), a series of the Evergreen Money Market Trust, in exchange for Class A shares (to be issued to holders of Investment shares of Virtus Money Market) and Class Y shares (to be issued to holders of Trust shares of Virtus Money Market) of beneficial interest, $.001 par value per share, of Evergreen Money Market, consists of this cover page and the following described documents, each of which is attached hereto and incorporated by reference herein:


         (1) The Statement of Additional Information of Evergreen Money Market dated October 31, 1996, as amended;

         (2) The Statement of Additional Information of Virtus Money Market dated November 30, 1997;

         (3) Annual Report of Virtus Money Market for the year ended September 30, 1997; and

         (4) Annual Report of Evergreen Money Market for the year ended August 31, 1997.

         This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of Evergreen Money Market and Virtus Money Market dated January 5, 1998. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to Evergreen Money Market or Virtus Money Market at the telephone numbers or addresses set forth above.

         The date of this  Statement  of  Additional  Information  is January 5,
1998.



                       STATEMENT OF ADDITIONAL INFORMATION

                                October 31, 1996
                            As Amended August 1, 1997

                        THE EVERGREEN MONEY MARKET FUNDS

                2500 Westchester Avenue, Purchase, New York 10577

                                  800-343-2898

Evergreen Money Market Fund ("Money Market")
Evergreen Tax Exempt Money Market Fund ("Tax Exempt")
Evergreen Pennsylvania Tax-Free Money Market Fund (formerly FFB Pennsylvania Tax-Free Money Market Fund)("Pennsylvania") Evergreen Treasury Money Market Fund (formerly First Union Treasury Money Market Portfolio)("Treasury") Evergreen Institutional Money Market Fund ("Institutional Money Market") Evergreen Institutional Tax Exempt Money Market Fund ("Institutional Tax Exempt") Evergreen Institutional Treasury Money Market Fund ("Institutional Treasury")

This Statement of Additional Information pertains to all classes of shares of the Funds listed above. It is not a prospectus and should be read in conjunction with the Prospectus dated October 31, 1996, as amended August 1, 1997, for the Fund in which you are making or contemplating an investment. The Evergreen Money Market Funds are offered through seven separate prospectuses: one offering Class A, Class B and Class C shares of Money Market and Class A shares of Tax Exempt and Treasury, one offering Class K shares of Money Market, one offering Class A shares of Pennsylvania, one offering Class Y shares of Money Market, Tax Exempt and Treasury, one offering Class Y shares of Pennsylvania, one offering Institutional Service shares of Institutional Money Market, Institutional Tax Exempt and Institutional Treasury and one offering Institutional shares of Institutional Money Market, Institutional Tax Exempt and Institutional Treasury. Copies of each Prospectus may be obtained without charge by calling the number listed above.


                                TABLE OF CONTENTS

Investment Objectives and Policies................................ 2
Investment Restrictions........................................... 4
Certain Risk Considerations....................................... 8
Management........................................................ 8
Investment Advisers............................................... 15
Distribution Plans................................................ 19
Allocation of Brokerage........................................... 21
Additional Tax Information........................................ 22
Net Asset Value................................................... 24
Purchase of Shares................................................ 25
General Information About the Funds............................... 29
Performance Information........................................... 30
Financial Statements.............................................. 33

Appendix A - Description of Bond, Municipal Note and Commercial Paper Ratings Appendix B - Special Considerations Relating to Investment In Pennsylvania
                  Municipal Issuers


                       INVESTMENT OBJECTIVES AND POLICIES
   (See also "Description of the Funds -Investment Objectives and Policies" in
                             each Fund's Prospectus)

The investment objective of each Fund and a description of the securities in which each Fund may invest is set forth under "Description of the Funds - Investment Objectives and Policies" in the relevant Prospectus. The following expands upon the discussion in the Prospectuses regarding certain investments of the following Funds:



21327

Tax Exempt, Pennsylvania and Institutional Tax Exempt

To attain its objectives, each Fund invests primarily in high quality Municipal Obligations which have remaining maturities not exceeding thirteen months. Each Fund maintains a dollar-weighted average portfolio maturity of 90 days or less. For information concerning the investment quality of Municipal Obligations that may be purchased by the Fund, see "Investment Objective and Policies" in the Prospectus. The tax-exempt status of a Municipal Obligation is determined by the issuer's bond counsel at the time of the issuance of the security.

For the purpose of certain requirements under the Investment Company Act of 1940 (the "1940 Act") and each Fund's various investment restrictions, identification of the "issuer" of a municipal security depends on the terms and conditions of the security. When the assets and revenues of a political subdivision are separate from those of the government which created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then the non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security and would be treated as an issue of the government or other agency.

Municipal bonds may be categorized as "general obligation" or "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are secured by the net revenue derived from a particular facility or group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source, but not by the general taxing power. Industrial development bonds are, in most cases, revenue bonds and do not generally carry the pledge of the credit of the issuing municipality or public authority.

Municipal Notes. Municipal notes include, but are not limited to, tax anticipation notes (TANs), bond anticipation notes (BANs), revenue anticipation notes (RANs), construction loan notes and project notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenue are usually general obligations of the issuer. Project notes are issued by local housing authorities to finance urban renewal and public housing projects and are secured by the full faith and credit of the U.S. Government.

Municipal Commercial Paper. Municipal commercial paper is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. It is paid from the general revenues of the issuer or refinanced with additional issuances of commercial paper or long-term debt.

Municipal Leases. Municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchases or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. These types of municipal leases may be considered illiquid and subject to the 10% limitation of investment in illiquid securities set forth under "Investment Restrictions" contained herein. The Board of Trustees of each Trust under which each Fund operates may adopt guidelines and delegate to the Adviser (as defined below) the daily function of determining and monitoring the liquidity of municipal leases. In making such determination, the Board and the Adviser may consider such factors as the frequency of trades for the obligations, the number of dealers willing to purchase or sell the obligations and the number of other potential buyers and the nature of the marketplace for the obligations, including the time needed to dispose of the obligations and the method of soliciting offers. If the Board determines that any municipal leases are illiquid, such leases will be subject to the

21327
                                                                 2

10% limitation on investments in illiquid securities.

For purposes of diversification under the 1940 Act, the identification of the issuer of Municipal Obligations depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user would be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guarantee would be considered a separate security and be treated as an issue of such government or entity.

As described in each Fund's Prospectus, the Fund may, under limited circumstances, elect to invest in certain taxable securities and repurchase agreements with respect to those securities. A Fund will enter into repurchase agreements only with broker-dealers, domestic banks or recognized financial institutions which, in the opinion of the Fund's Adviser, present minimal credit risks. In the event of default by the seller under a repurchase agreement, a Fund may have problems in exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities. The Fund's Adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the security always equals or exceeds the agreed upon repurchase price. Repurchase agreements may be considered to be loans under the 1940 Act, collateralized by the underlying securities.

Each Fund may engage in the following investment activities:

         Securities With Put Rights (or "stand-by commitments"). When a Fund purchases Municipal Obligations it may obtain the right to resell them, or "put" them, to the seller (a broker-dealer or bank) at an agreed upon price within a specific period prior to their maturity date. The Fund does not limit the percentage of its assets that may be invested in securities with put rights.

         The amount payable to a Fund by the seller upon its exercise of a put will normally be (i) the Fund's acquisition cost of the securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during the period the securities were owned by the Fund. Absent unusual circumstances, each Fund values the underlying securities at their amortized cost. Accordingly, the amount payable by a broker-dealer or bank during the time a put is exercisable will be substantially the same as the value of the underlying securities.

         A Fund's right to exercise a put is unconditional and unqualified. A put is not transferable by the Fund, although the Fund may sell the underlying securities to a third party at any time. Each Fund expects that puts will generally be available without any additional direct or indirect cost. However, if necessary and advisable, the Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a put (thus reducing the yield to maturity otherwise available to the same securities). Thus, the aggregate price paid for securities with put rights may be higher than the price that would otherwise be paid.

         The acquisition of a put will not affect the valuation of the underlying security, which will continue to be valued in accordance with the amortized cost method. The actual put will be valued at zero in determining net asset value. Where a Fund pays directly or indirectly for a put, its cost will be reflected as an unrealized loss for the period during which the put is held by that Fund and will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized or realized gain is reduced by the cost of the put.




21327
                                                                 3

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

 .........Except  as noted,  the  investment  restrictions  set  forth  below are fundamental and may not be changed with respect to each Fund without the affirmative vote of a majority of the outstanding voting securities of the Fund. Where an asterisk (*) appears after a Fund's name, the relevant policy is non-fundamental with respect to that Fund and may be changed by the Fund's Adviser without shareholder approval, subject to review and approval by the Trustees. As used in this Statement of Additional Information and in the Prospectus, "a majority of the outstanding voting securities of the Fund" means the lesser of (1) the holders of more than 50% of the outstanding shares of beneficial interest of the Fund or (2) 67% of the shares present if more than 50% of the shares are present at a meeting in person or by proxy.

1........Concentration of Assets in Any One Issuer

 .........Tax Exempt,  Pennsylvania,  Money Market,  Institutional Tax Exempt and
Institutional Money Market may not invest more than 5% of their total assets, at the time of the investment in question, in the securities of any one issuer other than the U.S. government and its agencies or instrumentalities, except that up to 25% of the value of Tax Exempt's, Institutional Tax Exempt's and
Pennsylvania's   total  assets  may  be  invested  without  regard  to  such  5%
limitation.   For  this  purpose  each   political   subdivision,   agency,   or
instrumentality and each multi-state agency of which a state is a member, and each public authority which issues industrial development bonds on behalf of a private entity, will be regarded as a separate issuer for determining the diversification of each Fund's portfolio.

2........Ten Percent Limitation on Securities of Any One Issuer

 .........Neither  Money Market,  Pennsylvania,  Tax Exempt,  Institutional Money
Market nor Institutional Tax Exempt may purchase more than 10% of any class of securities of any one issuer other than the U.S. government and its agencies or instrumentalities.

3........Investment for Purposes of Control or Management

 .........Neither  Money Market,  Pennsylvania,  Tax Exempt,  Institutional Money
Market* nor Institutional Tax Exempt* may invest in companies for the purpose of exercising control or management.

4........Purchase of Securities on Margin

 .........Neither Money Market, Pennsylvania, Tax Exempt, Treasury, Institutional
Money Market*, Institutional Tax Exempt* nor Institutional Treasury* may purchase securities on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of transactions. A deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

5........Unseasoned Issuers

 .........Money  Market and Institutional  Money Market* may not invest more than
5% of their total assets in securities of unseasoned issuers that have been in continuous operation for less than three years, including operating periods of their predecessors.

 .........Tax Exempt and Institutional Tax Exempt* may not invest more than 5% of their total assets in taxable securities of unseasoned issuers that have been in continuous operation for less than three years, including operating periods of their predecessors, except that (i) each Fund may invest in obligations issued or guaranteed by the U.S. government and its agencies or instrumentalities, and
(ii) each Fund may invest in municipal securities.

6........Underwriting

 .........Money Market, Pennsylvania,  Tax Exempt, Institutional Money Market and
Institutional Tax Exempt may not engage in the business of underwriting the securities of other issuers; provided that the purchase by Tax Exempt and Institutional Tax Exempt of municipal securities or other permitted investments, directly from the issuer thereof (or

21327
                                                                 4
from an underwriter for an issuer) and the later disposition of such securities in accordance with the Fund's investment program shall not be deemed to be an underwriting.

7........Interests  in Oil,  Gas or Other  Mineral  Exploration  or  Development
Programs

 .........Neither  Money Market,  Pennsylvania,  Tax Exempt,  Institutional Money
Market* nor Institutional Tax Exempt* may purchase, sell or invest in interests in oil, gas or other mineral exploration or development programs.

8........Concentration in Any One Industry

 .........Neither  Money Market,  Pennsylvania,  Tax Exempt,  Institutional Money
Market nor Institutional Tax Exempt may invest 25% or more of its total assets in the securities of issuers conducting their principal business activities in any one industry; provided, that this limitation shall not apply to obligations
issued   or   guaranteed   by  the   U.S.   government   or  its   agencies   or
instrumentalities, or with respect to Pennsylvania, Tax Exempt and Institutional Tax Exempt, to municipal securities and certificates of deposit and bankers' acceptances issued by domestic branches of U.S. banks.

9........Warrants

 .........Tax Exempt and Institutional Tax Exempt* may not invest more than 5% of their total net assets in warrants, and, of this amount, no more than 2% of the Fund's total net assets may be invested in warrants that are listed on neither the New York nor the American Stock Exchange.

10.......Ownership by Trustees/Officers

 .........Neither  Money  Market,  Tax  Exempt,  Treasury,   Institutional  Money
Market*, Institutional Tax Exempt* nor Institutional Treasury* may purchase or retain the securities of any issuer if (i) one or more officers or Trustees of a Fund or its investment adviser individually owns or would own, directly or beneficially, more than 1/2 of 1% of the securities of such issuer, and (ii) in the aggregate, such persons own or would own, directly or beneficially, more than 5% of such securities.

11.......Short Sales

 .........Neither  Money  Market,  Tax  Exempt,  Treasury,   Institutional  Money
Market*, Institutional Tax Exempt* nor Institutional Treasury* may make short sales of securities or maintain a short position; except that, in the case of Treasury, Institutional Treasury, Institutional Tax Exempt and Institutional Money Market, at all times when a short position is open it owns an equal amount of such securities or of securities which, without payment of any further consideration are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

12.......Lending of Funds and Securities

 .........Tax  Exempt and  Institutional  Tax Exempt may not lend their  funds to other persons; however, they may purchase issues of debt securities, enter into repurchase agreements and acquire privately negotiated loans made to municipal borrowers.

 .........Money Market and Institutional Money Market may not lend their funds to other persons, provided that they may purchase money market securities or enter into repurchase agreements.

 .........Treasury and Institutional  Treasury will not lend any of their assets, except that they may purchase or hold U.S. Treasury obligations, including repurchase agreements.

 .........Neither  Money Market,  Pennsylvania,  Tax Exempt,  Institutional Money
Market nor Institutional Tax Exempt may lend its portfolio securities, unless the borrower is a broker, dealer or financial institution that pledges and maintains collateral with the Fund consisting of cash, letters of credit or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the current market value of the loaned securities, including accrued interest, provided that the aggregate amount of such loans shall not exceed 30% of the Fund's total assets (5% in the case of

21327
                                                                 5

Pennsylvania).

13.......Commodities

 .........  Money  Market,  Tax  Exempt,   Treasury*,   Institutional  Treasury*,
Institutional Money Market* and Institutional Tax Exempt* may not purchase, sell or invest in commodities, commodity contracts or financial futures contracts.

14.......Real Estate

 .........The Funds may not purchase,  sell or invest in real estate or interests in real estate, except that Money Market and Institutional Money Market may purchase, sell or invest in marketable securities of companies holding real estate or interests in real estate, including real estate investment trusts, Tax Exempt and Institutional Tax Exempt may purchase municipal securities and other debt securities secured by real estate or interests therein and Pennsylvania may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein.

15.......Borrowing, Senior Securities, Reverse Repurchase Agreements

 ......... Money Market, Tax Exempt, Institutional Money Market and Institutional
Tax Exempt may not borrow money, issue senior securities or enter into reverse repurchase agreements, except for temporary or emergency purposes, and not for leveraging, and then in amounts not in excess of 10% of the value of the Fund's total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of such borrowing, provided that the Fund will not purchase any securities at times when any borrowings (including reverse repurchase agreements) are outstanding. The Funds will not enter into reverse repurchase agreements exceeding 5% of the value of their total assets.

 .........Pennsylvania  shall not  borrow  money,  issue  senior  securities,  or pledge, mortgage or hypothecate its assets, except that the Fund may borrow from banks if immediately after each borrowing there is asset coverage of at least 300%.

 .........Treasury  and  Institutional  Treasury will not issue senior securities except that each Fund may borrow money directly, as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets, or in an amount up to one- third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any such borrowings need not be collateralized. Each Fund will not purchase any securities while borrowings in excess of 5% of the total value of its total assets are outstanding. Each Fund will not borrow money or engage in reverse repurchase agreements for investment leverage purposes. Treasury and Institutional Treasury will not mortgage, pledge or hypothecate any assets except to secure permitted borrowings. In these cases, Treasury and Institutional Treasury may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.

16.......Options

 .........Money Market, Tax Exempt, Institutional Money Market* and Institutional
Tax Exempt* may not write, purchase or sell put or call options, or combinations thereof, except Money Market and Institutional Money Market may do so as permitted under "Description of the Funds - Investment Objective and Policies" in each Fund's Prospectus and Tax Exempt and Institutional Tax Exempt may purchase securities with rights to put securities to the seller in accordance with its investment program.

 .........Pennsylvania shall not write, purchase or sell puts, calls, warrants or options or any combination thereof, except that the Fund may purchase securities with put or demand rights.

17.......Investment in Municipal Securities

 .........Pennsylvania,  Tax Exempt and  Institutional  Tax Exempt may not invest more than 20% of its total assets in securities other than municipal securities (as described under "Description of Funds - Investment Objectives and Policies" in each Fund's Prospectus),

21327
                                                                 6
unless extraordinary  circumstances  dictate a more defensive posture.

18.......Investment in Money Market Securities

 .........Money  Market may not purchase any  securities  other than money market instruments(as described under "Description of Funds - Investment Objectives and Policies" in the Fund's Prospectus).

19.......Investing in Securities of Other Investment Companies

 .........Treasury*,  Money Market*,  Pennsylvania*,  Tax Exempt*,  Institutional
Treasury*, Institutional Money Market* and Institutional Tax Exempt* will purchase securities of investment companies only in open-market transactions involving customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and therefore any investment by the Funds in shares of another investment company would be subject to such duplicate expenses.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

                           CERTAIN RISK CONSIDERATIONS

There can be no assurance that a Fund will achieve its investment objective and an investment in the Fund involves certain risks which are described under "Description of the Funds - Investment Objectives and Policies" in each Fund's Prospectus.

                                   MANAGEMENT

The age, address and principal occupation of the Trustees and executive officers of Evergreen Investment Trust (formerly First Union Funds), The Evergreen Municipal Trust, Evergreen Tax Free Trust (formerly FFB Funds Trust) and Evergreen Money Market Trust (each a "Trust" and collectively the "Trusts"), during the past five years are set forth below:

Laurence B. Ashkin (68), 180 East Pearson Street, Chicago, IL-Trustee. Real estate developer and construction consultant since 1980; President of Centrum Equities since 1987 and Centrum Properties, Inc. since 1980.

Foster Bam (70), Greenwich Plaza, Greenwich, CT-Trustee. Partner in the law firm of Cummings and Lockwood since 1968.

James S. Howell (72), 4124 Crossgate Road, Charlotte, NC-Chairman of the Evergreen Group of Mutual Funds and Trustee. Retired Vice President of Lance Inc. (food manufacturing); Chairman of the Distribution Comm. Foundation for the Carolinas from 1989 to 1993.

Gerald M. McDonnell (57), 821 Regency Drive, Charlotte, NC-Trustee. Sales Representative with Nucor-Yamoto Inc. (steel producer) since 1988.

Thomas L. McVerry (58), 4419 Parkview Drive, Charlotte, NC-Trustee. Director of Carolina Cooperative Federal Credit Union since 1990 and Rexham Corporation from 1988 to 1990; Vice President of Rexham Industries, Inc. (diversified manufacturer) from 1989 to 1990. Vice President-Finance and Resources, Rexham Corporation from 1979 to 1990.

William Walt Pettit* (41), Holcomb and Pettit, P.A., 227 West Trade St., Charlotte, NC-Trustee. Partner in the law firm Holcomb and Pettit, P.A. since 1990.

Russell A. Salton, III, M.D. (49), 205 Regency Executive Park, Charlotte, NC-Trustee. Medical Director, U.S. Healthcare of Charlotte, North Carolina since 1996; President, Primary Physician Care from 1990 to 1996.

Michael S. Scofield (53), 212 S. Tryon Street Suite 980, Charlotte, NC-Trustee. Attorney, Law Offices of Michael S. Scofield since 1969.

Robert J. Jeffries (73), 2118 New Bedford Drive, Sun City Center, FL-Trustee Emeritus.

21327
                                                                 7

Corporate consultant since 1967.

John J. Pileggi (37), 230 Park Avenue, Suite 910, New York, NY-President and Treasurer. Consultant to BISYS Fund Services since 1996. Senior Managing Director, Furman Selz LLC since 1992, Managing Director from 1984 to 1992.

George O. Martinez (37), 3435 Stelzer Road, Columbus, OH-Secretary. Senior Vice President/Director of Administration and Regulatory Services, BISYS Fund Services since April 1995. Vice President/Assistant General Counsel, Alliance Capital Management from 1988 to 1995.

The officers listed above hold the same positions with forty-two investment companies offering a total of seventy-three investment funds within the Evergreen Keystone mutual fund complex. Messrs. Howell, Salton and Scofield are Trustees of all forty-two investment companies. Messrs. McDonnell, McVerry and Pettit are Trustees of forty-one of the investment companies (excluded is Evergreen Variable Trust). Messrs. Ashkin, Bam are Trustees of forty of the investment companies (excluded are Evergreen Variable Trust and Evergreen Investment Trust.) Mr. Jeffries has been serving as a Trustee Emeritus of eleven of the investment companies since January 1, 1996 (excluded are Evergreen Variable Trust, Evergreen Investment Trust, as well as the Keystone group of mutual funds).
----------

* Mr. Pettit may be deemed to be an "interested person" within the meaning of the 1940 Act.

The officers of the Trusts are all officers and/or employees of or consultants to The BISYS Group ("BISYS"), except for Mr. Pileggi, who is a consultant to BISYS. BISYS is an affiliate of Evergreen Keystone Distributor, Inc. ("EKD"), the distributor of each Class of shares of each Fund.

The Funds do not pay any direct remuneration to any officer or Trustee who is an "affiliated person" of either First Union National Bank, Evergreen Asset Management Corp., Keystone Investment Management Company or their affiliates.
See "Investment Adviser." Currently, none of the Trustees is an "affiliated person" as defined in the 1940 Act. Evergreen Investment Trust, Evergreen Money Market Trust and The Evergreen Municipal Trust pay each Trustee who is not an "affiliated person" an annual retainer and a fee per meeting attended, plus expenses. The Evergreen Tax Free Trust pays each Trustee who is not an "affiliated person" a fee per meeting attended, plus expenses, as follows:

Name of Fund                    Annual Retainer             Meeting Fee
Evergreen Investment Trust -    $15,000*                    $2,000*
     Treasury
Evergreen Money Market Trust -        **
    Money Market                                            $100
Institutional Money Market                                  $100
Institutional Treasury                                      $100
The Evergreen Municipal Trust -       **
    Tax Exempt                                              $100
Institutional Tax Exempt                                    $100
Evergreen Tax Free Trust -      -0-
    Pennsylvania                                            $100
---------------------------

* The annual retainer and the per meeting fee paid by Evergreen Investment Trust to each Trustee are allocated among its fourteen series.

** $4,000, allocated among the Evergreen Money Market Trust (which offers three investment series) and The Evergreen Municipal Trust (which offers five investment series).

In addition:

  (1) Each non-affiliated Trustee is paid a fee of $500 for each special telephonic meeting in which he participates, regardless of the number of Funds for which the meeting is called.

  (2)     The  Chairman of the Board of the  Evergreen  group of mutual funds is

21327
                                                                 8
          paid an annual retainer of $5,000, and the Chairman of the Audit Committee is paid an annual retainer of $2,000. These retainers are allocated among all the funds in the Evergreen group of mutual funds, based upon assets.

  (3)     Each member of the Audit Committee is paid an annual retainer of $500.

  (4) Any individual who has been appointed as a Trustee Emeritus of one or more funds in the Evergreen group of mutual funds is paid one-half of the fees that are payable to regular Trustees.

     Set forth below for each of the Trustees is the aggregate compensation paid to such Trustees by each of Evergreen Investment Trust, The Evergreen Municipal Trust, Evergreen Money Market Trust and by Evergreen Tax Free Trust for the one-year period ended February 28, 1997.




                        AGGREGATE COMPENSATION FROM TRUST

                                                                       Total
                                                                       Compensation
                     Evergreen   The                                   From Trusts
                     Money       Evergreen     Evergreen   Evergreen   & Fund
 Name of             Market      Municipal     Investment  Tax Free    Complex Paid
 Trustee             Trust       Trust         Trust       Trust       to Trustees
Laurence Ashkin      $4,853     $4,119        $     0     $1,017       $33,621

Foster Bam            4,553      3,719              0        817        30,921

James S. Howell       4,690      4,196         27,817      1,009        66,000

Gerald M.
McDonnell             3,845      3,417         23,927        806        53,300

Thomas L.
McVerry               4,377      3,941         26,637      1,006        59,500

William Walt
Pettit                3,993      3,724         25,459      1,009        57,000

Russell A.
Salton, III, M.D.     3,993      3,724         25,458      1,009        61,000

Michael S.
Scofield              4,070      3,750         25,458      1,009        61,102

Robert Jeffries*      1,867      1,523              0        411        13,305
--------------------

*  Robert J. Jeffries has been serving as a Trustee Emeritus since January 1,
1996.

      As of the date of this Statement of Additional Information, the officers and Trustees of each of the Trusts as a group owned less than 1% of the outstanding shares of any of the Funds.

     Set forth below is information with respect to each person, who, to each Fund's knowledge, owned beneficially or of record more than 5% of a class of each Fund's total outstanding shares and their aggregate ownership of the Fund's total outstanding shares as of June 30, 1997 (for Money Market, Tax Exempt and Treasury) and as of April 30, 1997 (for Pennsylvania, Institutional Money Market, Institutional Tax Exempt and Institutional
Treasury).



21327
                                                                 9




                                    Name of                            % of
Name and Address*                   Fund/Class       No. of Shares     Class
------------------                  ----------       -------------     ------
First Union National Bank             Money Market/A             643,789,855               27.02%
Attn: Cap Finance GL
230 S. Tryon St.
Charlotte, NC 28202-3215

First Union National Bank             Money Market/A             158,684,261               6.66%
Trust Accounts
Attn: Ginny Batten CMG 1151-2
401 Tryon Street 3rd Fl.
Charlotte, NC 28202-1911

FUNB                                  Money Market/A             303,558,794               12.74%
Attn: Cap Finance GL
230 S. Tryon St.
Charlotte, NC 28202-3215

FUNB                                  Money Market/A             250,842,296               10.53%
Attn: Cap Finance GL
230 S. Tryon St.
Charlotte, NC 28202-3215

FUNB                                  Money Market/A             126,683,997               5.32%
Attn: Cap Finance GL
230 S. Tryon St.
Charlotte, NC 28202-3215

First Union National Bank             Money Market/Y             218,527,368               37.47%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151-2
401 S Tryon Street
Charlotte, NC 28202-1911

Pitcairn Trust C.                     Money Market/Y             43,272,979                7.42%
One Pitcairn Place
Jenkintown, PA 19046

Evergreen "Y" Fund                    Money Market/Y             39,929,465                6.85%
Reinvest Account
C/O FUNB-NC For Customers
One First Union Center
301 South College St.
Charlotte, NC 28288-0601

FUNB                                  Tax-Exempt/A              202,940,580               30.57%
Attn: Cap Finance GL
230 S. Tryon St.
Charlotte, NC 28202-3215

FUNB                                  Tax-Exempt/A              144,582,220               21.78%
Attn: Cap Finance GL
230 S. Tryon St.
Charlotte, NC 28202-3215

FUNB                                  Tax-Exempt/A               41,969,118                6.32%
Attn: Cap Finance GL
230 S. Tryon St.
Charlotte, NC 28202-1164

First Union National Bank             Tax-Exempt/A               69,558,638                10.48%
Trust Accounts
Attn: Ginny Batten CMG 1151-2

21327
                                                                 10




301 S. Tryon Street, 3rd Floor
Charlotte, NC 28202-1911

FUNB                                       Tax-Exempt/A      35,610,682                5.36%
Attn: Cap Finance GL
230 S. Tryon St.
Charlotte, NC 28202-1164

First Union National Bank                  Tax-Exempt/Y      38,867,553                9.79%
Trust Accounts
Attn: Ginny Batten
CMG-1151-2
401 S. Tryon Street, 3rd Floor
Charlotte, NC 28202-1911

Evergreen Tax-Exempt Money                 Tax Exempt/Y      45,351,226                11.43%
Market "Y" Shr Fund Cash A/C
C/O FUNB for Customers
One First Union Center
301 South College St.
Charlotte, NC 28288-0601

Evergreen Tax-Exempt Money                 Tax Exempt/Y      22,263,599                5.61%
Market "Y" Shr Fund Cash A/C
C/O FUNB for Customers
One First Union Center
301 South College St.
Charlotte, NC 28288-0601

First Union National Bank                 Treasury/A          660,907,180              27.23%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC 28202-1910

FUNB                                     Treasury/A                 471,137,573               19.41%
Attn: Cap Finance GL
230 S. Tryon St.
Charlotte, NC 28202-1164

FUNB                                     Treasury/A                 239,004,367               9.85%
Attn: Cap Finance GL
230 S. Tryon St.
Charlotte, NC 28202-3215

FUNB                                     Treasury/A                 205,832,508               8.48%
Attn: Cap Finance GL
230 S. Tryon St.
Charlotte, NC 28202-3215

FUNB                                     Treasury/A                 147,199,520               6.06%
Attn: Cap Finance GL
230 S. Tryon St.
Charlotte, NC 28202-3215

First Union National Bank                 Treasury/Y                 576,673,827              90.31%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC 28202-0002

Johnathan B. Detwiller                     Pennsylvania/Y             2,932,014          8.83%/4.65%
P.O. Box 69
Phoenixville, PA 19460-0069


21327
                                                                 11




First Union National Bank               Pennsylvania/Y           10,379,554                31.27%/16.46%
Trust Accounts
Attn: Ginny Batten CMG 11512
301 S. Tryon Street
Charlotte, NC 28202-0001

Agnes C. Kim                            Pennsylvania/Y             2,335,497                 7.04%/3.70%
760 Conshohocken State Rd.
Gladuyne, PA 19035-1416

FUNB                                    Pennsylvania/Y            21,890,603                73.32%/34.72%
Attn: Cap Finance GL
230 S. Tryon St.
Charlotte, NC 28202-3215

Hans P. Utsch                           Pennsylvania/A             3,648,793                 12.22%/5.79%
Susan Utsch JT WROS
819 Church Road
Wayne, PA 19087-4714

First Union National Bank                Inst MMkt/I             454,069,389               91.95%/29.21%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S. Tryon St. 3rd Floor
Charlotte, NC 28202-1911

First Union National Bank                Inst MMkt/IS            263,973,048               39.74%/22.79%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S. Tryon St. 3rd Floor
Charlotte, NC 28202-1911

Ivax Corporation                         Inst MMkt/IS            40,411,193                6.08%/3.49%
Attn: Jason White
4400 Biscayne Blvd. 7th Floor
Miami, FL 33137-3212

First Union National Bank               Inst Tx-Ex MM/I         155,276,582               100.00%/91.72%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S. Tryon St. 3rd Floor
Charlotte, NC 28202-1911

First Union National Bank               Inst Tx-Ex MM/IS           13,616,585               97.12%/8.04%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S. Tryon St. 3rd Floor
Charlotte, NC 28202-1911

First Union National Bank                Inst Treas MM/I         527,222,486               99.33%/59.21%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S. Tryon St. 3rd Floor
Charlotte, NC 28202-1911

First Union National Bank                Inst Treas MM/I        277,915,322               77.27%/31.21%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S. Tryon St. 3rd Floor
Charlotte, NC 28202-1911

         First Union National Bank and its affiliates act in various capacities for numerous accounts. As a result of its ownership on June 30, 1997, 90.31% of Class Y shares and 71.03% of Class A shares of Treasury Money Market Fund, 44.32% of Class Y and 62.27% of Class A shares of Money Market Fund and 26.83% of Class Y shares and 74.51% of Class A shares of Tax Exempt Money Market Fund and on April 30, 1997 31.27% and 73.32%, respectively, of Class Y and Class A shares of Pennsylvania Money Market Fund,, First Union National Bank may be

21327
                                                                 12
deemed to "control" those Funds as that term is defined in the 1940 Act.

                               INVESTMENT ADVISERS
         (See also "Management of the Funds" in each Fund's Prospectus)

The investment adviser of Money Market and Tax Exempt is Evergreen Asset Management Corp., a New York corporation, with offices at 2500 Westchester Avenue, Purchase, New York ("Evergreen Asset" or the "Adviser"). Evergreen Asset is owned by First Union National Bank ("FUNB") which, in turn, is a subsidiary of First Union Corporation ("First Union"), a bank holding company headquartered in Charlotte, North Carolina. The investment adviser of Treasury, Institutional Treasury, Institutional Money Market, Institutional Tax Exempt and Pennsylvania is FUNB which provides investment advisory services through its Capital Management Group ("CMG").

The Directors of Evergreen Asset are Richard K. Wagoner and Barbara I. Colvin. The executive officers of Evergreen Asset are Stephen A. Lieber, Chairman and Co-Chief Executive Officer, Nola Maddox Falcone, President and Co-Chief Executive Officer, and Theodore J. Israel, Jr., Executive Vice President.

The partnership interests in Lieber, a New York general partnership, were owned by Lieber I Corp. and Lieber II Corp., which are both wholly owned subsidiaries of FUNB.

Prior to January 1, 1996, First Fidelity Bank, N.A. acted as investment adviser to Pennsylvania.

Under its Investment Advisory Agreement with each Fund, each Adviser has agreed to furnish reports, statistical and research services and recommendations with respect to each Fund's portfolio of investments. In addition, each Adviser provides office facilities to the Funds and performs a variety of administrative services. Each Fund pays the cost of all of its other expenses and liabilities, including expenses and liabilities incurred in connection with maintaining their registration under the Securities Act of 1933, as amended, and the 1940 Act, printing prospectuses (for existing shareholders) as they are updated, state qualifications, mailings, brokerage, custodian and stock transfer charges, printing, legal and auditing expenses, expenses of shareholder meetings and reports to shareholders. Notwithstanding the foregoing, each Adviser will pay the costs of printing and distributing prospectuses used for prospective shareholders.

The method of computing the investment advisory fee for each Fund is described in such Fund's Prospectus. The advisory fees paid by each Fund for the three most recent fiscal periods reflected in its registration statement are set forth below:


TAX EXEMPT                 Year Ended          Year Ended      Year Ended
                           8/31/96             8/31/95         8/31/94
Advisory Fee               $5,540,924         $2,329,035      $2,126,246

Waiver                    (1,243,131)         (558,942)       (1,256,653)
                         -----------         ---------       -----------
Net Advisory Fee          $4,297,793         $1,770,093       $  869,593
                          ===========        ==========       ===========



MONEY MARKET        Six Months       Year Ended      Year Ended     Year Ended
                   Ended 2/28/97       8/31/96         8/31/95       8/31/94
Advisory Fee        $6,061,353        $8,346,173      $1,831,518    $1,245,513

Waiver               1,255,415       (2,427,423)     (732,723)      (974,438)
                     ---------        ---------     -----------    ----------
Net Advisory Fee     4,805,938       $5,918,750     $1,098,795     $  271,075
                     =========        ==========     ==========    ===========



PENNSYLVANIA               Six Months        Year Ended        Year Ended
                          Ended 8/31/96*      2/29/96          2/28/95
Advisory Fee               $148,591           $312,440         $ 85,049

Waiver                    (59,186)           (241,213)         (85,049)
                          --------           ---------        ---------
Net Advisory Fee           $89,405            $ 71,227                0
                          ========           =========        =========



TREASURY                   Year Ended        Eight Months      Year Ended
                           8/31/96           Ended             12/31/94
                                              8/31/95**
Advisory Fee               $8,857,503        $2,814,251        $2,549,955

Waiver                    (2,109,068)       (1,258,611)       (1,948,237)
                           ----------         ---------        ----------
Net Advisory Fee           $6,748,435        $1,555,640         $ 601,718
                           ==========        ==========        ==========

INSTITUTIONAL MONEY     Period From 11/19/96
 MARKET                    Through 2/28/97

Advisory Fee               $337,302

Waiver                     (337,302)
                           ---------
Net Advisory Fee               0
                           =========

INSTITUTIONAL TAX       Period From 11/20/96
 EXEMPT                 Through 2/28/97

Advisory Fee               $ 77,430

Waiver                     (77,430)
                           ---------
Net Advisory Fee               0
                           =========

INSTITUTIONAL TREASURY  Period From 11/20/96
                        Through 2/28/97

Advisory Fee               $199,136

Waiver                    (199,136)
                          ---------
Net Advisory Fee               0
                          =========
 --------------------

* The Fund changed its fiscal year from February 28 to August 31.

** The Fund changed its fiscal year from December 31 to August 31.

Expense Limitations

Evergreen Asset as Adviser to Money Market and Tax Exempt has, pursuant to each Investment Advisory Agreement, agreed to reimburse each Fund to the extent that any of these Funds' aggregate operating expenses (including the Adviser's fee, but excluding interest, taxes, brokerage commissions, and extraordinary expenses, and for such Funds' Class A, Class B, Class C and Class K shares, as applicable, Rule 12b-1 distribution fees and shareholder servicing fees payable) exceed 1.00% of their average net assets for any fiscal year. FUNB as Adviser to Institutional Money Market, Institutional Tax Exempt and Institutional Treasury has voluntarily agreed to reimburse each Fund to the extent that any of these Funds' aggregate operating expenses (including the Adviser's fee, but excluding interest, taxes, brokerage commissions, and extraordinary expenses, and for such Funds Institutional Service shares Rule 12b-1 distribution fees and shareholder servicing fees payable) exceed 0.20 of 1.00% of their average net assets for any fiscal year for

21327
                                                                 14

Institutional shares and 0.45 of 1.00% for Institutional Service shares.

The Investment Advisory Agreements are terminable, without the payment of any penalty, on sixty days' written notice, by a vote of the holders of a majority of each Fund's outstanding shares, or by a vote of a majority of each Trust's Trustees or by the respective Adviser. The Investment Advisory Agreements will automatically terminate in the event of their assignment. Each Investment Advisory Agreement provides in substance that the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or of reckless disregard of its obligations thereunder. The Investment Advisory Agreements with respect to Money Market and Tax Exempt, dated June 30, 1994, were each last approved by the Trustees of each Trust on June 17, 1997, and will continue from year to year provided that such continuance is approved annually by a vote of a majority of the Trustees of each Trust including a majority of those Trustees who are not parties thereto or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting duly called for the purpose of voting on such approval or a majority of the outstanding voting shares of each Fund. With respect to Treasury, the Investment Advisory Agreement dated February 28, 1985 and amended from time to time thereafter was last approved by the Trustees on June 17, 1997, and it will continue from year to year with respect to each Fund provided that such continuance is approved annually by a vote of a majority of the Trustees including a majority of those Trustees who are not parties thereto or "interested persons" of any such party cast in person at a meeting duly called for the purpose of voting on such approval or by a vote of a majority of the outstanding voting securities of the Fund. With respect to Pennsylvania, the Investment Advisory Agreement dated January 1, 1996 was first approved by the shareholders of the Fund on December 12, 1995 and will continue until January 1, 1998 and from year to year with respect to the Fund provided that such continuance is approved annually by a vote of a majority of the Trustees including a majority of those Trustees who are not parties thereto or "interested persons" of any such party cast in person at a meeting duly called for the purpose of voting on such approval or by a vote of a majority of the outstanding voting securities of the Fund. With respect to Institutional Money Market, Institutional Tax Exempt and Institutional Treasury, the Investment
Advisory Agreements dated September 30, 1996 were approved by each Fund's initial shareholder on September 30, 1996, and will continue in effect until September 30, 1998, and thereafter from year to year provided that their continuance is approved annually by a vote of a majority of the Trustees of each Trust including a majority of those Trustees who are not parties thereto or "interested persons" of any such party cast in person at a meeting duly called for the purpose of voting on such approval or by a vote of a majority of the outstanding voting securities of each Fund.

Certain other clients of each Adviser may have investment objectives and policies similar to those of the Funds. Each Adviser (including the sub-adviser) may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with a Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of each Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Funds. When two or more of the clients of the Adviser (including one or more of the Funds) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

Although the investment objectives of the Funds are not the same, and their investment decisions are made independently of each other, they rely upon the same resources for investment advice and recommendations. Therefore, on occasion, when a particular security meets the different investment objectives of the various Funds, they may simultaneously purchase or sell the same security. This could have a detrimental effect on the price and quantity of the security available to each Fund. If simultaneous transactions occur, the Adviser attempts to allocate the securities, both as to price and quantity, in accordance with a method deemed equitable to each Fund and consistent with their different investment objectives. In some cases, simultaneous purchases or sales could have a beneficial effect, in that the ability of one Fund to participate in volume transactions may produce better executions for that Fund.

Each Fund has adopted procedures under Rule 17a-7 of the 1940 Act to permit purchase and sales transactions to be effected between each Fund and the other registered investment

21327
                                                                 15
companies for which either Evergreen Asset or FUNB acts as investment adviser or between the Fund and any advisory clients of Evergreen Asset, FUNB or Lieber & Company ("Lieber"). Each Fund may from time to time engage in such transactions but only in accordance with these procedures and if they are equitable to each participant and consistent with each participant's investment objectives.

Prior to July 1, 1995, Federated Administrative Services, a subsidiary of Federated Investors, provided legal, accounting and other administrative personnel and support services to each of the portfolios of Evergreen Investment Trust. For the fiscal year ended August 31, 1996, the fiscal period ended August 31, 1995 and the fiscal year ended December 31, 1994, Treasury incurred $1,255,724, $601,034 and $462,002, respectively, in administrative service costs.

Prior to January 19, 1996, Furman Selz LLC acted as administrator for Pennsylvania. For the fiscal period ended January 18, 1996 and the fiscal years ended February 28, 1995 and 1994 Furman Selz LLC waived its entire administrative fee.

Evergreen Keystone Investment Services, Inc. ("EKIS") serves as administrator to the Funds and is entitled to receive a fee based on the average daily net assets of each Fund at a rate based on the total assets of the mutual funds for which any affiliate of FUNB serves as investment adviser, calculated daily and payable monthly at the following annual rates: .050% on the first $7 billion; .035% on the next $3 billion; .030% on the next $5 billion; .020% on the next $10 billion; .015% on the next $5 billion; and .010% on assets in excess of $30 billion. BISYS, an affiliate of EKD, distributor for the Evergreen Keystone group of mutual funds, serves as sub-administrator to the Funds and is entitled to receive a fee from EKIS calculated on the average daily net assets of the Funds at a rate based on the total assets of the mutual funds for which any affiliate of FUNB serves as investment adviser, calculated in accordance with the following schedule: .0100% of the first $7 billion; .0075% on the next $3 billion; .0050% on the next $15 billion; .0040% on assets in excess of $25 billion. The total assets of the mutual funds for which FUNB affiliates serve as investment adviser were approximately $30.5 billion as of June 30, 1997.

                               DISTRIBUTION PLANS

Reference is made to "Management of the Funds - Distribution Plans and Agreements" in the Prospectus of each Fund for additional disclosure regarding the Funds' distribution arrangements. Distribution fees are accrued daily and paid monthly on the Class A shares of Money Market, Tax Exempt, Treasury, Pennsylvania, Institutional Service shares of Institutional Treasury, Institutional Money Market and Institutional Tax Exempt, and for Money Market, its Class B shares, Class C shares and Class K shares are charged as class expenses, as accrued. The distribution fees attributable to the Class B shares and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares and the Class C shares, are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

Under the Rule 12b-1 Distribution Plans that have been adopted by each Fund with respect to each of its Class A, Institutional Service, Class B, Class C and Class K shares, as applicable, (to the extent that each Fund offers such classes) (each a "Plan" and collectively, the "Plans"), the Treasurer of each Fund reports the amounts expended by the Fund under the Plan and the purposes for which such expenditures were made to the Trustees of each Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

Each Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the Securities and Exchange Commission make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

Each Plan continues in effect from year to year only if approved at least annually by each Trust's Board of Trustees or by a vote of a majority of each Fund's outstanding shares (as

21327
                                                                 16
defined in the 1940 Act). In either case, by the vote of a majority of each Trust's Independent Trustees who have no direct or indirect financial interest in the operation of the Plan or any agreement related. Each Distribution Agreement will continue in effect from year to year, if the Board of Trustees approves such continuance annually in the same manner as the Advisory Agreement.

On October 1, 1996 Institutional Money Market, Institutional Tax Exempt and Institutional Treasury commenced the offering of each Fund's Institutional Service shares. Each Plan with respect to such Funds became effective on August 1, 1996 and was initially approved by the sole shareholder of each Fund on September 30, 1996 and by the unanimous vote of the Trustees of each Trust, including the disinterested Trustees voting separately, at a meeting called for that purpose and held on August 1, 1996. The Distribution Agreements between each Fund and the Distributor, pursuant to which distribution fees are paid under the Plans by each Fund with respect to its Institutional Service shares were also approved at the August 1, 1996 meeting by the unanimous vote of the disinterested Trustees voting separately. Each Plan and Distribution Agreement will continue in effect for successive twelve-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of each Trust or by vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Class and, in either case, by a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons, as defined in the 1940 Act, of any such party (other than as Trustees of the Trust) and who have no direct or indirect financial interest in the operation of the Plan or any agreement related thereto.


The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to each Fund's Class A, Institutional Service, Class B, Class C and Class K shares, as applicable. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Funds and holders of each Fund's Class A, Institutional Service, Class B, Class C and Class K shares as applicable and (ii) stimulate administrators to render administrative support services to the Funds and holders of such shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding each Fund's Class A, Institutional Service, Class B, Class C and Class K shares as applicable; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Institutional Service, Class B, Class C and Class K shares, as applicable.

In the event that a Plan or Distribution Agreement is terminated or not continued with respect to one or more Classes of shares of a Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to that Class or Classes of shares, and (ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of such Class or Classes of shares through deferred sales charges. However, the Distributor will ask the Trust's Independent Trustees to take whatever action they deem appropriate under the circumstances with respect to payment of Advances.

Any change in the Distribution Plan that would materially increase the distribution expenses of the Fund provided for in the Distribution Plan requires shareholder approval. Otherwise, the Distribution Plan may be amended by votes of each Trust's (1) Board of Trustees and (2) Independent Trustees cast in person at a meeting called for the purpose of voting on such amendment.

Any Plan or Distribution Agreement may be terminated (a) by a Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by Class or by a majority vote of the Independent Trustees, or (b) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in

21327
                                                                 17
the event of its assignment.

Fees Paid Pursuant to Distribution Plans. Treasury, Money Market, Tax Exempt and Pennsylvania incurred the following distribution service fees:

Treasury. For the fiscal year ended August 31, 1996, $6,381,827 on behalf of Class A shares.

Money Market. For the six months ended February 28, 1997, $2,698,374 on behalf of Class A shares and $39,539 on behalf of Class B shares.

Tax Exempt. For the fiscal year ended August 31, 1996, $1,898,665 on behalf of Class A shares.

Pennsylvania. For the six months ended August 31, 1996 (commencement of operations), $24,476 on behalf of Class A shares.

For the period from November 19, 1996 through February 28, 1997, Institutional Money Market, Institutional Tax Exempt and Institutional Treasury paid EKD, the Distributor, fees of $297,918, $11,834 and $165,813, respectively pursuant to the Distribution Plans.

                             ALLOCATION OF BROKERAGE

Decisions regarding each Fund's portfolio are made by its Adviser, subject to the supervision and control of the Trustees. Orders for the purchase and sale of securities and other investments are placed by employees of the Adviser, all of whom, in the case of Evergreen Asset, are associated with Lieber. In general, the same individuals perform the same functions for the other funds managed by the Adviser. A Fund will not effect any brokerage transactions with any broker or dealer affiliated directly or indirectly with the Adviser unless such transactions are fair and reasonable, under the circumstances, to the Fund's shareholders. Circumstances that may indicate that such transactions are fair or reasonable include the frequency of such transactions, the selection process and the commissions payable in connection with such transactions.

It is anticipated that most purchase and sale transactions involving fixed income securities will be with the issuer or an underwriter or with major dealers in such securities acting as principals. Such transactions are normally on a net basis and generally do not involve payment of brokerage commissions. However, the cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriter. Purchases or sales from dealers will normally reflect the spread between bid and ask prices.

In selecting firms to effect securities transactions, the primary consideration of each Fund shall be prompt execution at the most favorable price. A Fund will also consider such factors as the price of the securities and the size and difficulty of execution of the order. If these objectives may be met with more than one firm, the Fund will also consider the availability of statistical and investment data and economic facts and opinions helpful to the Fund. To the extent that receipt of these services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.

Under Section 11(a) of the Securities Exchange Act of 1934, as amended, and the rules adopted thereunder by the Securities and Exchange Commission, Lieber may be compensated for effecting transactions in portfolio securities for a Fund on a national securities exchange provided the conditions of the rules are met. Each Fund advised by Evergreen Asset has entered into an agreement with Lieber authorizing Lieber to retain compensation for brokerage services. In accordance with such agreement, it is contemplated that Lieber, a member of the New York and American Stock Exchanges, will, to the extent practicable, provide brokerage services to the Fund with respect to substantially all securities transactions effected on the New York and American Stock Exchanges. In such transactions, a Fund will seek the best execution at the most favorable price while paying a commission rate no higher than that offered to other clients of Lieber or that which can be reasonably expected to be offered by an unaffiliated broker-dealer having comparable execution capability in a similar transaction. However, no Fund will engage in transactions in which Lieber would be a principal. While no Fund advised by Evergreen Asset contemplates any ongoing arrangements with other brokerage firms, brokerage business may be given from time to time to other firms. In addition, the Trustees have adopted procedures pursuant to Rule 17e-1 under the 1940 Act to ensure that all brokerage transactions with Lieber, as an affiliated broker-dealer, are fair and reasonable.

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Any  profits  from  brokerage  commissions  accruing  to  Lieber  as a result of portfolio transactions for the Fund will accrue to FUNB and to its ultimate parent, First Union. The Investment Advisory Agreements do not provide for a reduction of the Adviser's fee with respect to any Fund by the amount of any profits earned by Lieber from brokerage commissions generated by portfolio transactions of the Fund.


                           ADDITIONAL TAX INFORMATION
                      (See also "Taxes" in the Prospectus)

Each Fund has qualified and intends to continue to qualify, for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a regulated investment company, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward foreign contracts) derived with respect to its business of investing in such securities; (b) derive less than 30% of its gross income from the sale or other disposition of securities, options, futures or forward contracts (other than those on foreign currencies), or foreign currencies (or options, futures or forward contracts thereon) that are not directly related to the RIC's principal business of investing in securities (or options and futures with respect thereto) held for less than three months; and (c) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, a Fund is not subject to Federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on a Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

Dividends paid by a Fund from investment company taxable income generally will be taxed to the shareholders as ordinary income. Investment company taxable income includes net investment income and net realized short-term gains (if any). Any dividends received by a Fund from domestic corporations will constitute a portion of the Fund's gross investment income.

Distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders (who are not exempt from tax) as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders. Short-term capital gains distributions are taxable to shareholders who are not exempt from tax as ordinary income. Such distributions are not eligible for the dividends-received deduction. Any loss recognized upon the sale of shares of a Fund held by a shareholder for six months or less will be treated as a long-term capital loss to the extent that the shareholder received a long-term capital gain distribution with respect to such shares.

Distributions of investment company taxable income and any net short-term capital gains will be taxable as ordinary income as described above to shareholders (who are not exempt from tax), whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date.

Distributions by each Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless would be taxable as ordinary income or capital gain as described above to shareholders (who are not exempt from tax), even though, from an investment standpoint, it may constitute a return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then

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



receive what is in effect a return of capital upon the distribution which will nevertheless be taxable to shareholders subject to taxes.

Upon a sale or exchange of its shares, a shareholder will realize a taxable gain or loss depending on its basis in the shares. Such gains or losses will be treated as a capital gain or loss if the shares are capital assets in the investor's hands and will be a long-term capital gain or loss if the shares have been held for more than one year. Generally, any loss realized on a sale or exchange will be disallowed to the extent shares disposed of are replaced within a period of sixty-one days beginning thirty days before and ending thirty days after the shares are disposed of. Any loss realized by a shareholder on the sale of shares of the Fund held by the shareholder for six months or less will be disallowed to the extent of any exempt interest dividends received by the shareholder with respect to such shares, and will be treated for tax purposes as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

All distributions, whether received in shares or cash, must be reported by each shareholder on his or her Federal income tax return. Each shareholder should consult his or her own tax adviser to determine the state and local tax implications of Fund distributions.

Shareholders who fail to furnish their taxpayer identification numbers to a Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% Federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisers about the applicability of the backup withholding provisions.

The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisers regarding specific questions relating to Federal, state and local tax consequences of investing in shares of a Fund. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 31% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

Special Tax Considerations for Tax Exempt, Pennsylvania and Institutional Tax Exempt

To the extent that a Fund distributes exempt interest dividends to a shareholder, interest on indebtedness incurred or continued by such shareholder to purchase or carry shares of the Fund is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) of facilities financed by "private activity" bonds (some of which were formerly referred to as "industrial development" bonds) should consult their tax advisers before purchasing shares of the Fund. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses in its trade or business a part of a facility financed from the proceeds of industrial development bonds.

The percentage of the total dividends paid by a Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

                                 NET ASSET VALUE

The following information supplements that set forth in each Fund's Prospectus under the subheading "How to Buy Shares - How the Funds Value Their Shares" in the Section entitled "Purchase and Redemption of Shares."

The public offering price of shares of a Fund is its net asset value. On each Fund business day on which a purchase or redemption order is received by a Fund and trading in

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



the types of securities in which a Fund invests might materially affect the value of Fund shares, the per share net asset value of each such Fund is computed in accordance with the Declaration of Trust and By-Laws governing each Fund twice daily, at 12 noon Eastern time and as of the next close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time) by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any weekday, exclusive of national holidays on which the Exchange is closed and Good Friday. Each Fund's securities are valued at amortized cost.
Under this method of valuation, a security is initially valued at its acquisition cost and, thereafter, a constant straight line amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security. If accurate quotations are not available, securities will be valued at fair value determined in good faith by the Board of Trustees.

                               PURCHASE OF SHARES

The following information supplements that set forth in each Fund's Prospectus under the heading "Purchase and Redemption of Shares - How To Buy Shares."

General

Shares of each Fund will be offered on a continuous basis at a price equal to their net asset value plus a front-end or contingent deferred sales charges or with a contingent deferred sales charge (the "deferred sales charge alternative") as described below. Class Y and Institutional shares which, as described below, are not offered to the general public or which, in the case of Institutional shares, are only available to investors having certain relationships with the Adviser of its affiliates, are offered without any front-end or contingent deferred sales charges. Shares of each Fund are offered on a continuous basis through (i) investment dealers that are members of the National Association of Securities Dealers, Inc. and have entered into selected dealer agreements with the Distributor ("selected dealers"), (ii) depository institutions and other financial intermediaries or their affiliates, that have entered into selected agent agreements with the Distributor ("selected agents"), or (iii) the Distributor. For Money Market, Tax Exempt, Pennsylvania and Treasury, the minimum for initial investments is $1,000; there is no minimum for subsequent investments. For Institutional Money Market, Institutional Tax Exempt and Institutional Treasury, the minimum amount for initial investments is $1,000,000; there is no minimum for subsequent investments. The subscriber may use the Share Purchase Application available from the Distributor for his or her initial investment. Sales personnel of selected dealers and agents distributing a Fund's shares may receive differing compensation for selling Class A, Institutional Service, Class B, Class C or Class K shares.

Investors may purchase shares of a Fund in the United States either through selected dealers or agents or directly through the Distributor. A Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

Each Fund will accept unconditional orders for its shares to be executed at the public offering price equal to the net asset value next determined, as described below. Orders received by the Distributor prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the net asset value computed as of the close of regular trading on the Exchange on that day. In the case of orders for purchase of shares placed through selected dealers or agents, the applicable public offering price will be the net asset value as so determined, but only if the selected dealer or agent receives the order prior to the close of regular trading on the Exchange and transmits it to the Distributor prior to its close of business that same day (normally 5:00 p.m. Eastern time). The selected dealer or agent is responsible for transmitting such orders by 5:00 p.m. If the selected dealer or agent fails to do so, the investor's right to that day's closing price must be settled between the investor and the selected dealer or agent. If the selected dealer or agent receives the order after the close of regular trading on the Exchange, the price will be based on the net asset value determined as of the close of regular trading on the Exchange on the next day it is open for trading.

Following the initial purchase of shares of a Fund, a shareholder may place orders to purchase additional shares by telephone if the shareholder has completed the appropriate portion of the Application. Payment for shares purchased by telephone can be made only by Electronic Funds Transfer from a bank account maintained by the shareholder at a

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                                                                 21
bank that is a member of the National Automated Clearing House Association ("ACH"). If a shareholder's telephone purchase request is received before 3:00 p.m. New York time on a Fund business day, the order to purchase shares is automatically placed the same Fund business day for non-money market funds, and two days following the day the order is received for money market funds, and the applicable public offering price will be the public offering price determined as of the close of business on such business day. Full and fractional shares are credited to a subscriber's account in the amount of his or her subscription. As a convenience to the subscriber, and to avoid unnecessary expense to a Fund, stock certificates are not issued for any class of shares of any Fund, although such shares remain in the shareholder's account on the records of a Fund. This facilitates later redemption and relieves the shareholder of the responsibility for and inconvenience of lost or stolen certificates.


Alternative Purchase Arrangements

The Funds issue the following classes of shares:
Pennsylvania, Money Market, Tax Exempt, and Treasury: Class A shares;
Money Market: Class B and Class C shares;
Money Market: Class K shares;
Pennsylvania, Money Market, Tax Exempt and Treasury: Class Y shares, which are offered only to (a) persons who at or prior to December 30, 1994, owned shares in a mutual fund advised by Evergreen Asset, (b) certain investment advisory clients of the Advisers and its affiliates, and (c) institutional investors; Institutional Money Market, Institutional Tax Exempt and Institutional Treasury:
Institutional Service shares; and Institutional Money Market, Institutional Tax Exempt and Institutional Treasury: Institutional shares.

The classes of shares each represent an interest in the same portfolio of investments of the Fund, have the same rights and are identical in all respects, except that (1) only Class A, Class B, Class C, Class K and Institutional Service shares are subject to a Rule 12b-1 distribution fee, (II) Class B, Class C and, under certain conditions, class K shares bear the expense of the deferred sales charge, (III) Class B and Class C shares bear the expense of a higher Rule 12b-1 distribution services fee than Class A shares and higher transfer agency costs, (IV) with the exception of Class Y shares, each Class of each Fund has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services fee is paid which relates to a specific Class and other matters for which separate Class voting is appropriate under applicable law, provided that, if the Fund submits to a simultaneous vote of Class A, Class B, Class C and Class K shareholders an amendment to the Rule 12b-1 Plan that would materially increase the amount to be paid thereunder with respect to any class of shares, the Class A shareholders, the Class B shareholders, the Class C shareholders and the Class K shareholdes will vote separately by Class, and (VI) only the Class B shares are subject to a conversion feature. Each Class has different exchange privileges and certain different shareholder service options available.

The alternative purchase arrangements permit an investor to choose the method of purchasing shares that is most beneficial. Class A and Class K shares are subject to a lower distribution services fee and, accordingly, pay correspondingly higher dividends per share than Class B and Class C shares.

The Trustees have determined that currently no conflict of interest exists between or among the Class A, Class B, Class C, Class K and Class Y shares of Money Market, Tax Exempt, Pennsylvania and Treasury, as applicable, and the
Institutional Service and Institutional shares of Institutional Money Market, Institutional Tax Exempt and Institutional Treasury. On an ongoing basis, the Trustees, pursuant to their fiduciary duties under the 1940 Act and state laws, will seek to ensure that no such conflict arises.

CLASS A SHARES

Class A shares of the Funds can be purchased at net asset value without an initial sales charge. Certain broker-dealers or other financial institutions may impose a fee in connection with purchases at net asset value.




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                                                                 22

CLASS B SHARES--DEFERRED SALES CHARGE ALTERNATIVE

Investors choosing the deferred sales charge alternative purchase Class B shares at the public offering price equal to the net asset value per share of the Class B shares on the date of purchase without the imposition of a sales charge at the time of purchase. The Class B shares are sold without a front-end sales charge so that the full amount of the investor's purchase payment is invested in the Fund initially.

Proceeds from the contingent deferred sales charge are paid to the Distributor and are used by the Distributor to defray the expenses of the Distributor related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to selected dealers and agents for selling Class B shares.

The combination of the contingent deferred sales charge and the distribution services fee enables the Fund to sell the Class B shares without a sales charge being deducted at the time of purchase. The higher distribution services fee incurred by Class B shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares.

Contingent Deferred Sales Charge. Class B shares which are redeemed within six years after the month of purchase will be subject to a contingent deferred sales charge at the rates set forth in the Prospectus charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no contingent deferred sales charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The amount of the contingent deferred sales charge, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares.

In determining the contingent deferred sales charge applicable to a redemption, it will be assumed, that the redemption is first of any Class A shares in the shareholder's Fund account, second of Class B shares held for over six years or Class B shares acquired pursuant to reinvestment of dividends or distributions and third of Class B shares held longest during the six-year period.

To illustrate, assume that an investor purchased 1,000 Class B shares at $1 per share (at a cost of $1,000) and, during such time, the investor has acquired 100 additional Class B shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 500 Class B shares, 100 Class B shares will not be subject to charge because of dividend reinvestment. Therefore, of the $500 of the shares redeemed $400 of the redemption proceeds (400 shares x $1 original purchase price) will be charged at a rate of 4.0% (the applicable rate in the second year after purchase for a contingent deferred sales charge of $16).

The contingent deferred sales charge is waived on redemptions of shares (i) following the death or disability, as defined in the Code, of a shareholder, or
(ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70-1/2.

Conversion Feature. At the end of the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to a higher distribution services fee imposed on Class B shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Distributor to have been compensated for the expenses associated with the sale of such shares.

For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A, an equal pro-rata portion of the Class B shares in the sub-account will also convert to Class A.

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



The conversion of Class B shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that (i) the assessment of the higher distribution services fee and transfer agency costs with respect to Class B shares does not result in the dividends or distributions payable with respect to other Classes of a Fund's shares being deemed "preferential dividends" under the Code, and (ii) the conversion of Class B shares to Class A shares does not constitute a taxable event under Federal income tax law. The conversion of Class B shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the higher distribution services fee for an indefinite period which may extend beyond the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted.

CLASS C SHARES--LEVEL-LOAD ALTERNATIVE

Investors choosing the level load sales charge alternative purchase Class C shares at the public offering price equal to the net asset value per share of the Class C shares on the date of purchase without the imposition of a front-end sales charge. However, you will pay a 1.0% contingent deferred sales charge if you redeem shares during the first year after the month of purchase. No charge is imposed in connection with redemptions made more than one year from the month of purchase. Class C shares are sold without a front-end sales charge so that the Fund will receive the full amount of the investor's purchase payment and after the first year without a contingent deferred sales charge so that the investor will receive as proceeds upon redemption the entire net asset value of his or her Class C shares. Class C shares do not convert to any other Class shares of the Fund. Class C shares incur higher distribution services fees than Class A shares, and will thus have a higher expense ratio and pay correspondingly lower dividends than Class A shares.

CLASS K SHARES

Class K shares of Money Market can be purchased at net asset value without an initial sales charge or contingent deferred sales charge.


                       GENERAL INFORMATION ABOUT THE FUNDS
 (See also "Other Information - General Information" in each Fund's Prospectus)

Capitalization and Organization

Evergreen  Money  Market  Fund,  Evergreen  Institutional  Money Market Fund and
Evergreen Institutional Treasury Money Market Fund are each separate series of Evergreen Money Market Trust, a Massachusetts business trust. Evergreen Tax Exempt Money Market Fund and Evergreen Institutional Tax Exempt Money Market Fund are each separate series of The Evergreen Municipal Trust, a Massachusetts business trust. The Evergreen Treasury Money Market Fund (which prior to July 7, 1995 was known as the First Union Treasury Money Market Portfolio) is a separate series of Evergreen Investment Trust, a Massachusetts business trust. On July 7, 1995, First Union Funds changed its name to Evergreen Investment Trust. The Evergreen Pennsylvania Tax Free Money Market Fund is a separate series of Evergreen Tax Free Trust. Evergreen Tax Free Trust (formerly known as FFB Funds Trust) is a Massachusetts business trust which was organized on December 4, 1985. Each Trust is governed by a board of trustees. Unless otherwise stated, references to the "Board of Trustees" or "Trustees" in this Statement of Additional Information refer to the Trustees of all the Trusts.

Each Fund, other than Pennsylvania, Institutional Money Market, Institutional Tax Exempt and Institutional Treasury may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Pennsylvania, may issue an unlimited number of shares of beneficial interest with a $.001 par value. All shares of these Funds have equal rights and privileges. Each share is entitled to one vote, to participate equally in dividends and distributions declared by the Funds and on liquidation to their proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of these Funds are fully paid, nonassessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionally the same rights, including voting rights, as are provided for a full share.

Institutional Money Market, Institutional Tax Exempt and Institutional Treasury may issue an unlimited number of shares of beneficial interest with $0.001 par value. Each of these Funds

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



has two classes of shares, Institutional Service Shares and Institutional Shares with identical voting, dividend, liquidation and other rights, except that the Institutional Service Shares bear distribution expenses and have exclusive voting rights with respect to their Distribution Plans.

Under each Trust's Declaration of Trust, each Trustee will continue in office until the termination of the Fund or his or her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee upon a vote of two-thirds of the outstanding shares of beneficial interest of the Trust. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. As a result, normally no annual or regular meetings of shareholders will be held, unless otherwise required by the Declaration of Trust of each Trust or the 1940 Act.

Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and in such event the holders of the remaining shares so voting will not be able to elect any Trustees.

The Trustees of each Trust are authorized to reclassify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, in the future, for reasons such as the desire to establish one or more additional portfolios of a Trust with different investment objectives, policies or restrictions, additional series of shares may be created by one or more Funds. Any issuance of shares of another series or class would be governed by the 1940 Act and the law of the Commonwealth of Massachusetts. If shares of another series of a Trust were issued in connection with the creation of additional investment portfolios, each share of the newly created portfolio would normally be entitled to one vote for all purposes. Generally, shares of all portfolios would vote as a single series on matters, such as the election of Trustees, that affected all portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Investment Advisory Agreement and changes in investment policy, shares of each portfolio would vote separately.

In addition any Fund may, in the future, create additional classes of shares which represent an interest in the same investment portfolio. Except for the different distribution related and other specific costs borne by such additional classes, they will have the same voting and other rights described for the existing classes of each Fund.

Procedures for calling a shareholders meeting for the removal of the Trustees of each Trust, similar to those set forth in Section 16(c) of the 1940 Act, will be available to shareholders of each Fund. The rights of the holders of shares of a series of a Fund may not be modified except by the vote of a majority of the outstanding shares of such series.

Distributor

Evergreen Keystone Distributor, Inc. (the "Distributor"), 125 W. 55th Street, New York, New York 10019, serves as each Fund's principal underwriter, and as such may solicit orders from the public to purchase shares of any Fund. The Distributor is not obligated to sell any specific amount of shares and will purchase shares for resale only against orders for shares. Under the agreement between each Fund and the Distributor, each Fund has agreed to indemnify the Distributor, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act of 1933, as amended.

Counsel

Sullivan & Worcester LLP, Washington, D.C., serves as counsel to the Funds.

Independent Auditors

Price Waterhouse LLP has been selected to be the independent auditors of Money Market, Tax Exempt, Institutional Money Market, Institutional Treasury and Institutional Tax Exempt.

KPMG Peat Marwick LLP has been selected to be the independent auditors of Treasury and Pennsylvania.



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



                             PERFORMANCE INFORMATION

YIELD CALCULATIONS

Each Fund may quote a "Current Yield" or "Effective Yield" from time to time. The Current Yield is an annualized yield based on the actual total return for a seven-day period. The Effective Yield is an annualized yield based on a compounding of the Current Yield. These yields are each computed by first determining the "Net Change in Account Value" for a hypothetical account having a share balance of one share at the beginning of a seven-day period ("Beginning Account Value"), excluding capital changes. The Net Change in Account Value will generally equal the total dividends declared with respect to the account.
The yields are then computed as follows:

Current Yield = Beginning Account Value x 365/7
Effective Yield = (1 + Total Dividend for 7 days) 365/7-1 Tax Equivalent Yield = Effective Yield
----------------------
1 - Fed Tax rate + [state Tax Rate - (state Tax Rate x Fed Tax Rate]

Yield fluctuations may reflect changes in a Fund's net investment income, and portfolio changes resulting from net purchases or net redemptions of the Fund's shares may affect the yield. Accordingly, a Fund's yield may vary from day to day, and the yield stated for a particular past period is not necessarily representative of its future yield. Since the Funds use the amortized cost method of net asset value computation, it does not anticipate any change in yield resulting from any unrealized gains or losses or unrealized appreciation or depreciation not reflected in the yield computation, or change in net asset value during the period used for computing yield. If any of these conditions should occur, yield quotations would be suspended. A Fund's yield is not guaranteed, and the principal is not insured.

Yield information is useful in reviewing a Fund's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the Funds' investment portfolios, portfolio maturity, operating expenses and market conditions.

It should be recognized that in periods of declining interest rates the yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Fund's investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

The current yield and effective yield of each Fund (and for Tax Exempt, Institutional Tax Exempt and Pennsylvania, the tax equivalent yield) for the seven-day period ended February 28, 1997 for each Class of shares offered by the Funds is set forth in the table below. The table assumes a Federal tax rate of 36% for Tax Exempt and Institutional Tax Exempt, and a combined Federal and state tax rate for Pennsylvania of 37.8%.


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



                             Current            Effective     Tax Equivalent
                               Yield               Yield           Yield
Money Market
  Class A                     4.86%               4.98%       N/A
  Class B                     4.16%               4.25%       N/A
  Class C                      N/A                 N/A        N/A
  Class Y                     5.16%               5.28%       N/A

Tax Exempt
  Class A                     2.97%               3.01%          4.70%
  Class Y                     3.27%               3.32%          5.19%

Treasury
  Class A                     4.61%               4.72%       N/A
  Class Y                     4.91%               5.04%       N/A

Pennsylvania
  Class A                     2.89%               2.93%          4.71%
  Class Y                     3.03%               3.08%          4.95%


Institutional Tax Exempt
   Institutional              3.24%               3.34%          5.22%
   Institutional Service      2.99%               3.08%          4.81%

Institutional Money Market
   Institutional              5.36%               5.57%       N/A
   Institutional Service      5.10%               5.30%       N/A

Institutional Treasury
   Institutional              5.35%               5.38%       N/A
   Institutional Service      5.10%               5.12%       N/A

GENERAL

From time to time, a Fund may quote its performance in advertising and other types of literature as compared to the performance of the Bank Rate Monitor
National Index which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. A Fund's performance may also be compared to those of other mutual funds having similar objectives. This comparative performance would be expressed as a ranking prepared by Lipper Analytical Services, Inc., Donoghue's Money Fund Report or similar independent services monitoring mutual fund performance. A Fund's performance will be calculated by assuming, to the extent applicable, reinvestment of all capital gains distributions and income dividends paid. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

Additional Information

Any shareholder inquiries may be directed to the shareholder's broker or to each Adviser at the address or telephone number shown on the front cover of this Statement of Additional Information. This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Trusts with the Securities and Exchange Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the Securities and Exchange Commission or may be examined, without charge, at the offices of the Securities and Exchange Commission in Washington, D.C.

                              FINANCIAL STATEMENTS

The financial statements of Money Market, Tax Exempt, Treasury, Pennsylvania, Institutional Money Market, Institutional Tax Exempt and Institutional Treasury appearing in their most current fiscal year Annual Report to shareholders and the report thereon of the independent auditors appearing therein, namely Price Waterhouse LLP (in the case of Money Market, Tax Exempt, Institutional Money Market, Institutional Tax Exempt and Institutional Treasury) or KPMG Peat Marwick LLP (in the case of Pennsylvania and Treasury) are incorporated by reference in this Statement of Additional Information. The Semi-Annual Report of Money

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                                                                 27

Market is also incorporated herein by reference.

You may obtain a copy of each Fund's Annual Report without charge by writing to EKSC, P.O. Box 2121, Boston, Massachusetts 02106-2121, or by calling EKSC toll free at 1-800-343-2898.






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



                                  APPENDIX "A"

DESCRIPTION OF BOND RATINGS

Standard & Poor's Ratings Group ("S&P"). An S&P corporate or municipal bond rating is a current assessment of the credit worthiness of an obligor with respect to a specific obligation. This assessment of credit worthiness may take into consideration obligors such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished to S&P's by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with the ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, unavailability of such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

1. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2. Nature of and provisions of the obligation.

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or their arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay any principal.

AA - Debt rated AA also qualifies as high quality debt obligations. Capacity to pay interest and repay principal is very strong and in the majority of instances they differ from AAA issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than is higher rated categories.

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on a balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB - rating.

B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC - Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of

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



interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC - The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless S&P's believes that such payments will be made during such grace periods; it will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized. Plus (+) or Minus (-) - To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR - indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P's does not rate a particular type of obligation as a matter of policy. Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as "Investment Grade" ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Moody's Investors Service ("Moody's"). A brief description of the applicable Moody's rating symbols and their meanings follows:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol "1" following the rating.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal

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



payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Duff & Phelps, Inc.: AAA-- highest credit quality, with negligible risk factors; AA -- high credit quality, with strong protection factors and modest risk, which may vary very slightly from time to time because of economic conditions; A--average credit quality with adequate protection factors, but with greater and more variable risk factors in periods of economic stress. The indicators "+" and "-" to the AA and A categories indicate the relative position of a credit within those rating categories.

Fitch Investors Service L.P.: AAA -- highest credit quality, with an exceptionally strong ability to pay interest and repay principal; AA -- very high credit quality, with very strong ability to pay interest and repay principal; A -- high credit quality, considered strong as regards principal and interest protection, but may be more vulnerable to adverse changes in economic conditions and circumstances. The indicators "+" and "-" to the AA, A and BBB categories indicate the relative position of credit within those rating categories.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

o Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

o Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.) Note rating symbols are as follows:

o SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

o SP-2 Satisfactory capacity to pay principal and interest.

o SP-3 Speculative capacity to pay principal and interest.

Moody's Short-Term Loan Ratings - Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run. Rating symbols and their meanings follow:

o MIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

o MIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

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o MIG 3 - This designation denotes favorable quality.  All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

o MIG 4 - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk. COMMERCIAL PAPER RATINGS

Moody's:   Commercial  paper  rated  "Prime"  carries  the  smallest  degree  of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.

S&P: "A" is the highest commercial paper rating category utilized by Standard & Poor's Ratings Group which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its "A" classification.

Duff & Phelps, Inc.: Duff 1 is the highest commercial paper rating category utilized by Duff & Phelps which uses + or - to denote relative strength within this classification. Duff 2 represents good certainty of timely payment, with minimal risk factors. Duff 3 represents satisfactory protection factors, with risk factors larger and subject to more variation.

Fitch Investors Service L.P.: F-1+ -- denotes exceptionally strong credit quality given to issues regarded as having strongest degree of assurance for timely payment; F-1 -- very strong, with only slightly less degree of assurance for timely payment than F-1+; F-2 -- good credit quality, carrying a satisfactory degree of assurance for timely payment.

APPENDIX B

Special Considerations Relating to Investment In Pennsylvania Municipal Issuers

GENERAL

         The  Commonwealth  of  Pennsylvania,  the fifth  most  populous  state, historically has been identified as a heavy industry state, although that reputation has changed with the decline of the coal, steel and railroad industries and the resulting diversification of the Commonwealth's industrial composition. The major new sources of growth are in the service sector, including trade, medical and health services, educational and financial institutions. Manufacturing has fallen behind in both the service sector and the trade sector as a source of employment in Pennsylvania. The Commonwealth is the headquarters for 58 major corporations. Pennsylvania's average annual unemployment rate for the years 1990 has generally not been more than one percent greater or lesser than the nation's annual average unemployment rate. The seasonally adjusted unemployment rate for Pennsylvania for March, 1997 was 5.1% and for the United States for March, 1997 was 5.2%. The population of Pennsylvania, 12,056 million people in 1996 according to the U.S. Bureau of the Census, represents an increase from the 1987 estimate of 11,811 million. Per capita income in Pennsylvania for 1995 of $23,558 was higher than the per capita income of the United States of $23,208. . The Commonwealth's General Fund, which receives all tax receipts and most other revenues and through which debt service on all general obligations of the Commonwealth are made, closed fiscal years ended June 30, 1994, June 30, 1995 and June 30, 1996 with positive fund balances of $892,940, $688,304 and $635,182, respectively.

DEBT

         The Commonwealth may incur debt to rehabilitate areas affected by disaster, debt approved by the electorate, debt for certain capital projects (for projects such as highways, public improvements, transportation assistance, flood control, redevelopment assistance, site development and industrial development) and tax anticipation debt payable in the fiscal year of issuance. The Commonwealth had outstanding general obligation debt of $5,054 million at June 30, 1996. The Commonwealth is not permitted to fund deficits between fiscal years with any form of debt. All year-end deficit balances must be funded within the succeeding fiscal year's budget. At March 11, 1996, all outstanding general obligation bonds of the

Commonwealth were rated AA- by Standard & Poor's Corporation and A-1 by Moody's Investors Service, Inc. (see Appendix A). There can be no assurance that these ratings will remain in effect in the future. Over the five-year period ending June 30, 2001, the Commonwealth has projected that it will issue notes and bonds totaling $2,325 million and retire bonded debt in the principal amount of $2,239 million.

         Certain agencies created by the Commonwealth have statutory authorization to incur debt for which Commonwealth appropriations to pay debt service thereon are not required. As of December 31, 1996, total combined debt outstanding for these agencies was $8,356 million. The debt of these agencies is supported by assets of, or revenues derived from, the various projects financed and is not an obligation of the Commonwealth. Some of these agencies, however, are indirectly dependent on Commonwealth appropriations. The only obligations of agencies in the Commonwealth that bear a moral obligation of the Commonwealth are those issued by the Pennsylvania Housing Finance Agency ("PHFA"), a state-created agency which provides housing for lower and moderate income families, and The Hospitals and Higher Education Facilities Authority of
Philadelphia (the "Hospital Authority"), an agency created by the City of Philadelphia to acquire and prepare various sites for use as intermediate care facilities for the mentally retarded.

LOCAL GOVERNMENT DEBT

         Numerous  local   government   units  in  Pennsylvania   issue  general
obligation (i.e., backed by taxing power) debt, including counties, cities, boroughs, townships and school districts. School district obligations are supported indirectly by the Commonwealth. The issuance of non-electoral general obligation debt is limited by constitutional and statutory provisions. Electoral debt, i.e., that approved by the voters, is unlimited. In addition, local government units and municipal and other authorities may issue revenue obligations that are supported by the revenues generated from particular projects or enterprises. Examples include municipal authorities (frequently operating water and sewer systems), municipal authorities formed to issue obligations benefitting hospitals and educational institutions, and industrial development authorities, whose obligations benefit industrial or commercial occupants. In some cases, sewer or water revenue obligations are guaranteed by taxing bodies and have the credit characteristics of general obligations debt.

LITIGATION

         Pennsylvania is currently involved in certain litigation where adverse decisions could have an adverse impact on its ability to pay debt service. For example, in BABY NEAL V. COMMONWEALTH, the American Civil Liberties Union filed a lawsuit against the Commonwealth seeking an order that would require the Commonwealth to provide additional funding for child welfare services. COUNTY OF ALLEGHENY V. COMMONWEALTH OF PENNSYLVANIA involves litigation regarding the state constitutionality of the statutory scheme for county funding of the judicial system. In PENNSYLVANIA ASSOCIATION OF RURAL AND SMALL SCHOOLS V. CASEY, the constitutionality of Pennsylvania's system for funding local school districts has been challenged. No estimates for the amount of these claims are available.

OTHER FACTORS

         The performance of the obligations held by the Fund issued by the Commonwealth, its agencies, subdivisions and instrumentalities are in part tied to state-wide, regional and local conditions within the Commonwealth and to the creditworthiness of certain non- Commonwealth related obligers, depending upon the Pennsylvania Fund's portfolio mix at any given time. Adverse changes to the state-wide, regional or local economies or changes in government may adversely affect the creditworthiness of the Commonwealth, its agencies and municipalities, and certain other non-government related obligers of Pennsylvania tax-free obligations (e.g., a university, a hospital or a corporate obligor). The City of Philadelphia, for example, experienced severe financial problems which impaired its ability to borrow money and adversely affected the ratings of its obligations and their marketability. Conversely, some obligations held by the Fund will be almost exclusively dependent on the creditworthiness of one underlying obligor, such as a project occupant or provider of credit or liquidity support.

                          SUPPLEMENT TO THE STATEMENTS
                          OF ADDITIONAL INFORMATION OF

Evergreen Aggressive Growth Fund, Evergreen American Retirement Fund, Evergreen Emerging Markets Growth Fund, Evergreen Florida High Income Municipal Bond Fund,
  Evergreen Foundation Fund, Evergreen Fund, Evergreen Georgia Municipal Bond Fund, Evergreen Global Leaders Fund, Evergreen Growth and Income Fund, Evergreen
     High Grade Tax Free Fund, Evergreen Income and Growth Fund, Evergreen Intermediate Term Government Securities Fund, Evergreen International Equity Fund, Evergreen Institutional Money Market Fund, Evergreen Institutional Tax
 Exempt Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Micro Cap Fund, Evergreen Money Market Fund, Evergreen North Carolina
     Municipal Bond Fund, Evergreen Short-Intermediate Bond Fund, Evergreen Short-Intermediate Municipal Fund, Evergreen Small Cap Equity Income Fund,
Evergreen South Carolina Municipal Bond Fund, Evergreen Tax Strategic Foundation
 Fund, Evergreen U.S. Government Fund, Evergreen Utility Fund, Evergreen Value Fund, Evergreen Virginia Municipal Bond Fund, Evergreen Capital Preservation and Income Fund, Evergreen Fund for Total Return, Evergreen Natural Resources Fund, Evergreen Omega Fund, Evergreen Strategic Income Fund, Evergreen California Tax
 Free Fund, Evergreen Massachusetts Tax Free Fund, Evergreen Missouri Tax Free Fund, Evergreen New York Tax Free Fund, Evergreen Pennsylvania Tax Free Fund,
  Keystone Balanced Fund (K-1), Keystone Diversified Bond Fund (B-2), Keystone High Income Bond Fund (B-4), Keystone Quality Bond Fund (B-1), Keystone Small
   Company Growth Fund (S-4), Keystone Strategic Growth Fund (K- 2), Keystone Growth and Income Fund (S-1), Evergreen Select Adjustable Rate Fund, Evergreen
  Select Small Cap Growth Fund, Keystone International Fund, Keystone Precious Metals Holdings, and Keystone Tax Free Fund (each a "Fund" and, collectively, the "Funds")

         The Statements of Additional Information of each of the Funds are hereby supplemented as follows:

STANDARDIZED FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each of the above Funds, except Keystone Balanced Fund (K-1), Keystone Diversified Bond Fund (B-2), Keystone Small Company Growth Fund (S-4), and Keystone Tax Free Fund, has adopted the following standardized fundamental investment restrictions. These restrictions may be changed only by a vote of Fund shareholders.

1.       Diversification of Investments

         The Fund may not make any investment inconsistent with the Fund's classification as a diversified [non-diversified] investment company under the Investment Company Act of 1940.


                                                       22943
                                                        -1-

2. Concentration of a Fund's Assets in a Particular Industry. ([All Funds other than those listed below.)

         The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities [or in the case of Money Market Funds domestic bank money instruments]).

         For Evergreen Utility Fund

         The Fund will concentrate its investments in the utilities industry.

         For Keystone Precious Metals Holdings

         The Fund will concentrate its investments in industries related to the mining, processing or dealing in gold or other precious metals and minerals.

3.       Issuance of Senior Securities

         Except as permitted under the Investment Company Act of 1940, the Fund may not issue senior securities.

4.       Borrowing

         The Fund may not borrow money, except to the extent permitted by applicable law.

5.       Underwriting

         The Fund may not underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

6.       Investment in Real Estate

         The Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in (a) securities directly or indirectly secured by real estate, or (b) securities issued by companies that invest in real estate.

7.       Commodities

         The Fund may not purchase or sell commodities or contracts on commodities except to the extent that the Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with

                                                       22943
                                                        -2-
         applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

8.       Lending

         The Fund may not make loans to other persons, except that the Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment instruments shall not be deemed to be the making of a loan.

9.       Investment in Federally Tax Exempt Securities

         The  following  Funds  have  also  adopted a  standardized  fundamental
investment   restriction  in  regard  to  investments  in  federally  tax-exempt securities:

Evergreen Tax Strategic Foundation Fund                       Evergreen High Grade Tax Free Fund
Evergreen Georgia Municipal Bond Fund                         Evergreen North Carolina Municipal Bond Fund
Evergreen South Carolina Municipal Bond Fund                  Evergreen Virginia Municipal Bond Fund
Evergreen New York Tax Free Fund                              Evergreen Massachusetts Tax Free Fund
Evergreen California Tax Free Fund                            Evergreen Pennsylvania Tax Free Fund
Evergreen Institutional Tax Exempt Money Market Fund          Evergreen Missouri Tax Free Fund
Evergreen Short-Intermediate Municipal Fund


         The Fund will, during periods of normal market conditions, invest its assets in accordance with applicable guidelines issued by the Securities and Exchange Commission or its staff concerning investment in tax-exempt securities for Funds with the words tax exempt, tax free or municipal in their names.

ELIMINATION OF CERTAIN NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

         The nonfundamental investment restrictions described below have been eliminated by each Fund listed under such restriction:

1.       PROHIBITION ON INVESTMENT IN UNSEASONED ISSUERS

         Evergreen  Fund,  Growth and  Income  Fund,  Income  and  Growth  Fund,
         American   Retirement  Fund,  Money  Market  Fund,   Short-Intermediate
         Municipal  Fund,  Growth and Income  Fund (S-1),  Omega Fund,  Precious
         Metals Holding, Strategic Growth Fund (K- 2), High Income Bond Fund (B-4), Capital Preservation and Income Fund, Select Adjustable Rate Fund, Strategic Income Fund, Fund for Total Return, International Fund


2. PROHIBITION ON INVESTMENT IN COMPANIES FOR THE PURPOSE OF EXERCISING CONTROL OR MANAGEMENT

         Evergreen Fund, Growth and Income Fund, Income and Growth Fund, Value Fund, Intermediate Term Government Securities Fund, Foundation Fund, American Retirement Fund, Emerging Markets Growth Fund, International Equity Fund, Global Leaders Fund, Money Market Fund, Florida High Income Municipal Bond Fund, Short-Intermediate Municipal Fund, Growth and Income Fund (S-1), Precious Metals Holdings, Strategic Growth Fund (K-2), High Income Bond Fund (B-4), Fund for Total Return, International Fund

3. PROHIBITION ON INVESTMENT IN COMPANIES IN WHICH TRUSTEES OR OFFICERS OF THE FUNDS ALSO HOLD SHARES ABOVE CERTAIN PERCENTAGE LEVELS

         Evergreen Fund, MicroCap Fund, Growth and Income Fund, Income and Growth Fund, Intermediate Term Government Securities Fund, Foundation Fund, American Retirement Fund, Money Market Fund, Short-Intermediate Municipal Fund, Precious Metals Holdings, Inc.

4. Prohibition on Investment of More Than 5% of a Fund's Net Assets in Warrants, With No More Than 2% of Net Assets Being Invested in Warrants That Are Listed NEW YORK NOR AMERICAN STOCK EXCHANGES

         Evergreen  Fund,  MicroCap  Fund,  Growth and Income  Fund,  Income and
         Growth   Fund,    Foundation    Fund,    American    Retirement   Fund,
         Short-Intermediate Municipal Fund

5. PROHIBITION ON INVESTMENT IN OIL, GAS OR OTHER MINERAL EXPLORATION OR DEVELOPMENT PROGRAMS

         Evergreen Fund, MicroCap Fund, Aggressive Growth Fund, Growth and Income Fund, Small Cap Equity Fund, Income and Growth Fund, Value Fund, Intermediate Term Government Securities Fund, Foundation Fund, American Retirement Fund, Money Market Fund, Florida High Income Municipal Bond Fund, Short-Intermediate Municipal Fund, High Grade Tax Free Fund, Precious Metals Holdings, Inc.

6.       PROHIBITION ON JOINT TRADING ACCOUNTS


                                                       22943
                                                        -3-

         Evergreen Fund, MicroCap Fund, Growth and Income Fund, Income and Growth Fund, Foundation Fund, American Retirement Fund, Florida High Income Municipal Bond Fund

7. PROHIBITION ON INVESTMENT IN OTHER INVESTMENT COMPANIES. [Note: The Funds may invest in such companies to the extent permitted by the Investment Company Act of 1940 and the rules thereunder.]

         Growth and Income Fund,  Utility  Fund,  Small Cap Equity  Income Fund,
         Income and Growth Fund, Value Fund, Short-Intermediate Bond Fund, Intermediate Term Government Securities Fund, Foundation Fund, Tax Strategic Foundation Fund, American Retirement Fund, High Grade Tax Free Fund, Growth and Income Fund (S-1), Omega Fund, Precious Metals Holdings, Strategic Growth Fund (K-2), High Income Bond Fund (B-4), Select Adjustable Rate Fund, Strategic Income Fund, Fund for Total Return, Global Opportunities Fund, International Fund, Massachusetts Tax Free Fund, New York Tax Free Fund, Pennsylvania Tax Free Fund, California Tax Free Fund and Missouri Tax Free Fund.

RECLASSIFICATION OF ALL OTHER FUNDAMENTAL INVESTMENT RESTRICTIONS

All investment restrictions other than those described above as having been standardized or eliminated have been reclassified from fundamental to nonfundamental and, as, such, may be changed by the Funds' Boards of Trustees at any time without a shareholder vote.

TRUSTEES

         The Trustees and executive officers of each Trust, their ages, and their principal occupations during the last five years are shown below:

         JAMES S. HOWELL (72), 4124 Crossgate Road, Charlotte, NC-Chairman of the Evergreen Group of Mutual Funds and Trustee. Retired Vice President of Lance Inc. (food manufacturing); Chairman of the Distribution Comm. Foundation for the Carolinas from 1989 to 1993.

         RUSSELL A. SALTON, III, M.D. (49), 205 Regency Executive Park, Charlotte, NC- Trustee. Medical Director, U.S. Healthcare of Charlotte, North Carolina since 1996; President, Primary Physician Care from 1990 to 1996.

         MICHAEL S. SCOFIELD (53), 212 S. Tryon Street, Suite 980, Charlotte, NC-Trustee. Attorney, Law Offices of Michael S. Scofield since 1969.

         GERALD M. MCDONNELL (57), 821 Regency Drive, Charlotte, NC - Trustee. Sales Representative with Nucor-Yamoto Inc. (steel producer) since 1988.

                                                       22943
                                                        -4-

         THOMAS L. McVERRY (58), 4419 Parkview Drive, Charlotte, NC - Trustee. Director of Carolina Cooperative Federal Credit Union since 1990 and Rexham Corporation from 1988 to 1990; Vice President of Rexham Industries, Inc. (diversified manufacturer) from 1989 to 1990; Vice President - Finance and Resources, Rexham Corporation from 1979 to 1990.

         WILLIAM WALT PETTIT (41), Holcomb and Pettit, P.A., 227 West Trade St., Charlotte, NC - Trustee. Partner in the law firm Holcomb and Pettit, P.A. since 1990.

         LAURENCE B. ASHKIN (68), 180 East Pearson Street, Chicago, IL - Trustee. Real estate developer and construction consultant since 1980; President of Centrum Equities since 1987 and Centrum Properties, Inc. since 1980.

         CHARLES A. AUSTIN III (61), Trustee. Investment counselor to Appleton Partners, Inc.; former Managing Director, Seaward Management Corporation (investment advice); and former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice).

         K. DUN GIFFORD (57) Trustee. Chairman of the Board, Director, and Executive Vice President, The London Harness Company; Managing Partner, Roscommon Capital Corp.; Trustee, Cambridge College; Chairman Emeritus and Director, American Institute of Food and Wine; Chief Executive Officer, Gifford Gifts of Fine Foods; Chairman, Gifford, Drescher & Associates (environmental consulting); President, Oldways Preservation and Exchange Trust (education); and former Director, Keystone Investments, Inc. and Keystone Investment Management Company.

         LEROY KEITH, JR. (57) Trustee. Director of Phoenix Total Return Fund and Equifax, Inc.; Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; and former President, Morehouse College.

         DAVID M. RICHARDSON (55) Trustee. Executive Vice President, DMR International, Inc. (executive recruitment); former Senior Vice President, Boyden International Inc. (executive recruitment); and
         Director, Commerce and Industry Association of New Jersey, 411 International, Inc., and J&M Cumming Paper Co.

         RICHARD J. SHIMA (57) Trustee and Advisor to the Boards of Trustees of the Evergreen Group of Mutual Funds. Chairman, Environmental Warranty, Inc., and Consultant, Drake Beam Morin, Inc. (executive outplacement); Director of Connecticut Natural Gas Corporation, Trust Company of
         Connecticut, Hartford Hospital, Old State House Association, and Enhance Financial Services, Inc.; Chairman, Board of Trustees, Hartford YMCA; former Director; Executive Vice President, and Vice Chairman of The Travelers Corporation.


                                                       22943
                                                        -5-

EXECUTIVE OFFICERS

         JOHN J. PILEGGI (37), 230 Park Avenue, Suite 910, New York, NY - President and Treasurer. Consultant to BISYS Fund Services since 1996. Senior Managing Director, Furman Selz LLC since 1992, Managing Director from 1984 to 1992.

         GEORGE O. MARTINEZ (37), 3435 Stelzer Road, Columbus, OH - Secretary. Senior Vice President/Director of Administration and Regulatory Services, BISYS Fund Services since April 1995. Vice President/Assistant General Counsel, Alliance Capital Management from 1988 to 1995.

         The officers of the Trusts are officers and/or employees of The BISYS Group, Inc. ("BISYS Group"), except for Mr. Pileggi, who is a consultant to The BISYS Group. The BISYS Group is an affiliate of Evergreen Distributor, Inc. ("EDI"), the distributor of each class of shares of each Fund.

         No officer or Trustee of the Trusts owned more than 1.0% of any class of shares of any of the Funds as of November 30, 1997.

DISTRIBUTION PLANS

The following is added to the disclosure under the caption "Distribution Plan"

Class A and B shares are made available to employer-sponsored retirement or savings plans ("Plans") without a sales charge if:

(i) the Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Services Agreement between Merrill Lynch and the Fund's principal underwriter or distributor and in Funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

(ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or


22943
                                                        -6-

(iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B shares convert to Class A shares once the Plan has reached $5 million invested in Applicable Investments. The Plan will receive a Plan level share conversion.

The following is added to the Statement of Additional Information of each of Keystone Balanced Fund (K-1), Keystone Diversified Bond Fund (B-2), Keystone High Income Bond Fund (B-4), Keystone International Fund, Keystone Precious Metals Holdings, Keystone Quality Bond Fund (B-1), Keystone Small Company Growth Fund (S-4), Keystone Strategic Growth Fund (K-2), Keystone Growth and Income Fund (S-1) and Keystone Tax Free Fund.

PURCHASE, REDEMPTION AND PRICING OF SHARES

DISTRIBUTION PLANS AND AGREEMENTS

         Distribution fees are accrued daily and paid monthly on Class A, Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B shares and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, and, in the case of Class C shares, without the assessment of a contingent deferred sales charge after the first year following the month of purchase, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares and the Class C shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

         Under the Rule 12b-1 Distribution Plans that have been adopted by each Fund with respect to each of its Class A, Class B and Class C shares (each a "Plan" and collectively, the "Plans"), the Treasurer of each Fund reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the disinterested Trustees are committed to the discretion of such disinterested Trustees then in office.

         Each Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to the Distributor; the

22943
                                                        -7-
latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and Distribution Agreement will continue in effect for successive twelve-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that Class and, in either case, by a majority of the Independent Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreement related thereto.


22943
                                                        -8-

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B and Class C shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to each Fund and holders of Class A, Class B and Class C shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B and Class C shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B and Class C shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B and Class C shares.

         In the event that a Plan or Distribution Agreement is terminated or not continued with respect to one or more Classes of a Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to that Class or Classes, and (ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of shares of such Class or Classes through deferred sales charges.

         All material amendments to any Plan or Distribution Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by Class, and in either case, by a majority of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular Class of shares of a Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the Class affected. Any Plan, Shareholder Services Plan or Distribution Agreement may be terminated (i) by a Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by Class or by a majority vote of the disinterested Trustees, or (ii) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment.

HOW THE FUNDS OFFER SHARES TO THE PUBLIC

         You may buy shares of a Fund through the Funds' distributor, broker-dealers that have entered into special agreements with the Funds' distributor or certain other financial institutions. Each Fund offers four classes of shares that differ primarily with respect to sales

22943
                                                        -9-
charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy a Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem a Fund's shares or no sales charges at all.

Purchase Alternatives

         CLASS A SHARES

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 4.75%. (The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases.) If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Funds will charge a CDSC of 1.00% if you redeem during the month of your purchase and the 12-month period following the month of your purchase. See "Calculation of Contingent Deferred Sales Charge" below.

         CLASS B SHARES

         The Funds offer Class B shares at net asset value (without a front-end load). With certain exceptions, however, the Funds will charge a CDSC of 1.00% on shares you redeem within 72 months after the month of your purchase. The Funds will charge CDSCs at the following rate:

REDEMPTION TIMING                                                    CDSC RATE


Month of purchase and the first twelve-month
         period following the month of purchase..........................5.00%
Second twelve-month period following the month of purchase...............4.00%
Third twelve-month period following the month of purchase................3.00%
Fourth twelve-month period following the month of purchase...............3.00%
Fifth twelve-month period following the month of purchase................2.00%
Sixth twelve-month period following the month of purchase................1.00%
Thereafter...............................................................0.00%

Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC.

         CLASS C SHARES

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Underwriter. The Funds offer Class C shares at net asset value (without an initial sales charge). With certain exceptions, however, the Funds will charge a

22943
                                                       -10-

CDSC of 1.00% on shares  you   redeem  within 12-months after the  month of your
purchase.  See "Contingent Deferred Sales Charge" below.

         CLASS Y SHARES

         No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset Management Corp. ("Evergreen Asset"), (2) certain institutional investors and (3) investment advisory clients of the Capital Management Group of First Union National Bank ("FUNB"), Evergreen Asset, Keystone Investment Management Company, or their affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

Contingent Deferred Sales Charge

         The Funds charge a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Plan"). If imposed, the Funds deduct the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, a Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc. ("NASD"), paid to the Principal Underwriter or its predecessor.

SALES CHARGE WAIVERS OR REDUCTIONS

Reducing Class a Front-end Loads

         With a larger purchase, there are several ways that you can combine multiple purchases of Class A shares in Evergreen funds and take advantage of lower sales charges.

         COMBINED PURCHASES

         You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen funds. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).





22943
                                                       -11-

         RIGHTS OF ACCUMULATION

         You can reduce your sales charge by adding the value of Class A shares of Evergreen funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.

         LETTER OF INTENT

         You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen fund during the period will qualify as Letter of Intent purchases.

Shares That Are Not Subject to a Sales Charge or CDSC

         WAIVER OF SALES CHARGES

         The Funds may sell their shares at net asset value without an initial sales charge to:

         1.       purchases of shares in the amount of $1 million or more;

         2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

         3.       institutional   investors,   which  may  include   bank  trust
                  departments and registered investment advisers;

         4. investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

         5. clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to master accounts of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased;

         6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer;


22943
                                                       -12-

         7. employees of FUNB, its affiliates, Evergreen Distributor, Inc., any broker-dealer with whom Evergreen Distributor, Inc., has entered into an agreement to sell shares of the Funds, and members of the immediate families of such employees;

         8. certain Directors, Trustees, officers and employees of the Evergreen funds, the Distributor or their affiliates and to the immediate families of such persons; or

         9. a bank or trust company in a single account in the name of such bank or trust company as trustee if the initial investment in or any Evergreen fund made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1.00% of the amount invested.

         With respect to items 8 and 9 above, each Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Funds will not charge any CDSC on redemptions by such purchasers.

         WAIVER OF CDSCS

         The Funds do not impose a CDSC when the shares you are redeeming represent:

         1. an increase in the share value above the net cost of such shares;

         2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

         3. shares that are in the account of a shareholder who has died or become disabled;

         4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

         5. an automatic withdrawal from the ERISA plan of a shareholder who is a least 59 1/2 years old;

         6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

         7. an automatic withdrawal under an Systematic Income Plan of up to 1.00% per month of your initial account balance;




22943
                                                       -13-

         8. a withdrawal consisting of loan proceeds to a retirement plan participant;

         9. a financial hardship withdrawal made by a retirement plan participant;

         10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

         11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

EXCHANGES

         Investors may exchange shares of a Fund for shares of the same class of any other Evergreen fund, as described under the section entitled "Exchanges" in a Fund's prospectus. Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

HOW THE FUNDS VALUE SHARES

How and When a Fund Calculates its Net Asset Value per Share ("NAV")

         Each Fund computes its NAV once daily on Monday through Friday, as described in the Prospectus. A Fund will not compute its NAV on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of each Fund is calculated by dividing the value of a Fund's net assets attributable to that class by all of the shares issued for that class.

How a Fund Values the Securities it Owns

         Current values for a Fund's portfolio securities are determined as follows:

         (1) Securities that are traded on a national securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

         (2) Securities traded in the over-the-counter market, other than on NMS, are valued at the mean of the bid and asked prices at the time of valuation.


22943
                                                       -14-

         (3) Short-term investments maturing in more than sixty days for which market quotations are readily available, are valued at current market value.

         (4) Short-term investments maturing in sixty days or less (including all master demand notes) are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market.

         (5) Short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market.

         (6) Securities, including restricted securities, for which complete quotations are not readily available; listed securities or those on NMS if, in the Fund's opinion, the last sales price does not reflect a current market value or if no sale occurred; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

SHAREHOLDER SERVICES

         As described in the prospectus, a shareholder may elect to receive his or her dividends and capital gains distributions in cash instead of shares. However, ESC will automatically convert a shareholder's distribution option so that the shareholder reinvests all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. The Funds will hold the returned distribution or redemption proceeds in a non interest-bearing account in the shareholder's name until the shareholder updates his or her address. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


December 22, 1997

22943
                                                       -15-

            SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION OF


  EVERGREEN FLORIDA MUNICIPAL BOND FUND (THE "FLORIDA FUND"), EVERGREEN GEORGIA MUNICIPAL BOND FUND (THE "GEORGIA FUND"), EVERGREEN NORTH CAROLINA MUNICIPAL
 BOND FUND (THE "NORTH CAROLINA FUND"), EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND (THE "SOUTH CAROLINA FUND"), EVERGREEN VIRGINIA MUNICIPAL BOND FUND (THE
    "VIRGINIA FUND"), EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND (THE
       "FLORIDA HIGH INCOME FUND") (EACH A "FUND"; TOGETHER, THE "FUNDS")


     The Statement of Additional Information of each of the Funds is hereby supplemented as follows:


                              FINANCIAL INFORMATION

Expenses

     The table below shows the total dollar amounts paid by each Fund for services rendered during the fiscal periods specified. For more information on specific expenses, see "Investment Advisory and Other Services," "Distribution Plans and Agreements," "Principal Underwriter" and "Purchase, Redemption and Pricing of Shares."

                                                                                     Aggregate
                                                                                     Dollar
                                                                      Aggregate      Amount of
                                                                      Dollar         Underwriting
                                                                      Amount of      Commissions
                         Advisory       Class A        Class B        Underwriting   Retained by
                         Fees           12b-1 Fees     12b-1 Fees     Commissions    EIS or EDI
======================   ============   ============   ============   =============  ==============
1997 FUND EXPENSES

Florida                  $791,322       $275,983*      $298,114                       $22,335
Georgia                   $66,245         $5,499        $96,055                        $2,488
North Carolina           $305,634        $20,523       $490,164                        $2,377
South Carolina            $58,299         $2,271        $45,393                          $710
Virginia                  $70,972         $7,230        $61,471                        $1,596
Florida High Income      $813,790       $235,662       $383,197                       $34,454
----------------------
1996 FUND EXPENSES
----------------------
Florida                  $803,741       $240,978       $287,825        $49,589          $5,996
Georgia                   $63,102         $5,047        $84,596         $7,300            $875
North Carolina           $306,892        $20,833       $500,469        $16,557            $154
South Carolina            $40,781         $1,917        $39,896         $1,447          $2,228
Virginia                  $51,952         $6,048        $57,906        $20,400          $2,033
Florida High Income      $477,128       $169,651       $106,733       $276,615         $29,467
----------------------
1995 FUND EXPENSES
----------------------
Florida                  $243,413        $59,721        $37,405        $87,755          $4,301
Georgia                   $32,646         $2,856        $49,968        $56,210          $4,220
North Carolina           $190,284        $13,739       $319,719       $123,175          $7,843
South Carolina            $13,154           $788        $20,125        $35,241          $3,595
Virginia                  $23,156         $3,127        $30,267        $45,713          $2,320
Florida High Income      $123,320        $41,690         $2,087       $196,614         $24,672
======================  ============    ============   ============   =============  ==============

*Of this amount, $191,541 was waived by the Distributor.

Advisory Fee Waivers

     In accordance with voluntary expense limitations in effect during the fiscal year or period ended August 31, 1997, CMG voluntarily reimbursed or waived advisory fees, as follows:

Florida                         $81,274
Georgia                         $66,245
North Carolina                       $0
South Carolina                  $58,299
Virginia                        $70,972
Florida High Income            $330,629
=====================         ==========

Brokerage Commissions

     The Funds paid no brokerage commissions during the fiscal year or period ended August 31, 1997, 1996 and 1995.

Total  Return

     Total return quotations for a class of shares of a Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted.

     The ending redeemable value assumes a complete redemption at the end of the relevant periods.

     The annual total returns for each class of shares of the Funds (including applicable sales charges) are as follows:

                         ONE YEAR       THREE YEARS    FIVE YEARS     SINCE INCEPTION     INCEPTION DATE
FLORIDA
   Class A                3.88%         5.81%          5.92%           7.47%              5/11/88
   Class B                3.06%           -              -             5.03%              6/30/95
   Class Y                9.14%           -              -             7.38%              6/30/95
GEORGIA
   Class A                3.57%         5.78%            -             3.63%               7/2/93
     Class B              2.93%         5.83%            -             3.73%               7/2/93
   Class Y                9.00%         7.78%            -             5.73%              2/28/94
NORTH CAROLINA
   Class A                3.93%         6.03%            -             4.79%              1/11/93
   Class B                3.30%         6.08%            -             4.85%              1/11/93
     Class Y              9.39%         8.03%            -             5.51%              2/28/94
SOUTH CAROLINA
   Class A                4.14%         7.05%            -             4.06%               1/3/94
   Class B                3.52%         7.12%            -             3.99%               1/3/94
    Class Y               9.60%         9.07%            -             6.62%              2/28/94
VIRGINIA
    Class A               3.87%         6.08%            -             3.90%               7/2/93
    Class B               3.24%         6.14%            -             3.98%               7/2/93
    Class Y               9.32%         8.08%            -             6.06%              2/28/94
FLORIDA HIGH INCOME
     Class A              5.51%         6.96%          7.33%           7.34%              6/17/92
     Class B              4.95%           -              -             6.24%              7/10/95
     Class Y             11.04%           -              -             8.47%              9/20/95
====================     =========      ========       =========      =============       ==============

Current and Tax Equivalent Yields

     Current yield quotations as they may appear from time to time in advertisements will consist of a quotation based on a 30-day period ended on the date of the most recent balance sheet of a Fund, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the base period. Such yield will include income from sources other than municipal obligations, if any. Tax equivalent yield is, in general, the current yield divided by a factor equal to one minus a stated income tax rate and reflects the yield a taxable investment would have to achieve in order to equal on an after-tax basis a tax-exempt yield. For the 30-day period ended August 31, 1997, the current and tax-equivalent yields of the Funds are shown below. Any given yield or total return quotation should not be considered representative of the Fund's yield or total return for any future period.

                                   30-DAY YIELD                                      TAX-EQUIVALENT YIELD
=================================  ============================================      ============================================
FUND                COMBINED       CLASS A        CLASS B        CLASS Y             CLASS A         CLASS B       CLASS Y
                    FEDERAL &
                    STATE TAX
                    RATE (1)
==================  =============  ============   ===========    ===========         ===========    ===========    ==============
Florida             28%            4.94%          4.02%          5.02%               6.86%          5.58%          6.97%
Georgia             34%            4.80%          4.04%          5.05%               7.27%          6.12%          7.65%
North Carolina      28%            4.67%          3.92%          4.92%               6.49%          5.44%          6.83%
South Carolina      35%            4.65%          3.90%          4.90%               7.15%          6.00%          7.54%
Virginia            33.25%         4.78%          4.03%          5.03%               7.16%          6.04%          7.54%
Florida High        28%            5.48%          4.73%          5.73%               7.61%          6.57%          7.96%
Income
==================  =============  =============  ===========    ===============     ============   ============   ==============
(1) Assumed for purposes of this chart. Your tax may vary.

Method of Computing Offering Price for Class A Shares

     Class A shares are sold at the NAV plus a sales charge. Below is an example of the method of computing the offering price of the Class A shares of each Fund. The example assumes a purchase of Class A shares of each Fund aggregating less than $100,000 based upon the NAV of each Fund's Class A shares at the end of each Fund's latest fiscal period.

FUND                      DATE               NET ASSET VALUE     PER SHARE SALES     OFFERING PRICE PER
                                                                 CHARGE              SHARE
Florida                   8/31/97            $9.98               4.75%               $10.48
Georgia                   8/31/97            $9.90               4.75%               $10.39
North Carolina            8/31/97            $10.37              4.75%               $10.89
South Carolina            8/31/97            $10.08              4.75%               $10.58
Virginia                  8/31/97            $10.05              4.75%               $10.55
Florida High Income       8/31/97            $10.89              4.75%               $11.43

Trustee Compensation

     Listed below is the Trustee compensation for the fiscal year ended August 31, 1997.


TRUSTEE                      COMPENSATION FROM                COMPENSATION FROM
                             TRUST                            TRUST AND FUND
                                                              COMPLEX
Laurence B. Ashkin           $3,176                           $56,200
Charles A.Austin III *       -0-                              $48,200
K. Dun Gifford*              -0-                              $39,600
James S. Howell              $3,979                           $89,229
Leroy Keith Jr.*             -0-                              $45,200
Gerald M. McDonnell          $3,154                           $81,001
Thomas L. McVerry            $3,820                           $81,468
William Walt Pettit          $3,483                           $79,009
David M. Richardson*         -0-                              $48,200
Russell A. Salton,III        $3,501                           $81,601
Michael S. Scofield          $5,572                           $77,501
Richard J. Shima             $4,180                           $58,667

*Not a Trustee of the Trust during the relevant fiscal period.


                        PRINCIPAL HOLDERS OF FUND SHARES

     As of the date of this SAI, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding of any class of each Fund. As of the same date, no person, to any Fund's knowledge, owned beneficially or of record more than 5% of a class of a Fund's outstanding shares.

     Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of a class of a Fund's outstanding shares as of November 30, 1997.


FLORIDA FUND CLASS A

None

FLORIDA FUND CLASS B
None

FLORIDA FUND CLASS Y

First Union National Bank              98.79%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon St.
Charlotte, NC 28288-0002

FLORIDA HIGH INCOME FUND CLASS A

MLPF&S                                 9.63%
Attn: Fund Administration
4800 Deer Lake Dr. E 3rd Fl
Jacksonville, FL 32246-6484

FLORIDA HIGH INCOME FUND CLASS B

MLPF&S                                 10.31%
Attn: Fund Administration
4800 Deer Lake Dr. E 3rd Fl
Jacksonville, FL 32246-6484

FLORIDA HIGH INCOME FUND CLASS Y

First Union National Bank              68.58%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon St.
Charlotte, NC 28288-0002

First Union National Bank              19.69%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon St.
Charlotte, NC 28288-0002

GEORGIA FUND CLASS A
FUBS & Co. FEBO                        10.09%

Lee R. Meadows and
Mary Lee Meadows
1270 Hicks Cir SW
Conyers, GA 30207-4221

FUBS & Co. FEBO                        6.03%
William F. Hill Jr. and Marvin Hill
P O Box 554 Silver Creek, GA 30173-0554

FUBS & Co. FEBO                        5.46%
Samuel A Barber
Velma H Barber
4852 Banner Elk Drive
Stone Mountain, GA 30083

FUBS & Co. FEBO                        5.18%
Larry N Merritt
Ann C Merritt
310 Chinquapin Drive
Marietta, GA 30064-3506

FUBS & Co. FEBO                        5.13%
Raiden W Dellinger
710 River Ave.
Rome, GA 30161-4773

GEORGIA FUND CLASS B

None

GEORGIA FUND CLASS Y

First Union National Bank              98.61%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon St.
Charlotte, NC 28288-0002

NORTH CAROLINA FUND CLASS A

None

NORTH CAROLINA FUND CLASS B

None

NORTH CAROLINA FUND CLASS Y

First Union National Bank              99.64%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon St.
Charlotte, NC 28288-0002

SOUTH CAROLINA FUND CLASS A

FUBS & Co. FEBO                        21.96%
Charles W. Lombard Trust
Charlotte Lombard and
Warren Prout Co-tees
U/A/D 5/4/94
Boone, NC 28607

FUBS & Co. FEBO                        11.87%
Warren A. Ransom Jr.
Laurie P. Ransom
1162 East Parkview Place
Mount Pleasant, SC 29464-7909

First Union Brokerage Services         10.82%
Ann D. Schwab
A/C 7448-7777
2189 Windy Oaks Rd.
Ft. Mills, SC 29715

FUBS & Co. FEBO                        6.91%
Charles Dean Turner
103 Carolina Club Drive
Spartanburg, SC 29306-6601

FUBS & Co. FEBO                        5.79%
Virginia C. Thomas
330 Concord St. No 7G
Charleston, SC 29401-2731

FUBS & Co. FEBO                        5.05%
Virginia S. Herring
Oren L. Herring Jr. JTWROS
107 Bennett Street
Mt. Pleasant, SC 29464-4382

SOUTH CAROLINA FUND CLASS B

FUBS & Co. FEBO                        5.99%
Ruby B. Motsinger and
Joseph G. Motsinger JTTENCOM
550 Brandon Rd.
Clover, SC 29710-9667

SOUTH CAROLINA FUND CLASS Y

First Union National Bank              93.13%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon St.
Charlotte, NC 28288-0002

First Union National Bank              6.16%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon St.
Charlotte, NC 28288-0002

VIRGINIA FUND CLASS A

Duff M Green                           7.97%
638 Kings Highway
Fredericksburg, VA 22405-3156

FUBS & Co. FEBO                        6.34%
David A. Hetzer and Iris L. Hetzer
5009 Laburch Lane
Annandale, VA 22003-6019

VIRGINIA FUND CLASS B

FUBS & Co. FEBO                        6.13%
Patsy B. Williams and
Harry S. Williams
P O Box 888
Marion, VA 24354

VIRGINIA FUND CLASS Y

First Union National Bank              98.34%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon St.
Charlotte, NC 28288-0002


Financial Statements

     The audited financial statements and the reports thereon are hereby incorporated by reference to each Fund's Annual Report, a copy of which may be obtained without charge from ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121.


January 1, 1998

                                THE VIRTUS FUNDS
                                INVESTMENT SHARES
                          CONSISTS OF EIGHT PORTFOLIOS:
                      THE U.S. GOVERNMENT SECURITIES FUND;
                       THE STYLE MANAGER: LARGE CAP FUND;
                             THE STYLE MANAGER FUND;
                        THE VIRGINIA MUNICIPAL BOND FUND;
                        THE MARYLAND MUNICIPAL BOND FUND;
                         THE TREASURY MONEY MARKET FUND;
                           THE MONEY MARKET FUND; AND
                         THE TAX-FREE MONEY MARKET FUND.

                       STATEMENT OF ADDITIONAL INFORMATION




This Statement of Additional Information should be read with the Prospectus for the Investment Shares ("Investment Shares") of The Virtus Funds (the "Trust"), dated November 30, 1997. This Statement is not a prospectus itself. You may request a copy of a prospectus or a paper copy of this Statement of Additional Information, if you have received it electronically, free of charge by writing to the Trust or calling toll-free 1-800-723-9512.

Federated Investors Tower
Pittsburgh, Pennsylvania 15222-3779

                        Statement dated November 30, 1997
[GRAPHIC OMITTED]

        CUSIP  927913202  CUSIP  927913848 CUSIP 927913400 CUSIP 927913871 CUSIP
        927913509 CUSIP  927913889  CUSIP  927913707 CUSIP 927913806  2102608B-R
        (11/97)

Table of Contents
-------------------------------------------------------------------------------


                                        I

General Information About the Trust                       1
-------------------------------------------------------------------------------

Investment Objective and Policies of the Funds            1
-------------------------------------------------------------------------------

The U.S. Government Securities Fund                       1
-------------------------------------------------------------------------------
   Types of Investments                                   1

The Style Manager: Large Cap Fund and The Style Manager Fund                  2
-------------------------------------------------------------------------------
   Commercial Paper                                       4
   Bank Instruments                                       4

The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund         5
-------------------------------------------------------------------------------
   Acceptable Investments                                 5
   Types of Acceptable Investments                        5

The Treasury Money Market Fund                            5
-------------------------------------------------------------------------------
   Types of Investments                                   5

The Money Market Fund                                     6
-------------------------------------------------------------------------------
   Types of Investments                                   6

The Tax-Free Money Market Fund                            6
-------------------------------------------------------------------------------

Portfolio Investments and Strategies                      6
-------------------------------------------------------------------------------
   Repurchase Agreements                                  6
   Reverse Repurchase Agreements                          6
   When-Issued and Delayed Delivery Transactions          6
   Lending of Portfolio Securities                        7
   Restricted and Illiquid Securities                     7
   Participation Interests                                7
   Variable Rate Municipal Securities                     8
   Municipal Leases                                       8
   Temporary Investments                                  8
   Adjustable Rate Mortgage Securities                    8
   Portfolio Turnover                                     9

Investment Limitations                                    9
-------------------------------------------------------------------------------

Virtus Funds Management                                  12
-------------------------------------------------------------------------------
   Fund Ownership                                        16
   Officers and Trustees Compensation                    17
   Trustee Liability                                     17

Investment Advisory Services                             17
-------------------------------------------------------------------------------
   Adviser to the Trust                                  17
   Advisory Fees                                         18
   Sub-Adviser to The Style Manager: Large Cap Fund
   and The Style Manager Fund                            18
   Sub-Advisory Fees                                     18



Other Services                                           18
--------------------------------------------------------------------------------
   Administrative Services                               18
   Custodian                                             19
   Transfer Agent                                        19
   Independent Auditors                                  19

Brokerage Transactions                                   19
--------------------------------------------------------------------------------

Purchasing Shares                                        20
--------------------------------------------------------------------------------
   Distribution Plan                                     20
   Conversion to Federal Funds                           20

Determining Net Asset Value                              21
--------------------------------------------------------------------------------
   Determining Market Value of Securities                21
   Use of the Amortized Cost Method                      21
   Valuing Municipal Securities                          22
   Use of Amortized Cost                                 23

Redeeming Shares                                         23
--------------------------------------------------------------------------------
   Redemption in Kind                                    23

Massachusetts Partnership Law                            23
--------------------------------------------------------------------------------

Tax Status                                               23
--------------------------------------------------------------------------------
   The Funds' Tax Status                                 23
   Shareholders' Tax Status                              24

Total Return                                             24
--------------------------------------------------------------------------------

Yield                                                    25
--------------------------------------------------------------------------------

Effective Yield                                          26

Tax-Equivalent Yield                                     26

Performance Comparisons                                  29
--------------------------------------------------------------------------------
   The U.S. Government Securities Fund                   30
   The Style Manager: Large Cap Fund and The Style Manager Fund               31
   The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund      31
   The Treasury Money Market Fund                        31
   The Money Market Fund                                 31
   The Tax-Free Money Market Fund                        32

Financial Statements                                     32
-------------------------------------------------------------------------------

Appendix                                                 33

-------------------------------------------------------------------------------

24


General Information About the Trust
-------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated June 20, 1990. As of the date of this Statement, the Trust consists of eight separate portfolios of securities (collectively, the "Funds", individually, a "Fund") which are as follows: The U. S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund. On October 1, 1992, the name of the Trust was changed from "The SBK Select Series" to "Signet Select Funds." On August 15, 1994, the name of the Trust was changed from "Signet Select Funds" to "The Medalist Funds." On February 15, 1995, the name of the Trust was changed from "The Medalist Funds" to "The Virtus Funds."

With the exception of The Tax-Free Money Market Fund and The Style Manager Fund, which offer a single class of shares, the Funds are offered in two classes, Investment Shares and Trust Shares. This Combined Statement of Additional Information relates only to the Investment Shares of those Funds offering classes and to shares of The Tax-Free Money Market Fund and The Style Manager Fund.

Investment Objective and Policies of the Funds
--------------------------------------------------------------------------------

The prospectus  discusses the objective of each Fund and the policies it employs
to  achieve  those  objectives.   The  following   discussion   supplements  the
description of the Funds' investment policies in the combined prospectus.

The Funds' respective investment objectives cannot be changed without approval of shareholders. The investment policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

Additional information about investment limitations, strategies that one or more Funds may employ, and certain investment policies mentioned below appear in the prospectus section "Portfolio Investments and Strategies."

The U.S. Government Securities Fund
--------------------------------------------------------------------------------

Types of Investments

The Fund invests primarily in securities which are guaranteed as to payment of principal and interest by the U.S. government or its instrumentalities.

      U.S. Government Obligations

         The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by: the full faith and credit of the U.S. Treasury; the issuer's right to borrow from the U.S. Treasury; the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or the credit of the agency or instrumentality issuing the obligations.

         Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are: the Farm Credit System; Federal Home Loan Banks; Farmers Home Administration; and Federal National Mortgage Association.

      Collateralized Mortgage Obligations (CMOs)

         Privately issued CMOs generally represent an ownership interest in federal agency mortgage pass-through securities such as those issued by the Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools.

         The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.

The Style Manager: Large Cap Fund and The Style Manager Fund
--------------------------------------------------------------------------------

The Funds invest primarily in corporate securities, including common stocks, preferred stocks, corporate bonds, notes, warrants and convertible securities.

      Convertible Securities

         Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.

         A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the investment adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise, the Fund may hold or trade convertible securities. In selecting convertible securities for a Fund, the Fund's adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, a Fund's adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

      Warrants

         Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

      Futures And Options Transactions

         As a means of reducing fluctuations in the net asset value of shares of a Fund, the Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts, buying put options on portfolio securities and listed put options on futures contracts, and writing call options on futures contracts. A Fund may also write covered call options on portfolio securities to attempt to increase its current income. The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position on financial futures contracts may be closed out only on an exchange which provides a secondary market from options of the same series.

      Financial Futures Contracts

         A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer, who agrees to take delivery of the security ("going long") at a certain time in the future. Financial futures contracts call for the delivery of shares of common stocks represented in a particular index.

      Put Options on Financial Futures Contracts

         A Fund may purchase listed put options on financial futures contracts. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

         Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.

         Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

      Call Options on Financial Futures Contracts

         In addition to purchasing put options on futures, a Fund may write listed call options on futures contracts to hedge its portfolio. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As stock prices fall, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.

         In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's fixed income or indexed portfolio which is occurring as interest rates rise.

         Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the decrease in value of the hedged securities.

         A Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

      "Margin" in Futures Transactions

         Unlike the purchase or sale of a security, a Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions.

         The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

      Purchasing Put Options on Portfolio Securities

         A Fund may purchase put options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

      Writing Covered Call Options On Portfolio Securities

         A Fund may also write covered call options to generate income. As writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration).

      Over-the-Counter Options

         A Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by the Fund and not traded on an exchange.

         Over-the-counter options are two party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

      U.S. Government Obligations

         The types of U.S. government obligations in which the Fund may invest are those set forth under "The U.S. Government Securities Fund-U.S. Government Obligations."

Commercial Paper

A Fund may invest in commercial paper rated at least A-1 by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 by Fitch Investors Service ("Fitch") and money market instruments (including commercial paper) which are unrated but of comparable quality, including Canadian Commercial Paper ("CCPs") and Europaper. In the case where commercial paper, CCPs or Europaper have received different ratings from different rating services, such commercial paper, CCPs or Europaper is an acceptable investment so long as at least one rating is one of the preceding high quality ratings and provided the investment adviser has determined that such investment presents minimal credit risks.

Bank Instruments

A Fund may invest in the instruments of banks and savings associations whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC"), or the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. These instruments are not necessarily guaranteed by those organizations.

In addition to domestic bank obligations such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, the Fund may invest in:

         o Eurodollar Certificates of Deposit ("ECDs") issued by foreign branches of U.S. or foreign banks;

         o Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks;

         o Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and

         o Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.

The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund
--------------------------------------------------------------------------------

Acceptable Investments

The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund pursue their investment objectives by investing in professionally managed portfolios of securities at least 65% of which are comprised of Virginia (in the case of The Virginia Municipal Bond Fund) or Maryland (in the case of The Maryland Municipal Bond Fund) municipal securities. The Funds will invest their assets so that, under normal circumstances, at least 80% of their annual interest income is exempt from federal regular and Virginia (in the case of The Virginia Municipal Bond Fund) or Maryland (in the case of The Maryland Municipal Bond Fund) state income taxes or that at least 80% of their total assets are invested in obligations, the interest income from which is exempt from federal regular and Virginia (in the case of The Virginia Municipal Bond Fund) or Maryland (in the case of The Maryland Municipal Bond Fund) state income taxes.

      Characteristics

         The municipal securities in which the Funds invest have the characteristics set forth in the prospectus. An unrated municipal security will be determined by a Fund's adviser to meet the quality standards established by the Fund's Board of Trustees if it is of comparable quality to the rated municipal securities which the Fund purchases. The Trustees consider the creditworthiness of the issuer of a municipal security, the issuer of a participation interest if the Fund has the right to demand payment from the issuer of the interest or the guarantor of payment by either of those issuers.

         If Moody's or S&P's ratings change because of changes in those organizations or in their rating systems, a Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.

Types of Acceptable Investments

Examples of Virginia and Maryland municipal securities are:

         o  municipal notes and tax-exempt commercial paper;

         o  serial bonds sold with a series of maturity dates;

         o tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date;

         o bond anticipation notes sold in anticipation of the issuance of longer-term bonds in the future;

         o revenue anticipation notes sold in expectation of receipt of federal income available under the Federal Revenue Sharing Program;

         o prerefunded municipal bonds refundable at a later date (payment of principal and interest on prerefunded bonds is assured through the first call date by the deposit in escrow of U.S. government securities); or

         o general obligation bonds secured by a municipality's pledge of taxation.

The Treasury Money Market Fund
--------------------------------------------------------------------------------

Types of Investments

The Fund invests only in short-term U.S. Treasury obligations. Short-term U.S. Treasury obligations as used herein refers to evidences of indebtedness issued by the United States, or issued by an agency or instrumentality thereof, and fully guaranteed as to principal and interest by the United States, maturing in 397 days or less from the date of acquisition unless they are purchased under a repurchase agreement that provides for repurchase by the seller within one year from the date of acquisition.
The Fund may also retain Fund assets in cash.

The Money Market Fund
--------------------------------------------------------------------------------

Types of Investments

The Fund invests primarily in money market instruments maturing in 397 days or less and which include, but are not limited to, commercial paper and demand master notes, domestic and foreign bank instruments, U.S. government obligations, and corporate debt obligations.

      Bank Instruments

         The types of bank instruments in which the Fund invests are those set forth under "The Style Manager: Large Cap Fund-Bank Instruments."

      U.S. Government Obligations

         The types of U.S. government obligations in which the Fund may invest are those set forth under "The U.S. Government Securities Fund-U.S. Government Obligations."

The Tax-Free Money Market Fund
--------------------------------------------------------------------------------

The Fund invests in a portfolio of municipal securities maturing in 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal income tax (including alternative minimum tax). The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

Portfolio Investments and Strategies
--------------------------------------------------------------------------------

Repurchase Agreements

The Funds or their custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of a Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of a Fund and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the adviser to be creditworthy pursuant to guidelines established by the Trustees.

Reverse Repurchase Agreements

The Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.

When-Issued and Delayed Delivery Transactions

These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on a Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Funds may engage in these transactions to an extent that would cause the segregation of an amount up to 20% of the total value of their assets. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their respective assets.

Lending of Portfolio Securities

The  collateral  received when The U.S.  Government  Securities  Fund, The Style
Manager: Large Cap Fund, The Style Manager Fund, and The Money Market Fund lend portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the particular Fund. During the time portfolio securities are on loan, the borrower pays a Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The U.S. Government Securities Fund and The Style Manager: Large Cap Fund do not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

Restricted and Illiquid Securities

The Funds may invest in restricted securities. Restricted securities are any securities in which a Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. However, The U.S. Government Securities Fund, The Style
Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund will limit investments in illiquid securities, including certain restricted securities determined by the Trustees not to be liquid, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets. In the case of The Virginia Municpal Bond Fund and The Maryland Municipal Bond Fund, illiquid securities will include participation interests and variable rate municipal securities without a demand feature or with a demand feature of longer than seven days and which the adviser believes cannot be sold within seven days. The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund will limit investments in illiquid securities, including certain securities determined by the Trustees not to be liquid, and repurchase agreements providing for settlement in more than seven days after notice, and in the case of The Money Market Fund, specifically including non-negotiable fixed income time deposits with maturities over seven days, to 10% of their net assets.

The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, and The Money Market Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Funds believe that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Board of Trustees are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by a Fund's investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Funds intend to not subject such paper to the limitation applicable to restricted securities.

Participation Interests

The financial institutions from which The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund purchase participation interests frequently provide or secure from other financial institutions irrevocable letters of credit or guarantees and give a Fund the right to demand payment on specified notice (normally within thirty days for The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund and seven days for The Tax-Free Money Market Fund) from the issuer of the letter of credit or guarantee. These financial institutions may charge certain fees in connection with their repurchase commitments, including a fee equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the participation interests were purchased by a Fund. By purchasing participation interests, a Fund is buying a security meeting the maturity and quality requirements of a Fund and is also receiving the tax-free benefits of the underlying securities.

In the acquisition of participation interests, a Fund's investment adviser will consider the following quality factors:

         o the quality of the underlying municipal security (of which a Fund takes possession);

         o  the quality of the issuer of the participation interest; and

         o a guarantee or letter of credit from a high-quality financial institution supporting the participation interest.

Variable Rate Municipal Securities

The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund invest in variable municipal securities. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations.

Many municipal securities with variable interest rates purchased by the The Tax-Free Money Market Fund are subject to repayment of principal (usually within seven days) on the The Tax-Free Money Market Fund's demand. For purposes of determining the Fund's average maturity, the maturities of these variable rate demand municipal securities (including participation interests) are the longer of the periods remaining until the next readjustment of their interest rates or the periods remaining until their principal amounts can be recovered by exercising the right to demand payment. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests or a guarantor of either issuer.

Municipal Leases

The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment.

In determining the liquidity of municipal lease securities, the adviser, under the authority delegated by the Board of Trustees, will base its determination on the following factors: (a) whether the lease can be terminated by the lessee;
(b) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (c) the lessee's general credit strength (e.g., its debts, administrative, economic and financial characteristics, and prospects);
(d) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"); and (e) any credit enhancement of legal recourse provided upon an event of nonappropriation or other termination of the lease.

Temporary Investments

The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund and The Tax-Free Money Market Fund may also invest in temporary investments during times of unusual market conditions for defensive purposes and to maintain liquidity.

From time to time, such as when suitable securities are not available to the respective Fund, a Fund may invest a portion of its assets in cash. Any portion of a Fund's assets maintained in cash will reduce the amount of assets in securities held in the respective Fund, and could thereby reduce a Fund's yield.

Adjustable Rate Mortgage Securities

The U.S. Government Securities Fund invests in adjustable rate mortgage securities ("ARMS"). Not unlike other U.S. government securities, the market value of ARMS will generally vary inversely with changes in market interest rates. Thus, the market value of ARMS generally declines when interest rates rise and generally rises when interest rates decline.

While ARMS generally entail less risk of a decline during periods of rapidly rising rates, ARMS may also have less potential for capital appreciation than other similar investments (e.g. investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if ARMS are purchased at a premium, mortgage foreclosures and unscheduled principal payment may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if ARMS are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

Portfolio Turnover

The Funds will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve a Fund's investment objective. The Style Manager: Large Cap Fund and The Style Manager Fund may experience greater portfolio turnover than would be expected with a portfolio of higher-rated securities. A high portfolio turnover will result in increased transaction costs to the Fund. For the fiscal years ended September 30, 1997 and 1996, the portfolio turnover rates were 80% and 118%, respectively, for The U.S. Government Securities Fund; 56% and 151%, respectively, for The Style Manager: Large Cap Fund; 19% and 129%, respectively, for The Virginia Municipal Bond Fund; 13% and 138%, respectively, for The Maryland Municipal Bond Fund; and 94% and 112%, respectively, for The Style Manager Fund.

Investment Limitations
--------------------------------------------------------------------------------

      Issuing Senior Securities and Borrowing Money

         The Funds will not issue senior securities except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amount borrowed. The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. A Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. With respect to The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, The Treasury Money Market Fund, and The Money Market Fund, during the period any reverse repurchase agreements are outstanding, the Funds will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.

      Selling Short and Buying on Margin

         The Funds will not purchase any securities on margin but they may obtain such short-term credits as may be necessary for clearance of transactions. With respect to The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, and The Style Manager Fund, the deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin. The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund may not sell any securities short.

      Pledging Assets

         The Funds will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In these cases the Funds, except The Tax-Free Money Market Fund, may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of a Fund at the time of the pledge. Margin deposits for the purchase and sale of financial futures contracts and related options are not deemed to be a pledge.

      Lending Cash or Securities

         The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Treasury Money Market Fund and The Money Market Fund, will not lend any of their assets, except portfolio securities up to one-third of the value of their total assets. This shall not prevent a Fund from purchasing or holding bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objective, policies, and limitations or the Trust's Declaration of Trust.

         The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund will not lend any of their assets, except that they may acquire publicly or nonpublicly issued municipal securities or temporary investments or enter into repurchase agreements as permitted by a Fund's investment objective, policies, limitations and Declaration of Trust.

         The Tax-Free Money Market Fund will not lend any of its assets except that it may purchase or hold portfolio securities permitted by its investment objective, policies and limitations, or Declaration of Trust.

      Investing in Restricted Securities

         Except for The Tax-Free Money Market Fund, the Funds will not invest more than 10% of their net assets in securities subject to restrictions on resale under the Securities Act of 1933 (except certain restricted securities which meet the criteria for liquidity as established by the Board of Trustees. With respect to The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund and The Money Market Fund, this exception specifically extends to commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Board of Trustees).

         The Tax-Free Money Market Fund will not invest more than 10% of its total assets in securities subject to restrictions on resale under federal securities law, except for restricted securities determined to be liquid under criteria established by the Trustees.

      Investing in Commodities

         The Funds will not purchase or sell commodities, commodity contracts or commodity futures contracts except for financial futures contracts in the case of The Style Manager: Large Cap Fund and The Style Manager Fund.

      Investing in Real Estate

         The Funds will not purchase or sell real estate, including limited partnership interests with respect to The Style Manager Fund, although The U.S. Government Securities Fund, The Style Manager: Large Cap Fund and The Style Manager Fund may invest in securities secured by real estate or interests in real estate or issued by companies, including real estate investment trusts, which invest in real estate or interests therein. The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, The Money Market Fund, and The Tax-Free Money Market Fund may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

      Diversification of Investments

         With respect to 75% of the value of its total assets, The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The
         Style  Manager  Fund  and The  Money  Market  Fund  will  not  purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. The U.S. Government Fund and The Style Manager: Large Cap Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

      Concentration of Investments

         The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund and The Money Market Fund will not invest 25% or more of the value of their total assets in any one industry. With respect to The Money Market Fund, investing in bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations, or instruments secured by these money market instruments, such as repurchase agreements for U.S. government obligations, shall not be considered investments in any one industry.

         The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest on which is paid from revenues of similar types of projects. However, these Funds may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

         The Tax-Free Money Market Fund will not invest 25% or more of the value of its total assets in any one industry, except that it may invest more than 25% of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and industrial development bonds as long as they are not from the same facility or similar types of facilities. The Tax-Free Money Market Fund does not intend to purchase securities that would increase the percentage of its assets invested in the securities of governmental subdivisions located in any one state, territory, or U.S. possession to 25% or more.

      Underwriting

         The Funds will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

The above limitations cannot be changed with respect to a Fund without approval of a majority of that Fund's Shares. The following limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

      Investing in Illiquid Securities

         The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund, and The Maryland Municipal Bond Fund will not invest more than 15% of the value of their net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, and certain restricted securities determined by the Trustees not to be liquid; and, in the case of The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, specifically including participation interests and variable rate municipal securities without a demand feature or with a demand feature of longer than seven days and which the adviser believes cannot be sold within seven days. The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund will not invest more than 10% of the value of their net assets in illiquid securities, including repurchase agreements providing for settlement more than seven days after notice and certain securities determined by the Trustees not to be liquid; and, in the case of The Money Market Fund, specifically including non-negotiable fixed income time deposits with maturities over seven days.

      Investing in Securities of Other Investment Companies

         The Funds will limit their respective investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of total assets in any one investment company, or invest more than 10% of total assets in investment companies in general , unless permitted to do so by order of the SEC. The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Treasury Money Market Fund and The Money Market Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. With respect to The Treasury Money Market Fund and The Money Market Fund, the Funds will limit their investments and the securities of other investment companies to those of The Money Market Funds having investment objectives and policies similar to their own. The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund will invest in other investment companies primarily for the purposes of investing short-term cash which has not yet been invested in other portfolio instruments. The adviser will waive its investment advisory fee on assets invested in securities of open-end investment companies.

      Purchasing Securities to Exercise Control

         A Fund will not purchase securities of a company for the purpose of exercising control or management.

      Selling Short

         Neither The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, nor The Style Manager Fund will sell securities short unless
         (1) it owns, or has a right to acquire, an equal amount of such securities, or (2) it has segregated an amount of its other assets equal to the lesser of the market value of the securities sold short or the amount required to acquire such securities. The segregated amount will not exceed 10% of The U.S. Government Securities Fund's nor The Style Manager: Large Cap Fund's net assets.

         With respect to The Style Manager Fund, the segregated amount will not exceed 5% of the Fund's net assets. The dollar amount of short sales at any one time shall not exceed 5% of the Fund's net assets and the value of securities of any one issuer in which the Fund is short may not exceed the lesser of 2% of the value of the Fund's net assets or 2% of the securities of any class of any issuer.

         While in a short position, the Fund will retain the securities, rights or segregated assets.

Except with respect to the Funds' policy of borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The U.S. Government Securities Fund, The Style Manager: Large Cap Fund and The Style Manager Fund have no present intent to borrow money, pledge securities, sell securities short, or invest in restricted or illiquid securities in excess of 5% of the value of their respective net assets in the coming fiscal year.

The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund have no present intent to issue senior securities or borrow money, pledge securities, invest in restricted or illiquid securities, sell securities short, or engage in when-issued and delayed delivery transactions in excess of 5% of the value of its net assets during the fiscal period.

The Treasury Money Market Fund and The Money Market Fund do not expect to issue senior securities or borrow money, pledge securities, sell securities short, engage in when-issued and delayed delivery transactions or reverse repurchase agreements, for The Money Market Fund only, in excess of 5% of the value of their net assets during the coming fiscal year.

The Tax-Free Money Market Fund does not intend to borrow money, sell securities short, or pledge securities in excess of 5% of the value of its net assets during the coming fiscal year.

Virtus Funds Management
--------------------------------------------------------------------------------

Officers and Trustees are listed with their addresses, birthdates, present positions with Virtus Funds, and principal occupations.


--------------------------------------------------------------------------------
John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.


--------------------------------------------------------------------------------
Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.


--------------------------------------------------------------------------------
John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


--------------------------------------------------------------------------------

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


--------------------------------------------------------------------------------
James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


--------------------------------------------------------------------------------
Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


--------------------------------------------------------------------------------
Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


--------------------------------------------------------------------------------
Edward C. Gonzales *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

President, Treasurer and Trustee

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


--------------------------------------------------------------------------------

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

Consultant;   Former  State   Representative,   Commonwealth  of  Massachusetts;
formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


--------------------------------------------------------------------------------
John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.


--------------------------------------------------------------------------------
Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.


--------------------------------------------------------------------------------
Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

Public relations/Marketing/Conference Planning; Director or Trustee of the Funds


--------------------------------------------------------------------------------

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


--------------------------------------------------------------------------------
John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President and Secretary

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


--------------------------------------------------------------------------------
Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

Vice President

Executive  Vice  President  and  Trustee,  Federated  Investors;   Chairman  and
Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


--------------------------------------------------------------------------------
Joseph S. Machi
Federated Investors Tower
Pittsburgh, PA

Birthdate:  May 22, 1962

Vice President and Assistant Treasurer

Vice President and Assistant Treasurer of some of the Funds.


--------------------------------------------------------------------------------
         * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

         @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash
Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.

Fund Ownership

Officers and Trustees own less than 1% of the outstanding shares of each Fund.

As of October 31, 1997, the following shareholders of record owned 5% or more of the outstanding shares of the Funds: Stephens Inc., Little Rock, AR, for the exclusive benefit of their customers owned approximately 4,204,370 (40.26%) of the Investment Shares of U.S. Government Securities Fund; 1,208,630 (24.63%) of the Investment Shares of The Style Manager: Large Cap Fund; 1,742,805 (34.81%) of the Shares of The Style Manager Fund; 1,758,994 (33.10%) of the Investment Shares of The Virginia Municipal Bond Fund; 629,671 (25.07%) of the Investment Shares of The Maryland Municipal Bond Fund; 18,064,663 (15.34%) of the Investment Shares of Treasury Money Market Fund; 21,024,493 (27.80%) of the Investment Shares of Money Market Fund; and 3,716,118 (6.60%) of the Shares of The Tax-Free Money Market Fund. As of October 31, 1997, Bova & Co., Richmond, VA, acting in various capacities for numerous accounts, owned approximately 5,165,113 (100%) of the Trust Shares of The U.S. Government Securities Fund; 1,613,118 (99%) of the Trust Shares of The Style Manager: Large Cap Fund; 1,693,162 (33.82%) of the Shares of The Style Manager Fund; 1,802,105 (99.78%)
of the Trust Shares of The Virginia Municipal Bond Fund; 434,681 (100%) of the Trust Shares of The Maryland Municipal Bond Fund; 206,814,801 (99.92%) of the Trust Shares of Treasury Money Market Fund; 177,645,283 (96.43%) of the Trust Shares of The Money Market Fund; and 42,583,759 (75.60%) of the Shares of The Tax-Free Money Market Fund.

Officers and Trustees Compensation

---------------------------------------------------------------------------------------------------
NAME ,                                  AGGREGATE                      TOTAL COMPENSATION
POSITION WITH                           COMPENSATION FROM              PAID TO TRUSTEES FROM
TRUST                                   TRUST+                         TRUST AND FUND COMPLEX

---------------------------------------------------------------------------------------------------
John F. Donahue,                            $0                             $-0- for the Trust and
Chairman and Trustee                                                       2 investment companies
Thomas G. Bigley                            $2,001                         $3,217 for the Trust and
Trustee                                                                    2 investment companies
John T. Conroy, Jr.,                        $2,198                         $3,538 for the Trust and
Trustee                                                                    2 investment companies
William J. Copeland,                        $2,198                         $3,538 for the Trust and
Trustee                                                                    2 investment companies
James E. Dowd                               $2,198                         $3,538 for the Trust and
Trustee                                                                    2 investment companies
Lawrence D. Ellis, M.D.,                    $2,001                         $3,217 for the Trust and
Trustee                                                                    2 investment companies
Edward L. Flaherty, Jr.,                    $2,198                         $3,538 for the Trust and
Trustee                                                                    2 investment companies
Edward C. Gonzales,                         $0                             $-0- for the Trust and
President, Treasurer and Trustee                                           2 investment companies
Peter E. Madden,                            $2,001                         $3,217 for the Trust and
Trustee                                                                    2 investment companies
Wesley W. Posvar,                           $2,001                         $3,217 for the Trust and
Trustee                                                                    2 investment companies
Marjorie P. Smuts,                          $2,001                         $3,217 for the Trust and
Trustee                                                                    2 investment companies


+The aggregate compensation is provided for the Trust which is comprised of eight portfolios.

Trustee Liability

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Investment Advisory Services
--------------------------------------------------------------------------------

Adviser to the Trust

The Trust's investment adviser is Virtus Capital Management, Inc., a wholly-owned subsidiary of Signet Banking Corporation. Because of the internal controls maintained by Signet Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Signet Bank's or its affiliates' lending relationships with an issuer.

The adviser shall not be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Advisory Fees

For its advisory services, Virtus Capital Management, Inc. receives an annual investment advisory fee as described in the prospectus. During the fiscal years ended September 30, 1997, 1996, and 1995, the adviser earned fees from: The U.S. Government Securities Fund of $1,325,841, $1,612,364, and $1,581,364,
respectively, of which $37,709, $276,121, and $589,885, respectively, were voluntarily waived; The Style Manager: Large Cap Fund of $749,609, $704,007, and $678,512, respectively, of which $0, $0, and $189,983, respectively, were voluntarily waived; The Virginia Municipal Bond Fund of $650,276, $762,051, and $775,247, respectively, of which $0, $20,993, and $227,301, respectively, were voluntarily waived; The Maryland Municipal Bond Fund of $273,851, $315,941, and $316,194, respectively, of which $0, $106,102, and $187,476, respectively, were voluntarily waived; The Treasury Money Market Fund of $1,897,464, $1,721,497, and $2,347,424, respectively, of which $46,840, $209,248, and $469,485, respectively, were voluntarily waived; The Money Market Fund of $1,250,019, $1,249,811, and $868,490, respectively, of which $57,472, $299,129, and
$336,697, respectively, were voluntarily waived; and The Tax Free Money Market Fund of $302,027, $462,900 and $262,792, respectively, of which $94,455,
$184,473, and $262,792, respectively, were voluntarily waived. During the fiscal years ended September 30, 1997, 1996 and for the period from March 7, 1995 (date of initial public investment) to September 30, 1996, the adviser earned fees from The Style Manager Fund of $830,673, $657,611 and $374,393, respectively, of which $326,846, $290,966 and $374,393, respectively, were voluntarily waived.

Sub-Adviser to The Style Manager: Large Cap Fund and The Style Manager Fund

Trend Capital Management, Inc. is the sub-adviser to The Style Manager: Large Cap Fund and The Style Manager Fund.

Sub-Advisory Fees

For its sub-advisory services, the Sub-Adviser receives an annual sub-advisory fee as described in the prospectus. For the fiscal years ended September 30, 1997, 1996, and 1995, the sub-adviser earned fees from The Style Manager; Large Cap Fund of $144,886, $0, and $0, respectively, of which $0, $0, and $0, respectively, were voluntarily waived. For the fiscal years ended September 30, 1997, 1996, and for the period from March 7, 1995 (date of initial public investment) to September 30, 1995, the sub-adviser earned fees from The Style Manager Fund of $74,119, $0, and $0, respectively, of which $0, $0, and $0, respectively, were voluntarily waived.

Other Services
--------------------------------------------------------------------------------

Administrative Services

Federated Administrative Services, which is a subsidiary of Federated Investors, provides administrative personnel and services to the Funds for the fees set forth in the prospectus. For the fiscal years ended September 30, 1997, 1996, and 1995, the Funds incurred administrative services fees as follows: The U.S. Government Securities Fund incurred $172,113, $211,649, and $226,246, respectively, none of which was voluntarily waived; The Style Manager: Large Cap Fund incurred $97,360, $92,298, and $97,229, respectively, none of which was voluntarily waived; The Virginia Municipal Bond Fund incurred $84,421, $100,059, and $110,908, respectively, none of which was voluntarily waived; The Maryland Municipal Bond Fund incurred $75,000, $67,667, and $45,246, respectively, none of which was voluntarily waived; The Treasury Money Market Fund incurred
$369,581, $336,951, and $500,283, respectively, none of which was voluntarily waived; The Money Market Fund incurred $243,450, $254,134, and $185,586, respectively, none of which was voluntarily waived; and The Tax-Free Money Market Fund incurred $75,171, $95,363, and $58,355, respectively, none of which was voluntarily waived. For the fiscal years ended September 30, 1997, 1996 and for the period from March 7, 1995 (date of initial public investment) to September 30, 1995, The Style Manager Fund incurred $75,125, $93,863 and $85,069, respectively, in administrative services fees, none of which was voluntarily waived.

Custodian

Signet Trust Company, Richmond, Virginia, is custodian for the securities and cash of the Funds. Under the Custodian Agreement, Signet Trust Company holds the Funds' portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.

Transfer Agent

Federated Shareholder Services Company, Boston, Massachusetts, is transfer agent for the Shares of the Funds and dividend disbursing agent for the Funds.

Independent Auditors

The independent auditors for the Funds are Deloitte & Touche LLP, Pittsburgh, Pennsylvania.

Brokerage Transactions
--------------------------------------------------------------------------------

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Board of Trustees.

The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the adviser and may include:

         o  advice as to the advisability of investing in securities;

         o  security analysis and reports;

         o  economic studies;

         o  industry studies;

         o  receipt of quotations for portfolio evaluations; and

         o  similar services.

The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers may be used by the adviser in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.

For the fiscal years ended September 30, 1997, 1996 and 1995, The Style Manager:
Large Cap Fund paid $140,842, $403,888 and $562,493, respectively, in commissions on brokerage transactions. For the fiscal years ended September 30, 1997, 1996 and for the period from March 7, 1995 (date of initial public investment) to September 30, 1995, The Style Manager Fund paid $215,622, $311,323, and $0, respectively, in commissions on brokerage transactions.

Purchasing Shares
--------------------------------------------------------------------------------

Shares of the Funds are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing Shares of the Funds is explained in the prospectus under "Investing in Shares."

Distribution Plan

The Trust has adopted a Plan for Investment Shares of the The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, The Treasury Money Market Fund and The Money Market Fund and Shares of The Style Manager Fund and The Tax-Free Money Market Fund pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. The Plan provides that the Funds' distributor, Federated Securities Corp., shall act as the distributor of Shares, and it permits the payment of fees to brokers and dealers for distribution and administrative services and to administrators for administrative services. The Plan is designed to (i) stimulate brokers and dealers to provide distribution and administrative support services to the Funds and their holders of Shares and (ii) stimulate administrators to render administrative support services to the Funds and their holders of Shares. These services are to be provided by a representative who has knowledge of the holder of Shares' particular circumstances and goals, and include, but are not limited to: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Funds; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Trust reasonably requests.

Other benefits which the Funds hope to achieve through the Plan include, but are not limited to the following: (1) an efficient and effective administrative system; (2) a more efficient use of assets of holders of Shares by having them rapidly invested in the Funds with a minimum of delay and administrative detail; and (3) an efficient and reliable records system for holders of Shares and
prompt  responses  to  shareholder   requests  and  inquiries  concerning  their
accounts.

By adopting the Plan, the Board of Trustees expects that the Funds will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Funds in seeking to achieve their respective investment objectives. By identifying potential investors in Shares whose needs are served by a particular Fund's objective, and properly servicing these accounts, the Funds may be able to curb sharp fluctuations in rates of redemptions and sales.

For the fiscal years ended September 30, 1997, 1996, and 1995, the Funds paid fees to brokers and administrators (financial institutions) pursuant to the Plan as follows: The U.S. Government Securities Fund $279,386, $297,511, and $268,621, respectively; The Style Manager: Large Cap Fund $175,775, $128,090, and $80,046, respectively; The Virginia Municipal Bond Fund, $158,225, $174,114, and $174,523, respectively; The Maryland Municipal Bond Fund, $73,620, $82,278, and $80,136, respectively; The Treasury Money Market Fund, $331,053, $270,001, and $80,097, respectively; and The Money Market Fund, $206,038, $198,913, and $79,316, respectively. For the fiscal years ended September 30, 1997, 1996 and 1995, the Tax-Free Money Market Fund paid no fees pursuant to the Plan. For the fiscal years ended September 30, 1997, 1996 and for the period from March 7, 1995 (date of initial public investment) to September 30, 1995, The Style Manager Fund paid no fees pursuant to the Plan.

Conversion to Federal Funds

It is the policy of The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Federated Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds.

Determining Net Asset Value
--------------------------------------------------------------------------------

Net asset values of The U.S.  Government  Securities  Fund,  The Style  Manager:
Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund generally change each day. The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund attempt to stabilize the value of their Shares at $1.00. The days on which the net asset value is calculated by these Funds are described in the prospectus.

Determining Market Value of Securities

The market value of The U.S. Government Securities Fund's portfolio securities is determined as follows:

         o according to the mean between the over-the-counter bid and asked prices provided by an independent pricing service, if available, or at fair value as determined in good faith by the Fund's Board of Trustees; or

         o for short-term obligations with remaining maturities of 60 days or less at the time of purchase at amortized cost unless the Board of Trustees determines that particular circumstances of the security indicate otherwise.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The market value of portfolio securities of The Style Manager: Large Cap Fund and The Style Manager Fund is determined as follows:

         o for equity securities, according to the last sale price on a national securities exchange, if available;

         o in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

         o  for unlisted equity securities, the latest bid prices;

         o for bonds and other fixed income securities, as determined by an independent pricing service;

         o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or for short-term obligations with remaining maturities of 60 days or less at the time of purchase at amortized cost; or

         o for all other securities, at fair value as determined in good faith by the Board of Trustees.

The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, and The Style Manager Fund will value futures contracts, options, and put options on futures and at their market values established by the exchanges at the close of option trading on such exchanges unless the Board of Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value. Over-the-counter put options will be valued at the mean between the bid and the asked prices.

Use of the Amortized Cost Method

With respect to The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, the Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

A Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment
Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and a Fund's investment objective.

Under the Rule, a Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles a Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding one year on no more than 30 days' notice. A standby commitment entitles a Fund to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

The Funds acquire instruments subject to demand features and standby commitments to enhance the instrument's liquidity. The Funds treat demand features and standby commitments as a part of the underlying instruments, because the Funds do not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although the Rule defines demand features and standby commitments as "puts", the Fund does not consider them to be separate investments for purposes of its investment policies.

      Monitoring Procedures

         The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than .50% between the two. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

      Investment Restrictions

         The Rule requires that a Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not rated, the Trustees must determine that they are of comparable quality. The Rule also requires a Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per Share. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by a Fund.

         Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, a Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

A Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.

In periods of declining interest rates, the indicated daily yield on Shares, computed by dividing the annualized daily income on a Fund's portfolio by the net asset value computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

In periods of rising interest rates, the indicated daily yield on Shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

Valuing Municipal Securities

With respect to The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund, the Board of Trustees uses an independent pricing service to value municipal securities. The independent pricing service takes into consideration: yield; stability; risk; quality; coupon rate; maturity; type of issue; trading characteristics; special circumstances of a security or trading market; and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities and does not rely exclusively on quoted prices.

Use of Amortized Cost

With respect to The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, the Board of Trustees has decided that the fair value of debt securities purchased by a Fund with remaining maturities of 60 days or less at the time of purchase shall be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee continually assesses this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.

Redeeming Shares
--------------------------------------------------------------------------------

Each Fund redeems Shares at the next computed net asset value after a Fund receives the redemption request, less a contingent deferred sales charge, if applicable. Redemption procedures are explained in the prospectus under "Redeeming Investment Shares."

Redemption in Kind

Although the Trust intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from a Fund's portfolio.

Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Board of Trustees determine to be fair and equitable.

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which a Fund is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of any class' net asset value during any 90-day period. Although a Fund reserves the right to redeem Shares in kind, it will activate this right only after providing 60 days' notice to shareholders.

Massachusetts Partnership Law
--------------------------------------------------------------------------------

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for obligations of the Trust, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

Tax Status
--------------------------------------------------------------------------------

The Funds' Tax Status

The Funds will pay no federal income tax because they expect to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Fund must, among other requirements:

         o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

         o  invest in securities within certain statutory limits; and

         o distribute to its shareholders at least 90% of its net income earned during the year.

Shareholders' Tax Status

With respect to The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Treasury Money Market Fund and The Money Market Fund, shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by a Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

With respect to The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund, no portion of any income dividend paid by a Fund is eligible for the dividends received deduction available to corporations.

      Capital Gains

         Capital gains experienced by The Treasury Money Market Fund and The Money Market Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, these Funds realize net long-term capital gains, such net long-term capital gains will be distributed at least once every 12 months.

With respect to The U.S. Government Securities Fund, The Style Manager: Large Cap Fund and The Style Manager Fund, long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held Shares.

With respect to The Maryland Municipal Bond Fund, The Virginia Municipal Bond Fund, and The Tax-Free Money Market Fund, capital gains or losses may be realized by a Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of:

         o  the availability of higher relative yields;

         o  differentials in market values;

         o  new investment opportunities;

         o  changes in creditworthiness of an issuer; or

         o  an attempt to preserve gains or limit losses.

Distribution of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned the Shares.

Total Return
--------------------------------------------------------------------------------

The average annual total returns for Investment Shares and Trust Shares of The U.S. Government Securities Fund for the one-year and five-year periods ended September 30, 1997 and for the period from October 16, 1990 (date of initial public investment) to September 30, 1997 were 4.75%, 4.70%, 7.10% and 7.16%, 4.93%, 7.27%, respectively.

The average annual total returns for Investment Shares and Trust Shares of The Style Manager: Large Cap Fund for the one-year and five-year periods ended September 30, 1997 and for the period from October 16, 1990 (date of initial public investment) to September 30, 1997 were 37.02%, 13.84%, 14.03% and 37.37%,
14.09%, 14.21%, respectively.

The average annual total returns for The Style Manager Fund for the one-year period ended September 30, 1997 and for the period from March 7, 1995 (date of initial public investment) to September 30, 1997 were 41.85% and 28.04%, respectively.

The average annual total returns for Investment Shares and Trust Shares of The Virginia Municipal Bond Fund for the one-year and five-year periods ended September 30, 1997 and for the period from October 16, 1990 (date of initial public investment) to September 30, 1997 were 7.74%, 5.73%, 6.45% and 8.00%, 5.96%, 6.62%, respectively.

The average annual total returns for Investment Shares and Trust Shares of The Maryland Municipal Bond Fund for the one-year and five-year periods ended September 30, 1997 and for the period from October 16, 1990 (date of initial public investment) to September 30, 1997 were 6.92%, 5.33%, 6.01% and 7.19%, 5.56%, 6.18%, respectively.

The average annual total returns for Investment Shares and Trust Shares of The Treasury Money Market Fund for the one-year and five-year periods ended September 30, 1997 and for the period from October 16, 1990 (date of initial public investment) to September 30, 1997 were 4.58%, 3.93%, 4.18% and 4.84%, 4.15%, 4.34%, respectively.

The average annual total returns for Investment Shares and Trust Shares of The Money Market Fund for the one-year and five-year periods ended September 30, 1997 and for the period from October 16, 1990 (date of initial public investment) to September 30, 1997 were 4.67%, 4.11%, 4.36% and 4.93%, 4.31%,
4.50%, respectively.

The average annual total returns for The Tax-Free Money Market Fund for the one-year period ended September 30, 1997 and for the period from July 27, 1994 (date of initial public investment) to September 30, 1997 were 2.83% and 3.09%, respectively.

The average annual total return for Shares of each Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number if shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly/quarterly reinvestment of all dividends and distributions.

Yield
--------------------------------------------------------------------------------

The yield for the seven-day period ended September 30, 1997 for The Treasury Money Market Fund and The Money Market Fund were 4.54% and 4.59%, respectively, for Investment Shares and 4.79% and 4.84%, respectively, for Trust Shares. The yield for the seven-day period ended September 30, 1997 for The Tax-Free Money Market Fund was 3.06%.

The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund's yield for the thirty-day period ended September 30, 1997 was 5.27%, 0.36%, 3.72% and 3.10% for Investment Shares and 5.52%, 0.61%, 3.97% and 3.35% for Trust Shares. The yield for the thirty-day period ended September 30, 1997 for The Style Manager Fund was 0.23%.

The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund calculate yield daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:

         o determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased Shares;

         o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

         o  multiplying the base period return by 365/7.

The yield for Shares of The U.S. Government  Securities Fund, The Style Manager:
Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the class of shares over a thirty-day period by the maximum offering price per share of the class of shares on the last day of the period. The yield of the Investment Shares of the Fund is determined each day by dividing the net investment income per share (as defined by the Securities and Exchange
Commission) earned by the class of shares over a thirty-day period by the maximum offering price per share of the class of shares on the last day of the period. This value is then annualized using semiannual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

With respect to The U.S. Government Securities Fund and The Style Manager: Large Cap Fund, the yield will be calculated separately for Investment Shares and Trust Shares. Because Investment Shares are subject to a 12b-1 fee, the net yield for Trust Shares for the same period will exceed that of Investment Shares.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund, the performance will be reduced for those shareholders paying those fees.

Effective Yield
--------------------------------------------------------------------------------

The effective yields for the seven-day period ended September 30, 1997 for The Treasury Money Market Fund and The Money Market Fund were 4.64% and 4.70%, respectively, for Investment Shares and 4.90% and 4.96%, respectively, for Trust Shares. The effective yield for the period ended September 30, 1997 for The Tax-Free Money Market Fund was 3.11%.

The effective yield of The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund is computed by compounding the unannualized base period return by:

         o  adding 1 to the base period return;

         o  raising the sum to the 365/7th power; and

         o  subtracting 1 from the result.

Tax-Equivalent Yield
--------------------------------------------------------------------------------

The tax-equivalent yield for both classes of shares for The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, and for The Tax-Free Money Market Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that either class would have had to earn to equal its actual yield, assuming a 28% tax rate and also assuming that income earned by the Fund is 100% tax-exempt.

The tax-equivalent yield for the Investment Shares for the thirty-day period ended September 30, 1997, was 5.17% for The Virginia Municipal Bond Fund and 4.31% for The Maryland Municipal Bond Fund. The tax-equivalent yield for the Trust Shares was 5.51% for The Virginia Municipal Bond Fund and 4.65% for The Maryland Municipal Bond Fund for the same period. The tax-equivalent yield for The Tax-Free Money Market Fund for the seven-day period ended September 30, 1997, was 4.25%.

      Tax-Equivalency Tables

         Both classes of shares may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal bonds in the Fund's portfolio generally remains free from federal regular income tax, and is often free from state and local taxes as well. As the tables below indicate, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.

                                                    TAXABLE YIELD EQUIVALENT FOR 1997
                                                         MULTISTATE MUNICIPAL FUNDS
---------------------------------------------------------------------------------------------------------------------------------
        FEDERAL INCOME TAX BRACKET:
                              15.00%        28.00%             31.00%               36.00%              39.60%


---------------------------------------------------------------------------------------------------------------------------------
        JOINT                   $1-      $41,201-           $99,601-             $151,751-             OVER
        RETURN              41,200        99,600             151,750              271,050            $271,050

        SINGLE                  $1-      $24,651-           $59,751-             $124,651-             OVER
        RETURN              24,650        59,750             124,650              271,050            $271,050


---------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
Yield                                       Taxable Yield Equivalent


---------------------------------------------------------------------------------------------------------------------------------
           1.00%            1.18%          1.39%             1.45%               1.56%               1.66%
           1.50%            1.76%          2.08%             2.17%               2.34%               2.48%
           2.00%            2.35%          2.78%             2.90%               3.13%               3.31%
           2.50%            2.94%          3.47%             3.62%               3.91%               4.14%
           3.00%            3.53%          4.17%             4.35%               4.69%               4.97%
           3.50%            4.12%          4.86%             5.07%               5.47%               5.79%
           4.00%            4.71%          5.56%             5.80%               6.25%               6.62%
           4.50%            5.29%          6.25%             6.52%               7.03%               7.45%
           5.00%            5.88%          6.94%             7.25%               7.81%               8.28%
           5.50%            6.47%          7.64%             7.97%               8.59%               9.11%
           6.00%            7.06%          8.33%             8.70%               9.38%               9.93%
           6.50%            7.65%          9.03%             9.42%              10.16%              10.76%
           7.00%            8.24%          9.72%            10.14%              10.94%              11.59%
           7.50%            8.82%         10.42%            10.87%              11.72%              12.42%
           8.00%            9.41%         11.11%            11.59%              12.50%              13.25%

         Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

         The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.

         * Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.

                                                    TAXABLE YIELD EQUIVALENT FOR 1997

                                      STATE OF VIRGINIA
---------------------------------------------------------------------------------------------------------------------------------
                 COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
                            20.75%        33.75%             36.75%               41.75%              45.35%


---------------------------------------------------------------------------------------------------------------------------------
        JOINT                   $1-      $41,201-           $99,601-             $151,751-             OVER
        RETURN              41,200        99,600             151,750              271,050            $271,050

        SINGLE                  $1-      $24,651-           $59,751-             $124,651-             OVER
        RETURN              24,650        59,750             124,650              271,050            $271,050


---------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
Yield                                       Taxable Yield Equivalent


---------------------------------------------------------------------------------------------------------------------------------
           1.50%            1.89%          2.26%             2.37%               2.58%               2.74%
           2.00%            2.52%          3.02%             3.16%               3.43%               3.66%
           2.50%            3.15%          3.77%             3.95%               4.29%               4.57%
           3.00%            3.79%          4.53%             4.74%               5.15%               5.49%
           3.50%            4.42%          5.28%             5.53%               6.01%               6.40%
           4.00%            5.05%          6.04%             6.32%               6.87%               7.32%
           4.50%            5.68%          6.79%             7.11%               7.73%               8.23%
           5.00%            6.31%          7.55%             7.91%               8.58%               9.15%
           5.50%            6.94%          8.30%             8.70%               9.44%              10.06%
           6.00%            7.57%          9.06%             9.49%              10.30%              10.98%

        Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                                                    TAXABLE YIELD EQUIVALENT FOR 1997
                                                            STATE OF MARYLAND
                                      INCLUDING LOCAL INCOME TAX
---------------------------------------------------------------------------------------------------------------------------------
                     COMBINED FEDERAL, STATE, AND COUNTY INCOME TAX BRACKET:
                            22.50%        35.50%             38.50%               43.50%              47.10%


---------------------------------------------------------------------------------------------------------------------------------
        JOINT                   $1-      $41,201-           $99,601-             $151,751-             OVER
        RETURN:             41,200        99,600             151,750              271,050            $271,050

        SINGLE                  $1-      $24,651-           $59,751-             $124,651-             OVER
        RETURN:             24,650        59,750             124,650              271,050            $271,050


---------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT
YIELD                                       TAXABLE YIELD EQUIVALENT


---------------------------------------------------------------------------------------------------------------------------------
           2.00%            2.58%          3.10%             3.25%               3.54%               3.78%
           2.50%            3.23%          3.88%             4.07%               4.42%               4.73%
           3.00%            3.87%          4.65%             4.88%               5.31%               5.67%
           3.50%            4.52%          5.43%             5.69%               6.19%               6.62%
           4.00%            5.16%          6.20%             6.50%               7.08%               7.56%
           4.50%            5.81%          6.98%             7.32%               7.96%               8.51%
           5.00%            6.45%          7.75%             8.13%               8.85%               9.45%
           5.50%            7.10%          8.53%             8.94%               9.73%              10.40%
           6.00%            7.74%          9.30%             9.76%              10.62%              11.34%
           6.50%            8.39%         10.08%            10.57%              11.50%              12.29%

         NOTE:  THE  MAXIMUM  MARGINAL  TAX RATE FOR  EACH  BRACKET  WAS USED IN
         CALCULATING THE TAXABLE YIELD EQUIVALENT. FURTHERMORE, ADDITIONAL STATE
         AND LOCAL TAXES PAID ON COMPARABLE TAXABLE INVESTMENTS WERE NOT USED TO
         INCREASE FEDERAL DEDUCTIONS. THE LOCAL INCOME TAX RATE IS ASSUMED TO BE
         50% OF THE STATE RATE FOR ALL COUNTIES EXCLUDING  ALLEGANY,  BALITMORE,
         MONTGOMERY,  PRINCE  GEORGE'S,  QUEEN  ANNE'S,  ST.  MARY'S,  SOMERSET,
         TALBOT, WICOMICO, AND WORCESTER.

Performance Comparisons
---------------------------------------------------------------------------------------------------------------------------------

Each Fund's performance of both classes of shares depends upon such variables as:

         o  portfolio quality;

         o  average portfolio maturity;

         o  type of instruments in which the portfolio is invested;

         o changes in interest rates on money market instruments, in the case of The Treasury Money Market Fund and The Money Market Fund, or changes in interest rates and market value of portfolio securities in the case of U.S. Government Income Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund and Maryland Municipal Bond Fund;

         o  changes in each Fund's or each class of Shares' expenses;

         o the relative amount of The Treasury Money Market Fund's and The Money Market Fund's cash flow; and

         o  various other factors.

In the case of The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, either class of shares' performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return. The Style Manager Fund and The Style Manger: Large Cap Fund may also from time to time provide information on, or use quotations from, studies of investment analysts dealing with the management of equity portfolios on the basis of "style" selection (i.e., value vs. growth) and stock "size" (i.e., large cap vs. small cap) and may also use historical data demonstrating the performance records of the value, growth, large cap and small cap components of the equity market, and combinations thereof.

From time to time, the Funds may provide information on certain markets or countries and specific equity securities and quote published editorial comments and/or information from newspapers, magazines, investment newsletters and other publications such as The Wall Street Journal, Money Magazine, Forbes, Barron's, USA Today and Mutual Fund Investors. We may also compare the historical returns on various investments, performance indexes of those investments or economic indicators. In addition, the Funds may reprint articles about the Funds and provide them to prospective shareholders. The Broker/Dealer may also make available economic, financial and investment reports to shareholders and prospective shareholders. In order to describe these reports, the Funds may include descriptive information on the reports in advertising literature sent to the public prior to the mailing of a prospectus. Performance information may be quoted numerically or may be represented in a table, graph, chart or other illustration. It should be noted that such performance ratings and comparison may be made with funds which may have different investment restrictions, objectives, policies or techniques than the Funds, and that such other funds or market indicators may be comprised of securities that differ significantly from the Funds' investments.

The financial publications and/or indices which the Funds use in advertising may include, but are not limited to:

The U.S. Government Securities Fund

         o MERRILL LYNCH COMPOSITE 1-5 YEAR TREASURY INDEX is comprised of approximately 66 issues of U.S. Treasury securities maturing between 1 and 4.99 years, with coupon rates of 4.25% or more. These total return figures are calculated for one, three, six, and twelve month periods and year-to-date and include the value of the bond plus income and any price appreciation or depreciation.

         o SALOMON BROTHERS 3-5 YEARS GOVERNMENT INDEX quotes total returns for U.S. Treasury issues (excluding flower bonds) which have maturities of three to five years. These total returns are year-to-date figures which are calculated each month following January 1.

         o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes income into account any change in net asset value over a specific period of time. From time to time, the Trust will quote its Lipper ranking in the U.S. Government funds category in advertising and sales literature.

         o MERRILL LYNCH 3-5 YEAR TREASURY INDEX is comprised of approximately 24 issues of intermediate-term U.S. government and U.S. Treasury securities with maturities between 3 and 4.99 years and coupon rates above 4.25%. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date.

         o MERRILL LYNCH 3-YEAR TREASURY YIELD CURVE INDEX is an unmanaged index comprised of the most recently issued 3-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date.

         o LEHMAN BROTHERS GOVERNMENT INTERMEDIATE INDEX is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and maturities of 1-10 years.

         o 3 YEAR TREASURY NOTES Source: Wall Street Journal, Bloomberg Financial Markets, and Telerate.

         o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

The Style Manager: Large Cap Fund and The Style Manager Fund

         o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "growth and income funds" category in advertising and sales literature.

         o DOW JONES INDUSTRIAL AVERAGE ("DJIA") represents share prices of selected blue-chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average price of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

         o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies, compares total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

         o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund

         o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "general municipal bond funds" category in advertising and sales literature.

         o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns.
            The maximum rating is five stars, and ratings are effective for two weeks.

The Treasury Money Market Fund

         o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "short-term U.S. government funds" category in advertising and sales literature.

         o SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

The Money Market Fund

         o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "money market instruments fund" category in advertising and sales literature.

         o BANK RATE MONITOR NATIONAL INDEX, Miami, Florida, is a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard

         Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution. Investors may use such indices or reporting services in addition to either class of shares' prospectus to obtain a more complete view of the Share's performance before investing. Of course, when comparing performance of either class of shares to any index, factors such as portfolio composition and prevailing market conditions should be considered in assessing the significance of such comparisons.

The Tax-Free Money Market Fund

         o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "Tax-Free Money Market Funds" category in advertising and sales literature.

         o IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of hundreds of money market funds on a weekly basis, and through its Money Market Insight publication, reports monthly and 12-month-to-date investment results for the same money funds.

         o MONEY, A MONTHLY MAGAZINE, regularly ranks money market funds in various categories based on the latest available seven-day compound effective yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

         o SALOMON BROTHERS SIX-MONTH PRIME MUNI NOTES is an index of selected municipal notes, maturing in six months, whose yields are chosen as representative of this market. Calculations are made weekly and monthly.

         o SALOMON BROTHERS ONE-MONTH TAX-EXEMPT COMMERCIAL PAPER is an index of selected tax-exempt commercial paper issues, maturing in one month, whose yields are chosen as representative of this particular market. It is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days. Calculations are made weekly and monthly. Ehrlich-Bober & Co., Inc. also tracks this Salomon Brothers Index.

Advertisements and other sales literature for both classes of shares may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in either class of shares based on monthly reinvestment of dividends over a specified period of time.

Economic and Market Information

Advertising and sales literature for the Trust may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Trust's portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion t the more than 6,000 funds available.

Financial Statements
--------------------------------------------------------------------------------

The financial statements for the fiscal period ended September 30, 1997, are incorporated herein by reference from the Funds' Annual Report dated September 30, 1997. A copy of the Annual Report for a Fund may be obtained without charge by contacting Signet Trust Company at the address located on the back cover of the combined prospectus or by calling 804-771-7470.

Appendix
--------------------------------------------------------------------------------

Standard and Poor's Ratings Group Municipal Bond Rating Definitions

AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the  obligation.  BB indicates  the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI The rating CI is reserved for income bonds on which no interest is being paid.

D Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service, Inc. Municipal Bond Rating Definitions

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Investors Service, Inc., Long-Term Debt Ratings

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

NR NR indicates that Fitch does not the specific issue.

Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in AAA category.

Standard & Poor's Corporation, Municipal Note Ratings

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2     Satisfactory capacity to pay principal and interest.

Moody's Investors Service, Short-Term Loan Ratings

MIG1/VMIG1        This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG2/VMIG2        This designation  denotes high quality.  Margins of protection are ample although not so large as in the preceding group.



















                                   Evergreen
                                  Money Market
                                     Funds

                    (Photo of mountains, stream, and trees)

                               1997 Annual Report

                       (Evergreen Tree Symbol Goes Here)
                              Evergreen Funds (sm)
                                   Since 1932

                                    EVERGREEN
(Evergreen Graphic
  Goes Here)

                               TABLE OF CONTENTS

Letter to Shareholders...............................      1
FUND AT A GLANCE
  Evergreen Money Market Fund........................      2
  Evergreen Pennsylvania Tax-Free Money Market
     Fund............................................      3
  Evergreen Tax Exempt Money Market
     Fund............................................      4
  Evergreen Treasury Money Market Fund...............      5
FINANCIAL HIGHLIGHTS
  Evergreen Money Market Fund........................      6
  Evergreen Pennsylvania Tax-Free Money Market
     Fund............................................      9
  Evergreen Tax Exempt Money Market
     Fund............................................     10
  Evergreen Treasury Money Market Fund...............     11
SCHEDULES OF INVESTMENTS
  Evergreen Money Market Fund........................     12
  Evergreen Pennsylvania Tax-Free Money Market
     Fund............................................     17
  Evergreen Tax Exempt Money Market
     Fund............................................     20
  Evergreen Treasury Money Market Fund...............     29
Statements of Assets and Liabilities.................     31
Statements of Operations.............................     32
Statements of Changes in Net Assets..................     33
Combined Notes to Financial Statements...............     35
Report of Independent Accountants--
  Price Waterhouse LLP...............................     41
Independent Auditors' Report--
  KPMG Peat Marwick LLP..............................     42
Federal Income Tax Status of Distributions...........     43

                            ABOUT EVERGREEN KEYSTONE

Since 1971, the Evergreen Funds have been providing investors with a proven, value-driven approach to equity investment management. For over 60 years of changing economic conditions, Keystone has taken pride in helping investors meet their financial goals through a broad range of financial products and services. Combined, Evergreen Keystone offers over 70 funds designed to meet a broad range of objectives, including fixed-income, balanced, growth and income, and aggressive growth. Assets under management total more than $30 billion.

                                    EVERGREEN

                             LETTER TO SHAREHOLDERS       (Evergreen Graphic
                                  October 1997                Goes Here)

                     (Photo of William M Ennis Goes Here)

                                WILLIAM M. ENNIS

Dear Shareholders:

Money market funds did their job during the past year.

During a period when both the stock and bond markets delivered generous returns, although with some short-term instability, money market funds provided investors with an opportunity to receive competitive current income, to maintain liquidity, and to have a safe harbor from the fluctuations of riskier parts of the capital markets.

During the year, the U.S. economy continued its extraordinary performance. Unemployment neared 24-year lows, the Gross Domestic Product grew strongly, and consumer confidence soared. Through it all, inflation remained benign, despite the exceptional growth and low unemployment.

This near-perfect environment was interrupted briefly in March when Federal Reserve Board Chairman Alan Greenspan, in an appearance before Congress, suggested that it was necessary that the Federal Reserve Board raise short-term rates to curb potential inflation. On March 25, the board did just that, raising the Fed Funds rate by one-quarter of one-percent. Subsequently, the economy continued its healthy, non-inflationary pace of growth, and the board did not change rates again for the remainder of your fund's fiscal year, which ended on August 31, 1997.

In the bond market, after the rates jumped up in March, they started a gradual decline during the following two months. As measured by the three-month Treasury Bill, interest rates bottomed out at 4.84% on June 2, then climbed steadily before closing at 5.22% on the final business day of August.

Throughout this period, your Evergreen money market funds retained their $1.00 net asset values, while income tended to move with changes in market rates. These funds proved to be an excellent place for assets of those investors who wanted a relatively safe place for their money, either because they wanted liquidity or because they were concerned about volatility in the markets.

I am delighted to inform you that Evergreen Keystone has successfully integrated all service functions of Evergreen and Keystone Funds. This means that you now have full exchange privileges among all Evergreen and Keystone America funds. In addition, you will be receiving the top-flight service that earned Evergreen Keystone the 1996 Dalbar Quality Tested Service Seal, the highest award for mutual fund service presented by Dalbar, an independent mutual fund survey and rating firm.

In the following pages, we provide specific information about each Evergreen money market fund. We present this information in a new format that makes information easily accessible. We are very interested in hearing your thoughts on this new format, and we welcome your suggestions.

                                         Sincerely,

                                         /s/ Bill Ennis

                                         WILLIAM M. ENNIS
                                         MANAGING DIRECTOR

                                    EVERGREEN
                                MONEY MARKET FUND

(Evergreen Graphic
  Goes Here)

                                FUND AT A GLANCE
                             As of August 31, 1997


PERFORMANCE
                                              AVERAGE ANNUALIZED TOTAL
                                                      RETURNS                            YIELDS & DISTRIBUTIONS
                                             --------------------------                  -----------------------
SHARE     INCEPTION                          3         5         SINCE        7-DAY YIELD     30-DAY YIELD       12-MONTH
CLASS       DATE      1 YEAR    1 YEAR1    YEARS     YEARS     INCEPTION     (ANNUALIZED)     (ANNUALIZED)     DISTRIBUTION

  A        1/4/95     4.95%       --         --        --        5.10%           4.91%            4.90%           $0.05
  B       1/26/95     4.22%     -0.78%       --        --        4.36%1          4.20%            4.20%           $0.04

  C        8/1/97       --        --         --        --          --            4.20%            4.20%           $0.0042

  K        8/1/97       --        --         --        --          --            4.90%             --             $0.0042

  Y       11/2/87     5.27%       --       5.34%     4.54%       5.91%           5.20%            5.20%           $0.05

1 THE PERFORMANCE SHOWN REFLECTS THE APPLICABLE CDSC (CONTINGENT DEFERRED SALES
  CHARGE).
2 THE 12-MONTH DISTRIBUTION IS CUMULATIVE SINCE INCEPTION FOR CLASS C AND CLASS
  K SHARES.


PORTFOLIO CHARACTERISTICS

TOTAL NET ASSETS (ALL CLASSES):   $3,465,323,866

AVERAGE MATURITY:                 80 days

OBJECTIVE: Stability of principal and competitive income

STRATEGY: Invests in high quality
            money market instruments


                             PORTFOLIO COMPOSITION
                     (AS A PERCENTAGE OF PORTFOLIO ASSETS)

(Pie chart appears here with the following plot points.)

U.S. Gov't and other Agency      0.5%
Bankers' Acceptance              3.7%
Corp. Notes/Bonds                5.5%
Certificates of Deposit         12.9%
Commercial Paper                77.4%

PORTFOLIO MANAGER
                  Ethel B. Sutton joined Lieber & Co. in 1985 and has fifteen years experience managing portfolios of money market
                  instruments. At Lieber & Co., she is Vice President-
                  Investments of Evergreen Money Market Trust, which she has
(Photo of         managed since its inception in 1987. Prior to joining Lieber &
Ethel B.          Co., Mrs. Sutton was Money Market Manager from 1980-1985 for
Sutton            Avco Corporation's Paul Revere Life Insurance Company and its
Appears           U.S. and Canadian subsidiaries, as well as for the credit life
Here)             and casualty companies of Avco Financial Services. Mrs. Sutton is a graduate of Mount Holyoke College where she received a B.A. degree in English.
ETHEL B. SUTTON

AN INVESTMENT IN THE FUND IS NEITHER INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NAV OF $1.00 PER SHARE. YIELDS WILL FLUCTUATE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                    EVERGREEN
                   PENNSYLVANIA TAX-FREE MONEY MARKET FUND    (Evergreen Graphic
                                                                 Goes Here)

                                FUND AT A GLANCE
                             As of August 31, 1997


PERFORMANCE
                                   AVERAGE ANNUALIZED TOTAL
                                           RETURNS                            YIELDS & DISTRIBUTIONS
                                 ------------------------------             ---------------------------
SHARE     INCEPTION               3         5         SINCE        7-DAY YIELD     30-DAY YIELD       12-MONTH
CLASS       DATE      1 YEAR    YEARS     YEARS     INCEPTION     (ANNUALIZED)     (ANNUALIZED)     DISTRIBUTION

  A       8/22/95     3.05%       --        --        3.10%           2.89%            2.87%           $0.03
  Y       8/15/91     3.15%     3.31%     2.87%       2.98%           2.99%            2.97%           $0.03

PORTFOLIO CHARACTERISTICS
TOTAL NET ASSETS (ALL CLASSES):   $67,704,382

AVERAGE MATURITY:                 40 days

OBJECTIVE: Stability of principal and tax-free income

STRATEGY: Invests in short-term tax-free securities issued in Pennsylvania

                             PORTFOLIO COMPOSITION
                     (AS A PERCENTAGE OF PORTFOLIO ASSETS)

(Pie chart appears here with the following plot points.)

General Market Notes          4.5%
Put or Option Tender Bonds    8.0%
Cash Equivalents              8.5%
Revenue & General
 Obligation Bonds            22.5%
Variable Rate Notes          56.5%



PORTFOLIO MANAGER
              Diane Beaver joined First Union in 1992. Ms. Beaver has over 14 years of investment experience. She currently manages the Pennsylvania Tax-Free Money Market Fund, co-manages the Evergreen Institutional Tax-Free Money Market Fund, and is responsible for purchasing municipal bonds for individual trust accounts. Ms. Beaver is an active participant in the Carolina Women in Investments organization. She graduated from Lenoir Ryhne College in 1973 with a B.A. in History and Sociology.
 (Photo of
Diane Beaver
 Goes Here)
DIANE BEAVER

AN INVESTMENT IN THE FUND IS NEITHER INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NAV OF $1.00 PER SHARE. YIELDS WILL FLUCTUATE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                    EVERGREEN
                           TAX EXEMPT MONEY MARKET FUND
(Evergreen Graphic
  Goes Here)

                                FUND AT A GLANCE
                             As of August 31, 1997


PERFORMANCE
                                   AVERAGE ANNUALIZED TOTAL
                                           RETURNS                            YIELDS & DISTRIBUTIONS
                                 ----------------------------              -----------------------------
SHARE     INCEPTION               3         5         SINCE        7-DAY YIELD     30-DAY YIELD       12-MONTH
CLASS       DATE      1 YEAR    YEARS     YEARS     INCEPTION     (ANNUALIZED)     (ANNUALIZED)     DISTRIBUTION
  A        1/5/95     3.13%       --        --        3.24%           2.89%            2.93%           $0.03
  Y       11/2/88     3.44%     3.52%     3.13%       4.13%           3.19%            3.23%           $0.03

PORTFOLIO CHARACTERISTICS

TOTAL NET ASSETS (ALL CLASSES):   $1,044,426,214

AVERAGE MATURITY:                 36 days

OBJECTIVE: Stability of principal and tax-free income

STRATEGY: Invests in short-term municipal securities


                             PORTFOLIO COMPOSITION
                     (AS A PERCENTAGE OF PORTFOLIO ASSETS)


(Pie chart appears here with the following plot points.)


Anticipation Notes           4.2%
Commercial Paper and Bonds   7.0%
Put Bonds                   15.5%
Variable Rate Demand Notes  73.3%

PORTFOLIO MANAGER
              Steven C. Shachat joined Lieber & Co. in 1988 and has been managing short-term tax-exempt investments. He is Portfolio Manager of Evergreen Tax-Exempt Money Market Fund and Evergreen Short-Intermediate Municipal Fund. Prior to joining Lieber & Co., Mr. Shachat was employed by Mitchell Hutchings Asset Management Inc., a subsidiary of Paine Webber Inc., as a Portfolio Manager of the Paine Webber Resource Management Account Tax-Free Fund. His previous experience was with Donald Sheldon & Co., a firm specializing in tax-exempt securities. Mr. Shachat earned a B.S. degree from Boston University.


   (Photo of
Steven C. Shachat
   Goes Here)
STEVEN C. SHACHAT

AN INVESTMENT IN THE FUND IS NEITHER INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NAV OF $1.00 PER SHARE. YIELDS WILL FLUCTUATE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                    EVERGREEN
                            TREASURY MONEY MARKET FUND  (Evergreen Graphic
                                                            Goes Here)

                                FUND AT A GLANCE
                             As of August 31, 1997


PERFORMANCE

                                   AVERAGE ANNUALIZED TOTAL
                                           RETURNS                            YIELDS & DISTRIBUTIONS
                               --------------------------------           -------------------------------
SHARE     INCEPTION               3         5         SINCE        7-DAY YIELD     30-DAY YIELD       12-MONTH
CLASS       DATE      1 YEAR    YEARS     YEARS     INCEPTION     (ANNUALIZED)     (ANNUALIZED)     DISTRIBUTION

  A        3/6/91     4.82%     4.98%     4.17%       4.27%           4.87%            4.89%           $0.05
  Y        3/6/91     5.14%     5.30%     4.48%       4.57%           5.18%            5.18%           $0.05

PORTFOLIO CHARACTERISTICS

TOTAL NET ASSETS (ALL CLASSES):   $3,031,680,413

AVERAGE MATURITY:                 51 days

OBJECTIVE: Stability of principal and current income

STRATEGY: Invests in short-term U.S. Treasuries and repurchase agreements

                             PORTFOLIO COMPOSITION
                     (AS A PERCENTAGE OF PORTFOLIO ASSETS)

(Pie chart appears here with the following plot points.)

Mutual Fund Shares      1.4%
U.S. Treasury Notes    27.6%
Repurchase Agreements    71%

PORTFOLIO MANAGER
              Kellie Allen has over 11 years of investment experience. She is Vice President and Fixed Income Portfolio Manager. She manages three money market and short-term funds as well as several separately managed accounts and has responsibility for a total of $2.4 billion in assets. Ms. Allen started at First Union as an equity trader in 1986. Prior to joining First Union, she worked as an equity trader for First Tennessee Bank in Memphis, TN.


 (Photo of
Kellie Allen
 Goes Here)
KELLIE ALLEN

AN INVESTMENT IN THE FUND IS NEITHER INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NAV OF $1.00 PER SHARE. YIELDS WILL FLUCTUATE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                    EVERGREEN
                                MONEY MARKET FUND

(Evergreen Graphic
  Goes Here)

                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                                                 JANUARY 4, 1995
                                                                                         YEAR ENDED              (COMMENCEMENT OF
                                                                                         AUGUST 31,            CLASS OPERATIONS) TO
                                                                                      1997         1996          AUGUST 31, 1995
CLASS A SHARES
NET ASSET VALUE BEGINNING OF YEAR.................................................   $ 1.00       $ 1.00              $ 1.00
Net investment income.............................................................     0.05         0.05                0.03
Less distributions to shareholders from net investment income.....................    (0.05)       (0.05)              (0.03)
NET ASSET VALUE END OF YEAR.......................................................   $ 1.00       $ 1.00              $ 1.00
Total return......................................................................     4.95%        5.05%               3.53%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses..................................................................     0.79%        0.75%               0.81%(a)
  Total expenses excluding indirectly paid expenses...............................     0.79%          --                  --
  Total expenses excluding waivers and/or reimbursements..........................     0.88%        0.89%               1.02%(a)
  Net investment income...........................................................     4.87%        4.86%               5.26%(a)
NET ASSETS END OF YEAR (MILLIONS).................................................   $2,803       $1,755              $  685

(a) Annualized.

                                                                                                                  JANUARY 26, 1995
                                                                                          YEAR ENDED              (COMMENCEMENT OF
                                                                                          AUGUST 31,            CLASS OPERATIONS) TO
                                                                                       1997         1996          AUGUST 31, 1995
CLASS B SHARES
NET ASSET VALUE BEGINNING OF YEAR..................................................   $ 1.00       $ 1.00              $ 1.00
Net investment income..............................................................     0.04         0.04                0.03
Less distributions to shareholders from net investment income......................    (0.04)       (0.04)              (0.03)
NET ASSET VALUE END OF YEAR........................................................   $ 1.00       $ 1.00              $ 1.00
Total return (a)...................................................................     4.22%        4.31%               2.78%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses...................................................................     1.49%        1.45%               1.51%(b)
  Total expenses excluding indirectly paid expenses................................     1.49%          --                  --
  Total expenses excluding waivers and/or reimbursements...........................     1.55%        1.59%               2.39%(b)
  Net investment income............................................................     4.16%        4.18%               4.54%(b)
NET ASSETS END OF YEAR (MILLIONS)..................................................   $   23       $   10              $    8

(a) Excluding applicable sales charges.
(b) Annualized.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                                MONEY MARKET FUND          (Evergreen Graphic
                                                                Goes Here)
                         FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                               AUGUST 1, 1997
                                                                                                              (COMMENCEMENT OF
                                                                                                            CLASS OPERATIONS) TO
                                                                                                              AUGUST 31, 1997
CLASS C SHARES
NET ASSET VALUE BEGINNING OF PERIOD......................................................................          $ 1.00
Net investment income....................................................................................            0.00(c)
Less distributions to shareholders from net investment income............................................           (0.00)(c)
NET ASSET VALUE END OF PERIOD............................................................................          $ 1.00
Total return (a).........................................................................................            0.37%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.........................................................................................            1.67%(b)
  Total expenses excluding indirectly paid expenses......................................................            1.66%(b)
  Total expenses excluding waivers and/or reimbursements.................................................            1.69%(b)
  Net investment income..................................................................................            4.42%(b)
NET ASSETS END OF PERIOD (MILLIONS)......................................................................          $    5

(a) Excluding applicable sales charges.
(b) Annualized.
(c) Represents an amount less than $0.01 per share.

                                                                                                               AUGUST 1, 1997
                                                                                                              (COMMENCEMENT OF
                                                                                                            CLASS OPERATIONS) TO
                                                                                                              AUGUST 31, 1997
CLASS K SHARES
NET ASSET VALUE BEGINNING OF PERIOD......................................................................         $   1.00
Net investment income....................................................................................             0.00(c)
Less distributions to shareholders from net investment income............................................            (0.00)(c)
NET ASSET VALUE END OF PERIOD............................................................................         $   1.00
Total return (a).........................................................................................             0.38%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.........................................................................................             0.88%(b)
  Total expenses excluding indirectly paid expenses......................................................             0.87%(b)
  Total expenses excluding waivers and/or reimbursements.................................................             0.91%(b)
  Net investment income..................................................................................             4.90%(b)
NET ASSETS END OF PERIOD (THOUSANDS).....................................................................         $    105

(a) Excluding applicable sales charges.
(b) Annualized.
(c) Represents an amount less than $0.01 per share.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                                MONEY MARKET FUND
(Evergreen Graphic
    Goes Here)
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                     YEAR ENDED AUGUST 31,
                                                                                   1997       1996       1995
CLASS Y SHARES
NET ASSET VALUE BEGINNING OF YEAR..............................................   $ 1.00     $ 1.00     $ 1.00
                                                                                  =======    =======    =======
Net investment income..........................................................     0.05       0.05       0.05
Less distributions to shareholders from net investment income..................    (0.05)     (0.05)     (0.05)
                                                                                  -------    -------    -------
NET ASSET VALUE END OF YEAR....................................................   $ 1.00     $ 1.00     $ 1.00
                                                                                  =======    =======    =======
Total return...................................................................     5.27%      5.36%      5.38%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses...............................................................     0.48%      0.45%      0.53%
  Total expenses excluding indirectly paid expenses............................     0.48%        --         --
  Total expenses excluding waivers and/or reimbursements.......................     0.54%      0.59%      0.73%
  Net investment income........................................................     5.13%      5.16%      5.26%
NET ASSETS END OF YEAR (MILLIONS)..............................................   $  635     $  671     $  283

                                                                                     TEN MONTHS
                                                                                 AUGUST 31, 1994(B)
CLASS Y SHARES
NET ASSET VALUE BEGINNING OF YEAR..............................................        $ 1.00
                                                                                        ======
Net investment income..........................................................          0.03
Less distributions to shareholders from net investment income..................         (0.03)
                                                                                        ------
NET ASSET VALUE END OF YEAR....................................................        $ 1.00
                                                                                        ======
Total return...................................................................          2.92%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses...............................................................          0.32%(a)
  Total expenses excluding indirectly paid expenses............................            --
  Total expenses excluding waivers and/or reimbursements.......................          0.71%(a)
  Net investment income........................................................          3.46%(a)
NET ASSETS END OF YEAR (MILLIONS)..............................................        $  273

                                                                             YEAR ENDED OCTOBER 31,
                                                                             -----------------------
                                                                1993       1992       1991       1990       1989
CLASS Y SHARES (continued)
NET ASSET VALUE BEGINNING OF YEAR...........................   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                               =======    =======    =======    =======    =======
Net investment income.......................................     0.03       0.04       0.07       0.08       0.09
Less distributions to shareholders from net investment
  income....................................................    (0.03)     (0.04)     (0.07)     (0.08)     (0.09)
                                                                -------   --------   --------   --------   --------
NET ASSET VALUE END OF YEAR.................................   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                                =======   ========   ========   ========
Total return................................................     3.23%      4.23%      6.73%      8.40%      9.39%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses............................................     0.39%      0.36%      0.30%      0.35%      0.38%
  Total expenses excluding indirectly paid expenses.........       --         --         --         --         --
  Total expenses excluding waivers and/or reimbursements....     0.71%      0.72%      0.70%      0.69%      0.75%
  Net investment income.....................................     3.19%      4.18%      6.53%      8.08%      9.42%
NET ASSETS END OF YEAR (MILLIONS)...........................   $  299     $  358     $  438     $  458     $  408

                                                                NOVEMBER 2, 1987
                                                                (COMMENCEMENT OF
                                                                CLASS OPERATIONS)
                                                                TO OCTOBER 31,
                                                                1988

CLASS Y SHARES (continued)
NET ASSET VALUE BEGINNING OF YEAR...........................         $ 1.00
                                                                     =======
Net investment income.......................................           0.07
Less distributions to shareholders from net investment
  income....................................................          (0.07)
                                                                     -------
NET ASSET VALUE END OF YEAR.................................         $ 1.00
                                                                     =======
Total return................................................           7.37%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses............................................           0.43%(a)
  Total expenses excluding indirectly paid expenses.........             --
  Total expenses excluding waivers and/or reimbursements....           0.93%(a)
  Net investment income.....................................           7.26%(a)
NET ASSETS END OF YEAR (MILLIONS)...........................         $  161

(a)  Annualized.
(b) The Fund changed its fiscal year end from October 31 to August 31.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                   PENNSYLVANIA TAX-FREE MONEY MARKET FUND
                                                            (Evergreen Graphic
                                                                 Goes Here)
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                                                 AUGUST 22, 1995
                                                                                            SIX MONTHS           (COMMENCEMENT OF
                                                                       YEAR ENDED              ENDED           CLASS OPERATIONS) TO
                                                                     AUGUST 31, 1997    AUGUST 31, 1996 (B)     FEBRUARY 29, 1996
CLASS A SHARES
NET ASSET VALUE BEGINNING OF YEAR.................................       $  1.00              $  1.00                 $ 1.00
                                                                         ========             ========                =======
Net investment income.............................................          0.03                 0.01                   0.02
Less distributions to shareholders from net investment income.....         (0.03)               (0.01)                 (0.02)
                                                                          -------             --------                -------
NET ASSET VALUE END OF YEAR.......................................       $  1.00              $  1.00                 $ 1.00
                                                                         ========             ========                =======
Total return......................................................          3.05%                1.49%                  1.72%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses..................................................          0.60%                0.55%(a)               0.47%(a)
  Total expenses excluding indirectly paid expenses...............          0.60%                  --                     --
  Total expenses excluding waivers and/or reimbursements..........          0.89%                0.96%(a)               1.08%(a)
Net investment income.............................................          3.01%                2.97%(a)               3.14%(a)
NET ASSETS END OF YEAR (MILLIONS).................................       $    36              $    22                 $    4

(a) Annualized.
(b) The Fund changed its fiscal year end from February 28 to August 31.

                                                   SIX MONTHS          YEAR ENDED
                              YEAR ENDED              ENDED           FEBRUARY 29,      YEAR ENDED FEBRUARY 28,
                            AUGUST 31, 1997    AUGUST 31, 1996 (B)        1996         1995       1994       1993
CLASS Y SHARES
NET ASSET VALUE BEGINNING
  OF YEAR................       $  1.00              $  1.00             $ 1.00       $ 1.00     $ 1.00     $ 1.00
                                ========             ========            =======      =======    =======    =======
Net investment income....          0.03                 0.01               0.03         0.03       0.02       0.03
Less distributions to
  shareholders from net
  investment income......         (0.03)               (0.01)             (0.03)       (0.03)     (0.02)     (0.03)
                                --------              -------            -------      --------   -------     -------
NET ASSET VALUE
  END OF YEAR............       $  1.00              $  1.00             $ 1.00       $ 1.00     $ 1.00     $ 1.00
                                =========            ========            =======      ========   =======    ========
Total return.............          3.15%                1.51%              3.55%        2.81%      2.10%      2.68%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET
  ASSETS:
  Total expenses.........          0.50%                0.50%(a)           0.37%        0.33%      0.47%      0.35%
  Total expenses
    excluding indirectly
    paid
    expenses.............          0.50%                  --                 --           --         --         --
  Total expenses
    excluding waivers
    and/or
    reimbursements.......          0.60%                0.66%(a)           0.73%        1.05%      1.26%      1.07%
  Net investment
    income...............          3.10%                2.92%(a)           3.42%        3.09%      2.10%      2.62%
NET ASSETS END OF YEAR
  (MILLIONS).............       $    32              $    48             $   83       $   44     $   14     $   16

                             AUGUST 15, 1991
                            (COMMENCEMENT OF
                           CLASS OPERATIONS) TO
                            FEBRUARY 29, 1992
CLASS Y SHARES
NET ASSET VALUE BEGINNING
  OF YEAR................         $ 1.00
                                  =======
Net investment income....           0.02
Less distributions to
  shareholders from net
  investment income......          (0.02)
                                  --------
NET ASSET VALUE
  END OF YEAR............         $ 1.00
                                  ========
Total return.............           2.20%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET
  ASSETS:
  Total expenses.........           0.19%(a)
  Total expenses
    excluding indirectly
    paid
    expenses.............             --
  Total expenses
    excluding waivers
    and/or
    reimbursements.......           0.77%(a)
  Net investment
    income...............           3.90%(a)
NET ASSETS END OF YEAR
  (MILLIONS).............         $   21

(a) Annualized.
(b) The Fund changed its fiscal year end from February 28 to August 31.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                               TAX EXEMPT MONEY MARKET FUND
(Evergreen Graphic
  Goes Here)
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)


                                                                                         YEAR ENDED               JANUARY 5, 1995
                                                                                         AUGUST 31,               (COMMENCEMENT OF
                                                                                     -----------------          CLASS OPERATIONS) TO
                                                                                     1997          1996           AUGUST 31, 1995
CLASS A SHARES
NET ASSET VALUE BEGINNING OF YEAR................................................   $ 1.00        $ 1.00               $ 1.00
                                                                                    =======       =======              =======
Net investment income............................................................     0.03          0.03                 0.02
Less distributions to shareholders from net investment income....................    (0.03)        (0.03)               (0.02)
                                                                                    --------      -------              -------
NET ASSET VALUE END OF YEAR......................................................   $ 1.00        $ 1.00               $ 1.00
                                                                                    ========      =======              =======
Total return.....................................................................     3.13%         3.22%                2.24%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.................................................................     0.83%         0.79%                0.78%(a)
  Total expenses excluding indirectly paid expenses..............................     0.83%           --                   --
  Total expenses excluding waivers and/or reimbursements.........................     0.86%         0.90%                0.90%(a)
  Net investment income..........................................................     3.09%         3.14%                3.28%(a)
NET ASSETS END OF YEAR (MILLIONS)................................................   $  667        $  661               $  555

(a) Annualized.

                                                                             YEAR ENDED AUGUST 31,
                                                      1997     1996     1995     1994     1993     1992     1991     1990
CLASS Y SHARES
NET ASSET VALUE BEGINNING OF YEAR..................  $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
Net investment income..............................    0.03     0.03     0.04     0.02     0.03     0.04     0.05     0.06
Less distributions to shareholders from net
  investment income................................   (0.03)   (0.03)   (0.04)   (0.02)   (0.03)   (0.04)   (0.05)   (0.06)
NET ASSET VALUE END OF YEAR........................  $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
Total return.......................................    3.44%    3.53%    3.59%    2.50%    2.61%    3.73%    5.46%    6.15%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses...................................    0.53%    0.49%    0.50%    0.34%    0.34%    0.32%    0.28%    0.31%
  Total expenses excluding indirectly paid
    expenses.......................................    0.53%      --       --       --       --       --       --       --
  Total expenses excluding waivers and/or
    reimbursements.................................    0.55%    0.60%    0.63%    0.64%    0.63%    0.63%    0.66%    0.71%
  Net investment income............................    3.37%    3.44%    3.53%    2.47%    2.58%    3.72%    5.23%    5.94%
NET ASSETS END OF YEAR (MILLIONS)..................  $  378   $  617   $  421   $  402   $  401   $  417   $  510   $  311

                                                      NOVEMBER 2,
                                                        1988
                                                    (COMMENCEMENT
                                                       OF CLASS
                                                      OPERATIONS)
                                                     TO AUGUST 31,
                                                         1989
CLASS Y SHARES
NET ASSET VALUE BEGINNING OF YEAR..................     $  1.00
Net investment income..............................        0.05
Less distributions to shareholders from net
  investment income................................       (0.05)
NET ASSET VALUE END OF YEAR........................     $  1.00
Total return.......................................        5.51%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses...................................        0.24%(a)
  Total expenses excluding indirectly paid
    expenses.......................................          --
  Total expenses excluding waivers and/or
    reimbursements.................................        0.79%(a)
  Net investment income............................        6.77%(a)
NET ASSETS END OF YEAR (MILLIONS)..................     $   109

(a) Annualized.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                            TREASURY MONEY MARKET FUND

                                                    (Evergreen Graphic
                                                          Goes Here)

                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                          EIGHT MONTHS
                                                          YEAR ENDED         ENDED                YEAR ENDED
                                                          AUGUST 31,       AUGUST 31,            DECEMBER 31,
                                                        1997      1996      1995 (B)       1994      1993      1992
CLASS A SHARES
NET ASSET VALUE BEGINNING OF YEAR....................  $ 1.00    $ 1.00      $ 1.00       $ 1.00    $ 1.00    $ 1.00
Net investment income................................    0.05      0.05        0.03         0.04      0.03      0.03
Less distributions to shareholders from net
  investment income..................................   (0.05)    (0.05)      (0.03)       (0.04)    (0.03)    (0.03)
NET ASSET VALUE END OF YEAR..........................  $ 1.00    $ 1.00      $ 1.00       $ 1.00    $ 1.00    $ 1.00
Total return.........................................    4.82%     4.98%       3.58%        3.75%     2.73%     3.36%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.....................................    0.72%     0.69%       0.63%(a)     0.50%     0.48%     0.48%
  Total expenses excluding indirectly paid
    expenses.........................................    0.72%       --          --           --        --        --
  Total expenses excluding waivers and/or
    reimbursements...................................    0.72%     0.77%       0.79%(a)     0.78%     0.82%     0.82%
  Net investment income..............................    4.73%     4.76%       5.30%(a)     3.91%     2.70%     3.22%
NET ASSETS END OF YEAR (MILLIONS)....................  $2,485    $2,608      $1,178       $  755    $  261    $  209

                                                          MARCH 6, 1991
                                                         (COMMENCEMENT OF
                                                       CLASS OPERATIONS) TO
                                                        DECEMBER 31, 1991
CLASS A SHARES
NET ASSET VALUE BEGINNING OF YEAR....................         $ 1.00
Net investment income................................           0.04
Less distributions to shareholders from net
  investment income..................................          (0.04)
NET ASSET VALUE END OF YEAR..........................         $ 1.00
Total return.........................................           4.46%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.....................................           0.47%(a)
  Total expenses excluding indirectly paid
    expenses.........................................             --
  Total expenses excluding waivers and/or
    reimbursements...................................           1.08%(a)
  Net investment income..............................           4.95%(a)
NET ASSETS END OF YEAR (MILLIONS)....................         $  100

(a) Annualized.
(b) The Fund changed its fiscal year end from December 31 to August 31.

                                                                          EIGHT MONTHS
                                                          YEAR ENDED         ENDED                YEAR ENDED
                                                          AUGUST 31,       AUGUST 31,            DECEMBER 31,
                                                        1997      1996      1995 (B)       1994      1993      1992
CLASS Y SHARES
NET ASSET VALUE BEGINNING OF YEAR....................  $ 1.00    $ 1.00      $ 1.00       $ 1.00    $ 1.00    $ 1.00
Net investment income................................    0.05      0.05        0.04         0.04      0.03      0.04
Less distributions to shareholders from net
  investment income..................................   (0.05)    (0.05)      (0.04)       (0.04)    (0.03)    (0.04)
NET ASSET VALUE END OF YEAR..........................  $ 1.00    $ 1.00      $ 1.00       $ 1.00    $ 1.00    $ 1.00
Total return.........................................    5.14%     5.29%       3.78%        4.06%     3.04%     3.67%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.....................................    0.42%     0.39%       0.33%(a)     0.20%     0.18%     0.17%
  Total expenses excluding indirectly paid
    expenses.........................................    0.42%       --          --           --        --        --
  Total expenses excluding waivers and/or
    reimbursements...................................    0.43%     0.47%       0.49%(a)     0.48%     0.52%     0.52%
  Net investment income..............................    5.02%     5.12%       5.60%(a)     3.78%     3.00%     3.61%
NET ASSETS END OF YEAR (MILLIONS)....................  $  547    $  760      $  277       $  163    $  366    $  286

                                                          MARCH 6, 1991
                                                         (COMMENCEMENT OF
                                                       CLASS OPERATIONS) TO
                                                        DECEMBER 31, 1991
CLASS Y SHARES
NET ASSET VALUE BEGINNING OF YEAR....................         $ 1.00
Net investment income................................           0.05
Less distributions to shareholders from net
  investment income..................................          (0.05)
NET ASSET VALUE END OF YEAR..........................         $ 1.00
Total return.........................................           4.66%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.....................................           0.20%(a)
  Total expenses excluding indirectly paid
    expenses.........................................             --
  Total expenses excluding waivers and/or
    reimbursements...................................           0.52%(a)
  Net investment income..............................           5.53%(a)
NET ASSETS END OF YEAR (MILLIONS)....................         $  265

(a) Annualized.
(b) The Fund changed its fiscal year end from December 31 to August 31.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                                MONEY MARKET FUND
 (Evergreen Graphic
  Goes Here)
                            SCHEDULE OF INVESTMENTS
                                August 31, 1997

 PRINCIPAL
  AMOUNT                                            VALUE
BANKERS' ACCEPTANCES-- 0.1%
  (cost $3,995,621)
$ 4,000,000   Bank Of Hawaii Nassau,
                5.63%, 9/8/97................... $    3,995,621

BANKERS' ACCEPTANCES--
  YANKEE & EURO DOLLAR-- 3.6%
 30,000,000   Bank Of Tokyo Mitsubishi
                Limited,
                5.70%, 12/31/97.................     29,425,250
 14,200,000   Dai-Ichi Kangyo Bank,
                5.70%, 12/9/97..................     13,977,415
              Fuji Bank Limited New York:
 10,000,000   5.62%, 2/2/98.....................      9,759,589
 13,000,000   5.70%, 1/5/98.....................     12,740,650
 10,000,000   5.77%, 1/5/98.....................      9,798,050
              Fuji Bank Limited:
 10,000,000   5.68%, 9/10/97....................      9,985,800
 16,000,000   5.74%, 10/6/97....................     15,910,711
  8,000,000   5.86%, 10/28/97...................      7,925,773
              Sanwa Bank Limited:
  5,700,000   5.63%, 12/2/97....................      5,617,990
  8,100,000   5.66%, 9/16/97....................      8,080,897
              TOTAL BANKERS' ACCEPTANCES--
                YANKEE & EURO DOLLAR
                (COST $123,222,125).............    123,222,125

CERTIFICATES OF DEPOSIT-- 12.9%
 25,000,000   Bank Brussels Lambert America
                Inc.,
                5.85%, 1/9/98...................     25,000,000
  5,000,000   Bank of New York,
                5.93%, 9/3/97...................      4,999,970
 50,000,000   Bank Of Nova Scotia,
                5.81%, 8/5/98...................     49,986,704
 25,000,000   Banque National De Paris,
                5.86%, 1/23/98..................     25,000,000
 25,000,000   Bayerische Vereinsbank AG,
                5.76%, 12/19/97.................     25,000,000
 25,000,000   Bayerische Vereinsbank AG, New
                York,
                6.15%, 5/11/98..................     25,000,000
 25,000,000   Canadian Imperial Bank of
                Commerce,
                5.70%, 1/2/98...................     25,000,000
  5,000,000   Commerzbank AG, New York
                Branch,
                5.67%, 9/18/97..................      4,999,704
              Deutsche Bank AG:
  5,000,000   5.91%, 3/17/98....................      4,999,226
 25,000,000   6.00%, 9/23/97....................     25,000,000
 25,000,000   National Bank of Canada,
                5.50%, 11/14/97.................     25,000,000


 PRINCIPAL
  AMOUNT                                            VALUE
CERTIFICATES OF DEPOSIT-- CONTINUED
$50,000,000   National Bank Of Canada, New
                York,
                6.00%, 6/26/98.................. $   50,000,000
              Rabobank Nederland N.V.:
  5,000,000   5.78%, 12/8/97....................      5,002,961
  1,000,000   5.99%, 3/24/98....................        998,835
              Societe Generale:
 25,000,000   5.70%, 12/16/97...................     25,000,000
 25,000,000   5.70%, 1/2/98.....................     25,000,000
 25,000,000   5.80%, 1/9/98.....................     25,000,000
 25,000,000   Societe Generale (New York),
                5.66%, 2/23/98..................     25,000,000
 50,000,000   Svenska Handlesbanken Inc.,
                5.96%, 8/13/98..................     49,981,880
              TOTAL CERTIFICATES OF DEPOSIT
                (COST $445,969,280).............    445,969,280

COMMERCIAL PAPER-- 77.4%
              AUTOMOTIVE EQUIPMENT &
                MANUFACTURING-- 0.6%
 22,500,000   BMW U.S. Capital Corp.,
                5.53%, 11/10/97.................     22,258,063
              BANK HOLDING COMPANIES-- 16.4%
  5,000,000   ABN Amro North America,
                5.52%, 11/10/97.................      4,946,333
 25,000,000   Bankers Trust Company,
                6.145%, 5/28/98.................     24,998,242
              Bankers Trust New York Corp.:
 25,000,000   5.48%, 10/20/97...................     24,813,528
 25,000,000   5.51%, 10/10/97...................     24,850,771
              Chiao Tung Bank:
 20,000,000   5.55%, 12/11/97...................     19,688,583
 24,900,000   5.57%, 11/3/97....................     24,657,287
 25,000,000   5.70%, 12/11/97...................     24,600,209
 50,000,000   5.75%, 10/9/97....................     49,696,528
              Export Import Bank Korea:
 46,500,000   5.63%, 10/10/97...................     46,216,389
 50,000,000   5.67%, 10/7/97....................     49,716,500
              Industrial Bank Korea:
 10,000,000   5.70%, 9/15/97....................      9,977,833
 10,000,000   5.70%, 10/7/97....................      9,943,000
 15,000,000   5.72%, 9/26/97....................     14,940,417
  9,700,000   5.78%, 11/4/97....................      9,600,327
 25,000,000   5.85%, 9/26/97....................     24,898,438
              Korea Development Bank:
 11,000,000   5.63%, 9/22/97....................     10,963,874
 40,000,000   5.65%, 9/3/97.....................     39,987,444
 25,000,000   5.70%, 10/7/97....................     24,857,500
 20,000,000   5.75%, 10/23/97...................     19,833,889
              Sumitomo Bank Capital Mkts., Inc.:
 26,223,000   5.70%, 10/6/97....................     26,077,681
 33,000,000   5.73%, 9/18/97....................     32,910,707

                                  (CONTINUED)

                                    EVERGREEN
                                MONEY MARKET FUND
                                                    (Evergreen Graphic
                                                         Goes Here)

                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997

 PRINCIPAL
  AMOUNT                                            VALUE
COMMERCIAL PAPER-CONTINUED
              BANK HOLDING COMPANIES-- CONTINUED

             Unifunding, Inc.:
 $30,400,000  5.51%, 10/21/97..................   $  30,167,355
  20,000,000  5.53%, 11/12/97..................      19,778,800
                                                    568,121,635


    CHEMICALS-- 0.4%
 15,000,000   Arco Chemical Company,
                5.55%, 11/7/97.................      14,845,063
    DIVERSIFIED COMPANIES-- 2.4%
 50,000,000   Duke Capital Corp.,
                5.55%, 10/6/97.................      49,730,208
 12,000,000   First Brands Commercial Inc. (a),
                5.54%, 9/5/97..................      11,992,613
 23,150,000   Mitsui & Co. (USA), Inc.,
                5.55%, 10/14/97................      22,996,535
                                                     84,719,356
              ELECTRONICS-- 3.5%

 10,000,000   Avnet, Inc.,
                5.53%, 9/29/97.................       9,956,989
     Orix America, Inc.,
     (LOC: Norinchukin Bank) (a):

 26,000,000   5.60%, 11/5/97...................      25,737,111
 44,675,000   5.62%, 11/6/97...................      44,214,699
  6,500,000   5.63%, 11/3/97...................       6,435,959
  9,300,000   5.70%, 9/15/97...................       9,279,385
              Seiko Corp,
                (LOC: Sumitomo Bank):
 10,000,000    5.66%, 9/16/97...................      9,976,417
 15,000,000    5.68%, 10/6/97...................     14,917,166
                                                    120,517,726

       ENERGY-- 2.1%
       CSW Credit Inc.:

 15,100,000    5.50%, 9/11/97..................      15,076,931
 15,300,000    5.50%, 9/16/97...................     15,264,937
 16,393,000    5.53%, 11/7/97...................     16,224,284

               Oglethorpe Power Company:

 11,799,000   5.55%, 9/18/97...................       11,768,077
 13,000,000   5.56%, 9/11/97...................       12,979,922
                                                      71,314,151


              FINANCE & INSURANCE-- 29.2%
 5,000,000    American Express Credit Corp.,
                5.53%, 9/12/97.................       4,991,551
              Aristar, Inc.:
 30,000,000   5.59%, 10/17/97..................      29,785,717
 22,000,000   5.60%, 9/2/97....................      21,996,578
 16,000,000   5.60%, 9/5/97....................      15,990,044
    750,000   Associates Corp. North America,
                6.63%, 11/15/97................         751,930


 PRINCIPAL
  AMOUNT                                            VALUE
COMMERCIAL PAPER-- CONTINUED
              FINANCE & INSURANCE-- CONTINUED
              Astro Capital Corp.,
                (LOC: Industrial Bank of
                Japan Ltd.):
$30,000,000   5.61%, 12/30/97..................    $ 29,439,000
 10,000,000   5.63%, 10/31/97..................       9,906,167
              Banner Receivables Corp.,
                (LOC: Republic Bank) (a):

 21,840,000   5.58%, 10/24/97.................      21,660,584
 32,000,000   5.60%, 10/14/97..................     31,785,956
 22,000,000   Crown International Finance,
                (LOC: Credit Suisse) (a)
                5.56%, 9/5/97..................     21,986,409
 10,000,000   Dynamic Funding Corp.,
                (LOC: Sumitomo Bank)
                 5.70%, 9/29/97...............       9,955,667
              Finova Capital Corp.:
 25,000,000   5.54%, 10/31/97..................     24,769,167
 15,000,000   5.55%, 10/10/97..................     14,909,812
 10,000,000   5.55%, 10/17/97..................      9,929,083
 15,000,000   5.55%, 11/12/97..................     14,833,500
 27,015,000   5.56%, 9/15/97...................     26,956,588
  2,000,000   Ford Motor Credit Company,
                5.54%, 10/28/97.................     1,982,457
  5,142,000   Fountain Square Commerce
                Funding,
                (LOC: Fifth Third Bank) (a)
                5.55%, 9/9/97..................      5,135,658
 40,000,000   FP Funding Corp.,
                (LOC: The Bank of
                Tokyo-Mitsubishi Ltd.) (a)
                5.57%, 9/30/97.................     39,820,522
  5,000,000  General Electric Capital Corp.,
               5.55%, 9/25/97.................       4,981,500
 16,076,000  Gotham  Funding Corp.,
               (LOC: Republic Bank)
               5.58%, 10/27/97................      15,936,460
             Green Tree Financial Corp.:
40,000,000   5.63%, 9/5/97....................      39,974,978
25,000,000   5.70%, 10/14/97..................      24,829,792
30,000,000   5.70%, 10/24/97..................      29,748,250
20,000,000   5.70%, 10/27/97..................      19,822,666
20,000,000   5.71%, 10/31/97..................      19,809,667
10,000,000   5.72%, 10/20/97..................       9,922,144
             Jet Funding Corp.,
               (LOC: Sanwa Bank):
15,000,000   5.63%, 9/30/97...................      14,931,971
40,300,000   5.70%, 9/30/97...................      40,114,956
15,000,000   5.72%, 9/30/97...................      14,930,883
10,000,000   KFW International Finance Inc.,
               5.49%, 10/20/97................       9,925,275


                                  (CONTINUED)

                                       13
(Evergreen Graphic
     Goes Here)
                                    EVERGREEN
                                MONEY MARKET FUND

                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997



 PRINCIPAL
  AMOUNT                                            VALUE

COMMERCIAL PAPER--continued
              FINANCE & INSURANCE-- CONTINUED
$25,000,000   Lehman Brothers Holdings, Inc.,
                5.82%, 11/26/97................    $24,652,417
 24,000,000   Market Street Funding Corp.,
                (LOC: Royal Bank of Canada) (a)
                5.53%, 10/14/97................     23,841,473
              Merrill Lynch & Company Inc.:
 50,000,000     5.52%, 9/29/97...................   49,785,333
  5,000,000     5.63%, 10/15/97..................    4,965,595
  5,000,000   Motorola Inc.,
                5.46%, 9/9/97..................      4,993,933
              Old Line Funding Corp.,
                (LOC: Dai-Ichi Kangyo Bank,
              Ltd.):

  50,000,000     5.53%, 10/3/97...................  49,754,222
  20,000,000     5.55%, 9/2/97 (a)................  19,996,917
              Progress Funding Corp.,
  30,000,000     5.64%, 10/22/97 (a)..............  29,760,300
                (LOC: Sumitomo Bank):
  20,000,000     5.63%, 9/12/97...................  19,965,594
   6,500,000     5.65%, 9/26/97...................   6,474,497
  22,750,000  Sanwa Business Credit Corp.,
                (LOC: Fuji Bank Ltd.)
                5.70%, 9/3/97..................     22,742,796

   5,000,000  Sara Lee Corp.,
                5.48%, 9/25/97.................      4,981,733
              Sigma Finance Inc. (a):
  50,000,000  5.53%, 9/22/97...................     49,838,708
  12,450,000  5.55%, 9/29/97...................     12,396,258
              Strait Capital Corp.,
                (LOC: The Bank of
                Tokyo-Mitsubishi Ltd.):
   9,924,000    5.62%, 10/15/97.................     9,855,833
  17,083,000    5.62%, 12/1/97..................    16,840,317
  25,668,000  Strategic Asset Funding Corp.,
                (LOC: Fuji Bank Ltd.)
                5.80%, 9/30/97.................     25,548,074
              Tri-Lateral Capital (USA), Inc.,
                (LOC: Industrial Bank of
                Japan Ltd.):
  34,270,000    5.65%, 10/6/97..................    34,081,753
   8,749,000    5.68%, 12/10/97.................     8,610,960
  11,800,000  Wood Street Funding Corp.,
                (LOC: Royal Bank of Canada)
                5.54%, 11/13/97................    11,667,440
                                                1,012,269,085
 PRINCIPAL
  AMOUNT                                            VALUE
 COMMERCIAL PAPER-- CONTINUED
              FOOD & BEVERAGE PRODUCTS-- 0.6%
   Cargill Financial Services Corp:
$10,000,000   5.40%, 10/10/97..................    $  9,941,500
 12,000,000   5.60%, 12/5/97...................      11,822,667
                                                     21,764,167

 HEALTHCARE PRODUCTS & SERVICES-- 0.2%
  8,000,000   Holy Cross Health System Corp.,
                5.55%, 10/16/97................       7,944,500

              INSURANCE-- 3.4%
              Equitable of Iowa:
 23,000,000   5.56%, 9/26/97...................     22,911,194
 23,000,000   5.56%, 9/29/97...................     22,900,538
            Safeco Credit Company Inc.:
 13,000,000   5.58%, 11/13/97..................     12,852,905
 35,000,000   5.62%, 11/7/97...................     34,633,920
 16,000,000   5.63%, 10/29/97..................     15,854,871
  8,000,000   5.63%, 10/31/97..................      7,924,933
                                                   117,078,361


              MACHINERY-- DIVERSIFIED-- 2.7%
 27,500,000   American Honda Finance Corp.,
               5.56%, 10/21/97................      27,287,639
              General Motors Acceptance Corp.:
 25,000,000    5.82%, 11/12/97..................    24,709,000
 25,000,000    5.84%, 10/14/97..................    24,825,760
 17,000,000   Mitsubishi Motors Credit of
              America, Inc.,
                (LOC: Republic Bank)
                5.68%, 9/15/97.................     16,962,449
                                                    93,784,848
              OIL-- 1.6%
 10,000,000   Fina Oil & Chemical Company,
                5.52%, 10/27/97................      9,914,133
 45,625,000   Koch Industries,
                5.51%, 10/2/97.................     45,408,522
                                                    55,322,655


              PHARMACEUTICALS-- 1.0%
              AC Acquisition Holding Co.:
 17,000,000     5.50%, 9/26/97 (a)...............   16,935,069
 14,000,000     5.50%, 10/7/97...................   13,923,000
  5,200,000     5.52%, 9/22/97 (a)...............    5,183,256
                                                    36,041,325

              PUBLISHING, BROADCASTING &
                  ENTERTAINMENT-- 4.3%
              Dun & Bradstreet Corp:
 14,000,000   5.65%, 9/17/97...................     13,964,844
 30,000,000   5.65%, 9/23/97...................     29,896,417



                                  (CONTINUED)

                                       14

                                    EVERGREEN
                                MONEY MARKET FUND

                                                    (Evergreen Graphic
                                                         Goes Here)

                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997


 PRINCIPAL
  AMOUNT                                    VALUE

COMMERCIAL PAPER-- CONTINUED
              PUBLISHING, BROADCASTING & ENTERTAINMENT--
                 CONTINUED
 $22,700,000 Knight Ridder Inc.,
              5.58%, 10/3/97..............       $ 22,587,408
              Tribune Company (a):
  5,900,000   5.55%, 9/24/97................        5,879,080
 44,100,000   5.60%, 9/24/97................       43,942,220
 32,000,000   5.63%, 12/19/97...............       31,454,515
                                                  147,724,484
             REAL ESTATE-- 3.1%
 11,588,000  Four Embarcadero,
              (LOC: Sanwa Bank)
              5.62%, 11/13/97................     11,455,942
            MEC Finance USA, Inc. (a):

 20,000,000   5.53%, 10/17/97..................   19,858,678
 11,000,000   5.68%, 9/18/97...................   10,970,495
            Twin Towers, Inc.
 32,443,000   5.52%, 11/21/97..................   32,040,058
              (LOC: NatWest Bank):
 11,153,000   5.52%, 10/16/97..................   11,076,045
 17,325,000   5.54%, 9/24/97 (a)...............   17,263,679
  6,000,000   5.55%, 10/21/97..................    5,953,750
                                                 108,618,647
              RETAIL-- 2.3%
              Avon Capital Corp. (a):
 20,000,000   5.62%, 9/16/97...................   19,953,167
 30,000,000   5.62%, 9/17/97...................   29,925,066
 21,000,000   5.64%, 9/15/97...................   20,953,940
  7,000,000   Sothebys Inc.,
                5.58%, 9/22/97.................    6,977,215
                                                  77,809,388

              TELECOMMUNICATIONS-- 1.0%
  8,000,000   Ameritech Corp.,
                5.58%, 10/6/97.................    7,956,600
 25,000,000    GTE Corp.,
                5.54%, 9/26/97.................   24,903,819
                                                  32,860,419

              TEXTILE & APPAREL-- 0.2%
              Calcot Ltd.:
  3,000,000     5.58%, 9/11/97.................    2,995,350
  2,000,000     5.58%, 9/12/97.................    1,996,590
  3,000,000     5.60%, 9/12/97.................    2,994,867
                                                   7,986,807

               TRANSPORTATION-- 0.1%
  5,000,000   Harper Group, Inc. (The),
                5.64%, 10/14/97................    4,966,317

              CONTAINERS & PACKAGES-- 0.5%
              B.I. Funding, Inc.:
  6,200,000    5.52%, 10/8/97..................    6,164,825
  5,000,000    5.54%, 9/10/97..................    4,993,075
  6,200,000    5.55%, 10/16/97.................    6,156,988
                                                  17,314,888


 PRINCIPAL
  AMOUNT                                                   VALUE


COMMERCIAL PAPER-- CONTINUED
              LEASING-- 1.8%
$13,000,000   JLUS Funding Corp.,
               (LOC: Norinchukin Bank)
               5.67%, 9/17/97.................       $   12,967,240
              Shimizu International Finance,
               (LOC: Sanwa Bank):
 19,000,000     5.62%, 11/13/97..................        18,783,474
 14,000,000     5.67%, 9/12/97...................        13,975,745
 15,000,000     5.72%, 9/12/97...................        14,973,783
                                                         60,700,242

              TOTAL COMMERCIAL PAPER
                (COST $2,683,962,127).....            2,683,962,127
CORPORATE NOTES-- 5.5%
 25,000,000   Abbey National Treasury
               Services PLC,
               Medium Term Note,
               6.19%, 4/7/98..................           24,990,444
             BankBoston, Senior Medium
              Term Notes,

 25,000,000   5.74%, 4/21/98...................          25,000,000
 25,000,000   5.90%, 8/7/98....................          25,000,000
 50,000,000   6.05%, 7/17/98...................          50,000,000
  5,000,000  Federal Home Loan Bank,
              5.88%, 2/26/98.................             5,000,000
  5,000,000  Federal National Mortgage
                Association, Notes
              5.53%, 2/13/98...................           5,000,000
 25,000,000  Morgan Guaranty Trust Company
               New York,
                5.93%, 8/31/98.................          24,990,469
  5,000,000   Northern Trust Company Bank,
                Medium Term Note,
                5.96%, 6/17/98.................           5,001,062

 25,000,000   Student Loan Corp.,
                5.76%, 1/14/98.................          25,000,000
              TOTAL CORPORATE NOTES
                (COST $189,981,975)............         189,981,975
U.S. GOVERNMENT-- DISCOUNT-- 0.3%
  5,000,000  Federal Home Loan Mortgage
             Discount Notes,
                5.55%, 9/2/97..................           4,999,241
  5,000,000  Federal National Mortgage
                Association, Discount Notes,
              5.56%, 10/2/97...................           4,976,061
              TOTAL U.S. GOVERNMENT-- DISCOUNT
                (COST $14,975,302).............           9,975,302

TAXABLE MUNICIPALS-- 0.2%
  (COST $5,900,000)
  5,900,000   Brittany Acres,                             5,900,000
                5.90%, VRDN....................




                                  (CONTINUED)

                                       15

                                    EVERGREEN
                                MONEY MARKET FUND

(Evergreen Graphic
     Goes Here)


                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997


 PRINCIPAL
  SHARES                                                   VALUE
MUTUAL FUND SHARES-- 0.0%
  (COST $1,432,838)
  1,432,838   Federated Prime Value
                Obligation Fund................  $    1,432,838
              TOTAL INVESTMENTS--
                (COST $3,464,439,268)...  100.0%  3,464,439,268
              OTHER ASSETS AND
                LIABILITIES-- NET......     0.0         884,598
              NET ASSETS--..............  100.0% $3,465,323,866

(a) Securities may be sold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

SUMMARY OF ABBREVIATIONS:
LOC    Line of Credit
VRDN  Variable Rate Demand Notes

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 1997.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                     PENNSYLVANIA TAX-FREE MONEY MARKET FUND


                                                     (EVERGREEN GRAPHIC
                                                         GOES HERE)

                            SCHEDULE OF INVESTMENTS
                                August 31, 1997

PRINCIPAL
  AMOUNT                                        VALUE
SHORT-TERM MUNICIPAL SECURITIES-- 99.3%
             PENNSYLVANIA-- 98.0%
$1,500,000   Allegheny Cnty. Higher Ed. Bldg.
               Auth. RB, Allegheny Cnty. Cmnty.
               College, Prerefunded @ 100,
               (Ins. by MBIA),
               6.65%, 11/1/97................... $ 1,507,446
             Allegheny Cnty. Hosp. Dev. Auth.
               RB:
 1,000,000   Allegheny Gen. Hosp., Ser.
               1995B,
               (LOC: Morgan Gty. Tr. Co. of NY),
               3.25%, VRDN......................   1,000,000
   800,000   Allegheny Health Ed. & Resh.
               Corp., Ser. A-ACES,
               (LOC: PNC Bk., Pittsburgh),
               3.40%, VRDN......................     800,000
 1,100,000   Allegheny Health Ed. & Resh.
               Corp., Ser. C-ACES,
               (LOC: PNC Bk., Pittsburgh),
               3.40%, VRDN......................   1,100,000
             Allegheny Cnty. Hospital
               Development Revenue:
   405,000   7.75%, 10/1/97.....................     414,394
 1,000,000   Prerefunded @ 102,
               (COLL: US Govt. Sec.),
               7.60%, 10/1/97...................   1,023,145
 3,750,000   Allegheny Cnty. IDR,
               3.70%, VRDN......................   3,750,000
             Beaver Cnty. IDA-PCR:
   300,000   Duquesne Light Co., Beaver
               Vly., Ser. A,
               (LOC: Barclays Bk. PLC),
               3.25%, VRDN......................     300,000
 2,000,000   The Toledo Edison Co.
               Mansfield, Ser. 1992E-TECP,
               (LOC: Toronto Dominion Bk.),
               3.70%, 12/4/97...................   2,000,000
   500,000   Berks Cnty. Municipal Auth. RB,
               Pooled Fin. Prog., Prerefunded
               @100,
               (COLL: US Govt. Sec.),
               7.00%, 9/1/97....................     500,000
 1,000,000   Bucks Cnty. IDA, USX Corp.
               Project, ARB,
               (LOC: Wachovia Bk., NC),
               3.75%, 1/15/98...................   1,000,000

PRINCIPAL
 AMOUNT                                         VALUE
SHORT-TERM MUNICIPAL SECURITIES-- CONTINUED
             PENNSYLVANIA-- CONTINUED
$  100,000   Bucks Cnty. IDA-RRB, SHV Real
               Estate, Inc., Ser. 1984,
               (LOC: ABN-Amro Bk.),
               3.40%, VRDN...................... $   100,000
 1,000,000   Chester Cnty. Hlth. & Ed. Fac.
               Auth. RB, Barclays Friends, Ser.
               A,
               (LOC: Bk. of Ireland),
               3.30%, VRDN......................   1,000,000
   435,000   Coudersport School Dist. GO Bds.,
               (Ins. by FSA),
               3.75%, 9/1/97....................     435,000
             Delaware Cnty. IDA Solid Waste RB,
               Scott Paper Co., 1984:
   700,000   Ser. C,
               3.25%, VRDN......................     700,000
   400,000   Ser. D,
               3.25%, VRDN......................     400,000
 2,000,000   Delaware Vly., Registered Financing
               Bonds,
               (LOC: Credit Suisse),
               3.25%, VRDN......................   2,000,000
 1,000,000   Delaware Vly. Regl. Fin. Auth.
               Local Govt. RB, Ser. 1985A,
               (LOC: Midland Bk. PLC),
               3.25%, VRDN......................   1,000,000
   445,000   East Hempfield Township GO Bds.,
               (Ins. by AMBAC),
               4.25%, 11/1/97...................     445,357
             Emmaus Gen. Auth. Local Govt. RB,
               Ser. 1989:
 1,000,000   (LOC: Midland Bk. PLC)
               3.35%, VRDN......................   1,000,000
 3,300,000   (GIC: Goldman Sachs)
             3.35%, VRDN........................   3,300,000
 1,400,000   Bd. Pool Program, Subsrs. D-11,
               (LOC: Midland Bk. PLC),
               3.40%, VRDN......................   1,400,000
   400,000   Bd. Pool Program, Subsrs. E-8,
               (LOC: Canadian Imperial Bk.
               of Commerce),
               3.35%, VRDN......................     400,000
   425,000   Bd. Pool Program, Subsrs. E-9,
               (LOC: Midland Bk. PLC),
               3.40%, VRDN......................     425,000
 1,400,000   Geisinger Auth. Hlth. Systems
               Revenue,
               (SPA: Morgan Gty. Tr. Co. of NY),
               3.70%, VRDN......................   1,400,000

                                  (CONTINUED)

                                    EVERGREEN
                      PENNSYLVANIA TAX-FREE MONEY MARKET FUND

(Evergreen Graphic Goes Here)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997

PRINCIPAL
  AMOUNT                                            VALUE
SHORT-TERM MUNICIPAL SECURITIES-- CONTINUED
             PENNSYLVANIA-- CONTINUED

$1,600,000  Harrisburg Auth. Lease Revenue,
              Green County Prison Project,
              (COLL: US Govt. Sec),
              5.90%, 6/1/98....................  $ 1,622,656
 2,000,000  Indiana Cnty. Pennsylvania IDA,
              (LOC: UBS),
              3.35%, VRDN......................    2,000,000
   500,000  Lancaster School Dist. GO Bds.,
              (Ins. by FGIC),
              4.00%, 2/15/98...................      500,324
   200,000  Lehigh Cnty. IDA-PCRB, Ser. 1985A,
              (LOC: Rabobank Nederland),
              3.40%, VRDN......................      200,000
   470,000  Lehigh Cnty. Water Auth. RB, Ser.
             1984,
             (SPA: ABN-Amro Bk.),
             3.25%, VRDN......................       470,000
1,960,000  New Castle Area Hosp. Auth. RB,
             Jameson Mem. Hosp.,
             (SPA: PNC Bk.),
             3.40%, VRDN......................     1,960,000
           North Penn Water Auth. RB,
             (Ins. by FGIC)
  500,000    6.75%, 11/1/97.....................     512,233
1,000,000  Prerefunded @ 102,
             6.90%, 11/1/97...................     1,010,104
1,000,000  Northeastern Hosp. & Ed. Auth.
             Rev., Health Care Rev. Wyoming
             Vly., Ser. A,
             (SPA: Kredeitbank N.V.),
             3.30%, VRDN......................     1,000,000
  400,000  Penns Manor Area School Dist.,
             (Ins. by MBIA),
             6.20%, 9/15/97...................       400,327
2,000,000  Pennsylvania HFA,
             4.00%, VRDN*.....................     2,000,000
1,000,000  Pennsylvania Higher Ed. Fac. Auth.
             RB, Allegheny Delaware Vly., Ser.
             D,
             (LOC: PNC Bk., Pittsburgh),
             3.30%, VRDN......................     1,000,000
           Pennsylvania Higher Ed. Facs. Auth.
             RB:
 3,000,000 Allegheny College,
             (LOC: Mellon Bk. PLC),
              3.30%, VRDN......................    3,000,000
   500,000 The Univ. of Pennsylvania
           Health Svs., Ser. 1994B-ACES,
           3.20%, VRDN......................         500,000


PRINCIPAL
  AMOUNT                                            VALUE
SHORT-TERM MUNICIPAL SECURITIES-- CONTINUED
             PENNSYLVANIA-- CONTINUED

$2,000,000     Pennsylvania St. Higher Education
               Standard Loan,
               (LOC: SLMA),
               3.55%, VRDN......................  $2,000,000
             Pennsylvania St. Higher Educational
               Revenue:
 3,000,000   4.50%, 11/15/97....................   3,004,989
 1,445,000   5.75%, 6/15/98.....................   1,466,857
 2,000,000   Philadelphia Pennsylvania Airport
               Revenue,
               3.55%, VRDN*.....................   2,000,000
 2,170,000   Philadelphia Pennsylvania School
               District,
               (LIQ: Merrill Lynch),
               3.35%, VRDN*.....................   2,170,000
 2,000,000   Philadelphia TANS, Ser. A,
               4.50%, 6/30/98...................   2,007,953
             Pittsburgh:
 1,500,000   Floating Rate Receipts,
               (LOC: Societe Generale),
               3.45%, VRDN*.....................   1,500,000
   500,000   GO Refunding Bds.,
               Prerefunded @ 102,
               (Ins. by AMBAC),
               6.80%, 9/1/97....................     510,000
   665,000   Pottstown Borough Sewer Auth. RB,
               4.00%, 11/1/97...................     665,374
   400,000   Sayre Health Care Facs. Auth. RB,
               VHA of Pennsylvania, Inc.,
               Capital
               Asset Fin. Prog., Ser. A,
               (SPA: Mellon Bk. PLC),
               3.30%, VRDN......................     400,000
 2,200,000   Schuylkill Cnty. IDA, Northeastern
               Power Co.,
               (LOC: Credit Local de France),
               3.75%, VRDN......................    2,200,000
 3,200,000   Schuylkill Cnty. IDA Res. Recovery
               RB, Gilberton Pwr.,
               (LOC: Mellon Bk. PLC),
               3.30%, VRDN......................    3,200,000
   500,000   State Public School Bldg. Auth. RB,
               (Ins. by AMBAC),
               7.25%, 10/1/97...................      506,382
 1,000,000   Temple University Of Commonwealth
               of Pennsylvania System,
               4.75%, 5/18/98...................    1,005,799
   160,000   Upper Merion Township GO Bds.,
               3.80%, 11/1/97...................      160,000
                                                   66,373,340

                               (CONTINUED)

                                    18

                                 EVERGREEN
                  PENNSYLVANIA TAX-FREE MONEY MARKET FUND

                                                              (Evergreen Graphic
                                                                  Goes Here)

                   SCHEDULE OF INVESTMENTS (CONTINUED)
                             August 31, 1997

PRINCIPAL
  AMOUNT                                            VALUE
SHORT-TERM MUNICIPAL SECURITIES-- CONTINUED
             PUERTO RICO-- 1.3%
$  875,000   Puerto Rico Indl. Med. &
               Environmental Pollution Control
               Facs. Fin. Auth. RB,
               4.00%, 12/1/97*..................  $   875,000
             TOTAL SHORT-TERM MUNICIPAL
               SECURITIES
               (COST $67,248,340)...............   67,248,340

  SHARES                                            VALUE
MUTUAL FUND SHARES-- 0.2%
  (COST-- $140,000)
   140,000   Federated Pennsylvania Municipal
               Cash Trust (Institutional Service
               Shares)..........................        $   140,000
                   TOTAL INVESTMENTS--
                     (COST $67,388,340)........  99.5%   67,388,340
                   OTHER ASSETS AND
                     LIABILITIES-- NET.........   0.5       316,042
                   NET ASSETS--................ 100.0%  $67,704,382

SUMMARY OF ABBREVIATIONS:
ACES         Adjustable Convertible Extendable Securities
AMBAC        American Municipal Bond Assurance Corp.
ARB          Adjustable Rate Bonds
COLL         Collateral
FGIC         Financial Guaranty Insurance Co.
FSA          Financial Security Assurance Inc.
GIC          Guaranteed Investment Contract
GO           General Obligations
HFA          Housing Finance Authority
IDA          Industrial Development Authority
IDR          Industrial Development Revenue
LIQ          Liquidity Provider
LOC          Letter of Credit
MBIA         Municipal Bond Investors Assurance Corp.
PCR          Pollution Control Revenue
PCRB         Pollution Control Revenue Bond
RB           Revenue Bonds
RRB          Refunding Revenue Bonds
SLMA         Student Loan Marketing Association
SPA          Securities Purchase Agreement
TANS         Tax Anticipation Notes
TECP         Tax Exempt Commercial Paper
VHA          Veterans' Health Administration
VRDN         Variable Rate Demand Notes

Adjustable Rate Bonds are putable back to the issuer or other parties not affiliated with the issuer at par on the interest reset dates. Interest rates are determined and set by the issuer quarterly, semi-annually or annually depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 1997.

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 1997.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; standby bond purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

* Securities may be sold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
(Evergreen Graphic         TAX EXEMPT MONEY MARKET FUND
   Goes Here)
                            SCHEDULE OF INVESTMENTS
                                August 31, 1997

 PRINCIPAL
  AMOUNT                                            VALUE
SHORT-TERM INVESTMENTS-- 99.6%

              ALABAMA-- 2.4%
              Alabama IDA-IDRB:
$ 2,290,000   Air-Dro Cylinders, Inc.,
                (LOC: Southtrust Bank of
                Alabama, N.A.),
                3.75%, VRDN.................... $    2,290,000
  3,590,000   Automation Technologies Ind.,
                Inc., (LOC: Columbus Bank &
                Trust Co.),
                3.75%, VRDN....................      3,590,000
              Coml. Dev. Auth. of the City of
                Birmingham RB:
  1,090,000   Avondale Comm. Park, Phase II,
                (LOC: Amsouth Bank, N.A.),
                3.70%, VRDN....................      1,090,000
    645,000   Southside Business Ctr.,
                (LOC: Amsouth Bank, N.A),
                3.70%, VRDN....................        645,000
  2,955,000   IDB of Mobile County RB, Sherman
                Intl. Corp., Ser. 1994A, (LOC:
                Columbus Bank & Trust Co.),
                3.75%, VRDN....................      2,955,000
 14,590,000   Mobile Alabama IDB-PCRB,
                International Paper Project,
                (Gtd. by International Paper),
                4.00%, 10/15/97................     14,590,000
                                                    25,160,000
              ALASKA-- 2.0%
 19,620,000   Alaska State Dept. Admin. COP,
                Ser. PT-94, (LIQ: Credit Suisse
                First Boston & Ins. by Capital
                Mkt. Assuran),
                3.50%, VRDN....................     19,620,000
    785,000   Anchorage Alaska Hospital RB,
                6.50%, 10/1/97.................        786,457
    750,000   Kenai Peninsula Borough Alaska,
                GO, (Ins. by AMBAC),
                8.20%, 1/1/98..................        759,937
                                                    21,166,394
              ARIZONA-- 0.7%
  7,500,000   IDA of the City of Glendale RB,
                Thunderbird Gardens,
                (LOC: Sumitomo Bank, Ltd.),
                3.70%, VRDN....................      7,500,000
    200,000   Maricopa County IDA,
                McLane Co., Inc., Ser. 1984,
                (LOC: Wachovia Bank of
                Georgia),
                3.80%, VRDN....................        200,000
                                                     7,700,000
 PRINCIPAL
  AMOUNT                                            VALUE
SHORT-TERM INVESTMENTS-- CONTINUED
              CALIFORNIA-- 8.3%
$ 2,535,000   California Statewide Community
                Development MHRB, Argis
                Pleasant Hill Project,
                (LOC: Banque Paribas),
                3.65%, VRDN.................... $    2,535,000
  4,250,000   City of Paramount MHRB, Century
                Place Apt., Ser. 1989A,
                (LOC: Heller Finl. Inc.),
                3.99%, VRDN....................      4,250,000
  2,500,000   City of Simi Valley
                IDA-IDRB, Wambold Furniture,
                Ser. 1984, (LOC: Wells Fargo
                Bank, N.A.),
                3.90%, VRDN....................      2,500,000
  1,900,000   Glenn County IDA-PCRB,
                Land O'Lakes, Inc., Ser. 1995,
                (LOC: Sanwa Bank, Ltd.),
                3.75%, VRDN....................      1,900,000
  5,000,000   Los Angeles, California MHRB,
                Channel Gateway Apts.,
                (LOC: Fuji Bank, Ltd.),
                3.90%, VRDN....................      5,000,000
  1,100,000   Ontario California IDA, Erenberg
                Bros. Project,
                (LOC: Tokai Bank, Ltd.),
                3.95%, VRDN....................      1,100,000
 12,200,000   Orange County California
                Apartment Development ARB,
                (Villas De La Paz), Issue O,
                (LOC: Tokai Bank, Ltd.),
                4.35%, 8/15/98.................     12,200,000
  5,000,000   Orange County California
                Apartment Development ARB,
                (Villas Aliento Project), Issue
                R,
                (LOC: Tokai Bank, Ltd.),
                4.35%, 8/15/98.................      5,000,000
              Pitney Bowes Corp. Leasetops
                Trs.:
 23,670,645   Bart Telesystem Lease, (LOC:
                ABN-Amro Bank, N.V.),
                3.65%, VRDN*...................     23,670,645
 12,930,099   San Diego Regl. Comm. Sys.
                Lease, Ser. 1996A,
                (LOC: Landesbank Hessen & Ins.
                by Pitney Bowes),
                3.65%, VRDN*...................     12,930,099
 15,375,000   San Bernardino County COP Medical
                Center Financing Project, Ser.
                1995, (LIQ: Merrill Lynch &
                Ins. by MBIA),
                3.60%, VRDN....................     15,375,000
                                                    86,460,744

                                  (CONTINUED)

                                    EVERGREEN
                           TAX EXEMPT MONEY MARKET FUND      (Evergreen Graphic
                                                                  Goes Here)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997

 PRINCIPAL
  AMOUNT                                            VALUE
SHORT-TERM INVESTMENTS-- CONTINUED
              COLORADO-- 1.3%
$ 2,500,000   Adams County IDRB, Yellow Freight
                Sys., Inc., Ser. 1983, (LOC:
                Union Bank of Switzerland),
                3.70%, VRDN.................... $    2,500,000
  1,100,000   Arapahoe County MHRB,
                Stratford Sta., Ser. 1994,
                (LOC: Heller Finl., Inc.),
                4.15%, VRDN....................      1,100,000
  4,760,000   Colorado HFA RB MERLOTS, Ser.
                C-ARB, (LIQ: Corestates Bank,
                N.A.),
                4.15%, 11/1/97.................      4,760,000
  3,000,000   Dove Valley Metropolitan District
                Arapahoe County GO, Ser.
                1996C-ARB, (LOC: Dai-Ichi
                Kangyo Bank, Ltd.),
                4.15%, 11/1/97.................      3,000,000
  2,680,000   Parkview Met. District Arapahoe
                County GO, Ser. 1993,
                (LIQ: Colorado National Bank),
                3.60%, VRDN....................      2,680,000
                                                    14,040,000
              DELAWARE-- 0.7%
  3,000,000   Delaware EDA-IDRB, Arlon, Inc.,
                Ser. 1989, (LOC: Bank of
                America, IL),
                3.85%, VRDN....................      3,000,000
  1,640,000   Delaware Hsg. Auth. RB MERLOTS,
                Ser. G ARB,
                (LIQ: Corestates Bank, N.A. &
                Ins. by FGIC),
                4.20%, 9/1/97..................      1,640,000
  2,480,000   New Castle County EDRB,
                Toys R Us, (LOC: Bankers Trust
                Co., NY),
                3.60%, VRDN....................      2,480,000
                                                     7,120,000
              DISTRICT OF COLUMBIA-- 1.4%
    500,000   District of Columbia, GO Series
                A,
                (Ins. by AMBAC),
                7.25%, 6/1/98..................        511,799
  5,120,000   District of Columbia GO Ref.,
                Puttable Floating Opt. Tax-
                Exempt Rcpt., Ser. PA-64, Ser.
                1993C, (LIQ: Merrill Lynch &
                Ins. by FGIC),
                3.60%, VRDN....................      5,120,000
 PRINCIPAL
  AMOUNT                                            VALUE
SHORT-TERM INVESTMENTS-- CONTINUED
              DISTRICT OF COLUMBIA-- CONTINUED
$ 4,500,000   District of Columbia Hsg. Fin.
                Agy. Single Family Mortgage RB,
                Series 1997C-ARB,
                (COLL: GNMA),
                4.05%, 9/1/98.................. $    4,500,000
  5,000,000   District of Columbia Hsg. Fin.
                Agy., Single Family Mortgage
                RB, Ser. 1996 C-ARB,
                (Invest. Agreement: Trinity
                Funding Corp.),
                3.90%, 12/1/97.................      5,000,000
                                                    15,131,799
              FLORIDA-- 1.9%
  2,800,000   Orange County HFA MHRB, Oakwood
                Project, Ser. E,
                (LOC: Fleet Bank, N.A.),
                4.15%, 10/1/97.................      2,800,000
    955,000   Palm Beach County Hsg. RB,
                Meridian Hsg., Ser. 1985,
                (LOC: Union Bank of California,
                N.A.),
                4.33%, VRDN....................        955,000
  5,875,000   Palm Beach County School Board,
                MSTR Ser. 1996B,
                (LIQ: Norwest Bank, MN
                & Ins. by AMBAC),
                3.55%, VRDN....................      5,875,000
  9,900,000   Tampa Florida Capital Improvement
                Program RB Puttable Floating
                Trust Rcpt. PT-96, (LOC:
                Rabobank Nederland N.V.; LIQ:
                Bayerische Hypotheken-und and
                Wechsel-Bank AG),
                3.60%, 9/4/97..................      9,900,000
                                                    19,530,000
              GEORGIA-- 1.4%
  1,000,000   Albany Dougherty County Hosp. RB,
                Ser. 1984A,
                (Gtd. by Merck & Co.),
                3.85%, VRDN....................      1,000,000
  5,000,000   Albany Dougherty Payroll Series
                1982A, (Gtd. by Merck & Co.),
                3.60%, VRDN....................      5,000,000
  6,000,000   Polk County Dev. Auth. RB, Kimoto
                Tech. Inc., Ser. 1985,
                (LOC: Indl. Bank of Japan,
                Ltd.),
                3.85%, VRDN....................      6,000,000

                                  (CONTINUED)

                                    EVERGREEN
(Evergreen Graphic         TAX EXEMPT MONEY MARKET FUND
   Goes Here)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997

 PRINCIPAL
  AMOUNT                                            VALUE

SHORT-TERM INVESTMENTS-- CONTINUED
              GEORGIA-- CONTINUED
$ 2,200,000   Columbus Hsg. Auth. MHRB Ref.,
                Quail Ridge Project, Ser. 1988,
                (LOC: Columbus Bank & Trust
                Co.),
                3.75%, VRDN.................... $    2,200,000
                                                    14,200,000
              ILLINOIS-- 13.7%
  2,820,000   Arlington Heights Illinois MHRB,
                (LOC: Heller Finl., Inc.),
                3.90%, VRDN....................      2,820,000
 14,850,000   Chicago Illinois Board of
                Education Return Bonds, MERLOTS
                (LIQ: Corestates Bank, N.A. &
                Ins. by AMBAC),
                3.61%, VRDN....................     15,323,574
  1,700,000   Chicago IDR,
                Federal Marine Terminal
                Project,
                (LOC: Canadian Imperial Bank of
                Commerce),
                3.70%, VRDN....................      1,700,000
  9,670,000   City of Aurora MHRB, Fox Vly Vlg.
                Apts, Ser. 1993,
                (LOC: Sumitomo Bank, Ltd.),
                3.65%, VRDN....................      9,670,000
  2,900,000   City of Chicago GO, MSTR SAK-13,
                Series 1995A-2,
                (LIQ: Credit Suisse First
                Boston & Ins. by AMBAC),
                3.55%, VRDN....................      2,900,000
 29,000,000   City of Oakbrook Terrace MHRB,
                Renaissance, Ser. 1985A-ARB,
                (LOC: Bayerische Landesbank,
                Girozentrale),
                4.90%, VRDN....................     29,000,000
  4,000,000   City of Peoria Solid Waste
                Disposal RB, PMP Fermentation
                Products,
                Inc., Ser. 1996, (LOC: Sanwa
                Bank, Ltd.),
                3.80%, VRDN....................      4,000,000
  5,900,000   City of West Chicago IDRB, Acme
                Printing Inc., Ser. 1989,
                (LOC: Bank of Tokyo-Mitsubishi,
                Ltd.),
                3.975%, VRDN...................      5,900,000
  4,500,000   Crawford County Illinois
                Manufacturing Facilities RB,
                Fair-Rite Prdts. Corp., (LOC:
                Corestates Bank, N.A.),
                3.65%, VRDN....................      4,500,000
 PRINCIPAL
  AMOUNT                                            VALUE
SHORT-TERM INVESTMENTS-- CONTINUED
              ILLINOIS-- CONTINUED
$ 3,500,000   Illinois Dev. Fin. Auth. EDRB,
                MTI Corp.,
                (LOC: Indl. Bank of Japan,
                Ltd.),
                4.10%, VRDN.................... $    3,500,000
  6,800,000   Illinois Dev. Fin. Auth. RB, Gen.
                Accident Ins. Co., Ser. 1985-
                ARB, (Gtd. by Gen. Accident
                Ins. Co. of Amer.),
                3.70%, 9/1/97..................      6,800,000
  3,500,000   Illinois Dev. Fin. Auth. RB,
                Decatur Mental Health Ctr.
                (LOC: First of America, IL),
                3.50%, VRDN....................      3,500,000
  3,500,000   Illinois Ed. Fac. Auth. RB,
                Cultural Pooled Financing
                Program,
                (LOC: First National Bank of
                Chicago, Inc.)
                3.35%, VRDN....................      3,500,000
  6,566,021   Lasalle Natl. Bank Leasetops
                Trs.,
                Ser. 1995A,
                (LIQ: LaSalle National Bank),
                3.65%, VRDN*...................      6,566,021
 16,640,000   Village of Hazel Crest Retirement
                Ctr. RB, Waterford Estates,
                Ser. 1992A,
                (LOC: Sumitomo Bank, Ltd.),
                3.65%, VRDN....................     16,640,000
 10,000,000   Village of Schaumburg MHRB,
                Treehouse II Apt., Ser. 1989,
                (LOC: Sumitomo Bank, Ltd.),
                3.65%, VRDN....................     10,000,000
  2,000,000   Village of Skokie EDRB, Skokie
                Fashion Square Assn., Ser.
                1984, (LOC: LaSalle National
                Bank),
                3.725%, VRDN...................      2,000,000
 15,210,000   Village of Vernon Hills MHRB,
                Hawthorn Lakes, Ser. 1991,
                (LIQ: Fuji Bank, Ltd. & Ins. by
                FSA),
                3.80%, VRDN....................     15,210,000
                                                   143,529,595
              INDIANA-- 1.6%
  6,500,000   Avilla EDRB, Pent Assemblies
                Inc., Ser. 1996-ARB, (LOC: Fort
                Wayne National Bank),
                4.35%, 2/1/98..................      6,500,000
  7,600,000   City of Fort Wayne PCRB, Gen.
                Mtrs. Corp.,
                (Gtd. by Gen. Mtrs. Corp.),
                3.55%, VRDN....................      7,600,000

                                  (CONTINUED)

                                    EVERGREEN
                           TAX EXEMPT MONEY MARKET FUND       (Evergreen Graphic
                                                                   Goes Here)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997

 PRINCIPAL
  AMOUNT                                            VALUE
SHORT-TERM INVESTMENTS-- CONTINUED
              INDIANA-- CONTINUED
$ 2,000,000   City of South Bend MHRB, Maple
                Lane Assn., Ser. 1987,
                (LOC: FHLB of Indianapolis),
                3.60%, VRDN.................... $    2,000,000
    925,000   Decatur Indl. EDA-RB, Silberline
                Mfg. Co. Inc., (LOC: Corestates
                Bank, N.A.),
                4.30%, 12/1/97.................        925,000
                                                    17,025,000
              IOWA-- 1.3%
  3,800,000   Algona IDR, George A.
                Hormel & Co.,
                (LOC: Sumitomo Bank Ltd.),
                3.75%, VRDN....................      3,800,000
              City of Council Bluffs RB,
                Catholic
                Hlth. Corp.:
  2,240,000   Mercy Hospital Project
                4.00%, 10/1/97.................      2,240,000
  7,025,000   Ser. 1985, Mercy Hospital Project
                (LOC: Fuji Bank, Ltd.),
                4.00%, 10/1/97.................      7,025,000
                                                    13,065,000
              KANSAS-- 0.4%
    540,000   City of Manhattan Tax Increment
                RRB, Central Business Dist. Tax
                Increment Redev., Ser. 1996A,
                (Ins. by Asset Guaranty),
                4.10%, 12/1/97.................        540,000
  1,800,000   City of Prairie Village MHRB,
                J.C.
                Nichol's Co., Ser. 1985,
                (Gtd. by Principal Mutual Life
                Ins. Co.),
                4.00%, VRDN....................      1,800,000
              City of Salina RB (Salina Central
                Mall L.P.), Ser. 1984, (LOC:
                National Bank of St. Louis):
  1,200,000   Dillard's,
                3.60%, VRDN....................      1,200,000
  1,105,000   Penny's,
                3.60%, VRDN....................      1,105,000
                                                     4,645,000
              KENTUCKY-- 1.9%
 20,300,000   County of Ohio PCRB, Big Rivers
                Elec. Corp., Ser. 1985,
                (LOC: Chemical Bank),
                3.95%, VRDN....................     20,300,000
              LOUISIANA-- 0.6%
  3,400,000   Bastrop IDB-PCRB,
                International Paper Project,
                ARB,
                (Gtd. by International Paper),
                4.00%, 10/15/97................      3,400,000
 PRINCIPAL
  AMOUNT                                            VALUE
SHORT-TERM INVESTMENTS-- CONTINUED
              LOUISIANA-- CONTINUED
$ 3,050,000   IDB of the Parish of Bossier,
                Inc., H. J. Wilson Co., Inc.,
                Ser. 1982-ARB,
                (LIQ: Canadian
                Imperial Bank of Commerce),
                4.00%, 12/1/97................. $    3,050,000
                                                     6,450,000
              MAINE-- 0.4%
  3,685,000   Jay Solid Waste Disposal RB,
                International Paper Project
                ARB,
                (Gtd. by International Paper),
                4.20%, 6/1/98..................      3,685,000
              MASSACHUSETTS-- 0.2%
    400,000   Massachusetts Indl. Finl. Agy.,
                Copley Pharmacy,
                (LOC: First National Bank of
                Boston),
                4.58%, VRDN....................        400,000
    600,000   Massachusetts Indl. Finl. Auth.
                IDRB, Leavy Realty & Jen-coat
                Metal, Ser. 1994, (LOC: First
                National Bank of Boston),
                4.33%, VRDN....................        600,000
    700,000   Massachusetts Indl. Finl. Auth.
                IDRB, Portland Causeway Rlty.,
                Ser. 1988,
                (LOC: Citibank, N.A.),
                4.33%, VRDN....................        700,000
                                                     1,700,000
              MICHIGAN-- 0.4%
4,315,000..   Sault Ste. Marie Tribe Bldg.
              Auth. RB, Ser. 1996A ARB, (LOC:
                First of America Bank, N.A.),
                4.42%, 12/1/97.................      4,315,000
              MINNESOTA-- 8.0%
 27,135,000   Capital Investors Tax Exempt Fund
                Ltd., Partnership, Ser. 1996-5,
                (LOC: Swiss Bank Corp.),
                3.60%, VRDN....................     27,135,000
 14,905,000   City of Eden Prairie MHRB, Park
                at City West Apt., Ser. 1990,
                (LOC: Sumitomo Bank, Ltd.),
                3.65%, VRDN....................     14,905,000
  2,300,000   City of Robbinsdale IDR, Unicare
                Homes, Inc., Ser. 1984,
                (LOC: Banque Paribas),
                3.60%, VRDN....................      2,300,000
  4,420,000   Dakota & Washington Counties Hsg.
                & Redev. Auth., ARB MERLOTS,
                Ser. J,
                (LOC: Corestates Bank, N.A.),
                4.20%, 9/1/97..................      4,420,000

                                  (CONTINUED)

                                    EVERGREEN
(Evergreen Graphic         TAX EXEMPT MONEY MARKET FUND
    Goes Here)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997

 PRINCIPAL
  AMOUNT                                            VALUE
SHORT-TERM INVESTMENTS-- CONTINUED
              MINNESOTA-- CONTINUED
$ 4,220,000   Minneapolis GO Sports Arena, MSTR
                Ser. 1996A,
                (LIQ: Norwest Bank, MN),
                3.55%, VRDN.................... $    4,220,000
    765,000   Minneapolis/St. Paul Hsg. Fin.
                Bd. RB, Minneapolis/Saint Paul
                Fam. Hsg. Prog., Phase VI, ARB,
                (COLL: GNMA),
                4.00%, 11/1/97.................        765,000
  1,960,000   Plymouth, Minnesota MHRB, At-
                the-Lakes Apts., (LOC: FNMA),
                3.70%, VRDN....................      1,960,000
  1,510,000   Richfield Independent School
                District #280, MSTR Ser. 1994P,
                (LIQ: First Bank, N.A. & Ins.
                by FGIC),
                3.55%, VRDN....................      1,510,000
    750,000   Southern Minnesota Muni. Pwr.
                Agy. Supply Sys., MSTR Ser.
                1996I, (LIQ: Norwest Bank, MN &
                Ins. by FGIC),
                3.55%, VRDN....................        750,000
  1,000,000   Spring Lake Park ISD No. 16, MSTR
                Ser. 1996G,
                (LIQ: Norwest Bank, MN & Ins.
                by MBIA),
                3.55%, VRDN....................      1,000,000
 24,200,000   St. Louis Park Hlth. Care Fac. RB
                Fltg. Tr. Cert., (LIQ: Norwest
                Bank, MN & Ins. by AMBAC),
                3.55%, VRDN....................     24,200,000
                                                    83,165,000
              MISSOURI-- 0.4%
  4,330,000   Missouri Dev. Fin. Bd. IDRB,
                Cook Composites & Polymers
                Co., Ser. 1994,
                (LOC: Societe Generale),
                3.80%, VRDN....................      4,330,000
              MONTANA-- 0.1%
    710,000   Butte Silver Bow City & County,
                Copper City Assn., Ser. 1988,
                (LOC: Bank of America, N.T. &
                S.A.),
                3.55%, VRDN....................        710,000
              NEBRASKA-- 0.4%
  4,200,000   Lancaster County IDRB, Mid-
                America, Inc., Ser. 1994,
                (LOC: Heller Finl., Inc.),
                3.90%, VRDN....................      4,200,000
 PRINCIPAL
  AMOUNT                                            VALUE
SHORT-TERM INVESTMENTS-- CONTINUED
              NEW JERSEY-- 4.1%
              County of Essex, BAN,
$ 5,000,000   Ser. 1997A 4.25%, 8/7/98......... $    5,013,880
 15,000,000   Ser. 1996A 4.50%, 9/17/97........     15,002,836
  4,220,000   Jersey City, Refunding Notes,
                Real Property Tax Appeals,
                4.13%, 1/16/98.................      4,221,880
 10,000,000   Jersey City, BAN,
                4.75%, 9/26/97.................     10,004,601
  8,140,000   Jersey City, Refunding Notes,
                4.30%, 9/26/97.................      8,139,181
                                                    42,382,378
              NEW MEXICO-- 0.5%
  4,855,000   County of Sandoval MHRB,
                Arrowhead Ridge Apts., Ser.
                1996-ARB, (FGIC),
                4.65%, 12/31/97................      4,855,000
              NEW YORK-- 9.0%
              Battery Park City Auth. Hsg. RB,
                Marina Towers Tender Corp.,
                (LOC: Sumitomo Bank Ltd.):
  8,560,000   Ser. A,
                3.85%, VRDN....................      8,560,000
  7,765,000   Ser. B,
                3.85%, VRDN....................      7,765,000
 26,200,000   New York City Municipal Wtr. Fin.
                Auth., Wtr. & Swr. RB (LOC:
                Societe General & Ins. by
                MBIA),
                3.45%, VRDN....................     26,200,000
 32,600,000   New York City GO, Series L,
                (LIQ: Merrill Lynch),
                3.50%, VRDN....................     32,600,000
 10,100,000   New York State Med. Care Fac.
                Finance Agency RB, Fltg-Rate
                Rcpts. PT-100, (LIQ: Credit
                Suisse & Ins. by FHA),
                4.00%, VRDN....................     10,100,000
  8,305,000   New York State Thruway Auth.
                General RB, MSTR-SG119, (LIQ:
                Societe Generale),
                3.80%, VRDN....................      8,305,000
                                                    93,530,000
              NORTH CAROLINA-- 0.7%
  3,600,000   Cabarrus County Indl. Fac. PCRB,
                Oiles America Corp., Ser. 1989,
                (LOC: Indl. Bank of Japan,
                Ltd., NY),
                4.00%, VRDN....................      3,600,000

                                  (CONTINUED)

                                    EVERGREEN
                           TAX EXEMPT MONEY MARKET FUND       (Evergreen Graphic
                                                                   Goes Here)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997

 PRINCIPAL
  AMOUNT                                            VALUE
SHORT-TERM INVESTMENTS-- CONTINUED
              NORTH CAROLINA-- CONTINUED
$ 3,000,000   Guilford County Indl. Fac.
                PCRB Sewage Disp., High Pt.
                Chem., Ser. 1994, (LOC:
                Sumitomo Bank, Ltd., NY),
                3.70%, VRDN.................... $    3,000,000
    470,000   NCNB Pooled Tax-Exempt Tr. COP,
                Ser. 1990A,
                (LOC: NationsBank, N.A.),
                4.25%, VRDN....................        470,000
                                                     7,070,000
              OHIO-- 0.4%
              Ohio Hsg. Fin. Agy. MHRB:
                Pine Crossing Project, (LOC:
                Sumitomo Bank, Ltd.),
  1,130,000   3.85%, VRDN......................      1,130,000
  3,000,000   10 Wilmington Place, Ser. 1991B,
                (LIQ: Fuji Bank, Ltd. & Ins. by
                FSA),
                3.80%, VRDN....................      3,000,000
                                                     4,130,000
              OREGON-- 0.4%
              Oregon EDRB Series CLVI:
                (LOC: Union Bank of California,
                N.A.),
  1,830,000   Pacific Coast Seafoods Co.,
                3.75%, VRDN....................      1,830,000
  1,130,000   Pacific Oyster Co.,
                3.75%, VRDN....................      1,130,000
  1,200,000   Oregon State EDRB; Georgia-
                Pacific Corp., 95A Project,
                (LOC: Deutsche Genossen-
                schaftshank),
                3.65%, VRDN....................      1,200,000
                                                     4,160,000
              PENNSYLVANIA-- 5.2%
  2,400,000   Chartiers Valley Industrial and
                Commercial Dev. Auth., William
                Penn Place Project,
                (LOC: Corestates Bank, N.A.),
                4.10%, VRDN....................      2,400,000
  2,855,000   Chester County IDA Mfg. Fac. RB,
                Devault Packing Co., Inc.,
                Ser. 1995,
                (LOC: Corestates Bank, N.A.),
                3.65%, VRDN....................      2,855,000
  8,100,000   City of Philadelphia GO,
                Ser. 1990 TECP,
                (LOC: Fuji Bank, Ltd. NY),
                3.90%, 9/15/97.................      8,100,000
 PRINCIPAL
  AMOUNT                                            VALUE
SHORT-TERM INVESTMENTS-- CONTINUED
              PENNSYLVANIA-- CONTINUED
$10,000,000   City of Philadelphia Water and
                Waste Water Rev., MSTR
                #11 ARB,
                (LIQ: Bear Stearns Capital
                Markets & Ins. by FGIC),
                4.15%, 6/4/98*................. $   10,000,000
    500,000   Elk County IDA-IDRB Ref.,
                Stackpole Corp. Project,
                Ser. 1989,
                (LOC: Fleet Bank, N.A.),
                4.33%, VRDN....................        500,000
    650,000   Lawrence County IDA-PCRB, Calgon
                Carbon, Ser. 1983A,
                (Gtd. by Merck & Co.),
                3.85%, VRDN....................        650,000
  1,990,000   Monroe County IDA-RB, United
                Steel, Ser. A,
                (LOC: Corestates Bank, N.A.),
                3.65%, VRDN....................      1,990,000
  1,200,000   Montgomery County IDA-RB, Laneko
                Engineering Co.,
                Ser. 1995,
                (LOC: Corestates Bank, N.A.),
                3.65%, VRDN....................      1,200,000
 13,250,000   Montgomery County PA Higher Ed.
                and Hlth Auth. RB, Higher
                Education on Health Loan, (LOC:
                Dauphin Deposit Bank & Trust),
                3.50%, VRDN....................     13,250,000
  1,000,000   Montgomery County Series A
                IDA-RB, Noesc Tech. Inc.,
                (LOC: Corestates Bank, N.A.),
                3.65%, VRDN....................      1,000,000
  1,235,000   Pennsylvania Econ. Dev. Fin.
                Auth. RB, C.F. Martin & Co.,
                Inc., Ser. H, (LOC: Corestates
                Bank, N.A.),
                3.65%, VRDN....................      1,235,000
  3,460,000   Pennsylvania Hsg. Fin. Agy.
                MERLOTS, Ser. I-ARB,
                (LOC: Corestates Bank, N.A.),
                4.125%, 10/1/97................      3,460,000
    920,000   Reading School District GO,
                Ser. 1997,
                3.95%, 1/15/98.................        920,315
  2,000,000   Schuylkill County IDA-RB, Craftex
                Mills, Inc.,
                (LOC: Corestates Bank, N.A.),
                3.65%, VRDN....................      2,000,000
  1,945,000   West Cornwall Twp. Muni. Auth.
                RB, Lebanon Valley Brethren
                Home, Ser. 1995,
                (LOC: Corestates Bank, N.A.),
                3.60%, VRDN....................      1,945,000

                                  (CONTINUED)

                                    EVERGREEN
(Evergreen Graphic          TAX EXEMPT MONEY MARKET FUND
    Goes Here)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997

 PRINCIPAL
  AMOUNT                                            VALUE
SHORT-TERM INVESTMENTS-- CONTINUED
              PENNSYLVANIA-- CONTINUED
$ 3,065,000   Westmoreland County IDA-IDRB,
                White Consolidated Ind., Inc.,
                ARB,
                (LOC: Bank of Nova Scotia),
                4.35%, 12/1/97................. $    3,067,957
                                                    54,573,272
              SOUTH CAROLINA-- 2.3%
  3,500,000   Darlington County IDA-IDRB,
                Hobert Corp., Ser. 1995,
                (LOC: Fuji Bank, Ltd.),
                3.85%, VRDN....................      3,500,000
              Georgetown County SC, PCRB,
                International Paper Project,
                ARB,
                (Gtd. by International Paper):
  4,780,000   4.00%, 9/1/97....................      4,780,000
 11,250,000   4.00%, 9/1/98....................     11,250,000
    950,000   South Carolina Jobs EDA Hosp.
                Facs. RB, Beloit Corp.,
                (LOC: Cr. Coml. de France),
                3.85%, VRDN....................        950,000
              South Carolina Jobs EDA-EDRB:
    600,000   Ridge Pallets, Ser. B,
                (LOC: Cr. Coml. de France),
                3.85%, VRDN....................        600,000
  2,700,000   Roller Bearing Co., Ser. 1994A,
                (LOC: Heller Finl. Inc.),
                4.10%, VRDN....................      2,700,000
    750,000   Tuttle Co., Inc., Ser. A,
                (LOC: NationsBank, N.A.),
                3.85%, VRDN....................        750,000
                                                    24,530,000
              SOUTH DAKOTA-- 0.5%
  5,285,000   Rapid City EDRB, Civic Center
                Assoc.,
                (LOC: CitiBank, N.A.),
                3.65%, VRDN....................      5,285,000
    400,000   South Dakota EDA-RB, Lumar
                Development Co.,
                (LOC: First Bank, N.A.),
                3.65%, VRDN....................        400,000
                                                     5,685,000
              TENNESSEE-- 6.1%
  2,600,000   Bristol IDB, Robinette Co., (LOC:
                First American Nat'l Bank),
                3.80%, VRDN....................      2,600,000
 PRINCIPAL
  AMOUNT                                            VALUE
SHORT-TERM INVESTMENTS-- CONTINUED
              TENNESSEE-- CONTINUED
              IDB of Met. Govt. of Nashville &
                Davidson County, Ser. 1989:
                (LOC: Sumitomo Bank Ltd.),
$ 8,995,000   Beechwood Terrace Apts.,
                3.65%, VRDN.................... $    8,995,000
  4,680,000   Belle Valley,
                3.65%, VRDN....................      4,680,000
  6,710,000   Graybrook Apts.,
                3.65%, VRDN....................      6,710,000
  3,200,000   IDB of the City Chattanooga RRB,
                Radisson Read House, Ser. 1995,
                (LOC: Heller Finl. Inc.),
                4.20%, VRDN....................      3,200,000
  5,000,000   IDB of the City of Morristown
                IDRB, Camvac Intl., Inc., Ser.
                1983, (LOC: ABN Amro Bank),
                3.725%, VRDN...................      5,000,000
  4,400,000   Jackson Tennessee Hlth. and Ed.
                Hsg. Fac. RB, Union University,
                (LOC: First American Nat'l
                Bank),
                3.65%, VRDN....................      4,400,000
 10,000,000   Johnson City Sales Tax RB, MSTR-
                SGAYS, (LOC: Societe Generale &
                Ins. by FGIC),
                3.50%, VRDN....................     10,000,000
  5,000,000   Maryville IDB of Ed., RB,
                Maryville College (LOC: First
                American
                Nat'l Bank),
                3.65%, VRDN....................      5,000,000
    700,000   Metro Government Nashville &
                Davidson County IDRB,
                (LOC: First Bank, N.A.),
                3.75%, VRDN....................        700,000
    500,000   Shelby County Tennessee Hlth.,
                Ed. and Hsg., MHRB, 99 Tower
                Place, (LOC: Boatman's Bank,
                St. Louis, MO),
                4.05%, VRDN....................        500,000
  4,285,000   Smyrna Hsg. Assn. MHRB,
                Imperial Gardens Apts., Ser.
                1989,
                (LOC: Sumitomo Bank, Ltd.),
                3.65%, VRDN....................      4,285,000
  8,000,000   Wilson County, Knight Leasing
                Co., IDRB, (LOC: First American
                Nat'l Bank),
                3.80%, VRDN....................      8,000,000
                                                    64,070,000

                                  (CONTINUED)

                                    EVERGREEN
                           TAX EXEMPT MONEY MARKET FUND       (Evergreen Graphic
                                                                   Goes Here)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997

 PRINCIPAL
  AMOUNT                                            VALUE
SHORT-TERM INVESTMENTS-- CONTINUED
              TEXAS-- 7.1%
$10,890,000   Aldine Independent School
                District, MSTR SGB30
                (LOC: Societe Gen'l & Gtd. by
                Permanent School Fund),
                3.40%, VRDN.................... $   10,890,000
  2,900,000   Dallas Indl. Dev. Corp. RB, Crane
                Plumbing Project,
                3.85%, VRDN....................      2,900,000
  4,000,000   Dallas Independent School
                District, MSTR#6, Class A-ARB,
                (LIQ: Credit Suisse & Gtd. by
                Permanent School Fund),
                4.00%, 12/8/97*................      4,000,000
  5,985,000   Galveston Hsg. Fin. Corp. MHRB
                Ref., Village by the Sea Apt.,
                Ser. 1993, (LIQ: Sumitomo Bank,
                Ltd. & Ins. by FHA),
                3.60%, VRDN....................      5,985,000
  7,005,000   NCNB Pooled Tax-Exempt Tr. COP,
                Ser. 1990B,
                (LOC: NationsBank of Texas),
                4.25%, VRDN....................      7,005,000
  4,000,000   Port of Corpus Christi Auth.
                Nueces County RRB, Union
                Pacific Corp., Ser. 1989 TECP,
                (Gtd. by Union Pacific Corp.),
                4.00%, 12/19/97................      4,000,000
 34,825,000   San Antonio Electric and Gas RB,
                MSTR SG104
                (LIQ: Societe Generale),
                3.55%, VRDN....................     34,825,000
  4,380,000   Tarrant County Hsg. Fin. Corp.
                MHRB Ref., Lincoln Meadows
                Project, Ser. 1988 ARB, (Surety
                Bond: Continental Casualty
                Corp.),
                4.10%, 12/1/97.................      4,379,879
                                                    73,984,879
              UTAH-- 5.4%
  2,700,000   Summit County IDRB, Hornes'
                Kimball Junction L.P.,
                Ser. 1985,
                (LOC: West One Bank, Idaho),
                3.85%, VRDN....................      2,700,000
              Tooele County Hazardous Waste
                Treatment RB, Union Pacific
                Corp., Ser. A, TECP,
                (Gtd. by Union Pacific Corp.):
 10,000,000   4.00%, 11/24/97..................     10,000,000
 10,000,000   4.00%, 11/25/97..................     10,000,000
 17,500,000   4.10%, 10/23/97..................     17,500,000
 10,000,000   4.15%, 9/10/97...................     10,000,000
  6,290,000   4.15%, 9/15/97...................      6,290,000
                                                    56,490,000
 PRINCIPAL
  AMOUNT                                            VALUE
SHORT-TERM INVESTMENTS-- CONTINUED
              VERMONT-- 0.2%
$ 2,000,000   Burlington Wastewater Revenue
                TRANS,
                5.60%, 1/30/98................. $    2,012,867
              VIRGINIA-- 0.9%
  2,900,000   Henrico County IDA RB, San-J,
                (LOC: Tokai Bank, Ltd.),
                3.85%, VRDN....................      2,900,000
  5,000,000   Richmond County Indl. Fac. PCRB,
                Cogentrix of Richmond,
                (LOC: Banque Paribas),
                4.10%, VRDN....................      5,000,000
  1,000,000   Rockingham County IDA-PCRB, Merck
                & Co., Inc., Ser. 1983A, (Gtd.
                by Merck & Co.),
                3.60%, VRDN....................      1,000,000
                                                     8,900,000
              WASHINGTON-- 1.5%
  2,200,000   Klickitat County Pub. Corp. RB,
                Mercer Ranches, Ser. 1996,
                (LOC: U.S. Bank of Washington,
                N.A.),
                3.90%, VRDN....................      2,200,000
  2,000,000   Pierce County Econ. Dev. Corp.,
                McFarland Cascade, (LOC: U.S.
                Bank of Washington, N.A.),
                3.90%, VRDN....................      2,000,000
              Pilchuck Dev. Pub. Corp. IDRB,
                (LOC: U.S. Bank of Washington,
                N.A.):
  1,318,000   Canyon Park Assn., -Lot 12,
                3.80%, VRDN....................      1,318,000
    966,000   Hillside Assn., -Lot 6,
                3.80%, VRDN....................        966,000
  1,218,000   Omni Assn., -Lot 7,
                3.80%, VRDN....................      1,218,000
  7,950,000   Romac Industries, Inc.,
                Ser. 1995,
                (LOC: Union Bank of California,
                N.A.),
                3.60%, VRDN....................      7,950,000
                                                    15,652,000
              OTHER-- 5.8%
 14,900,000   Capital Investors Tax Exempt
                Fund,
                Ltd. Partnership, Series
                1996-Z, (LOC: Swiss Bank
                Corp.),
                3.60%, VRDN....................     14,900,000
  4,500,000   Puttable Floating Option Tax
                Exempt Receipts, PPT-6,
                (LOC: Credit Suisse),
                3.95%, VRDN....................      4,500,000

                                  (CONTINUED)

                                    EVERGREEN
(Evergreen Graphic        TAX EXEMPT MONEY MARKET FUND
    Goes Here)
                            SCHEDULE OF INVESTMENTS
                                August 31, 1997

 PRINCIPAL
  AMOUNT                                            VALUE
SHORT-TERM INVESTMENTS-- CONTINUED
              OTHER-- CONTINUED
$19,790,000   Puttable Floating Option Tax
                Exempt Receipts, PPT-7,
                (LOC: Credit Suisse),
                3.95%, VRDN.................... $   19,790,000
  2,395,000   Puttable Floating Option Tax
                Exempt Receipts, PPT-4,
                (Ins. by AMBAC),
                3.90%, VRDN....................      2,395,000
  9,210,000   Puttable Floating Option Tax
                Exempt Receipts, Koch Financial
                Corp.,
                (LIQ: Credit Suisse & Ins. by
                AMBAC),
                3.50%, VRDN....................      9,210,000
  5,035,000   Puttable Floating Option Tax
                Exempt Receipts, PPT-5, (LIQ:
                Credit Suisse & Ins. by FHA),
                3.50%, VRDN....................      5,035,000
  4,554,855   Tax Exempt Private Municipal
                Trust, Koch Financial Corp.,
                Series 1997-1 Tax-Exempt Lease
                Certificate Traunche A,
                4.10%, 5/6/98*.................      4,554,855
                                                    60,384,855
                   TOTAL INVESTMENTS--
                     (COST $1,040,038,783)..   99.6%  1,040,038,783
                   OTHER ASSETS AND
                     LIABILITIES-- NET......     0.4      4,387,431
                   NET ASSETS--.............  100.0% $1,044,426,214

SUMMARY OF ABBREVIATIONS:
AMBAC           American Municipal Bond Assurance Corp.
ARB             Adjustable Rate Bonds
BAN             Bond Anticipation Note
COLL            Collateral
COP             Certificates of Participation
EDA             Economic Development Authority
EDRB            Economic Development Revenue Bond
FGIC            Financial Guaranty Insurance Co.
FHA             Federal Housing Authority
FHLB            Federal Home Loan Bank
FNMA            Federal National Mortgage Association
FSA             Financial Security Assurance Inc.
GIC             Guaranteed Investment Contract
GNMA            Government National Mortgage Association
GO              General Obligations
HFA             Housing Finance Authority
IDA             Industrial Development Authority
IDB             Industrial Development Board
IDR             Industrial Development Revenue
IDRB            Industrial Development Revenue Bond
ISD             Independent School District
LIQ             Liquidity Provider
LOC             Letter of Credit
MBIA            Municipal Bond Investors Assurance Corp.
MERLOTS         Municipal Exempt Receipts Liquidity Option
                Tenders
MHRB            Multifamily Housing Revenue Bond
MSTR            Municipal Securities Trust Receipt
PCRB            Pollution Control Revenue Bond
RB              Revenue Bonds
RRB             Refunding Revenue Bonds
TECP            Tax Exempt Commercial Paper
TRANS           Tax Revenue Anticipation Notes
VRDN            Variable Rate Demand Notes


* Securities may be sold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

Adjustable Rate Bonds are puttable back to the issuer or other parties not affiliated with the issuer at par on the interest reset dates. Interest rates are determined and set by the issuer quarterly, semi-annually or annually depending upon the terms of the security. Interest rates and reset dates presented for these securities are those in effect at August 31, 1997.

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 1997.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit, liquidity guarantees, standby bond purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                            TREASURY MONEY MARKET FUND        (Evergreen Graphic
                                                                   Goes Here)
                            SCHEDULE OF INVESTMENTS
                                August 31, 1997

 PRINCIPAL
   AMOUNT                                         VALUE
UNITED STATES TREASURY NOTES-- 31.8%
$110,000,000   6.00%, 9/2/97***.............. $  110,000,000
 185,000,000   5.75%, 9/30/97***.............    185,024,352
  50,000,000   5.75%, 10/31/97...............     50,009,276
  75,000,000   6.00%, 11/30/97...............     75,023,570
 175,000,000   5.25%, 12/31/97***............    174,828,048
  75,000,000   6.125%, 3/31/98...............     75,140,658
  50,000,000   5.875%, 4/30/98...............     49,994,621
 135,000,000   6.25%, 6/30/98................    135,548,782
 110,000,000   4.75%-- 6.125%, 8/31/98.......    109,666,028
               TOTAL UNITED STATES TREASURY
                 NOTES
                 (COST $965,235,335).........    965,235,335

REPURCHASE AGREEMENTS*-- 82.0%
  19,136,406   Aubrey G. Lanston,
                 5.55%, dated 8/29/97, due
                 9/2/97 (1)..................     19,136,406
  90,000,000   Barclays Bank, PLC,
                 5.56%, dated 8/29/97,
                 due 9/2/97 (2)..............     90,000,000
 100,000,000   Dean Witter Reynolds, Inc.,
                 5.53%, dated 8/29/97, due
                 9/2/97 (3)..................    100,000,000
 140,000,000   Deutsche Bank GC,
                 5.57%, dated 8/29/97,
                 due 9/2/97 (4)..............    140,000,000
 140,000,000   Donaldson, Lufkin & Jenrette
                 Securities Corp., 5.53%,
                 dated 8/29/97, due 9/2/97
                 (5).........................    140,000,000
 100,000,000   Dresdner Bank AG,
                 5.64%, dated 8/29/97,
                 due 9/2/97 (6)..............    100,000,000
 111,237,500   Dresdner Bank AG,
                 5.64%, dated 8/29/97,
                 due 9/2/97 (7)**............    111,237,500
  40,200,000   Dresdner Bank AG, 5.7%,
                 dated 8/29/97, due
                 9/2/97 (8)**................     40,200,000
 177,843,750   Dresdner Bank AG, 5.85%, dated
                 8/29/97, due
                 9/2/97 (9)**................    177,843,750
 PRINCIPAL
   AMOUNT                                         VALUE
REPURCHASE AGREEMENTS*-- CONTINUED
$140,000,000   First Boston Corp., 5.53%,
                 dated 8/29/97, due 9/2/97
                 (10)........................ $  140,000,000
 140,000,000   HSBC, 5.57%, dated 8/29/97,
                 due 9/2/97 (11).............    140,000,000
 300,000,000   Lehman Brothers, Inc.,
                 5.50%, dated 8/29/97, due
                 9/2/97 (12).................    300,000,000
 140,000,000   Merrill Lynch, Pierce, Fenner
                 & Smith, 5.55%, dated
                 8/29/97, due 9/2/97 (13)....    140,000,000
 140,000,000   Morgan Guaranty Trust Co. of
                 New York, 5.56%, dated
                 8/29/97, due 9/2/97 (14)....    140,000,000
  50,000,000   NationsBank, Charlotte, NC,
                 5.53%, dated 8/29/97, due
                 9/2/97 (15).................     50,000,000
 210,000,000   Smith Barney Shearson, Inc.,
                 5.57%, dated 8/29/97, due
                 9/2/97 (16).................    210,000,000
 145,725,000   Smith Barney Shearson, Inc.,
                 5.75%, dated 8/29/97, due
                 9/2/97 (17)**...............    145,725,000
 300,000,000   Union Bank Switzerland,
                 5.59%, dated 8/29/97, due
                 9/2/97 (18).................    300,000,000
               TOTAL REPURCHASE AGREEMENTS
                 (COST $2,484,142,656).......  2,484,142,656

   SHARES
MUTUAL FUND SHARES-- 1.6%
  (COST $49,315,922)
  49,315,922   Fidelity U.S. Treasury, Inc.
                 Portfolio...................     49,315,922
              TOTAL INVESTMENTS-- (COST
              $3,498,693,913).......  115.4%   3,498,693,913
              OTHER ASSETS AND
                LIABILITIES-- NET...  (15.4)    (467,013,500)
              NET ASSETS............  100.0%  $3,031,680,413

                                  (CONTINUED)

                                    EVERGREEN
(Evergreen Graphic          TREASURY MONEY MARKET FUND
    Goes Here)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997

*   Collateralized by:
(1)  $15,934,000 U.S. Treasury Notes, 5.625% to 8.875%, 1/15/00 to 11/30/00;
     value including accrued interest-- $16,388,876, $3,120,000 U.S. Treasury Bonds, 6.50% to 6.625%, 11/15/26 to 2/15/27; value including accrued interest-- $3,132,341.
(2)  $27,102,000 U.S. Treasury Bills, 11/13/97 to 8/20/98; value including accrued interest-- $26,192,415, $51,225,000 U.S. Treasury Bonds, 9.25%,
     2/15/16; value including accrued interest-- $65,608,213.
(3)  $357,182,000 U.S. Treasury Strips, 11/15/97 to 8/15/25; value including accrued interest-- $102,000,016.
(4) $13,821,000 U.S. Treasury Bills, 11/13/97; value including accrued interest-- $13,671,982, $52,198,000 U.S. Treasury Notes, 6.625%, 7/31/01;
     value including accrued interest-- $53,339,142, $26,899,000 U.S. Treasury Bonds, 14.25%, 2/15/02; value including accrued interest-- $34,226,067 and $59,973,000 GNMA, 5.50% to 9.50%, 1/1/00 to 4/15/29; value including accrued interest-- $40,063,252.
(5)  $22,982,000 U.S. Treasury Notes, 8.00% to 8.875%, 11/15/98 to 5/15/01;
     value including accrued interest-- $24,047,930 and $55,561,000 U.S. Treasury Bonds, 6.00%, 2/15/26; value including accrued interest-- $50,678,667, $177,031,000 U.S. Treasury Strips, 11/15/97 to
     8/15/21; value including accrued interest-- $68,073,977.
(6)  $90,180,000 U.S. Treasury Bonds, 6.50% to 9.25%, 2/15/16 to 11/15/26; value including accrued interest-- $102,004,192.
(7)  $116,526,310 GNMA, 7.50% to 8.50%; value including accrued interest-- $114,416,627.
(8) $2,600,000 U.S. Treasury Notes, 6.125%, 7/31/00; value including accrued interest-- $2,618,244, $40,200,757 GNMA, 6.50% to 7.50%; value including accrued interest-- $38,819,048.
(9) $50,000,000 U.S. Treasury Notes, 6.50%, 8/15/05; value including accrued interest-- $50,608,142, $128,400,000 U.S. Treasury Bonds, 6.00% to 11.25%,
     2/15/15 to 2/15/26; value including accrued interest-- $130,945,206 and $2,300,000 GNMA, 8.50%; value including accrued interest-- $1,499,795.
(10) $137,932,000 U.S. Treasury Notes, 6.75% to 7.75%, 2/15/98 to 2/15/05; value including accrued interest-- $144,179,245.
(11) $143,930,000 U.S. Treasury Bills, 10/23/97; value including accrued interest-- $142,804,471.
(12) $486,244,112 GNMA, 5.50% to 11.25%, 5/20/99 to 8/20/27; value including accrued interest-- $305,965,182.
(13) $110,393,000 U.S. Treasury Bonds, 7.625% to 14.00%, 2/15/07 to 11/15/11;
     value including accrued interest-- $142,804,948.
(14) $135,815,000 U.S. Treasury Notes, 5.875% to 7.75%, 8/15/98 to 11/30/99;
     value including accrued interest-- $137,374,570, $5,510,000 U.S. Treasury Bills, 12/18/97; value including accrued interest-- $5,426,072.
(15) $49,625,000 U.S. Treasury Notes, 6.375%, 4/30/99; value including accrued interest-- $49,660,151.
(16) & (17) $9,177,000 U.S. Treasury Bills, 2/19/98; value including accrued interest-- $8,948,025, $29,338,000 U.S. Treasury Notes, 5.25% to 6.875%,
     9/30/98 to 5/15/06; value including accrued interest-- $29,858,352, $8,254,000 REMIC, 7.00% to 8.00%, 6/15/06 to 5/20/24; value including accrued interest-- $5,965,419, $90,830,000 U.S. Treasury Strips, 8/15/03 to
     11/15/18; value including accrued interest-- $37,628,410 and $409,435,458
     GNMA, 5.00% to 17.00%, 11/15/97 to 8/20/27; value including accrued interest-- $278,397,905.
(18) $377,414,341 GNMA, 6.00% to 9.50%; value including accrued interest-- $306,004,521.
** Represents investment of cash collateral received for securities on loan. *** Securities on loan (See Note 3).

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                                                              (Evergreen Graphic
                      STATEMENTS OF ASSETS AND LIABILITIES         Goes Here)
                                August 31, 1997

                                                               (Logo)            (Logo)            (Logo)             (Logo)
                                                               MONEY          PENNSYLVANIA       TAX EXEMPT         TREASURY
                                                                MARKET        TAX-FREE MONEY     MONEY MARKET      MONEY MARKET
                                                                 FUND          MARKET FUND           FUND              FUND

ASSETS
  Investments in securities..............................  $3,464,439,268      $ 67,388,340    $1,040,038,783    $1,014,551,257
  Investments in repurchase agreements...................               0                 0                 0     2,484,142,656
    Investments at market value (identified cost-
      $3,464,439,268, $67,388,340, $1,040,038,783 and
      $3,498,693,913, respectively)......................   3,464,439,268        67,388,340     1,040,038,783     3,498,693,913
  Cash...................................................          67,134                 0         2,703,051                 0
  Interest receivable....................................      13,537,719           525,390         7,232,591        28,945,172
  Receivable for investments sold........................               0                 0        11,488,005                 0
  Receivable for Fund shares sold........................       6,471,028                 0         1,342,565         1,798,592
  Prepaid expenses and other assets......................         161,476             3,819            44,994            71,884
      Total assets.......................................   3,484,676,625        67,917,549     1,062,849,989     3,529,509,561
LIABILITIES
  Payable for securities on loan.........................               0                 0                 0       483,676,736
  Payable for investments purchased......................               0                 0        15,750,000                 0
  Payable for Fund shares redeemed.......................       6,322,523                 0                 0           549,886
  Dividends payable......................................       9,949,004            85,439         1,703,837        10,996,800
  Due to custodian.......................................               0            29,154                 0                 0
  Distribution fee payable...............................       1,390,333             8,492           360,161         1,266,292
  Due to related parties.................................       1,316,976            54,127           452,256           994,434
  Accrued Trustees' fees and expenses....................          45,487             5,102            25,000           132,000
  Accrued professional fees..............................          26,700            17,900            24,500             6,432
  Accrued expenses and other liabilities.................         301,736            12,953           108,021           206,568
      Total liabilities..................................      19,352,759           213,167        18,423,775       497,829,148
NET ASSETS...............................................  $3,465,323,866      $ 67,704,382    $1,044,426,214    $3,031,680,413
NET ASSETS REPRESENTED BY
  Paid-in capital........................................  $3,465,958,299      $ 67,714,599    $1,044,687,001    $3,031,630,773
  Undistributed net investment income....................           2,555                 0                 0            49,640
  Accumulated net realized gain (loss) on investments....        (636,988)          (10,217)         (260,787)                0
      TOTAL NET ASSETS...................................  $3,465,323,866      $ 67,704,382    $1,044,426,214    $3,031,680,413
NET ASSETS CONSIST OF
  Class A................................................  $2,802,600,125      $ 35,728,195     $ 666,745,832    $2,484,759,269
  Class B................................................      22,872,405                --                --                --
  Class C................................................       5,086,778                --                --                --
  Class K................................................         105,412                --                --                --
  Class Y................................................     634,659,146        31,976,187       377,680,382       546,921,144
                                                           $3,465,323,866      $ 67,704,382    $1,044,426,214    $3,031,680,413
SHARES OUTSTANDING
  Class A................................................   2,802,742,607        35,729,874       666,866,419     2,484,732,831
  Class B................................................      22,875,453                --                --                --
  Class C................................................       5,088,082                --                --                --
  Class K................................................         105,412                --                --                --
  Class Y................................................     635,220,110        31,984,725       377,781,716       546,914,493
NET ASSET VALUE PER SHARE
  Class A................................................   $        1.00      $       1.00     $        1.00     $        1.00
  Class B................................................   $        1.00                --                --                --
  Class C................................................   $        1.00                --                --                --
  Class K................................................   $        1.00                --                --                --
  Class Y................................................   $        1.00      $       1.00     $        1.00     $        1.00

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
(Evergreen Graphic
    Goes Here)              STATEMENTS OF OPERATIONS
                           Year Ended August 31, 1997

                                                                (Logo)            (Logo)            (Logo)            (Logo)
                                                                MONEY          PENNSYLVANIA       TAX EXEMPT         TREASURY
                                                                MARKET        TAX-FREE MONEY     MONEY MARKET      MONEY MARKET
                                                                 FUND          MARKET FUND           FUND              FUND

INVESTMENT INCOME
  Interest...............................................    $159,154,235       $2,481,018       $ 45,162,514      $168,500,697
EXPENSES
  Management fee.........................................      13,092,396          275,516          5,695,367        10,831,288
  Distribution Plan expenses.............................       6,359,402           90,259          1,988,796         7,263,329
  Transfer agent fees....................................         923,159           20,100            213,468           184,287
  Custodian fees.........................................         545,241           39,336            266,070           580,475
  Administrative services fees...........................               0           27,793                  0         1,241,466
  Professional fees......................................          32,998           15,890             37,267            28,199
  Trustees' fees and expenses............................          53,364            5,512             25,813            65,862
  Other..................................................         595,807           24,404            123,733           203,935
  Fee waivers and/or expense reimbursements..............      (1,482,584)        (123,088)          (183,559)         (132,244)
      Total expenses.....................................      20,119,783          375,722          8,166,955        20,266,597
  Less: Indirectly paid expenses.........................         (21,867)             (88)           (27,673)           (9,969)
      Net expenses.......................................      20,097,916          375,634          8,139,282        20,256,628
  NET INVESTMENT INCOME..................................     139,056,319        2,105,384         37,023,232       148,244,069
  Net realized loss on investments.......................         (85,308)               0             (2,907)                0
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....    $138,971,011       $2,105,384       $ 37,020,325      $148,244,069

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                                                              (Evergreen Graphic
                      STATEMENTS OF CHANGES IN NET ASSETS          Goes Here)
                           Year Ended August 31, 1997

                                                                (Logo)            (Logo)            (Logo)            (Logo)
                                                                MONEY          PENNSYLVANIA       TAX EXEMPT         TREASURY
                                                                MARKET        TAX-FREE MONEY     MONEY MARKET      MONEY MARKET
                                                                 FUND          MARKET FUND           FUND              FUND

OPERATIONS
  Net investment income..................................   $ 139,056,319     $   2,105,384     $  37,023,232     $ 148,244,069
  Net realized loss on investments.......................         (85,308)                0            (2,907)                0
      Net increase in net assets resulting from
        operations.......................................     138,971,011         2,105,384        37,020,325       148,244,069
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
  Class A................................................    (101,255,910)         (905,311)      (20,900,359)     (114,457,775)
  Class B................................................        (509,494)                0                 0                 0
  Class C................................................         (17,908)                0                 0                 0
  Class K................................................          (2,220)                0                 0                 0
  Class Y................................................     (37,268,232)       (1,203,873)      (16,122,873)      (33,786,294)
      Total distributions to shareholders................    (139,053,764)       (2,109,184)      (37,023,232)     (148,244,069)
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold..............................   8,940,579,510       127,715,297     2,604,375,798     6,954,597,959
  Proceeds from shares issued in acquisition of Keystone
    Liquid Trust.........................................     163,579,564                 0                 0                 0
  Proceeds from reinvestment of distributions............      38,314,180         1,021,288        14,787,888        19,627,202
  Payment for shares redeemed............................  (8,113,736,002)     (131,543,821)   (2,852,083,788)   (7,310,208,436)
      Net increase (decrease) in net assets resulting
        from capital share transactions..................   1,028,737,252        (2,807,236)     (232,920,102)     (335,983,275)
      Total increase (decrease) in net assets............   1,028,654,499        (2,811,036)     (232,923,009)     (335,983,275)
NET ASSETS
  Beginning of year......................................   2,436,669,367        70,515,418     1,277,349,223     3,367,663,688
  END OF YEAR............................................  $3,465,323,866     $  67,704,382    $1,044,426,214    $3,031,680,413
Undistributed net investment income......................   $       2,555     $           0     $           0     $      49,640

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
(Evergreen Graphic
     Goes Here)        STATEMENTS OF CHANGES IN NET ASSETS
                              Prior Fiscal Periods

                                        (Logo)                      (Logo)                          (Logo)              (Logo)
                                        MONEY                 PENNSYLVANIA TAX-FREE               TAX EXEMPT           TREASURY
                                        MARKET                  MONEY MARKET FUND                MONEY MARKET        MONEY MARKET
                                         FUND                                 YEAR ENDED             FUND                FUND
                                      YEAR ENDED       SIX MONTHS ENDED      FEBRUARY 29,         YEAR ENDED          YEAR ENDED
                                   AUGUST 31, 1996     AUGUST 31, 1996*          1996          AUGUST 31, 1996     AUGUST 31, 1996

OPERATIONS
  Net investment income.........    $   85,949,891       $  1,091,227        $  2,665,986       $   36,638,019      $  121,967,383
  Net realized gain (loss) on
    investments.................           (26,141)              (378)               (189)              (6,227)            161,674
    Net increase in net assets
      resulting from
      operations................        85,923,750          1,090,849           2,665,797           36,631,792         122,129,057
DISTRIBUTIONS TO SHAREHOLDERS
  FROM NET INVESTMENT INCOME
  Class A.......................       (63,327,347)          (242,309)             (9,466)         (19,837,670)       (101,441,299)
  Class B.......................          (382,116)                 0                   0                    0                   0
  Class Y.......................       (22,240,428)          (848,918)         (2,656,520)         (16,800,349)        (20,526,084)
    Total distributions to
      shareholders..............       (85,949,891)        (1,091,227)         (2,665,986)         (36,638,019)       (121,967,383)
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold.....     6,275,701,649         61,460,030         179,632,522        2,572,408,736       6,442,829,718
  Proceeds from shares issued in
    acquisition of:
    FFB Cash Management Fund....       592,358,361                  0                   0                    0                   0
    FFB Lexicon Cash Management
      Fund......................        95,834,929                  0                   0                    0                   0
    FFB Tax-Free Money Market
      Fund......................                 0                  0                   0          103,129,021                   0
    FFB U.S. Treasury Fund......                 0                  0                   0                    0       1,070,672,333
    FFB U.S. Government Fund....                 0                  0                   0                    0         327,532,054
    FFB 100% U.S. Treasury
      Fund......................                 0                  0                   0                    0          28,227,573
  Proceeds from reinvestment of
    distributions...............        28,242,023            621,908           1,766,790           16,202,992          17,972,077
  Payment for shares redeemed...    (5,531,191,681)       (79,296,671)       (137,207,686)      (2,390,799,129)     (5,974,992,600)
    Net increase (decrease) in
      net assets resulting from
      capital share
      transactions..............     1,460,945,281        (17,214,733)         44,191,626          300,941,620       1,912,241,155
      Total increase (decrease)
        in net assets...........     1,460,919,140        (17,215,111)         44,191,437          300,935,393       1,912,402,829
NET ASSETS
  Beginning of period...........       975,750,227         87,730,529          43,539,092          976,413,830       1,455,260,859
  END OF PERIOD.................    $2,436,669,367       $ 70,515,418        $ 87,730,529       $1,277,349,223      $3,367,663,688
Undistributed net investment
  income........................    $            0       $      3,800        $      3,800       $            0      $            0

* The Fund changed its fiscal year end from February 29 to August 31.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                                                              (Evergreen Graphic
                     COMBINED NOTES TO FINANCIAL STATEMENTS        Goes Here)

1. SIGNIFICANT ACCOUNTING POLICIES

The Evergreen Money Market Funds (the "Funds") consist of the Evergreen Money Market Fund ("Money Market Fund"), Evergreen Pennsylvania Tax-Free Money Market Fund ("Pennsylvania Tax-Free Money Market Fund"), Evergreen Tax Exempt Money Market Fund ("Tax Exempt Money Market Fund") and Evergreen Treasury Money Market Fund ("Treasury Money Market Fund"), known collectively as the "Funds". The Funds are all registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies. Money Market Fund is a series of Evergreen Money Market Trust, Pennsylvania Tax-Free Money Market Fund is a series of Evergreen Tax-Free Trust, Tax Exempt Money Market Fund is a series of Evergreen Municipal Trust and Treasury Money Market Fund is a series of Evergreen Investment Trust.

Each Fund offers Class A and Class Y shares. In addition, the Money Market Fund offers Class B, Class C and Class K shares. Class A shares are sold at net asset value without a front-end sales charge. Class B and Class C shares pay a higher ongoing distribution fee than Class A shares. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class K shares are available for exchange by shareholders of any Keystone Classic Fund. The contingent deferred sales charge applicable to shares of the Keystone Classic Fund exchanged for Class K shares will carry over to the Class K shares received in the exchange. Class Y shares are not subject to any sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. VALUATION OF SECURITIES
Portfolio securities are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a straight-line amortization of any discount or premium.

B. REPURCHASE AGREEMENTS
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

C. SECURITIES LENDING
In order to generate income and to offset expenses, the Funds may lend portfolio securities to brokers, dealers and other financial organizations. The Funds' investment adviser will monitor the creditworthiness of such borrowers. Loans of securities may not exceed 30% of a Fund's total assets and will be collateralized by cash, letters of credit or United States Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest the collateral in portfolio securities, thereby increasing its return. A Fund will have the right to call any such loan and obtain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities which occurs during the term of the loan would affect a Fund and its investors. A Fund may pay reasonable fees in connection with such loans.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

E. FEDERAL INCOME TAXES
The Funds have qualified and intend to continue to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable income, net tax-exempt income and net capital gains, if any, to their shareholders. The Funds also intend to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal income taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

F. DISTRIBUTIONS
Distributions from net investment income for each Fund are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets.

                                    EVERGREEN
(Evergreen Graphic
   Goes Here)   COMBINED NOTES TO FINANCIAL STATEMENTS (CONTINUED)

G. CLASS ALLOCATIONS
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

2. CAPITAL SHARE TRANSACTIONS

The Money Market and Tax Exempt Money Market Funds have an unlimited number of $0.0001 par value shares of beneficial interest authorized. The Pennsylvania Tax-Free Money Market and Treasury Money Market Funds have an unlimited number of $.001 par value shares of beneficial interest authorized. The shares are divided into classes which are designated Class A and Class Y shares. In addition, the Money Market Fund offers Class B, Class C and Class K shares. Transactions in shares of beneficial interest (valued at $1.00 per share) of the Funds were as follows:

                                                                            YEAR ENDED AUGUST 31,
MONEY MARKET FUND                                                        1997                  1996
CLASS A
Shares sold.....................................................       4,913,816,942        3,360,065,151
Shares issued in acquisition of:
  FFB Cash Management Fund......................................                   0          592,362,245
  Keystone Liquid Trust.........................................         151,861,145                    0
Shares issued in reinvestment of distributions..................          19,783,898           13,630,468
Shares redeemed.................................................      (4,037,993,646)      (2,895,924,591)
Net increase....................................................       1,047,468,339        1,070,133,273
CLASS B
Shares sold.....................................................          22,383,686           13,107,126
Shares issued in acquisition of Keystone Liquid Trust...........           7,303,582                    0
Shares issued in reinvestment of distributions..................             442,030              307,330
Shares redeemed.................................................         (17,471,935)         (11,123,113)
Net increase....................................................          12,657,363            2,291,343

                                                                      AUGUST 1, 1997
                                                                     (COMMENCEMENT OF
                                                                   CLASS OPERATIONS) TO
                                                                     AUGUST 31, 1997
CLASS C
Shares sold.....................................................           1,309,779
Shares issued in acquisition of Keystone Liquid Trust...........           4,493,120
Shares issued in reinvestment of distributions..................              16,706
Shares redeemed.................................................            (731,523)
Net increase....................................................           5,088,082
CLASS K
Shares sold.....................................................             156,690
Shares issued in reinvestment of distributions..................                 208
Shares redeemed.................................................             (51,486)
Net increase....................................................             105,412

                                                                            YEAR ENDED AUGUST 31,
                                                                           1997                 1996
CLASS Y
Shares sold.....................................................       4,002,912,413        2,902,529,372
Shares issued in acquisition of FFB Lexicon Cash Management
  Fund..........................................................                   0           95,834,876
Shares issued in reinvestment of distributions..................          18,071,338           14,304,225
Shares redeemed.................................................      (4,057,487,412)      (2,624,143,977)
Net increase (decrease).........................................         (36,503,661)         388,524,496

                                    EVERGREEN
                                                              (Evergreen Graphic
               COMBINED NOTES TO FINANCIAL STATEMENTS (CONTINUED)   Goes Here)

                                                                                                               AUGUST 22, 1995
                                                                                             SIX MONTHS        (COMMENCEMENT OF
                                                                        YEAR ENDED             ENDED         CLASS OPERATIONS) TO
PENNSYLVANIA TAX-FREE MONEY MARKET FUND                              AUGUST 31, 1997      AUGUST 31, 1996     FEBRUARY 29, 1996
CLASS A
Shares sold.....................................................          84,061,251           40,205,338           4,636,845
Shares issued in reinvestment of distributions..................             196,984               35,417               3,934
Shares redeemed.................................................         (70,724,545)         (22,377,383)           (307,967)
Net increase....................................................          13,533,690           17,863,372           4,332,812


                                                                                             SIX MONTHS
                                                                        YEAR ENDED             ENDED              YEAR ENDED
                                                                     AUGUST 31, 1997      AUGUST 31, 1996     FEBRUARY 29, 1996
CLASS Y
Shares sold.....................................................          43,654,046           21,254,692         174,995,677
Shares issued in reinvestment of distributions..................             824,304              586,491           1,762,856
Shares redeemed.................................................         (60,819,276)         (56,919,288)       (136,899,719)
Net increase (decrease).........................................         (16,340,926)         (35,078,105)         39,858,814

                                                                            YEAR ENDED AUGUST 31,
TAX EXEMPT MONEY MARKET FUND                                               1997                 1996
CLASS A
Shares sold.....................................................       1,491,746,339        1,329,098,871
Shares issued in acquisition of FFB Tax-Free Money Market
  Fund..........................................................                   0          103,102,728
Shares issued in reinvestment of distributions..................           3,081,550            3,435,421
Shares redeemed.................................................      (1,488,596,189)      (1,330,067,450)
Net increase....................................................           6,231,700          105,569,570
CLASS Y
Shares sold.....................................................       1,112,629,458        1,243,309,865
Shares issued in reinvestment of distributions..................          11,706,339           12,767,571
Shares redeemed.................................................      (1,363,487,668)      (1,060,731,679)
Net increase (decrease).........................................        (239,151,871)         195,345,757

                                                                            YEAR ENDED AUGUST 31,
TREASURY MONEY MARKET FUND                                                 1997                 1996
CLASS A
Shares sold.....................................................       4,767,671,119        4,828,856,886
Shares issued in acquisition of:
  FFB U.S. Treasury Fund........................................                   0        1,070,688,429
  FFB U.S. Government Fund......................................                   0          327,554,031
  FFB 100% U.S. Treasury Fund...................................                   0           28,227,628
Shares issued in reinvestment of distributions..................          16,715,941           16,836,594
Shares redeemed.................................................      (4,907,328,690)      (4,842,442,130)
Net increase (decrease).........................................        (122,941,630)       1,429,721,438
CLASS Y
Shares sold.....................................................       2,186,926,840        1,613,972,832
Shares issued in reinvestment of distributions..................           2,911,261            1,135,483
Shares redeemed.................................................      (2,402,879,746)      (1,132,550,470)
Net increase (decrease).........................................        (213,041,645)         482,557,845

3. SECURITIES TRANSACTIONS

The Treasury Money Market Fund loaned securities during the year ended August 31, 1997 to certain brokers who paid the Fund a negotiated lenders' fee. These fees are included in interest income. The Fund received cash as collateral against the loaned securities in an amount at least equal to 100% of the market value of the loaned securities at the inception of each loan. The Fund monitors the adequacy of the collateral daily and will require the broker to provide additional collateral in the event the value of the collateral falls below 100% of the market value of the securities on loan. At August 31, 1997, the value of securities on loan and the value of collateral amounted to $469,852,400 and $475,006,250, respectively. During the year ended August 31, 1997, the Fund earned $499,529 in income from securities lending transactions.

                                    EVERGREEN
(Evergreen Graphic
    Goes Here)  COMBINED NOTES TO FINANCIAL STATEMENTS (CONTINUED)

On August 31, 1997, the cost of investments for federal income tax purposes of each Fund was the same as for financial reporting purposes.

As of August 31, 1997, the Funds had capital loss carryovers for federal income tax purposes as follows:

                                                                                        EXPIRATION
                                                                     2001       2002       2003       2004       2005
Money Market Fund...............................................         --        --    $517,000         --    $33,000
Pennsylvania Tax-Free Money Market Fund.........................         --    $4,000       6,000         --         --
Tax Exempt Money Market Fund....................................   $177,000        --      16,000    $65,000         --

4. DISTRIBUTION PLANS

Evergreen Keystone Distributor, Inc. ("EKD"), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS"), serves as the principal underwriter to the Funds. The Funds have adopted Distribution Plans (the "Plans") for their Class A shares, Class B shares, Class C shares and Class K shares pursuant to Rule 12b-1 under the 1940 Act. The Plans permit each Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and services fees to broker-dealers who sell shares of each Fund, are paid by the Fund and classified as "Distribution Plan expenses". Distribution Plan expenses are calculated daily and paid monthly.

Under the terms of the Plans, the Funds may incur distribution-related and shareholder servicing expenses which may not exceed 0.75% of average daily net assets for Class A Shares of Money Market and Tax Exempt Money Market Funds and 0.35% for Class A Shares of the Pennsylvania Tax-Exempt Money Market and Treasury Money Market Funds. The payments for Class A Shares of the Funds are voluntarily limited to 0.30% of average daily net assets.

The Money Market Fund may incur distribution-related and shareholder servicing expenses which may not exceed an annual fee of 1.00% of average daily net assets of its Class B and Class C shares and up to 0.30% of its average daily net assets of its Class K shares.

During the year ended August 31, 1997, amounts paid to EKD pursuant to each Fund's Class A, Class B, Class C and Class K Distribution Plans were as follows:

                                                                       AMOUNTS PAID                    AMOUNTS WAIVED
                                                        CLASS A      CLASS B     CLASS C    CLASS K       CLASS A
Money Market Fund...................................   $6,232,581    $122,419    $4,266      $ 136              --
Pennsylvania Tax-Free Money Market Fund.............       90,259          --        --         --        $ 61,039
Tax Exempt Money Market Fund........................    1,988,796          --        --         --              --
Treasury Money Market Fund..........................    7,263,329          --        --         --              --

EKD has entered into a Shareholder Services Agreement with First Union Brokerage Services ("FUBS"), an affiliate of First Union, whereby EKD will compensate FUBS for certain services provided to shareholders and/or maintenance of shareholder accounts relating to Money Market Fund's Class B shares.

EKD intends, but is not obligated, to continue to pay distribution costs that exceed the current annual payments from the Money Market Fund. EKD intends to seek full payment of such distribution costs from the Money Market Fund at such time in the future as, and to the extent that, payment thereof by the Class B, Class C or Class K shares would be within permitted limits.

For the Money Market Fund's Class B, Class C and Class K shares, contingent deferred sales charges paid by redeeming shareholders are paid to EKD.

5. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

Evergreen Asset Management Corp. ("EAM"), a wholly-owned subsidiary of First Union, is the investment adviser for the Money Market and Tax Exempt Money Market Funds. In return for providing investment management and administrative services to the Funds, the Funds pay EAM a management fee that is calculated daily and paid monthly. The management fee is computed by applying percentage rates starting at 0.50% and declining to 0.45% per annum as net assets increase, to the average daily net asset value of each Fund.

The Capital Management Group ("CMG") of First Union National Bank of North Carolina ("FUNB"), a subsidiary of First Union, serves as the investment adviser to the Pennsylvania Tax-Free Money Market and Treasury Money Market Funds. In return for providing investment management and administrative services to the Funds, the Funds pay CMG a management fee that is calculated daily and paid monthly. For the Pennsylvania Tax-Free Money Market Fund, the management fee is calculated by applying percentage rates starting at 0.40% and declining to 0.28% per annum as net assets increase, to the average daily net asset value of the Pennsylvania Tax-Free Money Market Fund. CMG is entitled to an annual fee of 0.35% of the average daily net asset value of the Treasury Money Market Fund.

                                    EVERGREEN
                                                              (Evergreen Graphic
               COMBINED NOTES TO FINANCIAL STATEMENTS (CONTINUED)   Goes Here)

Evergreen Keystone Investment Services, Inc. ("EKIS"), a subsidiary of First Union, serves as the administrator for each Fund. Prior to March 11, 1997, EAM was the administrator. Furman Selz LLC ("Furman Selz") was the sub-administrator through December 31, 1996. Effective January 1, 1997, BISYS acquired Furman Selz' mutual fund unit and accordingly BISYS Fund Services became sub-administrator.

The administrator and sub-administrator for the Pennsylvania Tax-Free Money Market and Treasury Money Market Funds are entitled to an annual fee based on the average daily net assets of the funds administered by EKIS for which First Union or its investment advisory subsidiaries are also the investment advisers. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net asset value of the Pennsylvania Tax-Free Money Market and Treasury Money Market Funds. The sub-administration fee is calculated by applying percentage rates, which start at 0.01% and decline to .004% per annum as net assets increase, to the average daily net asset value of the Pennsylvania Tax-Free Money Market and Treasury Money Market Funds.

During the year ended August 31, 1997, the Pennsylvania Tax-Free Money Market and Treasury Money Market Funds paid or accrued to EKIS $23,109 and $1,030,140, respectively, for certain administrative services.

For the Money Market and Tax Exempt Money Market Funds the administration and sub-administration fees are paid by EAM and are not fund expenses.

Lieber & Company, an affiliate of First Union, is the investment sub-adviser to the Money Market and Tax Exempt Money Market Funds. Lieber & Company is reimbursed by EAM, at no additional expense to the Money Market and Tax Exempt Money Market Funds, for its cost of providing sub-investment advisory services.

During the year ended August 31, 1997, the Funds' fees were waived as follows:

                                                            MANAGEMENT
                                                            FEE WAIVER
Money Market Fund........................................  $1,482,584
Pennsylvania Tax-Free Money Market Fund..................      62,049
Tax Exempt Money Market Fund.............................     183,559
Treasury Money Market Fund...............................     132,244

The investment manager can modify or discontinue these voluntary waivers at any time.

Effective May 5, 1997, Evergreen Keystone Service Company ("EKSC"), a wholly-owned subsidiary of FUNB, provides transfer and dividend disbursing agent services for the Funds. These services were formerly provided by State Street Bank and Trust Company ("State Street").

As of August 31, 1997, the Funds' accrued or paid to EKSC the following amounts for these services:

Money Market Fund............................................   $482,639
Pennsylvania Tax-Free Money Market Fund......................      3,203
Tax Exempt Money Market Fund.................................     99,662
Treasury Money Market Fund...................................     71,754

For certain accounts of the Money Market and the Treasury Money Market Funds, First Union had been sub-contracted by State Street to maintain shareholder sub-account records, take fund purchase and redemption orders and answer inquiries. For each account of the Funds, First Union earned a fee which aggregated as follows for the year ended August 31, 1997:

Money Market Fund........................................    $ 32,890
Treasury Money Market Fund...............................      93,455

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds. As sub-administrator, BYSIS compensates the officers of the Funds.

6. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an expense offset arrangement with their custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

                                    EVERGREEN
(Evergreen Graphic
    Goes Here)  COMBINED NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. DEFERRED TRUSTEES' FEES

Each Independent Trustee of the Funds may defer any or all compensation related to performance of their duties as a Trustee. Each Trustee's deferred balance is allocated to deferral accounts which are included in the accrued expenses for each Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen Keystone Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly installments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000. As of August 31, 1997, the value of the Trustees' deferral accounts was as follows:

Money Market Fund........................................    $ 45,487
Pennsylvania Tax-Free Money Market Fund..................       5,102
Tax Exempt Money Market Fund.............................      18,639
Treasury Money Market Fund...............................     111,635

8. ACQUISITION INFORMATION

Effective August 1, 1997, the Money Market Fund acquired substantially all the assets and assumed the liabilities of Keystone Liquid Trust in exchange for Class A, Class B and Class C shares of the Money Market Fund. The acquisition was accomplished by a tax-free exchange of the respective shares of the Money Market Fund for the net assets of Keystone Liquid Trust. The net assets acquired, valued at $1 per share, amounted to $163,579,564. The aggregate net assets of the Money Market Fund immediately after the acquisition was $3,202,817,920.

Effective January 1, 1996, First Union merged with First Fidelity
Bancorporation. Effective on the close of business January 19, 1996, the Funds noted below acquired substantially all of the net assets of the following management investment companies, previously advised by a subsidiary of First Fidelity Bancorporation, through non-taxable exchanges. The net assets acquired, valued at $1 per share, and class of shares exchanged are as follows:

                                                                               CLASS OF
ACQUIRED FUND                                          ACQUIRING FUND          SHARES EXCHANGED           NET ASSETS
FFB Cash Management Fund                             Money Market Fund         Class A                  $  592,358,361
FFB Lexicon Cash Management Fund                     Money Market Fund         Class Y                      95,834,929
FFB Tax-Free Money Market Fund                       Tax Exempt Money          Class A                     103,129,021
                                                     Market Fund
FFB U.S. Treasury Fund                               Treasury Money            Class A                   1,070,672,333
                                                     Market Fund
FFB U.S. Government Fund                             Treasury Money            Class A                     327,532,054
                                                     Market Fund
FFB 100% U.S. Treasury Fund                          Treasury Money            Class A                      28,227,573
                                                     Market Fund

The aggregate net assets of the Money Market, Tax Exempt Money Market and Treasury Money Market Funds immediately after the acquisitions were $1,865,328,722, $1,141,961,188 and $3,053,739,559, respectively.

9. FINANCING AGREEMENT

On October 31, 1996, a financing agreement between all of the Evergreen Funds and State Street, Societe Generale and ABN Amro Bank N.V. (collectively, the "Banks") became effective. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $225 million ($112.5 million committed and $112.5 million uncommitted) allocated evenly between the Banks. Borrowings under this facility bear interest at 0.75% per annum above the Federal Funds rate. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. State Street acts as agent for the Banks, and as agent is entitled to a fee of $15,000 which is allocated to all of the Evergreen Funds.

During the year ended August 31, 1997, the Tax Exempt Money Market Fund had borrowings outstanding for 3 days under the line of credit and incurred $28,513 in interest charges related to these borrowings. The Tax Exempt Money Market Fund's average amount of debt outstanding during the year ended August 31, 1997 aggregated $47,400,000 at a weighted average interest rate of 7.218%. The maximum amount outstanding under the line of credit during the year ended August 31, 1997 was $67,212,367 (including accrued interest). The Funds had no outstanding borrowings under this agreement at August 31, 1997.

10. CONCENTRATION OF CREDIT RISK

The Pennsylvania Tax-Free Money Market Fund invests a substantial portion of its assets in issuers located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt money market fund.

                                    EVERGREEN
                                                              (Evergreen Graphic
                       REPORT OF INDEPENDENT ACCOUNTANTS           Goes Here)

TO THE TRUSTEES AND SHAREHOLDERS OF
EVERGREEN MONEY MARKET FUND AND
EVERGREEN TAX EXEMPT MONEY MARKET FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Evergreen Money Market Fund, (the "Fund"), a series of the Evergreen Money Market Trust, at August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated and the financial position of the Evergreen Tax Exempt Money Market Fund (the "Fund"), one of the Evergreen Municipal Trust Portfolios, at August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased were not received, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP

1177 Avenue of the Americas
New York, New York

October 14, 1997

                                    EVERGREEN
(Evergreen Graphic
     Goes Here)           INDEPENDENT AUDITORS' REPORT

The Trustees and Shareholders
  Evergreen Tax-Free Trust
  Evergreen Investment Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the Evergreen Money Market Funds listed below as of August 31, 1997, and the related statements of operations, statements of changes in net assets, and financial highlights for each of the years or periods listed below:

    EVERGREEN PENNSYLVANIA TAX-FREE MONEY MARKET FUND (ONE OF THE PORTFOLIOS CONSTITUTING EVERGREEN TAX-FREE TRUST)-- statement of operations for the year ended August 31, 1997, statements of changes in nets assets for the year ended August 31, 1997, the six-months ended August 31, 1996 and the year ended February 29, 1996, and financial highlights for the periods presented on page 9.

    EVERGREEN TREASURY MONEY MARKET FUND (ONE OF THE PORTFOLIOS CONSTITUTING EVERGREEN INVESTMENT TRUST)-- statement of operations for the year ended August 31, 1997, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the periods presented on page 11.

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. These standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Evergreen Pennsylvania Tax-Free Money Market Fund and Evergreen Treasury Money Market Fund as of August 31, 1997, the results of their operations for the year then ended, and the changes in their net assets and financial highlights for each of the years or periods specified in the first paragraph above in conformity with generally accepted accounting principles.

                                         KPMG Peat Marwick LLP

Boston, Massachusetts
October 10, 1997

                                    EVERGREEN
                                                              (Evergreen Graphic
                                                                   Goes Here)
               FEDERAL INCOME TAX STATUS OF DIVIDENDS (UNAUDITED)
100% of the dividends distributed by the Pennsylvania Tax-Exempt Money Market Fund and the Tax-Exempt Money Market Fund for the year ended August 31, 1997 are exempt from federal income tax, other than alternative minimum tax.

This brochure must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

                          NOT            May lose value
                          FDIC
                          INSURED        No bank guarantee

                       Evergreen Funds Distributor, Inc.

62545                                                            540710 Rev. 01
                                                                          10/97

                                 EVERGREEN FUNDS
                       EVERGREEN INVESTMENT SERVICES, INC.
                               200 Berkeley Street
                              Boston, MA 02116-5034


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C.


Attn: File Room


Re:    The Evergreen Tax Free Trust
       Evergreen Pennsylvania Tax Free Money Market Fund
       CCC # jwt7mcw$
       CIK # 0000784975
       File No. 811-4510

       The Evergreen Municipal Trust
       Evergreen Tax Exempt Money Market Fund
       CCC # 4#95fcsi
       CIK # 0000836375
       File No. 811-5579

       The Evergreen Investment Trust
       Evergreen Treasury Money Market Fund
       CCC # 4apyfsr*
       CIK # 0000757440
       File No. 811-4154

Commissioners:

Please be advised that the 8/31/97 Annual Report for the above referenced Trust(s) were submitted to your office on October 31, 1997, via electronic transmission (EDGAR).

Any questions or comments about this document should be directed to the undersigned at (617) 210-3258.



                                                      Very Truly Yours,


                                                      /s/ Laura Yong
                                                      Laura Yong
                                                      Assistant Vice President






COMBINED
ANNUAL REPORT
SHAREHOLDERS


September 30, 1997

 . The U.S. Government Securities Fund

 . The Style Manager: Large Cap Fund

 . The Style Manager Fund

 . The Virginia Municipal Bond Fund

 . The Maryland Municipal Bond Fund

 . The Treasury Money Market Fund

 . The Money Market Fund

 . The Tax-Free Money Market Fund

Funds Managed by

[LOGO] VIRTUS
       CAPITAL MANAGEMENT, INC.

The Investment Adviser to The Virtus Funds is Virtus Capital Management, Inc., a subsidiary of Signet Banking corporation. The Virtus Funds are administered by subsidiaries of Federated Investors, independent of Signet.

Investment products are not deposits, obligations of, or guaranteed by any bank. They are not insured by FDIC. They involve risk, including the possible loss of principal invested.

Virtus Capital Management, Inc. is the investment adviser for The Virtus Funds. Federated Securities Corp. is the distributor of The Funds.

Federated Securities Corp., Distributor, is independent of Signet Bank.


[LOGO] VIRTUS
       FUNDS


MESSAGE TO SHAREHOLDERS
-------------------------------------------------------------------------------

Dear Investor:

Here is your Annual Report for The Virtus Funds, which covers the 12-month period from October 1, 1996 through September 30, 1997.

On the following pages, you will find complete financial information for every fund in the Virtus family. The sections for The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund begin with a management discussion and analysis by the portfolio manager, followed by a long-term performance graph. Each fund also contains a complete list of holdings, and the financial statements.

As the following fund-by-fund summary indicates, the reporting period was very strong for stocks and improved for bonds:

 . THE U.S. GOVERNMENT SECURITIES FUND paid a dividend stream totaling $0.60 per share for Investment Shares ($0.63 for Trust Shares). These dividends helped the fund produce a total return of 6.89% for Investment Shares (7.16% for Trust Shares) in an improved bond market.* The net asset value of both share classes increased slightly from $9.89 on the first day of the period to $9.95 on the last day of the period. At the end of the reporting period, net assets amounted to more than $157 million.

 . THE STYLE MANAGER: LARGE CAP FUND produced a strong total return of 37.02% for
  Investment Shares (37.37% for Trust Shares) in a highly favorable environment for stocks.* The fund's high-quality stock portfolio paid dividends of $0.14 per share and capital gains of $1.83 per share for Investment Shares (and dividends of $0.18 per share and capital gains of $1.83 per share for Trust Shares). The net asset value of each share class rose 19% from the first day of the period to the last day of the period. At the end of the reporting period, net assets amounted to more than $106 million.

 . THE STYLE MANAGER FUND produced an extremely strong total return of 44.01%* through dividends totaling $0.24 per share and capital gains totaling $0.63 per share. In a highly favorable stock market environment, the fund's net asset value soared from $11.47 on the first day of the period to $15.37 on the last day. Net assets exceeded $76 million on the last day of the reporting period.

 . THE VIRGINIA MUNICIPAL BOND FUND paid double-tax-free dividends** of $0.42 per share for Investment Shares ($0.45 for Trust Shares) through a portfolio that included 29 Virginia municipal bonds. This income stream helped the fund produce a total return of 7.74% for Investment Shares (8.00% for Trust Shares) in a difficult bond market.* The net asset value for both share classes increased from $10.68 on the first day of the period to $11.07 on the last day of the period. Net assets totaled more than $78 million on the last day of the reporting period.

 . THE MARYLAND MUNICIPAL BOND FUND paid double-tax-free dividends** totaling
  $0.37 per share for Investment Shares ($0.40 for Trust Shares). This income stream helped the fund produce a total return of 6.92% for Investment Shares (7.19% for Trust Shares) in a difficult bond market.* The net asset value for both share classes increased from $10.56 on the first day of the period to $10.91 on the last day of the period. At the end of the reporting period, net assets totaled more than $33 million.

 . THE TREASURY MONEY MARKET FUND, a portfolio of U.S. Treasury money market securities, paid dividends totaling $0.05 per share for both Trust Shares and Investment Shares. Assets totaled more than $317 million on the last day of the reporting period.+

 . THE MONEY MARKET FUND paid dividends totaling $0.05 per share for both Trust
  Shares and Investment Shares through its portfolio of high-quality money market securities. The fund ended the reporting period with more than $241 million in net assets.+

 . THE TAX-FREE MONEY MARKET FUND, a portfolio of municipal money market securities, paid tax-free dividends totaling $0.03 per share.++ At the end of the reporting period, net assets reached more than $57 million.+


Thank you for pursuing your financial goals through The Virtus Funds. We hope you are pleased with your progress.

Sincerely,
/s/ John S. Hall
John S. Hall
Chief Investment Officer
Virtus Capital Management, Inc.
Investment Adviser to The Virtus Funds

November 15, 1997
--------
 * Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Reflecting the fund's contingent deferred sales charge, the total returns of The Virtus Funds were as follows: The U.S. Government Securities Fund (Investment Shares): 4.75%; The Style Manager
  Fund: 41.85%; The Style Manager: Large Cap Fund (Investment Shares):
  34.75%; The Virginia Municipal Bond Fund (Investment Shares): 5.70%; and The Maryland Municipal Bond Fund (Investment Shares): 4.87%.
**Income may be subject to the federal alternative minimum tax.
 +Although money market funds seek to maintain a stable net asset value of $1.00 a share, there is no guarantee that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S. government.
++Income may be subject to the federal alternative minimum tax and state and local taxes.


THE U.S. GOVERNMENT SECURITIES FUND
-------------------------------------------------------------------------------
  MANAGEMENT DISCUSSION AND ANALYSIS
  ----------------------------------------------------------------------------

Overall, during the last year, we have experienced a relatively calm U.S. fixed income market. While interest rates on maturities longer than two years declined by roughly .50% during the year, that was reasonably mild compared to yield changes observed over the last 20 years. Even the extreme yields observed on five-year Treasuries remained in a fairly narrow range by historical standards. The five-year Treasury saw a low yield of about 5.80% and a high yield of about 6.80% during the 12-month period ended September 30, 1997. One recent study indicated that a year in which interest rates moved by less than 2.00% is reasonably uncommon.

Our overall average maturity position has remained neutral since November 1996. We felt that interest rates would not move by large amounts, and shifted our investment focus from direct Treasuries to mortgage-backed securities and a few callable agencies, which seek to provide a better total return through a higher income component during periods when interest rates are reasonably quiet. Thus, we were able to provide a good total return despite not actively making changes to the average maturity of the portfolio in anticipation of changes in interest rates. For the fiscal year ended September 30, 1997, the fund produced average annual total returns of 6.89% and 7.16% for Investment Shares and Trust Shares, respectively.*

Most of the additional mortgage-backed securities were purchased in the earlier part of the year. After the first quarter of 1997, the yield advantage of buying mortgage-backed securities fell to near historical lows and subsequent additional investments have been postponed. Only recently have yields become slightly more attractive on mortgage-backed securities. For the time being, the fund will maintain an average maturity similar to that of the Lehman Brothers Intermediate Government Bond Index**, and will consider buying additional mortgage-backed securities to help improve the income and total return characteristics when we believe the additional yield received will compensate us for the additional risk of pre-payments associated with mortgage-backed securities.
--------
 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
** Lehman Brothers Intermediate Government Bond Index is comprised of all publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. This index is unmanaged and investments cannot be made in an index.


THE U.S. GOVERNMENT SECURITIES FUND--Investment Shares
--------------------------------------------------------------------------------

 GROWTH OF $10,000 INVESTED IN THE U.S. GOVERNMENT SECURITIES FUND--INVESTMENT
                                    SHARES.

  The graph below illustrates the hypothetical investment of $10,000** in The U.S. Government Securities Fund (the "Fund") from October 16, 1990 (start of performance) to September 30, 1997, compared to the Lehman Brothers Intermediate Government Bond Index ("LBIGB").+


GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX A

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED SEPTEMBER 30, 1997
1 Year                                                     4.75%
5 Year                                                     4.70%
Start of Performance (10/16/90)                            7.10%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 *Reflects operations of the Fund from the start of performance 10/16/90 through 9/30/97 on a cumulative basis.

**Represents a hypothetical investment of $10,000 in the Fund. Certain investors are subject to a 2.00% contingent deferred sales charge on shares redeemed within five years of purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions.

***Total return quoted reflects all applicable contingent deferred sales charges.

 +The LBIGB is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LBIGB has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.


THE U.S. GOVERNMENT SECURITIES FUND--Trust Shares
--------------------------------------------------------------------------------

    GROWTH OF $10,000 INVESTED IN THE U.S. GOVERNMENT SECURITIES FUND--TRUST
                                    SHARES.

  The graph below illustrates the hypothetical investment of $10,000** in The U.S. Government Securities Fund (the "Fund") from October 16, 1990 (start of performance) to September 30, 1997, compared to the Lehman Brothers Intermediate Government Bond Index ("LBIGB").+

GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX B

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED SEPTEMBER 30, 1997
1 Year                                                     7.16%
5 Year                                                     4.93%
Start of Performance (10/16/90)                            7.27%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

*Reflects operations of the Fund from the start of performance 10/16/90 through 9/30/97 on a cumulative basis.

**Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions.

+The LBIGB is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LBIGB has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.


THE U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
 ----------- ---------------------------------------------------   ------------
 LONG-TERM INVESTMENTS--98.9%
 ---------------------------------------------------------------
             U.S. TREASURY BONDS--12.9%
             ---------------------------------------------------
 $ 4,500,000 United States Treasury Bond, 11.75%, 11/15/2014       $  6,534,225
             ---------------------------------------------------
  13,000,000 United States Treasury Bond, 7.50%, 5/15/2002           13,785,590
             ---------------------------------------------------   ------------
              Total U.S. Treasury Bonds                              20,319,815
             ---------------------------------------------------   ------------
             U.S. TREASURY NOTES--30.3%
             ---------------------------------------------------
  22,000,000 United States Treasury Note, 7.125%, 2/29/2000          22,623,920
             ---------------------------------------------------
   2,000,000 United States Treasury Note, 7.50%, 11/15/2001           2,109,080
             ---------------------------------------------------
  22,000,000 United States Treasury Note, 8.875%, 2/15/1999          22,902,220
             ---------------------------------------------------   ------------
              Total U.S. Treasury Notes                              47,635,220
             ---------------------------------------------------   ------------
             GOVERNMENT OBLIGATIONS--55.7%
             ---------------------------------------------------
     993,000 Federal Agricultural Mortgage Association, 7.37%,
             8/1/2006                                                 1,036,771
             ---------------------------------------------------
  11,350,428 Federal Home Loan Bank, 6.50%, 9/1/2008                 11,330,667
             ---------------------------------------------------
   7,801,431 Federal Home Loan Bank, 6.50%, 11/1/2009                 7,818,516
             ---------------------------------------------------
      81,255 Federal Home Loan Bank, 7.968%, 8/1/2019                    85,404
             ---------------------------------------------------
      29,676 Federal Home Loan Bank, 8.342%, 12/1/2020                   30,979
             ---------------------------------------------------
   8,500,000 Federal Home Loan Mortgage Corp., 7.36%, 6/5/2007        8,825,525
             ---------------------------------------------------
     541,561 Federal Home Loan Mortgage Corp., REMIC, 7.80%,
             5/15/2012                                                  542,514
             ---------------------------------------------------
   5,000,000 Federal Home Loan Mortgage Corp., 7.974%, 4/20/2005      5,062,750
             ---------------------------------------------------
   4,480,000 Federal National Mortgage Association, 6.16%,
             4/3/2001                                                 4,496,486
             ---------------------------------------------------
   4,500,547 Federal National Mortgage Association, 7.00%,
             12/1/1999                                                4,543,933
             ---------------------------------------------------
   3,705,860 Federal National Mortgage Association, 7.00%,
             8/1/2001                                                 3,756,816
             ---------------------------------------------------
  15,418,905 Federal National Mortgage Association, 7.00%,
             4/1/2011                                                15,597,148
             ---------------------------------------------------
  23,204,872 Federal National Mortgage Association, 7.50%,
             8/1/2026                                                23,618,151
             ---------------------------------------------------
     341,912 Federal National Mortgage Association, 8.50%,
             12/1/2001                                                  354,200
             ---------------------------------------------------
      64,350 Federal National Mortgage Association, 8.83%,
             6/1/2019                                                    66,987
             ---------------------------------------------------
     167,619 Government National Mortgage Association, 8.00%,
             3/15/2017                                                  175,948
             ---------------------------------------------------
     320,648 Government National Mortgage Association, 9.00%,
             9/15/2021                                                  345,196
             ---------------------------------------------------   ------------
              Total Government Obligations                           87,687,991
             ---------------------------------------------------   ------------
              TOTAL LONG-TERM INVESTMENTS (IDENTIFIED COST
             $154,447,718)                                          155,643,026
             ---------------------------------------------------   ------------


THE U.S. GOVERNMENT SECURITIES FUND
-------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                            VALUE
 ----------- --------------------------------------------------   ------------
 (A) REPURCHASE AGREEMENT--0.3%
 --------------------------------------------------------------
 $   460,430 CS First Boston Corp., 6.05%, dated 9/30/1997, due
             10/1/1997
             (AT AMORTIZED COST)                                  $    460,430
             --------------------------------------------------   ------------
              TOTAL INVESTMENTS (IDENTIFIED COST
             $154,908,148)(B)                                     $156,103,456
             --------------------------------------------------   ------------

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $154,908,148. The net unrealized appreciation of investments on a federal tax basis amounts to $1,195,308 which is comprised of $1,747,639 appreciation and $552,331 depreciation at September 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($157,425,080) at September 30, 1997.

The following acronym is used throughout this portfolio:

REMIC--Real Estate Mortgage Investment Conduit

(See Notes which are an integral part of the Financial Statements)


THE STYLE MANAGER: LARGE CAP FUND
-------------------------------------------------------------------------------
  MANAGEMENT DISCUSSION AND ANALYSIS
  ----------------------------------------------------------------------------

While small cap value stocks had a very successful year relative to small cap growth stocks*, large cap growth and value stocks remained neck and neck. In August 1997, we transitioned the fund to a more neutral position and now are roughly 50% value and 50% growth oriented.

Virtus Capital Management, Inc. continues to implement the "Style" approach to managing the fund. We seek to capture the predominant investment style to take greater advantage of market trends. This involves opportunistic positioning defined by investment style. "Style" refers to two widely accepted descriptions of stocks known as growth and value. Growth stocks are those companies with above-average earnings expectations. Value stocks are those companies selling at a low price relative to the actual value of their underlying assets. During the 12-month period ended September 30, 1997, the Standard & Poor's ("S&P") 500 Value Index+ produced a total return of 39.22%, and the S&P 500 Growth Index+ returned 41.48%, again neck and neck performance in a very strong year. During the same period, S&P 500 Index+ returned 40.7%. For the 12-month period ended September 30, 1997, the fund produced average annual total returns of 37.02% and 37.37% for Investment Shares and Trust Shares, respectively.++
--------
  * Small cap stocks have historically experienced greater volatility than average.
  + The S&P 500 is an unmanaged index comprised of common stocks in industry, transportation and financial and public utility companies. The S&P 500 Value Index and the S&P 500 Growth Index are sub-indices of the S&P 500 Index. Investments cannot be made in an index.
 ++ Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


THE STYLE MANAGER: LARGE CAP FUND--Investment Shares
--------------------------------------------------------------------------------

  GROWTH OF $10,000 INVESTED IN THE STYLE MANAGER: LARGE CAP FUND--INVESTMENT
                                    SHARES.

  The graph below illustrates the hypothetical investment of $10,000** in The Style Manager: Large Cap Fund (the "Fund") from October 16, 1990 (start of performance) to September 30, 1997, compared to the Standard & Poor's 500 Index ("S&P 500").+

GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX C

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED SEPTEMBER 30, 1997
1 Year                                                     34.75%
5 Year                                                     13.84%
Start of Performance (10/16/90)                            14.03%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

*Reflects operations of the Fund from the start of performance 10/16/90 through 9/30/97 on a cumulative basis.

**Represents a hypothetical investment of $10,000 in the Fund. Certain investors are subject to a 2.00% contingent deferred sales charge on shares redeemed within five years of purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions.

***Total return quoted reflects all applicable contingent deferred sales charges.

 +The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.


THE STYLE MANAGER: LARGE CAP FUND--Trust Shares
--------------------------------------------------------------------------------

 GROWTH OF $10,000 INVESTED IN THE STYLE MANAGER: LARGE CAP FUND--TRUST SHARES

  The graph below illustrates the hypothetical investment of $10,000** in The Style Manager: Large Cap Fund (the "Fund") from October 16, 1990 (start of performance) to September 30, 1997, compared to the Standard & Poor's 500 Index ("S&P 500").+

GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX D

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED SEPTEMBER 30, 1997
1 Year                                                     37.37%
5 Year                                                     14.09%
Start of Performance (10/16/90)                            14.21%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

*Reflects operations of the Fund from the start of performance 10/16/90 through 9/30/97 on a cumulative basis.

**Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions.

+The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The S&P has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.


THE STYLE MANAGER: LARGE CAP FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

  SHARES                                     VALUE
 --------- ----------------------------   ------------
 COMMON STOCKS--97.6%
 --------------------------------------
           AEROSPACE & DEFENSE--1.7%
           ----------------------------
    25,600 Boeing Co.                     $  1,393,600
           ----------------------------
     3,600 Lockheed Martin Corp.               383,850
           ----------------------------   ------------
            Total                            1,777,450
           ----------------------------   ------------
           AIRLINES--0.4%
           ----------------------------
     1,500 (a)AMR Corp.                        166,031
           ----------------------------
     2,400 Delta Air Lines, Inc.               226,050
           ----------------------------   ------------
            Total                              392,081
           ----------------------------   ------------
           ALUMINUM--0.5%
           ----------------------------
    17,000 Alcan Aluminum, Ltd.                590,750
           ----------------------------   ------------
           AUTO PARTS & EQUIPMENT--0.5%
           ----------------------------
     5,200 Goodyear Tire & Rubber Co.          357,500
           ----------------------------
     3,100 TRW, Inc.                           170,113
           ----------------------------   ------------
            Total                              527,613
           ----------------------------   ------------
           AUTOMOBILES--1.8%
           ----------------------------
    22,600 Chrysler Corp.                      831,962
           ----------------------------
    23,400 Ford Motor Co.                    1,058,850
           ----------------------------   ------------
            Total                            1,890,812
           ----------------------------   ------------
           BANKS MAJOR REGIONAL--7.0%
           ----------------------------
    16,400 Banc One Corp.                      915,325
           ----------------------------
    18,100 Bank of New York Co., Inc.          868,800
           ----------------------------
     8,300 Barnett Banks, Inc.                 587,225
           ----------------------------
    19,800 First Union Corp.                   991,237
           ----------------------------
     4,100 Fleet Financial Group, Inc.         268,806
           ----------------------------
     4,300 KeyCorp                             273,588
           ----------------------------
    10,600 Mellon Bank Corp.                   580,350
           ----------------------------
     5,500 National City Corp.                 338,594
           ----------------------------
    16,200 NationsBank Corp.                 1,002,375
           ----------------------------
    10,900 Norwest Corp.                       667,625
           ----------------------------
    12,600 PNC Financial Corp.                 615,038
           ----------------------------
     5,200 SunTrust Banks, Inc.                353,275
           ----------------------------   ------------
            Total                            7,462,238
           ----------------------------   ------------
           BANKS-MONEY CENTER--2.3%
           ----------------------------
    15,600 BankAmerica Corp.                 1,143,675
           ----------------------------
     6,600 Citicorp                            883,987
           ----------------------------
     6,000 First Chicago NBD Corp.             451,500
           ----------------------------   ------------
            Total                            2,479,162
           ----------------------------   ------------


THE STYLE MANAGER: LARGE CAP FUND
--------------------------------------------------------------------------------

  SHARES                                              VALUE
 --------- -------------------------------------   ------------
 COMMON STOCKS--CONTINUED
 -----------------------------------------------
           BEVERAGE-ALCOHOLIC--0.5%
           -------------------------------------
    15,000 Seagram Co. Ltd.                        $    528,750
           -------------------------------------   ------------
           BEVERAGE-SOFT DRINK--2.2%
           -------------------------------------
    38,700 Coca-Cola Co.                              2,358,281
           -------------------------------------   ------------
           BIOTECHNOLOGY--0.1%
           -------------------------------------
     2,900 (a)Amgen, Inc.                               139,019
           -------------------------------------   ------------
           BROADCAST MEDIA--1.1%
           -------------------------------------
    27,900 (a)Tele-Communications, Inc., Class A        571,950
           -------------------------------------
    28,900 (a)U.S. West Media Group                     644,831
           -------------------------------------   ------------
            Total                                     1,216,781
           -------------------------------------   ------------
           BUILDING MATERIALS--0.4%
           -------------------------------------
     9,500 Masco Corp.                                  435,219
           -------------------------------------   ------------
           BUILDING SUPPLIES--0.5%
           -------------------------------------
     4,400 Home Depot, Inc.                             229,350
           -------------------------------------
    10,800 Sherwin-Williams Co.                         317,925
           -------------------------------------   ------------
            Total                                       547,275
           -------------------------------------   ------------
           CHEMICALS--1.6%
           -------------------------------------
     7,200 Air Products & Chemicals, Inc.               597,150
           -------------------------------------
     7,600 Dow Chemical Co.                             689,225
           -------------------------------------
     8,700 Union Carbide Corp.                          423,581
           -------------------------------------   ------------
            Total                                     1,709,956
           -------------------------------------   ------------
           CHEMICALS-DIVERSE--0.6%
           -------------------------------------
     6,100 Du Pont (E.I.) de Nemours & Co.              375,531
           -------------------------------------
     8,600 Morton International, Inc.                   305,300
           -------------------------------------   ------------
            Total                                       680,831
           -------------------------------------   ------------
           CHEMICALS-SPECIALTY--0.7%
           -------------------------------------
     5,900 Grace (W.R.) & Co.                           434,388
           -------------------------------------
     7,000 Great Lakes Chemical Corp.                   345,188
           -------------------------------------   ------------
            Total                                       779,576
           -------------------------------------   ------------
           COMMUNICATION EQUIPMENT--0.3%
           -------------------------------------
     6,400 Harris Corp.                                 292,800
           -------------------------------------   ------------
           COMPUTER HARDWARE--4.7%
           -------------------------------------
    11,900 (a)Compaq Computer Corp.                     889,525
           -------------------------------------
     6,700 (a)Dell Computer Corp.                       649,062
           -------------------------------------
     9,800 (a)Digital Equipment Corp.                   424,462
           -------------------------------------
     3,700 (a)EMC Corp. Mass                            215,987
           -------------------------------------
    22,700 International Business Machines Corp.      2,404,781
           -------------------------------------
     4,700 (a)Seagate Technology, Inc.                  169,788
           -------------------------------------
    11,300 (a)Silicon Graphics, Inc.                    296,625
           -------------------------------------   ------------
            Total                                     5,050,230
           -------------------------------------   ------------


THE STYLE MANAGER: LARGE CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                VALUE
 --------- ---------------------------------------   ------------
 COMMON STOCKS--CONTINUED
 -------------------------------------------------
           COMPUTER SERVICES--2.3%
           ---------------------------------------
     5,300 (a)3Com Corp.                             $    271,625
           ---------------------------------------
    12,200 (a)Cisco Systems, Inc.                         891,362
           ---------------------------------------
     8,800 Computer Associates International, Inc.        631,950
           ---------------------------------------
    18,600 (a)Oracle Corp.                                677,738
           ---------------------------------------   ------------
            Total                                       2,472,675
           ---------------------------------------   ------------
           COMPUTER SOFTWARE--0.2%
           ---------------------------------------
     4,300 (a)Parametric Technology Corp.                 189,738
           ---------------------------------------   ------------
           CONTAINERS & PACKAGING--0.1%
           ---------------------------------------
     1,700 Union Camp Corp.                               104,869
           ---------------------------------------   ------------
           COSMETICS & TOILETRIES--2.5%
           ---------------------------------------
     1,800 Colgate-Palmolive Co.                          125,437
           ---------------------------------------
     9,100 Gillette Co.                                   785,444
           ---------------------------------------
    24,800 Procter & Gamble Co.                         1,712,750
           ---------------------------------------   ------------
            Total                                       2,623,631
           ---------------------------------------   ------------
           ELECTRIC COMPANIES--3.6%
           ---------------------------------------
     6,800 Carolina Power & Light Co.                     244,375
           ---------------------------------------
    10,800 Consolidated Edison Co.                        367,200
           ---------------------------------------
    11,600 Duke Power Co.                                 573,475
           ---------------------------------------
    29,700 Edison International                           749,925
           ---------------------------------------
    13,600 Entergy Corp.                                  354,450
           ---------------------------------------
    28,400 P G & E Corp.                                  658,525
           ---------------------------------------
    15,500 Peco Energy Co.                                363,281
           ---------------------------------------
    24,200 Southern Co.                                   546,013
           ---------------------------------------   ------------
            Total                                       3,857,244
           ---------------------------------------   ------------
           ELECTRICAL EQUIPMENT--3.3%
           ---------------------------------------
    13,100 AMP, Inc.                                      701,669
           ---------------------------------------
    41,400 General Electric Co.                         2,817,788
           ---------------------------------------   ------------
            Total                                       3,519,457
           ---------------------------------------   ------------
           ELECTRONICS-DEFENSE--0.4%
           ---------------------------------------
     7,000 Raytheon Co.                                   413,875
           ---------------------------------------   ------------
           ELECTRONICS-DISTRIBUTORS--0.3%
           ---------------------------------------
     3,900 (W.W.) Grainger Inc.                           347,100
           ---------------------------------------   ------------
           ELECTRONICS-SEMICONDUCTORS--3.5%
           ---------------------------------------
     3,400 (a)Applied Materials, Inc.                     323,850
           ---------------------------------------
    26,200 Intel Corp.                                  2,418,588
           ---------------------------------------
    10,200 (a)LSI Logic Corp.                             327,675
           ---------------------------------------
     4,900 Micron Technology, Inc.                        169,969
           ---------------------------------------
     3,800 Texas Instruments, Inc.                        513,475
           ---------------------------------------   ------------
            Total                                       3,753,557
           ---------------------------------------   ------------


THE STYLE MANAGER: LARGE CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                    VALUE
 --------- -------------------------------------------   ------------
 COMMON STOCKS--CONTINUED
 -----------------------------------------------------
           ENTERTAINMENT--1.3%
           -------------------------------------------
    17,200 (a)Viacom, Inc., Class B                      $    543,950
           -------------------------------------------
    10,200 Disney (Walt) Co.                                  822,375
           -------------------------------------------   ------------
            Total                                           1,366,325
           -------------------------------------------   ------------
           FINANCIAL--3.7%
           -------------------------------------------
     5,500 American Express Co.                               450,312
           -------------------------------------------
    13,100 American General Corp.                             679,562
           -------------------------------------------
    30,200 Federal Home Loan Mortgage Corp.                 1,064,550
           -------------------------------------------
    21,200 Morgan Stanley, Dean Witter, Discover & Co.      1,146,125
           -------------------------------------------
     9,300 Washington Mutual, Inc.                            648,675
           -------------------------------------------   ------------
            Total                                           3,989,224
           -------------------------------------------   ------------
           FOODS--0.2%
           -------------------------------------------
     4,400 Kellogg Co.                                        185,350
           -------------------------------------------   ------------
           GOLD & PRECIOUS METAL MINES--0.4%
           -------------------------------------------
    15,100 Barrick Gold Corp.                                 373,725
           -------------------------------------------   ------------
           HEALTHCARE--2.7%
           -------------------------------------------
    10,000 Abbott Laboratories                                639,375
           -------------------------------------------
    10,600 American Home Products Corp.                       773,800
           -------------------------------------------
    18,000 Bristol-Myers Squibb Co.                         1,489,500
           -------------------------------------------   ------------
            Total                                           2,902,675
           -------------------------------------------   ------------
           HEALTHCARE-DRUGS MAJOR--3.9%
           -------------------------------------------
    12,900 Eli Lilly & Co.                                  1,553,644
           -------------------------------------------
    21,100 Pfizer, Inc.                                     1,267,319
           -------------------------------------------
    19,500 Pharmacia & Upjohn, Inc.                           711,750
           -------------------------------------------
    11,400 Schering Plough Corp.                              587,100
           -------------------------------------------   ------------
            Total                                           4,119,813
           -------------------------------------------   ------------
           HEALTHCARE-HOSPITAL MANAGEMENT--0.7%
           -------------------------------------------
    27,700 Columbia/HCA Healthcare Corp.                      796,375
           -------------------------------------------   ------------
           HEALTHCARE-MEDICAL PRODUCTS & SUPPLY--2.5%
           -------------------------------------------
    14,400 Baxter International, Inc.                         752,400
           -------------------------------------------
     3,800 (a)Boston Scientific Corp.                         209,712
           -------------------------------------------
     2,800 Guidant Corp.                                      156,800
           -------------------------------------------
    18,200 Johnson & Johnson                                1,048,775
           -------------------------------------------
    10,600 Medtronic, Inc.                                    498,200
           -------------------------------------------   ------------
            Total                                           2,665,887
           -------------------------------------------   ------------
           HOUSEHOLD FURNITURE & APPLIANCES--0.1%
           -------------------------------------------
     2,100 Whirlpool Corp.                                    139,256
           -------------------------------------------   ------------
           INSURANCE-BROKERS--0.5%
           -------------------------------------------
     9,300 AON Corp.                                          491,737
           -------------------------------------------   ------------


THE STYLE MANAGER: LARGE CAP FUND
--------------------------------------------------------------------------------

  SHARES                                             VALUE
 --------- ------------------------------------   ------------
 COMMON STOCKS--CONTINUED
 ----------------------------------------------
           INSURANCE-LIFE/HEALTH--0.9%
           ------------------------------------
     3,900 Aetna Services, Inc.                   $    317,606
           ------------------------------------
     8,200 Conseco, Inc.                               400,262
           ------------------------------------
     3,000 Jefferson-Pilot Corp.                       237,000
           ------------------------------------   ------------
            Total                                      954,868
           ------------------------------------   ------------
           INSURANCE-MULTILINE--2.1%
           ------------------------------------
     6,200 American International Group, Inc.          639,762
           ------------------------------------
     2,600 Lincoln National Corp.                      181,025
           ------------------------------------
    20,100 Travelers Group, Inc.                     1,371,825
           ------------------------------------   ------------
            Total                                    2,192,612
           ------------------------------------   ------------
           INSURANCE-PROPERTY--0.9%
           ------------------------------------
     8,000 Chubb Corp.                                 568,500
           ------------------------------------
     7,800 SAFECO Corp.                                413,400
           ------------------------------------   ------------
            Total                                      981,900
           ------------------------------------   ------------
           INVESTMENT BANK-BROKERAGE--0.7%
           ------------------------------------
    10,600 Merrill Lynch & Co., Inc.                   786,388
           ------------------------------------   ------------
           IRON & STEEL--0.1%
           ------------------------------------
     3,000 USX-U.S. Steel Group, Inc.                  104,250
           ------------------------------------   ------------
           LODGING-HOTELS--0.4%
           ------------------------------------
     5,600 (a)ITT Corp.                                379,400
           ------------------------------------   ------------
           MACHINERY--1.0%
           ------------------------------------
     9,800 Cooper Industries, Inc.                     529,812
           ------------------------------------
    11,700 Ingersoll-Rand Co.                          503,831
           ------------------------------------   ------------
            Total                                    1,033,643
           ------------------------------------   ------------
           MANUFACTURER-SPECIAL--0.4%
           ------------------------------------
     9,600 Parker-Hannifin Corp.                       432,000
           ------------------------------------   ------------
           MANUFACTURING-DIVERSE--2.1%
           ------------------------------------
     7,800 Allied-Signal, Inc.                         331,500
           ------------------------------------
     2,000 Minnesota Mining & Manufacturing Co.        185,000
           ------------------------------------
     8,000 Tenneco, Inc.                               383,000
           ------------------------------------
     4,200 Textron, Inc.                               273,000
           ------------------------------------
     3,300 Unilever N.V., ADR                          701,663
           ------------------------------------
     4,600 United Technologies Corp.                   372,600
           ------------------------------------   ------------
            Total                                    2,246,763
           ------------------------------------   ------------
           METALS & MINING--0.3%
           ------------------------------------
    11,900 Inco Ltd.                                   298,244
           ------------------------------------   ------------
           NATURAL GAS--0.3%
           ------------------------------------
     6,900 Williams Cos., Inc. (The)                   323,006
           ------------------------------------   ------------


THE STYLE MANAGER: LARGE CAP FUND
--------------------------------------------------------------------------------

  SHARES                                             VALUE
 --------- ------------------------------------   ------------
 COMMON STOCKS--CONTINUED
 ----------------------------------------------
           OIL & GAS-DRILL & EQUIPMENT--0.7%
           ------------------------------------
     8,800 Baker Hughes, Inc.                     $    385,000
           ------------------------------------
     3,800 Schlumberger Ltd.                           319,913
           ------------------------------------   ------------
            Total                                      704,913
           ------------------------------------   ------------
           OIL-DOMESTIC--1.1%
           ------------------------------------
     8,900 Phillips Petroleum Co.                      459,463
           ------------------------------------
    19,200 USX Corp.                                   714,000
           ------------------------------------   ------------
            Total                                    1,173,463
           ------------------------------------   ------------
           OIL-INTERNATIONAL--7.4%
           ------------------------------------
     6,300 Amoco Corp.                                 607,162
           ------------------------------------
     9,900 Chevron Corp.                               823,556
           ------------------------------------
    46,700 Exxon Corp.                               2,991,719
           ------------------------------------
    12,600 Mobil Corp.                                 932,400
           ------------------------------------
    45,700 Royal Dutch Petroleum Co., ADR            2,536,350
           ------------------------------------   ------------
            Total                                    7,891,187
           ------------------------------------   ------------
           PAPER & FOREST PRODUCTS--1.3%
           ------------------------------------
     3,300 Champion International Corp.                201,094
           ------------------------------------
    13,100 International Paper Co.                     721,319
           ------------------------------------
     8,600 Weyerhaeuser Co.                            510,625
           ------------------------------------   ------------
            Total                                    1,433,038
           ------------------------------------   ------------
           PHOTOGRAPH/IMAGING--0.9%
           ------------------------------------
    11,600 Xerox Corp.                                 976,575
           ------------------------------------   ------------
           RAILROADS--1.1%
           ------------------------------------
     2,800 Burlington Northern Santa Fe                270,550
           ------------------------------------
     7,900 CSX Corp.                                   462,150
           ------------------------------------
     1,100 Norfolk Southern Corp.                      113,575
           ------------------------------------
     5,500 Union Pacific Corp.                         344,438
           ------------------------------------   ------------
            Total                                    1,190,713
           ------------------------------------   ------------
           RETAIL-DEPARTMENT STORES--2.2%
           ------------------------------------
    13,600 (a)Federated Department Stores, Inc.        586,500
           ------------------------------------
    11,200 May Department Stores Co.                   610,400
           ------------------------------------
     7,700 Nordstrom, Inc.                             490,875
           ------------------------------------
    11,400 J.C. Penney Co., Inc.                       664,050
           ------------------------------------   ------------
            Total                                    2,351,825
           ------------------------------------   ------------
           RETAIL-DRUG STORES--0.5%
           ------------------------------------
     9,500 CVS Corp.                                   540,312
           ------------------------------------   ------------
           RETAIL-GENERAL MERCHANDISE--1.6%
           ------------------------------------
    10,100 (a)Costco Cos., Inc.                        380,012
           ------------------------------------
    16,800 Sears, Roebuck & Co.                        956,550
           ------------------------------------


THE STYLE MANAGER: LARGE CAP FUND
--------------------------------------------------------------------------------

   SHARES                                               VALUE
 ---------- --------------------------------------   ------------
 COMMON STOCKS--CONTINUED
 -------------------------------------------------
            RETAIL-GENERAL MERCHANDISE--CONTINUED
            --------------------------------------
      8,800 Wal-Mart Stores, Inc.                    $    322,300
            --------------------------------------   ------------
             Total                                      1,658,862
            --------------------------------------   ------------
            RETAIL-SPECIALTY--0.5%
            --------------------------------------
     15,100 (a)Toys 'R' Us, Inc.                          536,050
            --------------------------------------   ------------
            SERVICES-COMMERCIAL & CONSUMER--0.4%
            --------------------------------------
     12,800 Service Corp. International                   412,000
            --------------------------------------   ------------
            SERVICES-DATA PROCESSING--0.3%
            --------------------------------------
      8,120 First Data Corp., Class                       305,007
            --------------------------------------   ------------
            SPECIALTY PRINTING--0.4%
            --------------------------------------
     10,900 Donnelley (R.R.) & Sons Co.                   388,994
            --------------------------------------   ------------
            TELECOMMUNICATIONS-CELLULAR--0.7%
            --------------------------------------
     20,900 (a)Airtouch Communications, Inc.              740,644
            --------------------------------------   ------------
            TELECOMMUNICATIONS-EQUIPMENT--1.3%
            --------------------------------------
     10,600 Lucent Technologies, Inc.                     862,575
            --------------------------------------
      3,500 Northern Telecom Ltd.                         363,781
            --------------------------------------
      3,000 (a)Tellabs, Inc.                              154,500
            --------------------------------------   ------------
             Total                                      1,380,856
            --------------------------------------   ------------
            TELECOMMUNICATIONS-LONG DISTANCE--3.3%
            --------------------------------------
     40,800 AT&T Corp.                                  1,807,950
            --------------------------------------
     25,500 MCI Communications Corp.                      749,063
            --------------------------------------
     13,700 Sprint Corp.                                  685,000
            --------------------------------------
      7,000 (a)WorldCom, Inc.                             247,625
            --------------------------------------   ------------
             Total                                      3,489,638
            --------------------------------------   ------------
            TELEPHONE--2.8%
            --------------------------------------
     10,398 Bell Atlantic Corp.                           836,421
            --------------------------------------
     30,300 BellSouth Corp.                             1,401,375
            --------------------------------------
     20,200 U.S. West, Inc.                               777,700
            --------------------------------------   ------------
             Total                                      3,015,496
            --------------------------------------   ------------
            TEXTILES-APPAREL--0.4%
            --------------------------------------
      5,100 V.F. Corp.                                    472,388
            --------------------------------------   ------------
            TOBACCO--1.4%
            --------------------------------------
      9,200 Fortune Brands, Inc.                          309,925
            --------------------------------------
      9,200 (a)Gallaher Group PLC, ADR                    176,525
            --------------------------------------
     23,600 Philip Morris Cos., Inc.                      980,875
            --------------------------------------   ------------
             Total                                      1,467,325
            --------------------------------------   ------------
            TRUCKS & PARTS--0.1%
            --------------------------------------
      1,900 Cummins Engine Co., Inc.                      148,319
            --------------------------------------   ------------


THE STYLE MANAGER: LARGE CAP FUND
-------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                                            VALUE
 ---------- ---------------------------------------------------   ------------
 COMMON STOCKS--CONTINUED
 --------------------------------------------------------------
            WASTE MANAGEMENT--0.9%
            ---------------------------------------------------
     24,300 Browning-Ferris Industries, Inc.                      $    924,919
            ---------------------------------------------------   ------------
             TOTAL COMMON STOCKS (IDENTIFIED COST $83,618,762)     104,106,935
            ---------------------------------------------------   ------------
 (B) REPURCHASE AGREEMENT--2.4%
 --------------------------------------------------------------
 $2,576,249 Credit Suisse First Boston, 6.05%, dated 9/30/1997,
            due 10/1/1997 (AT AMORTIZED COST)                        2,576,249
            ---------------------------------------------------   ------------
             TOTAL INVESTMENTS (IDENTIFIED COST $86,195,011)(C)   $106,683,184
            ---------------------------------------------------   ------------

(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(c) The cost of investments for federal tax purposes amounts to $86,195,011. The net unrealized appreciation of investments on a federal tax basis amounts to $20,488,173 which is comprised of $22,202,146 appreciation and $1,713,973 depreciation at September 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
     ($106,684,527) at September 30, 1997.

The following acronyms are used throughout this portfolio:

ADR--American Depository Receipt
PLC--Public Limited Company

(See Notes which are an integral part of the Financial Statements)


THE STYLE MANAGER FUND
-------------------------------------------------------------------------------
  MANAGEMENT DISCUSSION AND ANALYSIS
  ----------------------------------------------------------------------------

The 12-month period ended September 30, 1997 was highlighted by significant growth in small cap stocks*. Feeling that small cap growth stocks were particularly overvalued, the fund focused on small cap value stocks for the majority of 1997. During the 12-month period ended September 30, 1997, small cap value stocks recorded a total return of 48.9% as measured by the S&P 600 Value Index**, whereas small cap growth stocks returned only 25.2% as measured by the S&P 600 Growth Index**. The S&P 600 Index** recorded a total return 37.0% and the S&P 500 Index returned 40.7% for the 12-month period ended September 30, 1997. During the 12-month period ended September 30, 1997, the fund produced an average annual total return of 44.01%.***

We continue to focus on small cap value stocks which have demonstrated greater stability in an investment environment characterized by excessive risk measures. In general, we believe that small cap value stocks will remain less volatile than small cap growth stocks over time. Due to our value orientation, the fund remains positioned in a defensive mode.
--------
  * Small capitalization stocks have historically experienced greater volatility than average.
 ** The S&P 600 Index is an unmanaged capitalization weighted index representing all major industries in the mid-range of the U.S. stock market. The S&P 600 Growth Index and the S&P 600 Value Index are sub- indices of the S&P 600 Index. Investments cannot be made in an index.
*** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


THE STYLE MANAGER FUND
--------------------------------------------------------------------------------

             GROWTH OF $10,000 INVESTED IN THE STYLE MANAGER FUND.

  The graph below illustrates the hypothetical investment of $10,000** in The Style Manager Fund (the "Fund") from March 7, 1995 (start of performance) to September 30, 1997, compared to the Standard & Poor's 500 Index ("S&P 500").+

GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX E

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED SEPTEMBER 30, 1997
1 Year                                                     41.85%
Start of Performance (3/7/95)                            28.04

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

*Reflects operations of the Fund from the start of performance 3/7/95 through 9/30/97 on a cumulative basis.

**Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 2.00% contingent deferred sales charge on any redemption less than five years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions.

***Total return quoted reflects all applicable contingent deferred sales charges.

 +The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index. The index is unmanaged.


THE STYLE MANAGER FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

   SHARES                                      VALUE
 ---------- -----------------------------   -----------
 COMMON STOCKS--98.2%
 ----------------------------------------
            AEROSPACE & DEFENSE--1.2%
            -----------------------------
     22,200 Orbital Sciences Corp.          $   543,900
            -----------------------------
     20,100 Trimble Navigation Ltd.             394,463
            -----------------------------   -----------
             Total                              938,363
            -----------------------------   -----------
            AIR FREIGHT--0.5%
            -----------------------------
     27,500 Fritz Companies, Inc.               405,625
            -----------------------------   -----------
            APPAREL--0.7%
            -----------------------------
     15,500 Kellwood Co.                        549,281
            -----------------------------   -----------
            AUTO PARTS & EQUIPMENT--1.3%
            -----------------------------
      6,700 SPX Corp.                           392,788
            -----------------------------
     15,400 Smith (A.O.) Corp.                  610,225
            -----------------------------   -----------
             Total                            1,003,013
            -----------------------------   -----------
            BANKING-MAJOR REGIONAL--13.3%
            -----------------------------
      7,920 Associated Banc Corp.               356,895
            -----------------------------
     10,043 Bankers Trust New York Corp.      1,230,267
            -----------------------------
      6,400 CCB Financial Corp.                 516,000
            -----------------------------
     11,900 Central Fidelity Banks, Inc.        526,575
            -----------------------------
     14,300 Centura Banks, Inc.                 787,394
            -----------------------------
      9,812 Commerce Bancorp, Inc.              381,441
            -----------------------------
      9,600 Commercial Federal Corp.            452,400
            -----------------------------
     10,600 Cullen Frost Bankers, Inc.          502,175
            -----------------------------
     27,200 Deposit Guaranty Corp.              906,100
            -----------------------------
     11,100 First Commercial Corp.              532,800
            -----------------------------
     15,500 First Michigan Bank Corp.           641,312
            -----------------------------
     23,600 Firstmerit Corp.                    637,200
            -----------------------------
     22,650 Keystone Financial, Inc.            855,038
            -----------------------------
     13,200 Magna Group, Inc.                   520,575
            -----------------------------
     15,400 Riggs National Corp.                362,863
            -----------------------------
     15,975 Summit Bancorp                      709,889
            -----------------------------
     11,100 Susquehanna Bankshares, Inc.        341,325
            -----------------------------   -----------
             Total                           10,260,249
            -----------------------------   -----------
            BUILDING MATERIALS--1.5%
            -----------------------------
     14,700 Lone Star Industries, Inc.          793,800
            -----------------------------
     13,400 TJ International, Inc.              342,538
            -----------------------------   -----------
             Total                            1,136,338
            -----------------------------   -----------
            CHEMICALS--2.2%
            -----------------------------
     10,000 Cambrex Corp.                       466,250
            -----------------------------
     12,800 ChemFirst, Inc.                     321,600
            -----------------------------
     14,600 Dexter Corp.                        584,912
            -----------------------------


THE STYLE MANAGER FUND
--------------------------------------------------------------------------------

   SHARES                                             VALUE
 ---------- ------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 -----------------------------------------------
            CHEMICALS--CONTINUED
            ------------------------------------
     15,400 Mississippi Chemical Corp.             $   300,300
            ------------------------------------   -----------
             Total                                   1,673,062
            ------------------------------------   -----------
            COMMERCIAL SERVICES--0.4%
            ------------------------------------
      9,300 Primark Corp.                              274,931
            ------------------------------------   -----------
            COMMUNICATION EQUIPMENT--0.7%
            ------------------------------------
     18,800 Allen Telecom, Inc.                        535,800
            ------------------------------------   -----------
            COMPUTER SOFTWARE--1.0%
            ------------------------------------
     34,700 Platinum Technology, Inc.                  746,050
            ------------------------------------   -----------
            COMPUTERS-PERIPHERAL--1.4%
            ------------------------------------
     31,000 Komag, Inc.                                631,625
            ------------------------------------
     17,700 Telxon Corp.                               433,650
            ------------------------------------   -----------
             Total                                   1,065,275
            ------------------------------------   -----------
            COMPUTERS-NETWORKING--0.7%
            ------------------------------------
     28,700 Network Equipment Technologies, Inc.       500,456
            ------------------------------------   -----------
            DEPARTMENT STORES--2.4%
            ------------------------------------
     14,000 Carson Pirie Scott & Co.                   552,125
            ------------------------------------
     13,400 Proffitts, Inc.                            793,950
            ------------------------------------
     20,400 Shopko Stores, Inc.                        530,400
            ------------------------------------   -----------
             Total                                   1,876,475
            ------------------------------------   -----------
            DISTRIBUTORS-FOOD & HEALTH--0.7%
            ------------------------------------
     20,100 Rykoff Sexton, Inc.                        520,088
            ------------------------------------   -----------
            DRUG STORES--0.8%
            ------------------------------------
     22,600 Longs Drug Stores Corp.                    603,138
            ------------------------------------   -----------
            ELECTRIC COMPANIES--2.8%
            ------------------------------------
     33,500 Atlantic Energy, Inc. NJ                   600,906
            ------------------------------------
     37,179 MidAmerican Energy Holdings Co.            641,338
            ------------------------------------
     13,500 United Illuminating Co.                    491,906
            ------------------------------------
     20,500 United Water Resources, Inc.               381,813
            ------------------------------------   -----------
             Total                                   2,115,963
            ------------------------------------   -----------
            ELECTRICAL EQUIPMENT--0.7%
            ------------------------------------
     29,700 Anixter International, Inc.                510,469
            ------------------------------------   -----------
            ELECTRONICS-DISTRIBUTORS--1.9%
            ------------------------------------
     23,100 Kent Electronics Corp.                     912,450
            ------------------------------------
     13,900 Marshall Industries                        538,625
            ------------------------------------   -----------
             Total                                   1,451,075
            ------------------------------------   -----------
            ELECTRONICS-INSTRUMENTS--0.5%
            ------------------------------------
      7,600 John Fluke Manufacturing, Co.              410,400
            ------------------------------------   -----------
            ELECTRONICS-SEMICONDUCTORS--3.0%
            ------------------------------------
     17,500 Cyrix Corp.                                586,250
            ------------------------------------
     14,500 Dallas Semiconductor Corp.                 648,875
            ------------------------------------


THE STYLE MANAGER FUND
--------------------------------------------------------------------------------

   SHARES                                              VALUE
 ---------- -------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 ------------------------------------------------
            ELECTRONICS-SEMICONDUCTORS--CONTINUED
            -------------------------------------
     11,300 Photronic Labs, Inc.                    $   684,356
            -------------------------------------
     16,700 Zilog, Inc.                                 364,269
            -------------------------------------   -----------
             Total                                    2,283,750
            -------------------------------------   -----------
            ENTERTAINMENT--0.9%
            -------------------------------------
      9,900 Carmike Cinemas, Inc., Class A              297,000
            -------------------------------------
      9,800 GC Cos., Inc.                               421,400
            -------------------------------------   -----------
             Total                                      718,400
            -------------------------------------   -----------
            FOOD CHAINS--0.6%
            -------------------------------------
     26,400 Ruddick Corp.                               425,700
            -------------------------------------   -----------
            FOODS--1.3%
            -------------------------------------
     33,400 Chiquita Brands International               538,575
            -------------------------------------
     16,400 Smithfield Foods, Inc.                      492,000
            -------------------------------------   -----------
             Total                                    1,030,575
            -------------------------------------   -----------
            FOOTWEAR--0.8%
            -------------------------------------
      8,200 Timberland Co., Class A                     653,950
            -------------------------------------   -----------
            GAMING & LOTTERY--1.0%
            -------------------------------------
     28,100 Grand Casinos, Inc.                         430,281
            -------------------------------------
     16,800 Showboat, Inc.                              342,300
            -------------------------------------   -----------
             Total                                      772,581
            -------------------------------------   -----------
            GOLD & PRECIOUS METAL MINES--1.1%
            -------------------------------------
     32,100 Coeur d'Alene Mines Corp.                   523,631
            -------------------------------------
     16,300 Stillwater Mining Co.                       347,394
            -------------------------------------   -----------
             Total                                      871,025
            -------------------------------------   -----------
            HARDWARE & TOOLS--0.5%
            -------------------------------------
      9,800 Toro Co.                                    388,325
            -------------------------------------   -----------
            HEALTHCARE-DIVERSIFIED--0.6%
            -------------------------------------
     12,700 Sierra Health Services, Inc.                465,138
            -------------------------------------   -----------
            HEALTHCARE-LONG TERM CARE--2.7%
            -------------------------------------
     18,800 Genesis Health Ventures, Inc.               732,025
            -------------------------------------
     14,200 Integrated Health Services, Inc.            474,812
            -------------------------------------
     13,600 Living Centers of America, Inc.             554,200
            -------------------------------------
     20,700 Mariner Health Group, Inc.                  326,025
            -------------------------------------   -----------
             Total                                    2,087,062
            -------------------------------------   -----------
            HEALTHCARE-MANAGED CARE--0.4%
            -------------------------------------
     19,500 Coventry Corp.                              321,750
            -------------------------------------   -----------
            HOMEBUILDING--1.4%
            -------------------------------------
     15,093 Fleetwood Enterprises, Inc.                 506,559
            -------------------------------------
     14,800 U.S. Home Corp.                             571,650
            -------------------------------------   -----------
             Total                                    1,078,209
            -------------------------------------   -----------


THE STYLE MANAGER FUND
--------------------------------------------------------------------------------

   SHARES                                                 VALUE
 ---------- ----------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 ---------------------------------------------------
            HOMEFURNISHINGS--1.4%
            ----------------------------------------
     18,800 Fieldcrest Cannon, Inc.                    $   648,600
            ----------------------------------------
      8,300 Springs Industries, Inc., Class A              435,750
            ----------------------------------------   -----------
             Total                                       1,084,350
            ----------------------------------------   -----------
            HOSPITAL MANAGEMENT--1.0%
            ----------------------------------------
     17,000 Universal Health Services, Inc., Class B       735,250
            ----------------------------------------   -----------
            HOTELS--1.4%
            ----------------------------------------
     22,700 Prime Hospitality Corp.                        512,169
            ----------------------------------------
     19,300 Marcus Corp.                                   562,113
            ----------------------------------------   -----------
             Total                                       1,074,282
            ----------------------------------------   -----------
            HOUSEHOLD FURNITURE & APPLIANCES--1.9%
            ----------------------------------------
     12,900 Bassett Furniture Industries, Inc.             367,650
            ----------------------------------------
     21,400 Ethan Allen Interiors, Inc.                    663,400
            ----------------------------------------
     11,100 Kimball International, Inc., Class B           466,200
            ----------------------------------------   -----------
             Total                                       1,497,250
            ----------------------------------------   -----------
            INSURANCE-LIFE/HEALTH--1.4%
            ----------------------------------------
      9,100 Life Re Corp.                                  480,025
            ----------------------------------------
     12,500 Protective Life Corp.                          631,250
            ----------------------------------------   -----------
             Total                                       1,111,275
            ----------------------------------------   -----------
            INSURANCE-MULTILINE--0.8%
            ----------------------------------------
     17,800 American Bankers Insurance Group, Inc.         649,700
            ----------------------------------------   -----------
            INSURANCE-PROPERTY--3.9%
            ----------------------------------------
      9,000 Allied Group, Inc.                             457,312
            ----------------------------------------
      7,900 Capital Re Corp.                               481,900
            ----------------------------------------
      9,200 Enhance Financial Services Group, Inc.         503,700
            ----------------------------------------
      9,500 First American Financial Corp.                 570,000
            ----------------------------------------
     13,400 Frontier Insurance Group, Inc.                 509,200
            ----------------------------------------
     10,000 Orion Capital Corp.                            453,125
            ----------------------------------------   -----------
             Total                                       2,975,237
            ----------------------------------------   -----------
            INVESTMENT BANKING/BROKERAGE--3.6%
            ----------------------------------------
      7,100 Interra Financial, Inc.                        426,444
            ----------------------------------------
     13,467 Legg Mason, Inc.                               710,367
            ----------------------------------------
     14,100 Piper Jaffray Cos., Inc.                       430,931
            ----------------------------------------
     17,300 Quick & Reilly Group, Inc.                     647,669
            ----------------------------------------
     14,800 Raymond James Financial, Inc.                  532,800
            ----------------------------------------   -----------
             Total                                       2,748,211
            ----------------------------------------   -----------
            IRON & STEEL--0.6%
            ----------------------------------------
     12,500 Quanex Corp.                                   438,281
            ----------------------------------------   -----------
            LEISURE TIME--0.5%
            ----------------------------------------
     14,700 K2, Inc.                                       369,337
            ----------------------------------------   -----------


THE STYLE MANAGER FUND
--------------------------------------------------------------------------------

  SHARES                                                     VALUE
 --------- --------------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 ------------------------------------------------------
           MACHINERY & EQUIPMENT--0.4%
           --------------------------------------------
    16,700 Global Industrial Technologies, Inc.           $   345,481
           --------------------------------------------   -----------
           MANUFACTURING-DIVERSIFIED--1.6%
           --------------------------------------------
    21,000 Figgie International Holdings, Inc., Class A       309,750
           --------------------------------------------
    28,200 Premark International, Inc.                        902,400
           --------------------------------------------   -----------
            Total                                           1,212,150
           --------------------------------------------   -----------
           MANUFACTURING-SPECIALIZED--3.9%
           --------------------------------------------
    11,100 Aptargroup, Inc.                                   620,906
           --------------------------------------------
    11,218 Flowserve Corp.                                    335,138
           --------------------------------------------
    13,000 Greenfield Industries, Inc.                        373,750
           --------------------------------------------
    14,600 Halter Marine Group, Inc.                          706,275
           --------------------------------------------
    12,300 Ionics, Inc.                                       545,044
           --------------------------------------------
    13,300 Regal Beloit Corp.                                 408,975
           --------------------------------------------   -----------
            Total                                           2,990,088
           --------------------------------------------   -----------
           NATURAL GAS--2.7%
           --------------------------------------------
     9,800 Eastern Enterprises                                365,662
           --------------------------------------------
    17,300 K N Energy, Inc.                                   791,475
           --------------------------------------------
    16,400 Northwest Natural Gas Co.                          422,300
           --------------------------------------------
    18,300 Piedmont Natural Gas, Inc.                         532,988
           --------------------------------------------   -----------
            Total                                           2,112,425
           --------------------------------------------   -----------
           OFFICE EQUIPMENT & SUPPLIES--0.5%
           --------------------------------------------
    11,300 Standard Register                                  376,431
           --------------------------------------------   -----------
           OIL & GAS--2.8%
           --------------------------------------------
    22,300 Camco International, Inc.                        1,555,425
           --------------------------------------------
    25,400 Snyder Oil Corp.                                   576,263
           --------------------------------------------   -----------
            Total                                           2,131,688
           --------------------------------------------   -----------
           PAPER & FOREST PRODUCTS--1.4%
           --------------------------------------------
    28,600 Longview Fibre Co.                                 568,425
           --------------------------------------------
    10,700 Rayonier, Inc.                                     517,613
           --------------------------------------------   -----------
            Total                                           1,086,038
           --------------------------------------------   -----------
           PHARMACEUTICALS--0.5%
           --------------------------------------------
    16,900 Alpharma, Inc., Class A                            378,137
           --------------------------------------------
     2,817 Alpharma, Inc., Rights                              15,844
           --------------------------------------------   -----------
            Total                                             393,981
           --------------------------------------------   -----------
           PRINTING & PUBLISHING--0.5%
           --------------------------------------------
    11,700 Bowne & Co., Inc.                                  410,962
           --------------------------------------------   -----------
           PROPERTY--1.7%
           --------------------------------------------
    10,600 Fremont General Corp.                              506,150
           --------------------------------------------
     9,100 Selective Insurance Group, Inc.                    468,650
           --------------------------------------------
    11,300 Zenith National Insurance Corp.                    322,756
           --------------------------------------------   -----------
            Total                                           1,297,556
           --------------------------------------------   -----------


THE STYLE MANAGER FUND
--------------------------------------------------------------------------------

   SHARES                                                           VALUE
 ---------- --------------------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 -------------------------------------------------------------
            RESTAURANTS--2.2%
            --------------------------------------------------
     11,900 IHOP Corp.                                           $   425,425
            --------------------------------------------------
     20,300 Landrys Seafood Restaurants, Inc.                        596,313
            --------------------------------------------------
     13,800 Ruby Tuesday, Inc.                                       351,900
            --------------------------------------------------
     13,300 ShowBiz Pizza Time, Inc.                                 305,900
            --------------------------------------------------   -----------
             Total                                                 1,679,538
            --------------------------------------------------   -----------
            RETAIL--0.9%
            --------------------------------------------------
     13,100 Fabri-Centers of America, Class A                        302,937
            --------------------------------------------------
     12,750 Hughes Supply, Inc.                                      384,891
            --------------------------------------------------   -----------
             Total                                                   687,828
            --------------------------------------------------   -----------
            RETAIL-SPECIALTY--2.4%
            --------------------------------------------------
     14,600 Michaels Stores, Inc.                                    446,213
            --------------------------------------------------
     22,200 O'Reilly Automotive, Inc.                                505,050
            --------------------------------------------------
     31,050 Pier 1 Imports, Inc.                                     556,959
            --------------------------------------------------
     17,000 Sports Authority, Inc.                                   316,625
            --------------------------------------------------   -----------
             Total                                                 1,824,847
            --------------------------------------------------   -----------
            SAVINGS & LOAN--5.6%
            --------------------------------------------------
     15,600 Astoria Financial Corp.                                  784,875
            --------------------------------------------------
     18,100 Charter One Financial, Inc.                            1,070,162
            --------------------------------------------------
     18,600 Downey Financial Corp.                                   453,375
            --------------------------------------------------
     15,100 JSB Financial, Inc.                                      738,956
            --------------------------------------------------
     10,900 RCSB Financial, Inc.                                     594,050
            --------------------------------------------------
     27,900 St. Paul Bancorp, Inc.                                   697,500
            --------------------------------------------------   -----------
             Total                                                 4,338,918
            --------------------------------------------------   -----------
            SERVICES-COMMERCIAL & CONSUMER--1.7%
            --------------------------------------------------
     21,700 Cerner Corp.                                             519,444
            --------------------------------------------------
     17,000 Franklin Covey Co.                                       474,937
            --------------------------------------------------
     14,247 Ogden Corp.                                              336,585
            --------------------------------------------------   -----------
             Total                                                 1,330,966
            --------------------------------------------------   -----------
            SERVICES-COMPUTER SYSTEMS--0.5%
            --------------------------------------------------
     13,600 BancTec, Inc.                                            362,100
            --------------------------------------------------   -----------
            TRUCKERS--2.8%
            --------------------------------------------------
     22,900 Alexander and Baldwin, Inc.                              592,537
            --------------------------------------------------
     18,100 American Freightways Corp.                               343,900
            --------------------------------------------------
     16,700 Werner Enterprises, Inc.                                 404,975
            --------------------------------------------------
     24,000 Yellow Corp.                                             781,500
            --------------------------------------------------   -----------
             Total                                                 2,122,912
            --------------------------------------------------   -----------
            TRUCKS & PARTS--0.6%
            --------------------------------------------------
     15,600 Wabash National Corp.                                    451,425
            --------------------------------------------------   -----------
             TOTAL COMMON STOCKS (IDENTIFIED COST $60,491,069)    75,511,023
            --------------------------------------------------   -----------



THE STYLE MANAGER FUND
-------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                            VALUE
 ---------- ---------------------------------------------------   -----------
 (A) REPURCHASE AGREEMENT--1.6%
 --------------------------------------------------------------
 $1,219,266 C.S. First Boston, 6.05%, dated 9/30/1997, due
            10/1/1997
            (AT AMORTIZED COST)                                   $ 1,219,266
            ---------------------------------------------------   -----------
             TOTAL INVESTMENTS (IDENTIFIED COST $61,710,335)(B)   $76,730,289
            ---------------------------------------------------   -----------

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $61,750,880. The net unrealized appreciation of investments on a federal tax basis amounts to $14,979,409 which is comprised of $15,597,054 appreciation and $617,645 depreciation at September 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($76,873,948) at September 30, 1997.

(See Notes which are an integral part of the Financial Statements)


THE VIRGINIA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
  MANAGEMENT DISCUSSION AND ANALYSIS
  ----------------------------------------------------------------------------

During the last year, interest rates have been relatively calm, but the year ended with lower yields than were seen at the beginning of the year. Municipal bonds, in general, outperformed Treasuries during the same period as a lack of supply and a quieting of tax reform allowed the municipal bond market to gain strength.

Towards the end of the year, yields on municipal bonds were at their most attractive level relative to Treasuries at any time in the last three months. This shift created a buying opportunity especially in the 10 to 15 year maturity range desirable for this fund. We expect that the supply of municipal bonds will remain relatively weak through the end of this calendar year and we would expect municipal bonds to continue to outperform Treasuries during the same period.

Going forward, we expect overall interest rates to remain relatively calm with a gradual bias toward lower interest rates. We will continue to maintain an average maturity of about 15 years in an attempt to maximize yield while keeping risk to changes in interest rates somewhat lower than the average fund.

THE VIRGINIA MUNICIPAL BOND FUND--Investment Shares
--------------------------------------------------------------------------------

   GROWTH OF $10,000 INVESTED IN THE VIRGINIA MUNICIPAL BOND FUND--INVESTMENT
                                    SHARES.

  The graph below illustrates the hypothetical investment of $10,000** in The Virginia Municipal Bond Fund (the "Fund") from October 24, 1990 (start of performance) to September 30, 1997, compared to the Lehman Brothers 10 Year Municipal Bond Index ("LBMBI").+

GRAPHIC REPRESENTATION OMITTED. SEE APPEDIX F

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED SEPTEMBER 30, 1997
1 Year                                                     5.70%
5 Year                                                     5.73%
Start of Performance (10/24/90)                            6.45%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

*Reflects operations of the Fund from the start of performance 10/24/90 through 9/30/97 on a cumulative basis.

**Represents a hypothetical investment of $10,000 in the Fund. Certain investors are subject to a 2.00% contingent deferred sales charge on shares redeemed within five years of purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions.

***Total return quoted reflects all applicable contingent deferred sales charges.

+The LBMBI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LBMBI has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.


THE VIRGINIA MUNICIPAL BOND FUND--Trust Shares
--------------------------------------------------------------------------------

 GROWTH OF $10,000 INVESTED IN THE VIRGINIA MUNICIPAL BOND FUND--TRUST SHARES.

  The graph below illustrates the hypothetical investment of $10,000** in The Virginia Municipal Bond Fund (the "Fund") from October 24, 1990 (start of performance) to September 30, 1997, compared to the Lehman Brothers 10 Year Municipal Bond Index ("LBMBI").+

GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX G

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED SEPTEMBER 30, 1997
1 Year                                                     8.00%
5 Year                                                     5.96%
Start of Performance (10/24/90)                            6.62%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

*Reflects operations of the Fund from the start of performance 10/24/90 through 9/30/97 on a cumulative basis.

**Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions.

+The LBMBI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LBMBI has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.


THE VIRGINIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPAL SECURITIES--95.6%
 --------------------------------------------------------
            VIRGINIA--95.6%
            ---------------------------------------------
 $1,000,000 Albemarle County, VA IDA, Hospital Revenue
            Refunding Bonds, 5.75% (Martha Jefferson
            Hospital), 10/1/2008                               A    $ 1,056,730
            ---------------------------------------------
  1,000,000 Arlington County, VA, GO UT Bonds, 5.30%
            (Original Issue Yield: 5.40%), 6/1/2011           AAA     1,030,440
            ---------------------------------------------
  3,175,000 Big Stone Gap, VA Redevelopment & Housing
            Authority, Correctional Facility Lease
            Revenue Bonds, 6.00% (Wallens Ridge
            Development Project), 9/1/2007                    AA      3,500,247
            ---------------------------------------------
  2,890,000 Chesapeake Bay Bridge & Tunnel District, VA,
            Revenue Bonds, 5.875% (FGIC INS)/(Original
            Issue Yield: 5.95%), 7/1/2010                     AAA     3,116,605
            ---------------------------------------------
  3,500,000 Chesapeake, VA, GO UT Bonds, 5.375% (Commonwealth of Virginia
            GTD)/(Original
            Issue Yield: 5.45%), 5/1/2010                     AA      3,635,870
            ---------------------------------------------
  2,980,000 Chesterfield County, VA, GO UT Bonds, 5.25%,
            3/1/2010                                          AA+     3,051,550
            ---------------------------------------------
  2,860,000 Commonwealth of Virginia, GO UT Bonds,
            5.375%, 6/1/2009                                  AAA     2,993,905
            ---------------------------------------------
  4,000,000 Commonwealth of Virginia, GO UT Public
            Facilities Bonds (Series A), 5.70% (Original
            Issue Yield: 5.75%), 6/1/2008                     AAA     4,289,720
            ---------------------------------------------
  2,545,000 Danville, VA IDA, Hospital Refunding Revenue Bonds, 6.20% (Danville
            Regional Medical Center)/(FGIC INS)/(Original Issue Yield:
            6.30%), 10/1/2009                                 AAA     2,779,395
            ---------------------------------------------
  2,605,000 Fairfax County, VA Sewer Revenue, Revenue
            Bonds, 5.625%, 7/15/2011                          AA      2,748,197
            ---------------------------------------------
  1,140,000 Fairfax County, VA Sewer Revenue, Sewer
            Refunding Revenue Bonds, 5.30% (AMBAC INS),
            11/15/2006                                        AAA     1,197,467
            ---------------------------------------------
  1,505,000 Fairfax County, VA Sewer Revenue, Sewer
            Refunding Revenue Bonds, 5.40% (AMBAC INS),
            11/15/2007                                        AAA     1,583,681
            ---------------------------------------------
            Fairfax County, VA Water Authority, 6.00%,
  2,000,000 4/1/2022                                          AA      2,167,290
            ---------------------------------------------
  1,000,000 Fairfax County, VA Water Authority, Revenue
            Refunding Bonds, 4.65% (Original Issue Yield:
            4.85%), 4/1/2010                                  AA        977,750
            ---------------------------------------------
  3,500,000 Fairfax County, VA, (Series A), 5.25% (State Aid Withholding
            LOC)/(Original Issue Yield:
            5.35%), 6/1/2009                                  AAA     3,627,960
            ---------------------------------------------
  2,000,000 Henrico County, VA IDA, Refunding Revenue Bonds, 5.60% (Bon Secours
            Health System)/(MBIA INS)/(Original Issue Yield:
            5.65%), 8/15/2010                                 AAA     2,090,720
            ---------------------------------------------
    600,000 Loudoun County, VA IDA, Lease Revenue Bonds,
            5.50% (Northern Virginia Criminal
            Justice)/(Original Issue Yield: 5.829%),
            6/1/2008                                          AA-       623,910
            ---------------------------------------------
  1,000,000 Loudoun County, VA, GO UT Refunding Bonds
            (Series A), 5.50% (Commonwealth of Virginia
            GTD)/(Original Issue Yield: 5.649%),
            10/1/2007                                         AA-     1,061,750
            ---------------------------------------------
  4,440,000 Newport News, VA, GO UT, 5.75%, 1/15/2017         AA-     4,607,743
            ---------------------------------------------
  3,000,000 Norfolk, VA, GO UT Bonds, 5.25% (Commonwealth of Virginia
            GTD)/(Original Issue Yield:
            5.55%), 6/1/2011                                  AA      3,052,140
            ---------------------------------------------


THE VIRGINIA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                  CREDIT
 OR SHARES                                                 RATING*    VALUE
 ---------- --------------------------------------------   ------- -----------
 LONG-TERM MUNICIPAL SECURITIES--CONTINUED
 -------------------------------------------------------
 $2,000,000 Norfolk, VA, GO UT Bonds, 5.70% (MBIA INS),      AAA
            6/1/2008                                               $ 2,152,380
            --------------------------------------------
  2,535,000 Portsmouth, VA, GO UT Bonds, 5.00% (FGIC
            INS), 8/1/2011                                   AAA     2,532,313
            --------------------------------------------
  3,375,000 Riverside, VA Regional Jail Authority, Jail
            Facility Revenue Bonds, 5.625% (MBIA
            INS)/(Original Issue Yield: 5.75%), 7/1/2007     AAA     3,638,655
            --------------------------------------------
  1,185,000 Roanoke, VA IDA, Hospital Revenue Refunding
            Bonds (Series B), 6.00% (Roanoke Memorial
            Hospital)/(Original Issue Yield: 6.10%),
            7/1/2007                                         AA-     1,260,212
            --------------------------------------------
  3,510,000 Virginia College Building Authority, Revenue
            Bonds, 5.40% (21ST Century College Program),
            8/1/2015                                         AA      3,555,700
            --------------------------------------------
  7,255,000 Virginia State Public Building Authority,
            Revenue Bonds, 5.20% (Original Issue Yield:
            5.40%), 8/1/2010                                 AA      7,366,146
            --------------------------------------------
  2,030,000 Virginia State Transportation Board, Revenue
            Bonds, 6.00% (Northern Virginia
            Transportation District)/(Original Issue
            Yield: 6.10%), 5/15/2008                         AA      2,198,348
            --------------------------------------------
  1,000,000 Virginia State Transportation Board,
            Transportation Contract Revenue Refunding
            Bonds, 5.375% (U.S. Route 58 Corridor
            PG-A), 5/15/2007                                 AA      1,048,000
            --------------------------------------------
  2,325,000 Virginia State University-Virginia
            Commonwealth, Revenue Bonds, 5.75% (Original
            Issue Yield: 5.827%), 5/1/2021                   AA-     2,386,055
            --------------------------------------------           -----------
             TOTAL LONG-TERM MUNICIPAL SECURITIES
              (IDENTIFIED COST $72,293,301)                         75,330,879
            --------------------------------------------           -----------
 MUTUAL FUND ISSUES--3.5%
 -------------------------------------------------------
    928,302 Goldman Sachs & Co. ILA Tax Exempt                         928,302
            --------------------------------------------
  1,793,570 Municipal Fund for Temporary Investment                  1,793,570
            --------------------------------------------           -----------
             TOTAL MUTUAL FUND ISSUES (AT NET ASSET
              VALUE)                                                 2,721,872
            --------------------------------------------           -----------
             TOTAL INVESTMENTS (IDENTIFIED COST
              $75,015,173)(A)                                      $78,052,751
            --------------------------------------------           -----------

(a) The cost of investments for federal tax purposes amounts to $75,015,173. The net unrealized appreciation of investments on a federal tax basis amounts to $3,037,578 which is comprised of $3,041,196 appreciation and $3,618 depreciation at September 30, 1997.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
     ($78,772,564) at September 30, 1997.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation FGIC--Financial Guaranty Insurance Company GO--General Obligation GTD--Guaranty IDA--Industrial Development Authority INS--Insured LOC--Letter of Credit MBIA--Municipal Bond Investors Assurance UT--Unlimited Tax

(See Notes which are an integral part of the Financial Statements)


THE MARYLAND MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
  MANAGEMENT DISCUSSION AND ANALYSIS
  ----------------------------------------------------------------------------

During the last year, interest rates have been relatively calm, but the year ended with lower yields than were seen at the beginning of the year. Municipal bonds, in general, outperformed Treasuries during the same period as a lack of supply and a quieting of tax reform allowed the municipal bond market to gain strength.

Towards the end of the year, yields on municipal bonds were at their most attractive level relative to Treasuries at any time in the last three months. This shift created a buying opportunity especially in the 10 to 15 year maturity range desirable for this fund. We expect that the supply of municipal bonds will remain relatively weak through the end of this calendar year and we would expect municipal bonds to continue to outperform Treasuries during the same period. Bonds for the Maryland area continue to enjoy good demand, and typically yield 5 to 10 basis points less than similar bonds nationwide.

Going forward, we expect overall interest rates to remain relatively calm with a gradual bias toward lower interest rates. We will continue to maintain an average maturity of about 15 years in an attempt to maximize yield while keeping risk to changes in interest rates somewhat lower than the average fund.


THE MARYLAND MUNICIPAL BOND FUND--Investment Shares
--------------------------------------------------------------------------------

   GROWTH OF $10,000 INVESTED IN THE MARYLAND MUNICIPAL BOND FUND--INVESTMENT
                                    SHARES.

  The graph below illustrates the hypothetical investment of $10,000** in The Maryland Municipal Bond Fund (the "Fund") from October 30, 1990 (start of performance) to September 30, 1997, compared to the Lehman Brothers 10 Year Municipal Bond Index ("LBMBI").+

GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX H

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED SEPTEMBER 30, 1997
1 Year                                                     4.87%
5 Year                                                     5.33%
Start of Performance (10/30/90)                            6.01%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

*Reflects operations of the Fund from the start of performance 10/30/90 through 9/30/97 on a cumulative basis.

**Represents a hypothetical investment of $10,000 in the Fund. Certain investors are subject to a 2.00% contingent deferred sales charge on shares redeemed within five years of purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions.

***Total return quoted reflects all applicable contingent deferred sales charges.

+The LBMBI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LBMBI has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.


THE MARYLAND MUNICIPAL BOND FUND--Trust Shares
--------------------------------------------------------------------------------

 GROWTH OF $10,000 INVESTED IN THE MARYLAND MUNICIPAL BOND FUND--TRUST SHARES.

  The graph below illustrates the hypothetical investment of $10,000** in The Maryland Municipal Bond Fund (the "Fund") from October 30, 1990 (start of performance) to September 30, 1997, compared to the Lehman Brothers 10 Year Municipal Bond Index ("LBMBI").+

GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX I

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED SEPTEMBER 30, 1997
1 Year                                                     7.19%
5 Year                                                     5.56%
Start of Performance (10/30/90)                            6.18%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

*Reflects operations of the Fund from the start of performance 10/30/90 through 9/30/97 on a cumulative basis.

**Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions.

+The LBMBI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LBMBI has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.


THE MARYLAND MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPAL SECURITIES--91.0%
 --------------------------------------------------------
            MARYLAND--91.0%
            ---------------------------------------------
 $1,000,000 Baltimore County, MD Revenue Authority,
            Revenue Refunding Bonds, 5.25% (Original
            Issue Yield: 5.40%), 7/1/2008                      A    $ 1,038,610
            ---------------------------------------------
  1,000,000 Baltimore, MD, GO UT Bonds (Series A), 5.375%
            (AMBAC INS), 10/15/2008                           AAA     1,035,650
            ---------------------------------------------
  1,500,000 Calvert County, MD, Pollution Control Revenue
            Bonds, 5.55% (Baltimore Gas & Electric
            Co.)/(Original Issue Yield: 5.601%),
            7/15/2014                                          A      1,528,065
            ---------------------------------------------
  1,400,000 Carroll County, MD, GO UT, 5.35%, 12/1/2016       AA      1,411,144
            ---------------------------------------------
  1,000,000 Harford County, MD, GO UT, 4.65%, 12/1/2006       AA-     1,012,150
            ---------------------------------------------
  1,430,000 Howard County, MD, GO Refunding Bonds (Series
            A), 5.25% (Original Issue Yield: 5.60%),
            8/15/2011                                         AA+     1,460,416
            ---------------------------------------------
  1,000,000 Maryland Health & Higher Educational Facilities Authority, Refunding
            Revenue Bonds, 5.30% (Francis Scott Key Medical Center)/(FGIC
            INS)/(Original Issue Yield:
            5.40%), 7/1/2008                                  AAA     1,037,220
            ---------------------------------------------
  1,500,000 Maryland Health & Higher Educational
            Facilities Authority, Revenue Bonds, 5.20%
            (Frederick Memorial Hospital)/(FGIC
            INS)/(Original Issue Yield: 5.30%), 7/1/2008      AAA     1,565,205
            ---------------------------------------------
  1,740,000 Maryland National Capital Park & Planning
            Commission, GO UT Bonds, 5.125% (Park
            Aquisition & Development-S-2)/
            (Original Issue Yield: 5.25%), 7/1/2010           AA      1,773,982
            ---------------------------------------------
  1,470,000 Maryland State Community Development
            Administration, Revenue Bonds (Single Family
            Program-Fifth Series), 5.40%, 4/1/2008            Aa      1,508,279
            ---------------------------------------------
  1,800,000 Maryland State Stadium Authority, Revenue
            Bonds, 5.875% (AMBAC INS), 12/15/2011             AAA     1,927,980
            ---------------------------------------------
    850,000 Maryland State Transportation Authority,
            Refunding Revenue Bonds, 5.80% (Original
            Issue Yield: 5.90%), 7/1/2006                     A+        927,223
            ---------------------------------------------
  1,000,000 Maryland State, GO UT Bonds, 5.25%, 6/15/2007     AAA     1,054,210
            ---------------------------------------------
  2,500,000 Maryland State, GO UT Bonds, 5.70% (Original
            Issue Yield: 5.75%), 3/15/2010                    AAA     2,682,875
            ---------------------------------------------
    820,000 Montgomery County, MD, GO UT Refunding Bonds (Series A), 5.75%
            (Original Issue Yield:
            5.85%), 7/1/2006                                  AAA       897,146
            ---------------------------------------------
  1,000,000 Ocean City, MD, GO UT Refunding Bonds, 5.50%
            (MBIA Insurance Corporation INS), 3/15/2009       AAA     1,046,760
            ---------------------------------------------
    500,000 Prince Georges County, MD, GO UT Bonds, 5.50% (Stormwater
            Management)/(Original Issue
            Yield: 5.55%), 3/15/2008                          AA        524,910
            ---------------------------------------------
  1,435,000 Prince Georges County, MD IDA, Lease Revenue
            Bonds, 6.00% (Hyattsville District Court
            Facility)/(Original Issue Yield: 6.10%),
            7/1/2009                                          AA      1,590,941
            ---------------------------------------------
  1,425,000 Rockville, MD, GO UT Revenue Refunding Bonds,
            4.90% (Original Issue Yield: 5.00%),
            4/15/2007                                         AA+     1,449,995
            ---------------------------------------------


THE MARYLAND MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

 PRINCIPAL
 AMOUNT OR                                                 CREDIT
   SHARES                                                  RATING*    VALUE
 ---------- --------------------------------------------   ------- -----------
 LONG-TERM MUNICIPAL SECURITIES--CONTINUED
 -------------------------------------------------------
 $1,500,000 University of Maryland, System Auxiliary
            Facilities & Tuition Revenue Bonds (Series
            A), 5.40% (Original Issue Yield: 5.45%),
            4/1/2009                                         AA+   $ 1,573,170
            --------------------------------------------
  1,600,000 Washington Suburban Sanitation District, MD,
            GO UT Bonds, 5.375%, 6/1/2011                    AA      1,627,520
            --------------------------------------------
  1,700,000 Washington Suburban Sanitation District, MD,
            GO UT Bonds, 5.50%, 6/1/2010                     AA      1,768,781
            --------------------------------------------           -----------
             TOTAL LONG-TERM MUNICIPAL SECURITIES
             (IDENTIFIED COST $29,252,821)                          30,442,232
            --------------------------------------------           -----------
 MUTUAL FUND ISSUES--8.0%
 -------------------------------------------------------
  1,430,264 Goldman Sachs & Co.                                      1,430,264
            --------------------------------------------
  1,243,349 Municipal Fund for Temporary Investment                  1,243,349
            --------------------------------------------           -----------
             TOTAL MUTUAL FUND ISSUES (AT NET ASSET                  2,673,613
            VALUE)                                                 -----------
            --------------------------------------------
             TOTAL INVESTMENTS (IDENTIFIED COST                    $33,115,845
            $31,926,434)(A)                                        -----------
            --------------------------------------------

At September 30, 1997, 4.7% of the total investments at market value were subject to alternative minimum tax.

(a) The cost of investments for federal tax purposes amounts to $31,926,434. The unrealized appreciation of investments on a federal tax basis amounts to $1,189,411 at September 30, 1997.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
     ($33,468,781) at September 30, 1997.

The following acronym(s) are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
FGIC--Financial Guaranty Insurance Company
GO--General Obligation
IDA--Industrial Development Authority
INS--Insured
MBIA--Municipal Bond Investors Assurance
UT--Unlimited Tax

(See Notes which are an integral part of the Financial Statements)


THE TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997
-------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                          VALUE
 ----------- ------------------------------------------------   ------------
 U.S. TREASURY OBLIGATIONS--52.6%
 ------------------------------------------------------------
             U.S. TREASURY BILL--15.7%
             ------------------------------------------------
 $50,000,000 10/16/1997                                         $ 49,906,604
             ------------------------------------------------
                                                                ------------
                                                                ------------
             U.S. TREASURY NOTES--36.9%
             ------------------------------------------------
  12,000,000 5/125%, 4/30/1998                                    11,935,655
             ------------------------------------------------
  31,000,000 5.625% - 5.750%, 10/31/1997                          31,002,067
             ------------------------------------------------
  15,000,000 6.125%, 5/15/1998                                    15,031,852
             ------------------------------------------------
   8,000,000 6.125%, 8/31/1998                                     8,024,535
             ------------------------------------------------
   3,000,000 6.250%, 7/31/1998                                     3,014,931
             ------------------------------------------------
  27,000,000 7.875%, 1/15/1998                                    27,168,155
             ------------------------------------------------
   7,000,000 8.250%, 7/15/1998                                     7,135,850
             ------------------------------------------------
  14,000,000 8.750%, 10/15/1997                                   14,016,352
             ------------------------------------------------
                                                                ------------
              Total                                              117,329,397
             ------------------------------------------------
                                                                ------------
              TOTAL U.S. TREASURY OBLIGATIONS                    167,236,001
             ------------------------------------------------   ------------
 (A) REPURCHASE AGREEMENTS--47.0%
 ------------------------------------------------------------
  40,000,000 CS First Boston, 6.050%, dated 9/30/1997, due
             10/1/1997                                            40,000,000
             ------------------------------------------------
  40,000,000 Merrill Lynch, Pierce, Fenner and Smith, 6.050%,
             dated
             9/30/1997, due 10/1/1997                             40,000,000
             ------------------------------------------------
  29,310,947 Prudential Securities, Inc., 6.050%, dated
             9/30/1997, due 10/1/1997                             29,310,947
             ------------------------------------------------
  40,000,000 Smith Barney, Inc., 6.000%, dated 9/30/1997, due
             10/1/1997                                            40,000,000
             ------------------------------------------------
                                                                ------------
              TOTAL REPURCHASE AGREEMENTS                        149,310,947
             ------------------------------------------------   ------------
                                                                ------------
              TOTAL INVESTMENTS (AT AMORTIZED COST)(B)          $316,546,948
             ------------------------------------------------   ------------

(a) The repurchase agreements are fully collateralized by U.S. Treasury and/or agency obligations based on market prices at the date of the portfolio.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
     ($317,749,268) at September 30, 1997.

(See Notes which are an integral part of the Financial Statements)


THE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
 ----------- ---------------------------------------------------   ------------
 (A) COMMERCIAL PAPER--55.0%
 ---------------------------------------------------------------
             ASSET BACKED--12.7%
             ---------------------------------------------------
 $ 7,000,000 Ascot Capital Corp., 5.621%, 12/5/1997                $  6,929,981
             ---------------------------------------------------
  10,000,000 Centre Square Funding, 5.574%, 10/20/1997                9,970,708
             ---------------------------------------------------
             Fleet Funding Corp., 5.557%-5.578%, 10/6/1997-
   6,000,000 10/10/1997                                               5,994,168
             ---------------------------------------------------
   8,000,000 Sigma Finance, 5.697%-5.716%, 2/2/1998-2/27/1998         7,827,485
             ---------------------------------------------------   ------------
              Total                                                  30,722,342
             ---------------------------------------------------   ------------
             BANKING-FINANCE--2.5%
             ---------------------------------------------------
   3,000,000 Banc One Funding Corp., 5.605%, 12/12/1997               2,966,820
             ---------------------------------------------------
   3,000,000 Credit Suisse First Boston, 5.691%, 1/16/1998            2,950,691
             ---------------------------------------------------   ------------
              Total                                                   5,917,511
             ---------------------------------------------------   ------------
             COMMERCIAL SERVICES--1.5%
             ---------------------------------------------------
   3,600,000 McGraw-Hill Cos., Inc., 5.565%, 10/7/1997                3,596,700
             ---------------------------------------------------   ------------
             CONSUMER NON-DURABLES--2.9%
             ---------------------------------------------------
             Campbell Soup Co., 5.476%-5.688%, 11/18/1997-
   7,000,000 4/17/1998                                                6,904,653
             ---------------------------------------------------   ------------
             FINANCE-AUTOMOTIVE--1.2%
             ---------------------------------------------------
             Ford Motor Credit Corp., 5.725%-5.857%, 10/27/1997-
   3,000,000 4/13/1998                                                2,962,196
             ---------------------------------------------------   ------------
             FINANCE-RETAIL--2.9%
             ---------------------------------------------------
   7,000,000 Xerox Credit Corp., 5.493%-5.495%, 11/5/1997             6,964,067
             ---------------------------------------------------   ------------
             FINANCE-LEASING--3.3%
             ---------------------------------------------------
             Pitney Bowes Credit Corp., 5.679%-5.837%,
   8,000,000 10/2/1997-1/9/1998                                       7,922,860
             ---------------------------------------------------   ------------
             FINANCIAL SERVICES--14.8%
             ---------------------------------------------------
   2,000,000 American General Finance Corp., 5.780%, 6/9/1998         1,922,748
             ---------------------------------------------------
             General Electric Capital Corp., 5.761%-5.813%,
   8,000,000 5/6/1998-6/9/1998                                        7,700,036
             ---------------------------------------------------
   2,000,000 Marsh & McLennan Cos., Inc., 5.597%, 12/18/1997          1,976,167
             ---------------------------------------------------
             Merrill Lynch & Co., Inc., 5.741%-5.981%, 1/5/1998-
  11,640,000 4/13/1998                                               11,379,917
             ---------------------------------------------------
   5,000,000 Republic New York Corp., 5.654%, 3/27/1998               4,864,792
             ---------------------------------------------------
             Smith Barney, Inc., 5.560%-5.564%, 10/10/1997-
   8,000,000 11/17/1997                                               7,960,030
             ---------------------------------------------------   ------------
              Total                                                  35,803,690
             ---------------------------------------------------   ------------
             HEALTH SERVICES--4.1%
             ---------------------------------------------------
  10,000,000 Schering Corp., 5.813%-5.822%, 10/7/1997-12/2/1997       9,946,639
             ---------------------------------------------------   ------------
             PROCESS INDUSTRIES--2.5%
             ---------------------------------------------------
             Du Pont (E.I.) de Nemours & Co., 5.847%-5.890%,
   6,000,000 10/28/1997                                               5,974,350
             ---------------------------------------------------   ------------
             PRODUCER MANUFACTURING--1.2%
             ---------------------------------------------------
   3,000,000 Xerox Corp., 5.579%, 10/15/1997                          2,993,583
             ---------------------------------------------------   ------------


THE MONEY MARKET FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
  OR SHARES                                                           VALUE
 ----------- ---------------------------------------------------   ------------
 (A) COMMERCIAL PAPER--CONTINUED
 ---------------------------------------------------------------
             UTILITIES--5.4%
             ---------------------------------------------------
             Southern California Edison Co., 5.604%-5.665%,
 $ 8,000,000 10/17/1997-11/14/1997                                 $  7,967,456
             ---------------------------------------------------
   5,000,000 Virginia Electric Power Co., 9.375%, 6/1/1998            5,105,256
             ---------------------------------------------------   ------------
              Total                                                  13,072,712
             ---------------------------------------------------   ------------
              TOTAL COMMERCIAL PAPER                                132,781,303
             ---------------------------------------------------   ------------
 CORPORATE BONDS--12.2%
 ---------------------------------------------------------------
             BANKING-FINANCE--4.5%
             ---------------------------------------------------
             Associates Corp. of North America, 8.375%,
   4,000,000 1/15/1998                                                4,026,490
             ---------------------------------------------------
     900,000 CIT Group Holdings, Inc., 6.750%, 4/30/1998                901,848
             ---------------------------------------------------
   4,000,000 NationsBank Corp., 6.625%, 1/15/1998                     4,007,304
             ---------------------------------------------------
   2,000,000 Norwest Financial, Inc., 8.500%, 8/15/1998               2,042,512
             ---------------------------------------------------   ------------
              Total                                                  10,978,154
             ---------------------------------------------------   ------------
             FINANCE-LEASING--3.2%
             ---------------------------------------------------
   3,000,000 International Lease Finance Corp., 5.609%, 1/5/1998      2,956,160
             ---------------------------------------------------
             International Lease Finance Corp., 8.125%,
   4,760,000 1/15/1998                                                4,789,290
             ---------------------------------------------------   ------------
              Total                                                   7,745,450
             ---------------------------------------------------   ------------
             FINANCIAL SERVICES--2.1%
             ---------------------------------------------------
   5,000,000 American General Finance Corp., 8.250%, 1/15/1998        5,032,656
             ---------------------------------------------------   ------------
             OIL/GAS--0.2%
             ---------------------------------------------------
     500,000 Texaco Capital, Inc., 9.000%, 11/15/1997                   501,886
             ---------------------------------------------------   ------------
             PROCESS INDUSTRIES--0.8%
             ---------------------------------------------------
   1,925,000 Du Pont (E.I.) de Nemours & Co., 8.650%, 12/1/1997       1,933,167
             ---------------------------------------------------   ------------
             RESTAURANT/FOOD SERVICE--1.4%
             ---------------------------------------------------
   3,238,000 PepsiCo, Inc., 6.125%, 1/15/1998                         3,241,451
             ---------------------------------------------------   ------------
              TOTAL CORPORATE BONDS                                  29,432,764
             ---------------------------------------------------   ------------
 CORPORATE NOTES--2.2%
 ---------------------------------------------------------------
             BANKING-FINANCE--1.3%
             ---------------------------------------------------
   3,000,000 CIT Group Holdings, Inc., 6.500%, 7/13/1998              3,016,257
             ---------------------------------------------------   ------------
             ELECTRONIC TECHNOLOGY--0.9%
             ---------------------------------------------------
   2,250,000 Rockwell International Corp., 7.625%, 2/17/1998          2,264,006
             ---------------------------------------------------   ------------
              TOTAL CORPORATE NOTES                                   5,280,263
             ---------------------------------------------------   ------------
 GOVERNMENT AGENCIES--23.7%
 ---------------------------------------------------------------
             (b)Federal National Mortgage Association, 5.360%,
   2,000,000 12/14/1998                                               2,000,382
             ---------------------------------------------------
  55,250,000 (b)Student Loan Marketing Association, 5.220%-
               5.410%, 10/30/1997-3/7/2001                           55,262,286
             ---------------------------------------------------   ------------
              TOTAL GOVERNMENT AGENCIES                              57,262,668
             ---------------------------------------------------   ------------

THE MONEY MARKET FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                    VALUE
 ----------- ------------------------------------------   ------------
 (C) REPURCHASE AGREEMENT--6.8%
 ------------------------------------------------------
             Prudential Securities, Inc., 6.050%, dated
 $16,490,289 9/30/1997, due 10/1/1997                     $ 16,490,289
             ------------------------------------------   ------------
              TOTAL INVESTMENTS (AT AMORTIZED COST)(D)    $241,247,287
             ------------------------------------------   ------------

(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) Current rate and next reset date shown.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($241,510,750) at September 30, 1997.

(See Notes which are an integral part of the Financial Statements)



THE TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 SHORT-TERM MUNICIPAL SECURITIES--99.2%
 --------------------------------------------------------
            ALABAMA--4.4%
            ---------------------------------------------
 $2,500,000 Columbia, AL IDB , PCR (Series C) Daily VRDNs
            (Alabama Power Co.)                                A    $ 2,500,000
            ---------------------------------------------           -----------
            ALASKA--5.2%
            ---------------------------------------------
  3,000,000 Alaska State Housing Finance Corp., Revenue
            Bonds (Series 1991C) Weekly VRDNs (Swiss Bank
            Capital Markets SPA)                              AAA     3,000,000
            ---------------------------------------------           -----------
            ARIZONA--3.5%
            ---------------------------------------------
  2,000,000 Arizona Health Facilities Authority, Pooled
            Loan Program Revenue Bonds (Series 1985B)
            Weekly VRDNs (FGIC INS)/(Chase Manhattan Bank
            N.A., New York LIQ)                               AAA     2,000,000
            ---------------------------------------------           -----------
            FLORIDA--5.7%
            ---------------------------------------------
  3,290,000 Putnam County, FL Development Authority, PCR Bonds (Series 1984H)
            Weekly VRDNs (Seminole Electric Cooperative, Inc (FL))/(National
            Rural Utilities Cooperative Finance Corp.
            LOC)                                              AA-     3,290,000
            ---------------------------------------------           -----------
            GEORGIA--12.6%
            ---------------------------------------------
  2,000,000 Burke County, GA Development Authority, PCR
            Bonds Daily VRDNs (Georgia Power Company
            Plant Vogtle)                                     A+      2,000,000
            ---------------------------------------------
  2,700,000 Gwinnett County, GA School District, GO UT
            Refunding Bonds, 4.40% Bonds, 2/1/1998            AA+     2,707,489
            ---------------------------------------------
  1,500,000 Monroe County, GA Development Authority IDRB,
            PCR Refunding Bonds (Series 2) Daily VRDNs
            (Gulf Power Co.)                                  A+      1,500,000
            ---------------------------------------------
  1,000,000 Putnam County, GA Development Authority Daily
            VRDNs (Georgia Power Co.)                         A+      1,000,000
            ---------------------------------------------           -----------
             Total                                                    7,207,489
            ---------------------------------------------           -----------
            MARYLAND--8.3%
            ---------------------------------------------
  1,000,000 Anne Arundel County, MD, GO UT, 4.00% Bonds,
            4/1/1998                                          AA+     1,001,229
            ---------------------------------------------
  1,750,000 Baltimore County, MD Metropolitan District,
            GO UT (65th Series), 5.00% Bonds, 6/1/1998        AAA     1,764,110
            ---------------------------------------------
  2,000,000 Maryland Health & Higher Educational
            Facilities Authority, Revenue Bonds Weekly
            VRDNs (Greater Baltimore Medical
            Center)/(First National Bank of Maryland,
            Baltimore LOC)                                    A1      2,000,000
            ---------------------------------------------           -----------
             Total                                                    4,765,339
            ---------------------------------------------           -----------
            MASSACHUSETTS--4.4%
            ---------------------------------------------
  2,500,000 Massachusetts IFA, (Series 1992A) Weekly
            VRDNs (Ogden Haverhill)/(Union Bank of
            Switzerland, Zurich LOC)                          AA+     2,500,000
            ---------------------------------------------           -----------
            MINNESOTA--0.7%
            ---------------------------------------------
    400,000 Beltrami County, MN, Environmental Control
            Authority Daily VRDNs (Northwood Panelboard
            Co.)/(Union Bank of Switzerland, Zurich LOC)      AA+       400,000
            ---------------------------------------------           -----------

THE TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
 --------------------------------------------------------
            NEW YORK--10.3%
            ---------------------------------------------
 $1,000,000 New York City Municipal Water Finance
            Authority, Water and Sewer System Revenue
            Bonds (Series 1995 A) Daily VRDNs (FGIC
            INS)/(FGIC Securities Purchase, Inc. LIQ)         AAA   $ 1,000,000
            ---------------------------------------------
  1,000,000 New York City, NY Daily VRDNs (AMBAC INS)         AAA     1,000,000
            ---------------------------------------------
    900,000 New York City, NY Daily VRDNs (Morgan
            Guaranty Trust Co., New York LOC)                 AAA       900,000
            ---------------------------------------------
    100,000 New York City, NY, (Subseries B-4) Daily
            VRDNs                                             AA+       100,000
            ---------------------------------------------
    400,000 New York City, NY, GO Bonds Series-B Daily
            VRDNs (FGIC INS)/(FGIC Securities Purchase,
            Inc. LIQ)                                         AAA       400,000
            ---------------------------------------------
    500,000 New York City, NY, Series B Daily VRDNs (FGIC
            INS)/(FGIC Securities Purchase, Inc. LIQ)         AAA       500,000
            ---------------------------------------------
  2,000,000 New York City, NY, Subseries A-10 Daily VRDNs     AAA     2,000,000
            ---------------------------------------------           -----------
             Total                                                    5,900,000
            ---------------------------------------------           -----------
            OHIO--6.8%
            ---------------------------------------------
  1,900,000 Clermont County, OH , Revenue Bonds (Series
            B) Weekly VRDNs (Mercy Health Systems)            AA-     1,900,000
            ---------------------------------------------
  2,000,000 Ohio State Air Quality Development Authority, Revenue Bonds (Series
            B) Daily VRDNs (Cincinnati Gas and Electric Co.)/(J.P.
            Morgan Delaware, Wilmington LOC)                  AAA     2,000,000
            ---------------------------------------------           -----------
             Total                                                    3,900,000
            ---------------------------------------------           -----------
            PENNSYLVANIA--3.5%
            ---------------------------------------------
  2,000,000 Allegheny County, PA HDA, (Series 1990 A)
            Daily VRDNs (Presbyterian University
            Hospital)/(MBIA Insurance Corporation
            INS)/(PNC Bank, N.A. LIQ)                         AAA     2,000,000
            ---------------------------------------------           -----------
            TEXAS--6.1%
            ---------------------------------------------
  1,500,000 Lower Neches Valley, TX, Refunding Revenue Bonds, 3.75% TOBs
            (Chevron U.S.A., Inc.)
            2/16/1998                                         AA      1,500,000
            ---------------------------------------------
  2,000,000 Sabine River Authority, TX , PCR Bonds
            (Series B) Daily VRDNs (Texas Utilities
            Electric Co.)/(Union Bank of Switzerland,
            Zurich LOC)                                       AA+     2,000,000
            ---------------------------------------------           -----------
             Total                                                    3,500,000
            ---------------------------------------------           -----------
            VIRGINIA--26.0%
            ---------------------------------------------
  2,200,000 Fairfax County, VA IDA, Refunding Revenue
            Bonds (Series A) Weekly VRDNs (Fairfax
            Hospital System)                                  AA      2,200,000
            ---------------------------------------------
  2,000,000 Fairfax County, VA, GO UT (Series A), 5.50%
            Bonds, 6/1/1998                                   AAA     2,022,729
            ---------------------------------------------
  2,215,000 Loudoun County, VA, GO UT (Series A), 4.375%
            Bonds, 8/1/1998                                   AA-     2,226,345
            ---------------------------------------------
    965,000 Richmond, VA Public Utility, Series A, 8.00%
            Bonds (United States Treasury PRF), 1/15/1998
            (@102)                                            AAA       996,204
            ---------------------------------------------
  1,400,000 Virginia College Building Authority Weekly
            VRDNs (University of Richmond)/(Crestar Bank
            of Virginia, Richmond SA)                         Aa2     1,400,000
            ---------------------------------------------


THE TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                   CREDIT
 OR SHARES                                                  RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
 --------------------------------------------------------
 $2,000,000 Virginia State Housing Development Authority,
            (Series C), 3.80% TOBs, Mandatory Tender
            6/10/1998                                         AA+   $ 1,999,173
            ---------------------------------------------
    500,000 Virginia State Public Building Authority,
            (Series A), 3.90% Bonds, 8/1/1998                 AA        500,192
            ---------------------------------------------
  1,500,000 Virginia State Public School Authority,
            Series A, 6.00% Bonds, 1/1/1998                   AA      1,508,956
            ---------------------------------------------
  2,000,000 Virginia State Transportation Board, 7.70%
            Bonds (Route 28 Project)/(United States
            Treasury PRF), 3/1/1998 (@102)                    AAA     2,072,480
            ---------------------------------------------           -----------
             Total                                                   14,926,079
            ---------------------------------------------           -----------
            WYOMING--1.7%
            ---------------------------------------------
  1,000,000 Lincoln County, WY, Revenue Bonds Daily VRDNs
            (Exxon Corp.)                                     AA      1,000,000
            ---------------------------------------------           -----------
             TOTAL SHORT-TERM MUNICIPAL SECURITIES                   56,888,907
            ---------------------------------------------           -----------
 MUTUAL FUND ISSUES--0.4%
 --------------------------------------------------------
    247,772 Goldman Sachs & Co. (AT NET ASSET VALUE)                    247,772
            ---------------------------------------------           -----------
             TOTAL INVESTMENTS (AT AMORTIZED COST AND NET
            ASSET VALUE)(A)                                         $57,136,679
            ---------------------------------------------           -----------

(a) Also represents cost for federal tax purposes.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
      ($57,369,580) at September 30, 1997.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation FGIC--Financial Guaranty Insurance Company GO--General Obligation HDA--Hospital Development Authority IDA--Industrial Development Authority IDB--Industrial Development Bond
IDRB--Industrial Development Revenue Bond IFA--Industrial Finance Authority
INS--Insured LIQ--Liquidity Agreement LOC--Letter of Credit MBIA--Municipal Bond Investors Assurance PCR--Pollution Control Revenue PRF--Prerefunded SA--Support Agreement SPA--Standby Purchase Agreement TOBs--Tender Option Bonds UT--Unlimited Tax VRDNs--Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)


THE VIRTUS FUNDS
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

                            THE U.S.     THE STYLE                   THE          THE
                           GOVERNMENT     MANAGER:    THE STYLE   VIRGINIA     MARYLAND
                           SECURITIES    LARGE CAP     MANAGER    MUNICIPAL    MUNICIPAL
                              FUND          FUND        FUND      BOND FUND    BOND FUND
------------------------------------------------------------------------------------------
ASSETS:
Investments in
repurchase agreements     $    460,430  $  2,576,249 $ 1,219,266 $        --  $        --
Investments in
securities                 155,643,026   104,106,935  75,511,023  78,052,751   33,115,845
------------------------------------------------------------------------------------------
  Total investments in
  securities, at value    $156,103,456  $106,683,184 $76,730,289 $78,052,751  $33,115,845
------------------------------------------------------------------------------------------
Cash                                --           446          --          --           --
Income receivable            1,935,302       128,141      96,421   1,121,169      438,320
Receivable for shares
sold                           117,229        57,067     275,041      37,019          200
Deferred expenses                   --            --       9,103          --           --
------------------------------------------------------------------------------------------
  Total assets             158,155,987   106,868,838  77,110,854  79,210,939   33,554,365
------------------------------------------------------------------------------------------
LIABILITIES:
Payable for shares
redeemed                       249,193        87,484     187,792     238,933       13,519
Income distribution
payable                        362,543            --          --     105,709       33,929
Payable to Bank                  3,989            --          --          --           --
Accrued expenses               115,182        96,827      49,114      93,733       38,136
------------------------------------------------------------------------------------------
  Total liabilities            730,907       184,311     236,906     438,375       85,584
------------------------------------------------------------------------------------------
  TOTAL NET ASSETS        $157,425,080  $106,684,527 $76,873,948 $78,772,564  $33,468,781
------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in capital           $174,339,274  $ 69,922,418 $48,156,564 $75,912,084  $32,631,102
Net unrealized
 appreciation of
 investments                 1,195,308    20,488,173  15,019,954   3,037,578    1,189,411
Accumulated net realized
 gain (loss) on
 investments               (18,155,068)   16,158,724  13,635,635    (177,098)    (351,732)
Accumulated
 undistributed net
 investment income              45,566       115,212      61,795          --           --
------------------------------------------------------------------------------------------
  TOTAL NET ASSETS        $157,425,080  $106,684,527 $76,873,948 $78,772,564  $33,468,781
------------------------------------------------------------------------------------------
NET ASSETS:
 Trust Shares             $ 52,177,289  $ 26,611,481 $        -- $19,891,348  $ 5,682,750
 Investment Shares         105,247,791    80,073,046  76,873,948  58,881,216   27,786,031
------------------------------------------------------------------------------------------
  Total                   $157,425,080  $106,684,527 $76,873,948 $78,772,564  $33,468,781
------------------------------------------------------------------------------------------
NET ASSET VALUE AND
OFFERING PRICE PER SHARE
 Trust Shares                    $9.95        $16.31          --      $11.07       $10.91
 Investment Shares               $9.95        $16.31      $15.37      $11.07       $10.91
------------------------------------------------------------------------------------------
REDEMPTION PROCEEDS PER
SHARE*
 Trust Shares                    $9.95        $16.31          --      $11.07       $10.91
 Investment Shares**             $9.75        $15.98      $15.06      $10.85       $10.69
------------------------------------------------------------------------------------------
SHARES OUTSTANDING
 Trust Shares                5,246,259     1,632,012          --   1,797,148      521,087
 Investment Shares          10,582,280     4,910,713   5,002,112   5,319,803    2,547,851
------------------------------------------------------------------------------------------
Total Shares Outstanding    15,828,539     6,542,725   5,002,112   7,116,951    3,068,938
------------------------------------------------------------------------------------------
Investments, at
identified cost           $154,908,148  $ 86,195,011 $61,710,335 $75,015,173  $31,926,434
------------------------------------------------------------------------------------------
Investments, at tax cost  $154,908,148  $ 86,195,011 $61,750,880 $75,015,173  $31,926,434
------------------------------------------------------------------------------------------

*See "Redeeming Shares" in the Prospectus.
**Computation of redemption proceeds per share: 98/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

THE VIRTUS FUNDS
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

                                         THE TREASURY              THE TAX-FREE
                                            MONEY      THE MONEY      MONEY
                                         MARKET FUND  MARKET FUND  MARKET FUND
-------------------------------------------------------------------------------
ASSETS:
Investments in repurchase agreements     $149,310,947 $ 16,490,289 $        --
Investments in securities                 167,236,001  224,756,998  57,136,679
-------------------------------------------------------------------------------
  Total investments in securities, at
  value                                   316,546,948  241,247,287  57,136,679
-------------------------------------------------------------------------------
Income receivable                           2,578,221    1,133,016     371,750
Receivable for shares sold                      3,106       11,582      69,301
Deferred expenses                                  --           --       4,692
-------------------------------------------------------------------------------
  Total assets                            319,128,275  242,391,885  57,582,422
-------------------------------------------------------------------------------
LIABILITIES:
Payable for shares redeemed                   206,703       66,719       6,000
Income distribution payable                   930,196      602,201     135,472
Payable to Bank                                    --       67,897          --
Accrued expenses                              242,108      144,318      71,370
-------------------------------------------------------------------------------
  Total liabilities                         1,379,007      881,135     212,842
-------------------------------------------------------------------------------
  TOTAL NET ASSETS                       $317,749,268 $241,510,750 $57,369,580
-------------------------------------------------------------------------------
NET ASSETS:
 Trust Shares                            $196,450,150 $164,290,280 $        --
 Investment Shares                        121,299,118   77,220,470  57,369,580
-------------------------------------------------------------------------------
  TOTAL NET ASSETS                       $317,749,268 $241,510,750 $57,369,580
-------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PROCEEDS
PER SHARE
 Trust Shares                                   $1.00        $1.00          --
 Investment Shares                              $1.00        $1.00       $1.00
-------------------------------------------------------------------------------
SHARES OUTSTANDING
 Trust Shares                             196,450,150  164,290,280          --
 Investment Shares                        121,466,050   77,220,470  57,369,580
-------------------------------------------------------------------------------
Total Shares Outstanding                  317,916,200  241,510,750  57,369,580
-------------------------------------------------------------------------------
Investments, at amortized cost and net
asset value                              $316,546,948 $241,247,287 $57,136,679
-------------------------------------------------------------------------------
Investments, at tax cost                 $316,546,948 $241,247,287 $57,136,679
-------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)


THE VIRTUS FUNDS
STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

                           THE U.S.     THE STYLE                              THE
                          GOVERNMENT    MANAGER:    THE STYLE  THE VIRGINIA  MARYLAND
                          SECURITIES    LARGE CAP    MANAGER    MUNICIPAL   MUNICIPAL
                             FUND         FUND        FUND      BOND FUND   BOND FUND
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                 $        --  $ 2,280,851 $ 1,853,994 $        --  $       --
Interest                   12,930,324      109,465     110,776   4,537,516   1,875,016
--------------------------------------------------------------------------------------
  Total income             12,930,324    2,390,316   1,964,770   4,537,516   1,875,016
--------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fee     1,325,841      749,609     830,673     650,276     273,851
Administrative personnel
and  services fee             172,113       97,360      75,125      84,421      75,000
Custodian fees                 46,191       47,362      31,329      28,448      12,079
Transfer and dividend
disbursing  agent fees
and expenses                  132,824      198,044      64,733      80,614      60,084
Directors'/Trustees'
fees                            3,071        3,593       2,496       2,754       2,202
Auditing fees                  15,412       18,571      12,506      14,195      14,018
Legal fees                      2,633       12,728       1,920       2,436          19
Portfolio accounting
fees                           58,744       59,472      38,520      62,576      55,277
Distribution services
fee--
 Investment Shares            279,386      175,775          --     158,225      73,620
Share registration costs       15,210       26,705      11,764      15,011       9,626
Printing and postage           14,918       15,397      26,489      12,992      20,995
Insurance premiums              4,006        6,951       2,903       2,092       2,368
Miscellaneous                   5,441        7,121      11,563       3,681          14
--------------------------------------------------------------------------------------
  Total expenses            2,075,790    1,418,688   1,110,021   1,117,721     599,153
Waivers--
 Waiver of investment
  advisory fee                 37,709           --     326,846          --          --
--------------------------------------------------------------------------------------
 Net expenses               2,038,081    1,418,688     783,175   1,117,721     599,153
--------------------------------------------------------------------------------------
  Net investment income    10,892,243      971,628   1,181,595   3,419,795   1,275,863
--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON
INVESTMENTS:
Net realized gain (loss)
on  investments            (3,831,048)  16,227,730  13,831,352     579,805     163,436
Change in unrealized
appreciation
 of investments             4,711,022   14,347,096   9,985,998   2,442,760     982,703
--------------------------------------------------------------------------------------
 Net realized and
unrealized gain   (loss)
on investments                879,974   30,574,826  23,817,350   3,022,565   1,146,139
--------------------------------------------------------------------------------------
  Change in net assets
resulting    from
operations                $11,772,217  $31,546,454 $24,998,945 $ 6,442,360  $2,422,002
--------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)


THE VIRTUS FUNDS
STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

                                    THE TAX-
                                        THE TREASURY                  FREE
                                           MONEY       THE MONEY      MONEY
                                        MARKET FUND   MARKET FUND  MARKET FUND
------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                $20,757,671   $13,828,345  $2,158,617
------------------------------------------------------------------------------
  Total income                           20,757,671    13,828,345   2,158,617
------------------------------------------------------------------------------
EXPENSES:
Investment advisory fee                   1,897,464     1,250,019     302,027
Administrative personnel and services
fee                                         369,581       243,450      75,171
Custodian fees                              120,115        74,934      34,273
Transfer and dividend disbursing agent
fees and expenses                           240,905       123,295      44,277
Directors'/Trustees' fees                     5,057         3,656       3,408
Auditing fees                                20,051        16,000      16,613
Legal fees                                      412         4,687       2,434
Portfolio accounting fees                   109,149        75,599      46,105
Distribution services fee--Investment
Shares                                      331,053       206,038          --
Share registration costs                     18,320        24,568      12,242
Printing and postage                         26,923        28,499      23,513
Insurance premiums                            4,988         6,662       2,870
Miscellaneous                                 2,993         8,156       6,815
------------------------------------------------------------------------------
  Total expenses                          3,147,011     2,065,563     569,748
Waivers and Reimbursements--
 Waiver of investment advisory fee          (46,840)      (57,472)    (94,455)
 Reimbursements of other operating
expenses                                     (4,897)           --          --
------------------------------------------------------------------------------
  Total waivers and reimbursements          (51,737)      (57,472)    (94,455)
------------------------------------------------------------------------------
    Net expenses                          3,095,274     2,008,091     475,293
------------------------------------------------------------------------------
      Net investment income              17,662,397    11,820,254   1,683,324
------------------------------------------------------------------------------
        Change in net assets resulting
             from operations            $17,662,397   $11,820,254  $1,683,324
------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)


THE VIRTUS FUNDS STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                               THE U.S. GOVERNMENT           THE STYLE MANAGER:
                                 SECURITIES FUND               LARGE CAP FUND
                           ----------------------------  ----------------------------
                            YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                           SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                               1997           1996           1997           1996
-------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN
 NET ASSETS:
 OPERATIONS--
 Net investment income     $ 10,892,243   $ 13,381,466   $    971,628   $  1,995,250
 Net realized gain (loss)
 on investments              (3,831,048)    (3,219,621)    16,227,730     12,982,465
 Net change in unrealized
  appreciation
  (depreciation) of
  investments                 4,711,022     (2,011,452)    14,347,096     (2,926,184)
-------------------------------------------------------------------------------------
   Change in net assets
  resulting from operations  11,772,217      8,150,393     31,546,454     12,051,531
-------------------------------------------------------------------------------------
 DISTRIBUTIONS TO
 SHAREHOLDERS-- Distributions from net investment income:
   Trust Shares              (4,109,350)    (6,107,288)      (350,276)      (926,390)
   Investment Shares         (6,782,893)    (7,274,178)      (656,481)    (1,026,148)
 Distributions from net realized gains:
   Trust Shares                      --             --     (4,272,531)    (3,898,915)
   Investment Shares                 --             --     (7,971,845)    (3,989,082)
-------------------------------------------------------------------------------------
   Change in net assets
  resulting from
    distributions to
  shareholders              (10,892,243)   (13,381,466)   (13,251,133)    (9,840,535)
-------------------------------------------------------------------------------------
 SHARE TRANSACTIONS--
 Proceeds from sale of
 shares                      22,960,997     46,455,480     17,201,667     18,263,662
 Shares issued in
  connection with the
  acquisition                        --             --      1,509,197      9,245,450
 Net asset value of
  shares issued to
  shareholders in payment
  of
  distributions declared      5,396,173      6,142,681      9,353,220      5,478,249
 Cost of shares redeemed    (67,228,310)   (68,163,717)   (33,248,877)   (31,477,651)
-------------------------------------------------------------------------------------
   Change in net assets
  resulting from share
  transactions              (38,871,140)   (15,565,556)    (5,184,793)     1,509,710
-------------------------------------------------------------------------------------
    Change in net assets    (37,991,166)   (20,796,629)    13,110,528      3,720,706
 NET ASSETS:
 Beginning of period        195,416,246    216,212,875     93,573,999     89,853,293
-------------------------------------------------------------------------------------
 End of period             $157,425,080   $195,416,246   $106,684,527   $ 93,573,999
-------------------------------------------------------------------------------------
 Undistributed net
  investment income
  included in net assets
  at end of period         $     45,566   $     45,566   $    115,212   $    150,341
-------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)


THE VIRTUS FUNDS STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                             THE VIRGINIA MUNICIPAL
                             THE STYLE MANAGER FUND               BOND FUND
                           ----------------------------  ----------------------------
                            YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                           SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                               1997           1996           1997           1996
-------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN
 NET ASSETS:
 OPERATIONS--
 Net investment income     $  1,181,595   $  1,728,218   $  3,419,795   $  3,919,914
 Net realized gain (loss)
 on investments              13,831,352      4,542,510        579,805        780,289
 Net change in unrealized
  appreciation
  (depreciation) of
  investments                 9,985,998       (119,759)     2,442,760     (2,101,082)
-------------------------------------------------------------------------------------
   Change in net assets
  resulting
    from operations          24,998,945      6,150,969      6,442,360      2,599,121
-------------------------------------------------------------------------------------
 DISTRIBUTIONS TO
 SHAREHOLDERS-- Distributions from net investment income:
   Trust Shares                      --             --       (965,706)    (1,287,834)
   Investment Shares         (1,233,260)    (1,638,472)    (2,454,089)    (2,632,080)
 Distributions from net realized gains:
   Trust Shares                      --             --             --             --
   Investment Shares         (3,328,990)    (8,143,290)            --             --
-------------------------------------------------------------------------------------
   Change in net assets
  resulting from
    distributions to
  shareholders               (4,562,250)    (9,781,762)    (3,419,795)    (3,919,914)
-------------------------------------------------------------------------------------
 SHARE TRANSACTIONS--
 Proceeds from sale of
 shares                      40,136,505     16,506,045      6,840,095     16,125,700
 Net asset value of
  shares issued to
  shareholders in payment
  of
  distributions declared      4,503,897      9,243,789      1,888,518      1,997,026
 Cost of shares redeemed    (50,985,728)   (37,724,499)   (26,788,539)   (27,234,673)
-------------------------------------------------------------------------------------
   Change in net assets
  resulting
    from share
  transactions               (6,345,326)   (11,974,665)   (18,059,926)    (9,111,947)
-------------------------------------------------------------------------------------
    Change in net assets     14,091,369    (15,605,458)   (15,037,361)   (10,432,740)
 NET ASSETS:
 Beginning of period         62,782,579     78,388,037     93,809,925    104,242,665
-------------------------------------------------------------------------------------
 End of period             $ 76,873,948   $ 62,782,579   $ 78,772,564   $ 93,809,925
-------------------------------------------------------------------------------------
 Undistributed net
  investment income
  included in net assets
  at end of period         $     61,795   $    113,460   $         --   $         --
-------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)

THE VIRTUS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                             THE MARYLAND MUNICIPAL             THE TREASURY
                                    BOND FUND                 MONEY MARKET FUND
                           ----------------------------  ----------------------------
                            YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                           SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                               1997           1996           1997           1996
--------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN
  NET ASSETS:
 OPERATIONS--
 Net investment income     $  1,275,863   $  1,527,863   $  17,662,397  $  16,209,478
 Net realized gain
  (loss) on investments         163,436        186,173              --             --
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments                   982,703       (739,639)             --             --
--------------------------------------------------------------------------------------
   Change in net assets
    resulting
    from operations           2,422,002        974,397      17,662,397     16,209,478
--------------------------------------------------------------------------------------
 DISTRIBUTIONS TO
  SHAREHOLDERS--
 Distributions from net investment income:
   Trust Shares                (261,815)      (352,284)    (11,714,695)   (11,356,506)
   Investment Shares         (1,015,074)    (1,175,552)     (5,947,702)    (4,852,972)
--------------------------------------------------------------------------------------
   Change in net assets
    resulting from
    distributions to
    shareholders             (1,276,889)    (1,527,836)    (17,662,397)   (16,209,478)
--------------------------------------------------------------------------------------
 SHARE TRANSACTIONS--
 Proceeds from sale of
  shares                      2,708,043      8,364,014     723,861,521    659,743,838
 Shares issued in
  connection with the
  acquisition                        --             --              --    122,108,127
 Net asset value of
  shares issued to
  shareholders in
  payment of
  distributions declared        770,265        989,879       5,621,031      4,898,441
 Cost of shares redeemed    (11,327,459)   (10,247,633)   (784,872,329)  (661,630,604)
--------------------------------------------------------------------------------------
   Change in net assets
    resulting
    from share
    transactions             (7,849,151)      (893,740)    (55,389,777)   125,119,802
--------------------------------------------------------------------------------------
    Change in net assets     (6,704,038)    (1,447,179)    (55,389,777)   125,119,802
 NET ASSETS:
 Beginning of period         40,172,819     41,619,998     373,139,045    248,019,243
--------------------------------------------------------------------------------------
 End of period             $ 33,468,781   $ 40,172,819   $ 317,749,268  $ 373,139,045
--------------------------------------------------------------------------------------
 Undistributed net
  investment income
  included in net assets
  at end of period         $         --   $      1,026   $          --  $          --
--------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)


THE VIRTUS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                               THE TAX-FREE MONEY
                              THE MONEY MARKET FUND              MARKET FUND
                           ----------------------------  ----------------------------
                            YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                           SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                               1997           1996           1997           1996
--------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN
  NET ASSETS:
 OPERATIONS--
 Net investment income     $  11,820,254  $  12,191,680  $   1,683,324  $   2,734,120
--------------------------------------------------------------------------------------
   Change in net assets
    resulting
    from operations           11,820,254     12,191,680      1,683,324      2,734,120
--------------------------------------------------------------------------------------
 DISTRIBUTIONS TO
  SHAREHOLDERS--
 Distributions from net investment income:
   Trust Shares               (8,056,642)    (8,395,610)            --             --
   Investment Shares          (3,763,612)    (3,796,070)    (1,683,324)    (2,734,120)
--------------------------------------------------------------------------------------
   Change in net assets
    resulting from
    distributions to
    shareholders             (11,820,254)   (12,191,680)    (1,683,324)    (2,734,120)
--------------------------------------------------------------------------------------
 SHARE TRANSACTIONS--
 Proceeds from sale of
  shares                     618,631,500    576,928,235    315,423,874    389,800,080
 Net asset value of
  shares issued to
  shareholders in
  payment of
  distributions declared       3,617,170      3,626,658        417,624        459,305
 Cost of shares redeemed    (624,937,753)  (551,929,373)  (310,970,825)  (419,737,938)
--------------------------------------------------------------------------------------
   Change in net assets
    resulting
    from share
    transactions              (2,689,083)    28,625,520      4,870,673    (29,478,553)
--------------------------------------------------------------------------------------
    Change in net assets      (2,689,083)    28,625,520      4,870,673    (29,478,553)
 NET ASSETS:
 Beginning of period         244,199,833    215,574,313     52,498,907     81,977,460
--------------------------------------------------------------------------------------
 End of period             $ 241,510,750  $ 244,199,833  $  57,369,580  $  52,498,907
--------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)


THE U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       YEAR ENDED SEPTEMBER 30,
                             -------------------------------------------------
INVESTMENT SHARES              1997      1996      1995      1994       1993
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
OF PERIOD                      $ 9.89    $10.13    $ 9.83    $10.90     $10.95
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income           0.60      0.62      0.64      0.61       0.66
 Net realized and
 unrealized gain (loss) on
 investments                     0.06     (0.24)     0.30     (0.94)      0.03
-------------------------------------------------------------------------------
Total from investment
operations                       0.66      0.38      0.94     (0.33)      0.69
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income              (0.60)    (0.62)    (0.64)    (0.61)     (0.66)
 Distributions from net
 realized gain on
 investments                      --        --        --        --       (0.08)
 Distributions in excess of
 net realized gain on
 investments (a)                  --        --        --      (0.13)       --
-------------------------------------------------------------------------------
Total distributions             (0.60)    (0.62)    (0.64)    (0.74)     (0.74)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                         $ 9.95    $ 9.89    $10.13    $ 9.83     $10.90
-------------------------------------------------------------------------------
TOTAL RETURN (B)                 6.89%     3.79%     9.84%    (3.36)%     6.82%
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                        1.25%     1.14%     1.01%     0.99%      0.77%
 Net investment income           6.07%     6.11%     6.41%     5.94%      5.91%
 Expense
 waiver/reimbursement (c)        0.02%     0.13%     0.28%     0.32%      0.43%
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of period
 (000 omitted)               $105,248  $116,418  $114,803  $112,439   $119,187
 Portfolio turnover                80%      118%       82%      227%       154%
-------------------------------------------------------------------------------
                                       YEAR ENDED SEPTEMBER 30,
                             -------------------------------------------------
TRUST SHARES                   1997      1996      1995      1994       1993
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
OF PERIOD                      $ 9.89    $10.13    $ 9.83    $10.90     $10.95
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income           0.63      0.64      0.66      0.63       0.67
 Net realized and
 unrealized gain (loss) on
 investments                     0.06     (0.24)     0.30     (0.94)      0.03
-------------------------------------------------------------------------------
Total from investment
operations                       0.69      0.40      0.96     (0.31)      0.70
-------------------------------------------------------------------------------
Less distributions
 Distributions from net
 investment income              (0.63)    (0.64)    (0.66)    (0.63)     (0.67)
 Distributions from net
 realized gain on
 investments                      --        --        --        --       (0.08)
 Distributions in excess of
 net realized gain on
 investments (a)                  --        --        --      (0.13)       --
-------------------------------------------------------------------------------
Total distributions             (0.63)    (0.64)    (0.66)    (0.76)     (0.75)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                         $ 9.95    $ 9.89    $10.13    $ 9.83     $10.90
-------------------------------------------------------------------------------
TOTAL RETURN (B)                 7.16%     4.05%    10.11%    (3.12)%     6.94%
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                        1.00%     0.89%     0.76%     0.74%      0.63%
 Net investment income           6.32%     6.36%     6.66%     6.19%      6.17%
 Expense
 waiver/reimbursement (c)        0.02%     0.13%     0.28%     0.32%      0.43%
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of period
 (000 omitted)                $52,177   $78,998  $101,410  $107,103   $112,334
 Portfolio turnover                80%      118%       82%      227%       154%
-------------------------------------------------------------------------------

(a) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals. These distributions do not represent a return of capital for federal income tax purposes.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


THE STYLE MANAGER: LARGE CAP FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         YEAR ENDED SEPTEMBER 30,
                                  --------------------------------------------
INVESTMENT SHARES                 1997(C)   1996    1995(C)   1994      1993
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                             $13.68   $13.70   $11.80   $12.39    $12.02
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income               0.13     0.27     0.09     0.17      0.24
 Net realized and unrealized
 gain (loss) on investments          4.47     1.18     2.20    (0.39)     0.54
-------------------------------------------------------------------------------
Total from investment operations     4.60     1.45     2.29    (0.22)     0.78
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income                  (0.14)   (0.27)   (0.09)   (0.17)    (0.25)
 Distributions from net realized
 gain on investments                (1.83)   (1.20)   (0.30)   (0.20)    (0.16)
-------------------------------------------------------------------------------
Total distributions                 (1.97)   (1.47)   (0.39)   (0.37)    (0.41)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD     $16.31   $13.68   $13.70   $11.80    $12.39
-------------------------------------------------------------------------------
TOTAL RETURN (A)                    37.02%   11.28%   20.02%   (1.72%)    6.31%
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 Expenses                            1.49%    1.36%    1.21%    1.20%     0.87%
 Net investment income               0.88%    2.01%    0.67%    1.40%     1.81%
 Expense waiver/reimbursement
 (b)                                  --       --      0.21%    0.23%     0.55%
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of period (000
 omitted)                         $80,073  $59,891  $44,509  $26,739   $18,691
 Average commission rate paid
 (d)                              $0.0783  $0.0616      --       --        --
 Portfolio turnover                    56%     151%     208%     205%       67%
-------------------------------------------------------------------------------
                                         YEAR ENDED SEPTEMBER 30,
                                  --------------------------------------------
TRUST SHARES                      1997(C)   1996    1995(C)   1994      1993
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                             $13.68   $13.70   $11.80   $12.39    $12.02
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income               0.18     0.33     0.12     0.20      0.28
 Net realized and unrealized
 gain (loss) on investments          4.46     1.15     2.20    (0.40)     0.51
-------------------------------------------------------------------------------
Total from investment operations     4.64     1.48     2.32    (0.20)     0.79
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income                  (0.18)   (0.30)   (0.12)   (0.19)    (0.26)
 Distributions from net realized
 gain on investments                (1.83)   (1.20)   (0.30)   (0.20)    (0.16)
-------------------------------------------------------------------------------
Total distributions                 (2.01)   (1.50)   (0.42)   (0.39)    (0.42)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD     $16.31   $13.68   $13.70   $11.80    $12.39
-------------------------------------------------------------------------------
TOTAL RETURN (A)                    37.37%   11.55%   20.33%   (1.50%)    6.42%
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 Expenses                            1.24%    1.11%    0.96%    0.95%     0.66%
 Net investment income               1.17%    2.26%    0.92%    1.68%     2.09%
 Expense waiver/reimbursement
 (b)                                  --       --      0.21%    0.23%     0.55%
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of period (000
 omitted)                         $26,611  $33,683  $45,345  $70,374   $65,841
 Average commission rate paid
 (d)                              $0.0783  $0.0616      --       --        --
 Portfolio turnover                    56%     151%     208%     205%       67%
-------------------------------------------------------------------------------

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c) Per share information presented is based on the monthly number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(See Notes which are an integral part of the Financial Statements)


THE STYLE MANAGER FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             YEAR ENDED         PERIOD
                                            SEPTEMBER 30,        ENDED
                                           ----------------  SEPTEMBER 30,
INVESTMENT SHARES                           1997     1996       1995(A)
--------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $11.47   $12.03      $10.00
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                        0.23     0.31        0.03
 Net realized and unrealized gain on
 investments                                  4.54     0.77        2.03
--------------------------------------------------------------------------
Total from investment operations              4.77     1.08        2.06
--------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net investment income    (0.24)   (0.29)      (0.03)
 Distributions from net realized gain on
 investments                                 (0.63)   (1.35)        --
--------------------------------------------------------------------------
Total distributions                          (0.87)   (1.64)      (0.03)
--------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $15.37   $11.47      $12.03
--------------------------------------------------------------------------
TOTAL RETURN (B)                             44.01%   10.19%      20.59%
--------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 Expenses                                     1.17%    0.99%       0.44%*
 Net investment income                        1.76%    2.63%       0.46%*
 Expense waiver/reimbursement (c)             0.50%    0.44%       1.03%*
--------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted)   $76,874  $62,783     $78,388
 Average commission rate paid (d)          $0.0789  $0.0514         --
 Portfolio turnover                             94%     112%         92%
--------------------------------------------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from March 7, 1995 (date of initial public investment) to September 30, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(See Notes which are an integral part of the Financial Statements)

THE VIRGINIA MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       YEAR ENDED SEPTEMBER 30,
                                ----------------------------------------------
INVESTMENT SHARES                1997     1996     1995     1994        1993
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                           $10.68   $10.81   $10.26   $11.26      $10.46
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income             0.42     0.41     0.45     0.45        0.51
 Net realized and unrealized
 gain (loss) on investments        0.39    (0.13)    0.55    (0.92)       0.89
-------------------------------------------------------------------------------
Total from investment
operations                         0.81     0.28     1.00    (0.47)       1.40
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income                (0.42)   (0.41)   (0.45)   (0.45)(e)   (0.51)
 Distributions from net
 realized gain on
 investments                        --       --       --     (0.06)      (0.09)
 Distributions in excess of
 net realized gain on
 investments (a)                    --       --       --     (0.02)        --
-------------------------------------------------------------------------------
Total distributions               (0.42)   (0.41)   (0.45)   (0.53)      (0.60)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD   $11.07   $10.68   $10.81   $10.26      $11.26
-------------------------------------------------------------------------------
TOTAL RETURN (B)                   7.74%    2.60%   10.00%   (4.25)%     13.49%
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 Expenses                          1.36%    1.32%    1.17%    1.15%       0.90%
 Net investment income             3.87%    3.78%    4.32%    4.22%       4.68%
 Expense waiver/reimbursement
 (c)                                --      0.02%    0.22%    0.27%       0.50%
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of period
 (000 omitted)                  $58,881  $65,700  $70,572  $74,706     $63,492
 Portfolio turnover                  19%     129%      26%      29%         17%
-------------------------------------------------------------------------------
                                       YEAR ENDED SEPTEMBER 30,
                                ----------------------------------------------
TRUST SHARES                     1997     1996     1995     1994        1993
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                           $10.68   $10.81   $10.26   $11.26      $10.46
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income             0.45     0.44     0.48     0.48        0.53
 Net realized and unrealized
 gain (loss) on investments        0.39    (0.13)    0.55    (0.92)       0.89
-------------------------------------------------------------------------------
Total from investment
operations                         0.84     0.31     1.03    (0.44)       1.42
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income                (0.45)   (0.44)   (0.48)   (0.48)(d)   (0.53)
 Distributions from net
 realized gain on
 investments                        --       --       --     (0.06)      (0.09)
 Distributions in excess of
 net realized gain on
 investments (a)                    --       --       --     (0.02)        --
-------------------------------------------------------------------------------
Total distributions               (0.45)   (0.44)   (0.48)   (0.56)      (0.62)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD   $11.07   $10.68   $10.81   $10.26      $11.26
-------------------------------------------------------------------------------
TOTAL RETURN (B)                   8.00%    2.86%   10.27%   (4.01%)     13.62%
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 Expenses                          1.11%    1.06%    0.92%    0.90%       0.75%
 Net investment income             4.12%    4.03%    4.57%    4.47%       4.85%
 Expense waiver/reimbursement
 (c)                                --      0.02%    0.22%    0.27%       0.50%
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of period
 (000 omitted)                  $19,891  $28,110  $33,670  $34,165     $41,204
 Portfolio turnover                  19%     129%      26%      29%         17%
-------------------------------------------------------------------------------

(a) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Amount includes distributions to shareholders in excess of net investment income of $0.0002 per share.
(e) Amount includes distributions to shareholders in excess of net investment income of $0.0001 per share.
(See Notes which are an integral part of the Financial Statements)


THE MARYLAND MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         YEAR ENDED SEPTEMBER 30,
                                  --------------------------------------------
INVESTMENT SHARES                  1997     1996     1995     1994      1993
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                             $10.56   $10.69   $10.17   $11.24    $10.39
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income               0.37     0.38     0.40     0.45      0.49
 Net realized and unrealized
 gain (loss) on investments          0.35    (0.13)    0.54    (0.97)     0.85
-------------------------------------------------------------------------------
Total from investment operations     0.72     0.25     0.94    (0.52)     1.34
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income                  (0.37)   (0.38)   (0.40)   (0.45)    (0.49)
 Distributions from net realized
 gain on investments                  --       --     (0.02)   (0.10)      --
-------------------------------------------------------------------------------
Total distributions                 (0.37)   (0.38)   (0.42)   (0.55)    (0.49)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD     $10.91   $10.56   $10.69   $10.17    $11.24
-------------------------------------------------------------------------------
TOTAL RETURN (A)                     6.92%    2.36%    9.81%   (4.74%)   13.24%
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 Expenses                            1.69%    1.43%    1.24%    1.17%     1.00%
 Net investment income               3.45%    3.57%    4.24%    4.22%     4.50%
 Expense waiver/reimbursement
 (b)                                  --      0.25%    0.44%    0.51%     0.77%
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of period (000
 omitted)                         $27,786  $31,284  $32,172  $34,580   $33,907
 Portfolio turnover                    13%     138%      21%      27%       23%
-------------------------------------------------------------------------------
                                         YEAR ENDED SEPTEMBER 30,
                                  --------------------------------------------
TRUST SHARES                       1997     1996     1995     1994      1993
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                             $10.56   $10.69   $10.17   $11.24    $10.39
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income               0.40     0.41     0.42     0.48      0.50
 Net realized and unrealized
 gain (loss)
 on investments                      0.35    (0.13)    0.54    (0.97)     0.85
-------------------------------------------------------------------------------
Total from investment operations     0.75     0.28     0.96    (0.49)     1.35
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income                  (0.40)   (0.41)   (0.42)   (0.48)    (0.50)
 Distributions from net realized
 gain on investments                  --       --     (0.02)   (0.10)      --
-------------------------------------------------------------------------------
Total distributions                 (0.40)   (0.41)   (0.44)   (0.58)    (0.50)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD     $10.91   $10.56   $10.69   $10.17    $11.24
-------------------------------------------------------------------------------
TOTAL RETURN (A)                     7.19%    2.61%   10.09%   (4.50%)   13.37%
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 Expenses                            1.44%    1.18%    0.99%    0.92%     0.86%
 Net investment income               3.70%    3.82%    4.49%    4.46%     4.64%
 Expense waiver/reimbursement
 (b)                                  --      0.25%    0.44%    0.51%     0.77%
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of period (000
 omitted)                          $5,683   $8,889   $9,447  $11,301   $12,014
 Portfolio turnover                    13%     138%      21%      27%       23%
-------------------------------------------------------------------------------

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


THE TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        YEAR ENDED SEPTEMBER 30,
                              ------------------------------------------------
INVESTMENT SHARES               1997      1996      1995      1994      1993
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
OF PERIOD                       $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income            0.05      0.05      0.05      0.03      0.02
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income               (0.05)    (0.05)    (0.05)    (0.03)    (0.02)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                          $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
-------------------------------------------------------------------------------
TOTAL RETURN (A)                  4.58%     4.67%     4.98%     2.90%     2.52%
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 Expenses                         0.98%     0.90%     0.85%     0.84%     0.70%
 Net investment income            4.49%     4.49%     4.92%     3.05%     2.47%
 Expense
 waiver/reimbursement (b)         0.01%     0.09%     0.10%     0.18%     0.20%
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of period
 (000 omitted)                $121,299  $146,161   $39,363   $21,883   $20,382
-------------------------------------------------------------------------------
                                        YEAR ENDED SEPTEMBER 30,
                              ------------------------------------------------
TRUST SHARES                    1997      1996      1995      1994      1993
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
OF PERIOD                       $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income            0.05      0.05      0.05      0.03      0.03
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income               (0.05)    (0.05)    (0.05)    (0.03)    (0.03)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                          $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
-------------------------------------------------------------------------------
TOTAL RETURN (A)                  4.84%     4.89%     5.24%     3.16%     2.64%
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 Expenses                         0.73%     0.65%     0.60%     0.59%     0.58%
 Net investment income            4.74%     4.81%     5.17%     3.30%     2.60%
 Expense
 waiver/reimbursement (b)         0.01%     0.06%     0.10%     0.18%     0.20%
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of period
 (000 omitted)                $196,450  $226,978  $208,656  $304,285  $152,921
-------------------------------------------------------------------------------

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


THE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        YEAR ENDED SEPTEMBER 30,
                              ------------------------------------------------
INVESTMENT SHARES               1997      1996      1995      1994      1993
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
OF PERIOD                       $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income            0.05      0.05      0.05      0.03      0.03
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income               (0.05)    (0.05)    (0.05)    (0.03)    (0.03)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                          $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
-------------------------------------------------------------------------------
TOTAL RETURN (A)                  4.67%     4.91%     5.11%     3.10%     2.77%
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 Expenses                         0.97%     0.73%     0.80%     0.80%     0.64%
 Net investment income            4.57%     4.77%     5.04%     3.07%     2.68%
 Expense
 waiver/reimbursement (b)         0.02%     0.23%     0.21%     0.25%     0.30%
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of period
 (000 omitted)                 $77,220   $83,525   $41,813   $15,236    $9,905
-------------------------------------------------------------------------------
                                        YEAR ENDED SEPTEMBER 30,
                              ------------------------------------------------
TRUST SHARES                    1997      1996      1995      1994      1993
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
OF PERIOD                       $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income            0.05      0.05      0.05      0.03      0.03
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income               (0.05)    (0.05)    (0.05)    (0.03)    (0.03)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                          $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
-------------------------------------------------------------------------------
TOTAL RETURN (A)                  4.93%     5.04%     5.36%     3.35%     2.89%
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 Expenses                         0.72%     0.60%     0.57%     0.55%     0.50%
 Net investment income            4.81%     4.93%     5.27%     3.25%     2.83%
 Expense
 waiver/reimbursement (b)         0.02%     0.12%     0.19%     0.25%     0.30%
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of period
 (000 omitted)                $164,290  $160,675  $173,761  $132,445  $134,397
-------------------------------------------------------------------------------

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

THE TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         YEAR ENDED SEPTEMBER 30,
                                      ----------------------------------
INVESTMENT SHARES                      1997     1996     1995    1994(A)
----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $ 1.00   $ 1.00   $ 1.00   $ 1.00
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                   0.03     0.03     0.03     0.01
----------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net investment
 income                                 (0.03)   (0.03)   (0.03)   (0.01)
----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $ 1.00   $ 1.00   $ 1.00   $ 1.00
----------------------------------------------------------------------------
TOTAL RETURN (B)                         2.83%    3.01%    3.53%    0.45%
----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 Expenses                                0.79%    0.56%    0.39%    0.36%(c)
 Net investment income                   2.79%    2.95%    3.55%    2.65%(c)
 Expense waiver/reimbursement (d)        0.16%    0.20%    0.56%    0.70%(c)
----------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of period (000
 omitted)                             $57,370  $52,499  $81,977  $21,967
----------------------------------------------------------------------------

(a) Reflects operations for the period from July 27, 1994 (date of initial public investment) to September 30, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

THE VIRTUS FUNDS NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1997
-------------------------------------------------------------------------------

(1) ORGANIZATION

The Virtus Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios (individually referred to as the "Fund", or collectively as the "Funds"). All Funds, except The Style Manager Fund and The Tax-Free Money Market Fund are offered in two classes of shares: Trust Shares and Investment Shares. The Style Manager Fund and The Tax-Free Money Market Fund are presented as Investment Shares for financial statement purposes. The following portfolios comprise the Trust:

              PORTFOLIO NAME                           INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------
  The U.S. Government Securities Fund       Current Income
  ("Government Securities Fund") (d)
------------------------------------------------------------------------------------------
  The Style Manager: Large Cap Fund         Growth of capital and income
  (" Large Cap Fund") (d)
------------------------------------------------------------------------------------------
  The Style Manager Fund ("Style Manager    Growth of capital
  Fund") (d)
------------------------------------------------------------------------------------------
  The Virginia Municipal Bond Fund Current income exempt from federal regular
  ("Virginia Municipal Bond Fund") (n) income tax and the personal income tax imposed
                                            by the Commonwealth of Virginia
------------------------------------------------------------------------------------------
  The Maryland Municipal Bond Fund Current income exempt from federal regular
  ("Maryland Municipal Bond Fund") (n) income tax and the personal income tax imposed
                                            by the State of Maryland
------------------------------------------------------------------------------------------
  The Treasury Money Market Fund            Current income consistent with stability of
  ("Treasury Money Market Fund") (d)        principal
------------------------------------------------------------------------------------------
  The Money Market Fund                     Current income consistent with stability of
  ("Money Market Fund") (d)                 principal
------------------------------------------------------------------------------------------
  The Tax-Free Money Market Fund Current income exempt from federal income tax
  ("Tax-Free Money Market Fund") (d) consistent with stability of principal

(d) Diversified
(n) Non-diversified

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

On June 24, 1996, the Large Cap Fund acquired all the net assets of the Blanchard American Equity Fund ("Acquired Fund") pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The acquisition was accomplished by a tax-free exchange of 695,476 shares of the Large Cap Fund (valued at $9,245,652) for the 845,351 shares of the Acquired Fund outstanding on June 21, 1996. The Acquired Fund's net assets of $9,245,652, which consisted of $7,444,690 of Paid in Capital and $2,066,228 of unrealized appreciation, were combined at that date with those of the Large Cap Fund. The aggregate net assets of the Large Cap Fund and the Acquired Fund immediately before the acquisition were $92,855,251 and $9,245,652, respectively.

On April 21, 1997, the Large Cap Fund acquired all the net assets of the Blanchard Capital Growth Fund ("Acquired Fund") pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The acquisition was accomplished by a tax-free exchange of 113,473 shares of the Large Cap Fund (valued at $1,509,197) for the 202,789 shares of the Acquired Fund outstanding on April 18, 1997. The Acquired Fund's net assets of $1,509,197, which consisted of $1,319,703 of Paid in Capital and $271,223 of unrealized appreciation, were combined at that date with those of the Large Cap Fund. The aggregate net assets of the Large Cap Fund and the Acquired Fund immediately before the acquisition were $91,970,866 and $1,509,197, respectively.


THE VIRTUS FUNDS
-------------------------------------------------------------------------------

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. The Funds use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Trust, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end investment companies are valued at net asset value.

  REPURCHASE AGREEMENTS--It is the policy of the Funds to require a custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").

  FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

  At September 30, 1997, Government Securities Fund, Virginia Municipal Bond Fund, and Maryland Municipal Bond Fund, for federal tax purposes, each had a capital loss carryforward, as noted below. These capital loss carryforwards will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

  FUNDS                        TOTAL TAX LOSS CARRYFORWARD
                               ---------------------------
  Government Securities Fund           $14,431,018
  Virginia Municipal Bond Fund         $   178,797
  Maryland Municipal Bond Fund         $   351,799


THE VIRTUS FUNDS
-------------------------------------------------------------------------------

  Pursuant to the Code, such capital loss carryforwards will expire as follows:

       GOVERNMENT SECURITIES FUND            VIRGINIA MUNICIPAL BOND FUND
   -------------------------------------  ------------------------------------
   EXPIRATION YEAR    EXPIRATION AMOUNT   EXPIRATION YEAR   EXPIRATION AMOUNT
   ---------------    -----------------   ---------------   -----------------
        2003              9,742,636            2004              178,797
        2004              1,378,030
        2005              3,310,352

          MARYLAND MUNICIPAL BOND FUND
   ----------------------------------------------
   EXPIRATION YEAR             EXPIRATION AMOUNT
   ---------------             -----------------

        2004                        351,799

  Additionally, net capital losses, as noted below, attributable to security transactions incurred after September 30, 1996 are treated as arising on October 1, 1997 the first day of the Funds' next taxable year.

    FUND                                            TOTAL TAX LOSS PUSHFORWARD
    --------------------------                      --------------------------
    Government Securities Fund                              $3,736,134

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  DEFERRED EXPENSES--The costs incurred by each Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from each Fund's commencement date.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.


THE VIRTUS FUNDS
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At September 30, 1997, Treasury Money Market Fund, Money Market Fund, and Tax-Free Money Market Fund, capital paid-in aggregated $317,749,268, $241,510,750, and $57,369,580, respectively. Transactions in shares were as follows:

                                  GOVERNMENT
                                SECURITIES FUND           LARGE CAP FUND
                            ------------------------  ------------------------
FOR THE YEAR ENDED
SEPTEMBER 30, 1997:           SHARES      DOLLARS       SHARES      DOLLARS
--------------------------  ----------  ------------  ----------  ------------
INVESTMENT SHARES:
--------------------------
Shares sold                  1,348,256  $ 13,371,271     878,296  $ 12,745,846
--------------------------
Shares issued in
connection with the
acquisition                         --            --     113,473     1,509,197
--------------------------
Shares issued to
shareholders in payment of
distributions declared         544,149     5,396,169     640,836     8,496,790
--------------------------
Shares redeemed             (3,077,778)  (30,479,752) (1,098,303)  (16,038,717)
--------------------------  ----------  ------------  ----------  ------------
Net change resulting from
Investment Share
transactions                (1,185,373) $(11,712,312)    534,302  $  6,713,116
--------------------------  ----------  ------------  ----------  ------------
TRUST SHARES:
--------------------------
Shares sold                    966,507  $  9,589,726      64,549  $  4,455,821
--------------------------
Shares issued to
shareholders in payment of
distributions declared              --             4     324,411       856,430
--------------------------
Shares redeemed             (3,705,430)  (36,748,558) (1,219,486)  (17,210,160)
--------------------------  ----------  ------------  ----------  ------------
Net change resulting from
Trust Share transactions    (2,738,923)  (27,158,828)   (830,526)  (11,897,909)
--------------------------  ----------  ------------  ----------  ------------
Net change resulting from
Fund Share transactions     (3,924,296) $(38,871,140)   (296,224) $ (5,184,793)
--------------------------  ----------  ------------  ----------  ------------

                                  GOVERNMENT
                                SECURITIES FUND           LARGE CAP FUND
                            ------------------------  ------------------------
FOR THE YEAR ENDED
SEPTEMBER 30, 1996:           SHARES      DOLLARS       SHARES      DOLLARS
--------------------------  ----------  ------------  ----------  ------------
INVESTMENT SHARES:
--------------------------
Shares sold                  2,763,200  $ 27,838,858     965,024  $ 12,986,255
--------------------------
Shares issued in
connection with the
acquisition                         --            --     695,147     9,245,450
--------------------------
Shares issued to
shareholders in payment of
distributions declared         611,870     6,142,678     379,876     4,969,161
--------------------------
Shares redeemed             (2,935,461)  (29,411,819)   (913,112)  (13,464,743)
--------------------------  ----------  ------------  ----------  ------------
Net change resulting from
Investment Share
transactions                   439,609  $  4,569,717   1,126,935  $ 13,736,123
--------------------------  ----------  ------------  ----------  ------------
TRUST SHARES:
--------------------------
Shares sold                  1,853,668  $ 18,616,622     395,754  $  5,277,407
--------------------------
Shares issued to
shareholders in payment of
distributions declared               1             3      38,987       509,088
--------------------------
Shares redeemed             (3,875,084)  (38,751,898) (1,282,606)  (18,012,908)
--------------------------  ----------  ------------  ----------  ------------
Net change resulting from
Trust Share transactions    (2,021,415)  (20,135,273)   (847,865)  (12,226,413)
--------------------------  ----------  ------------  ----------  ------------
Net change resulting from
Fund Share transactions     (1,581,806) $(15,565,556)    279,070  $ (1,509,710)
--------------------------  ----------  ------------  ----------  ------------


THE VIRTUS FUNDS
--------------------------------------------------------------------------------

                                                     STYLE MANAGER FUND
                                                   ------------------------
FOR THE YEAR ENDED SEPTEMBER 30, 1997:               SHARES      DOLLARS
-------------------------------------------------  ----------  ------------
INVESTMENT SHARES:
-------------------------------------------------
Shares sold                                         3,251,568  $ 40,136,505
-------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                383,514     4,503,897
-------------------------------------------------
Shares redeemed                                    (4,107,368)  (50,985,728)
-------------------------------------------------  ----------  ------------
Net change resulting from Fund Share transactions    (472,286) $ (6,345,326)
-------------------------------------------------  ----------  ------------
FOR THE YEAR ENDED SEPTEMBER 30, 1996:               SHARES      DOLLARS
-------------------------------------------------  ----------  ------------
INVESTMENT SHARES:
-------------------------------------------------
Shares sold                                         1,489,971   $16,506,045
-------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                863,431     9,243,789
-------------------------------------------------
Shares redeemed                                    (3,397,734)  (37,724,499)
-------------------------------------------------  ----------  ------------
Net change resulting from Fund Share transactions  (1,044,332) $(11,974,665)
-------------------------------------------------  ----------  ------------

                                 VIRGINIA MUNICIPAL       MARYLAND MUNICIPAL
                                      BOND FUND               BOND FUND
                               ------------------------  ---------------------
FOR THE YEAR ENDED SEPTEMBER     SHARES      DOLLARS      SHARES     DOLLARS
30, 1997:                      ----------  ------------  --------  -----------
-----------------------------
INVESTMENT SHARES:
-----------------------------
Shares sold                       509,188  $  5,533,656   192,865  $ 2,067,713
-----------------------------
Shares issued to shareholders
in payment of distributions
declared                          173,844     1,888,518    71,862      770,265
-----------------------------
Shares redeemed                (1,515,555)  (16,472,000) (679,110)  (7,269,728)
-----------------------------  ----------  ------------  --------  -----------
Net change resulting from
Investment Share transactions    (832,523) $ (9,049,826) (414,383) $(4,431,750)
-----------------------------  ----------  ------------  --------  -----------
TRUST SHARES:
-----------------------------
Shares sold                       120,060  $  1,306,439    59,419  $   640,330
-----------------------------
Shares issued to shareholders
in payment of distributions
declared                               --            --        --           --
-----------------------------
Shares redeemed                  (955,166)  (10,316,539) (380,036)  (4,057,731)
-----------------------------  ----------  ------------  --------  -----------
Net change resulting from
Trust Share transactions         (835,106)   (9,010,100) (320,617)  (3,417,401)
-----------------------------  ----------  ------------  --------  -----------
Net change resulting from
Fund Share transactions        (1,667,629) $(18,059,926) (735,000) $(7,849,151)
-----------------------------  ----------  ------------  --------  -----------


THE VIRTUS FUNDS
--------------------------------------------------------------------------------

                                 VIRGINIA MUNICIPAL       MARYLAND MUNICIPAL
                                      BOND FUND               BOND FUND
                               ------------------------  ---------------------
FOR THE YEAR ENDED               SHARES      DOLLARS      SHARES     DOLLARS
SEPTEMBER 30, 1996:            ----------  ------------  --------  -----------
-----------------------------
INVESTMENT SHARES:
-----------------------------
Shares sold                     1,022,563  $ 11,073,171   574,103  $ 6,142,806
-----------------------------
Shares issued to shareholders
in payment of distributions
declared                          184,796     1,997,026    92,527      989,879
-----------------------------
Shares redeemed                (1,580,634)  (17,022,733) (712,478)  (7,557,624)
-----------------------------  ----------  ------------  --------  -----------
Net change resulting from
Investment Share transactions    (373,275) $ (3,952,536)  (45,848)   $(424,939)
-----------------------------  ----------  ------------  --------  -----------
TRUST SHARES:
-----------------------------
Shares sold                       468,285  $  5,052,529   209,103  $ 2,221,208
-----------------------------
Shares issued to shareholders
in payment of distributions
declared                               --            --        --           --
-----------------------------
Shares redeemed                  (950,703)  (10,211,940) (252,990)  (2,690,009)
-----------------------------  ----------  ------------  --------  -----------
Net change resulting from
Trust Share transactions         (482,418)   (5,159,411)  (43,887)    (468,801)
-----------------------------  ----------  ------------  --------  -----------
Net change resulting from
Fund Share transactions          (855,693) $ (9,111,947)  (89,735) $  (893,740)
-----------------------------  ----------  ------------  --------  -----------

                               TREASURY MONEY
                                 MARKET FUND                MONEY MARKET FUND
                         ----------------------------  ----------------------------
                          YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                         SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                             1997           1996           1997           1996
                         -------------  -------------  -------------  -------------
INVESTMENT SHARES:
-----------------------
Shares sold                67,174,914     92,237,108     92,778,441    144,072,045
-----------------------
Shares issued in
connection with the
Acquisition                        --    122,108,127             --             --
-----------------------
Shares issued to
shareholders in payment
of distributions
declared                    5,621,028      4,898,438      3,617,167      3,626,655
-----------------------
Shares redeemed           (97,657,884)  (112,278,779)  (102,699,797)  (105,987,535)
-----------------------  ------------   ------------   ------------   ------------
Net change resulting
from Investment Share
transactions              (24,861,942)   106,964,894     (6,304,189)    41,711,165
-----------------------  ------------   ------------   ------------   ------------
TRUST SHARES:
-----------------------
Shares sold               656,686,607    567,506,731    525,853,059    432,856,190
-----------------------
Shares issued to
shareholders in payment
of distributions
declared                            3              3              3              3
-----------------------
Shares redeemed          (687,214,445)  (549,184,891)  (522,237,956)  (445,941,838)
-----------------------  ------------   ------------   ------------   ------------
Net change resulting
from Trust Share
transactions              (30,527,835)    18,321,843      3,615,106    (13,085,645)
-----------------------  ------------   ------------   ------------   ------------
Net change resulting
from Fund Share
transactions              (55,389,777)   125,286,737     (2,689,083)    28,625,520
-----------------------  ------------   ------------   ------------   ------------

THE VIRTUS FUNDS
-------------------------------------------------------------------------------

                                                   TAX-FREE MONEY MARKET FUND
                                                   ----------------------------
                                                    YEAR ENDED     YEAR ENDED
                                                   SEPTEMBER 30,  SEPTEMBER 30,
                                                       1997           1996
                                                   -------------  -------------
INVESTMENT SHARES:
-------------------------------------------------
Shares sold                                         315,423,874    389,800,080
-------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                  417,624        459,305
-------------------------------------------------
Shares redeemed                                    (310,970,825)  (419,737,938)
-------------------------------------------------  ------------   ------------
Net change resulting from Fund Share transactions     4,870,673    (29,478,553)
-------------------------------------------------  ------------   ------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Virtus Capital Management, Inc., the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see below).

 FUND                          ANNUAL RATE
 ----------------------------  -----------
 Government Securities Fund         0.75%
 Large Cap Fund                     0.75%
 Style Manager Fund                 1.25%
 Virginia Municipal Bond Fund       0.75%
 Maryland Municipal Bond Fund       0.75%
 Treasury Money Market Fund         0.50%
 Money Market Fund                  0.50%
 Tax-Free Money Market Fund         0.50%

The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Effective October 22, 1996 the Adviser increased its annual fee to 1.25% on the Style Manager Fund.

Effective October 22, 1996 the Adviser entered into a sub-advisory agreement with Trend Capital Management ("Trend") on behalf of the Style Manager Fund and Large Cap Fund. Under the terms of a sub-advisory agreement between the Adviser and Trend, with respect to the Style Manager Fund, the Adviser will pay Trend an annual fee as follows: (a) an amount equal to .10% of the first $60 million of the Fund's average daily net assets; and (b) with respect to average daily net assets of the Fund in excess of $60 million, an amount equal to (i) one-third of the Adviser's advisory fee to the extent that such advisory fee is less than or equals 1% of the Fund's average daily net assets (but not to exceed .25% of the Fund's average daily net assets); plus (ii) to the extent that the annual advisory fee exceeds 1% of the Fund's average daily net assets, an additional amount equal to two-thirds of such excess. With respect to the Large Cap Fund, the Adviser will pay Trend an amount equal to .15% of the first $100 million of the Fund's average daily net assets; and .33 1/3% of the Fund's average daily net assets in excess of $100 million. Trend may voluntarily choose to reduce its compensation. Trend can modify of terminate this voluntary reduction at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the level of average aggregate daily net assets of the Trust, the Blanchard Precious Metals Fund, Inc., and the Blanchard Funds, all of which are advised by the Adviser. The administrative fee received during any fiscal year shall be at least $50,000 per Fund. With respect to the Style Manager Fund and the Tax-Free Money Market Fund, the fee shall be at least $75,000.

DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, each Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of the Funds' Investment Shares. The Plan provides that the Funds may incur distribution expenses up to 0.25 % of the average daily net assets of the Investment Shares, annually, to reimburse FSC. The Tax-Free Money Market Fund and the Style Manager Fund will not accrue or pay any distribution expenses pursuant to the Plan until a second class of shares has been created for certain institutional investors.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Signet Trust Company is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses were borne initially by FAS. The Funds have agreed to reimburse FAS for the organizational expenses during the five year period following each Fund's effective date. For the year ended September 30, 1997, the following amounts were paid pursuant to this agreement:

                                                                  AMOUNT REIMBURSED
                                                                    TO FAS FOR THE
                                      EXPENSES OF                     YEAR ENDED
 FUND                             ORGANIZING THE FUND             SEPTEMBER 30, 1997
 --------------------------       -------------------             ------------------
 Style Manager Fund                     $28,773                         $4,620
 Tax-Free Money Market Fund             $17,883                         $2,933

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended September 30, 1997, were as follows:

FUND                           PURCHASES      SALES
                              ------------ ------------
Government Securities Fund    $138,698,434 $175,501,963
Large Cap Fund                  55,144,492   73,658,378
Style Manager Fund              61,085,310   70,071,792
Virginia Municipal Bond Fund    15,978,372   33,799,963
Maryland Municipal Bond Fund     4,638,966   13,686,700

(6) CONCENTRATION OF CREDIT RISK

Since Virginia Municipal Bond Fund and Maryland Municipal Bond Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of those states than would be a comparable general tax-exempt mutual fund. In order to reduce the credit risk associated with such factors, at September 30, 1997, 39% of the securities in Virginia Municipal Bond Fund's portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 11% of total investments. At September 30, 1997, 20% of the securities in Maryland Municipal Bond Fund's portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9% of total investments.


THE VIRTUS FUNDS
-------------------------------------------------------------------------------

(7) PROPOSED FUND MERGER

On July 18, 1997, Signet Banking Corporation ("Signet") entered into a definitive Agreement and Plan of Reorganization whereby Signet was acquired by First Union Corporation ("First Union"). It is anticipated that the merger will be consummated on or about November 28, 1997.

As a result of this merger, First Union will succeed to the investment advisory and functions formerly performed for the funds by various units of Signet and various unaffiliated parties.

The Board of Trustees of the Trust has approved an Agreement and Plan of Reorganization pursuant to which, on or about February 27, 1998, all of the assets, and certain liabilities of the Funds would be acquired in exchange for shares of a similarly managed fund (the "Acquiring Fund") that is advised by affiliates of First Union. The reorganizations would result in the liquidation and termination of the Funds. Pursuant to the reorganizations, shareholders of the Funds will receive, tax-free, the number of shares of the acquiring fund having a value equal to the value of their shares immediately prior to the reorganizations. Consummation of the reorganizations is subject to approval of the shareholders of the Funds.


THE VIRTUS FUNDS
INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of The Virtus Funds:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The Virtus Funds (comprising the following portfolios: The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund) as of September 30, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 1997 and 1996, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 1997 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of The Virtus Funds as of September 30, 1997, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

As more fully described in Note 7, in November, 1997 the Funds are expected to enter into an Agreement and Plan of Reorganization, pursuant to which (subject to Fund shareholder approval) on or about February 27, 1998, all of the assets, and certain liabilities of the Funds would be acquired in exchange for shares of similarly managed funds that are advised by affiliates of First Union Corporation. The reorganization would result in the liquidation and termination of the Funds.

Deloitte & Touche LLP
Pittsburgh, Pennsylvania
November 7, 1997


TRUSTEES                              OFFICERS
--------------------------------------------------------------------------------

John F. Donahue                       John F. Donahue
Thomas G. Bigley                         Chairman
John T. Conroy, Jr.                   Edward C. Gonzales
William J. Copeland                      President and Treasurer
James E. Dowd                         J. Christopher Donahue
Lawrence D. Ellis, M.D.                  Executive Vice President
Edward L. Flaherty, Jr.               John W. McGonigle
Edward C. Gonzales                       Executive Vice President and
Peter E. Madden                          Secretary
John E. Murray, Jr.                   Joseph S. Machi
Wesley W. Posvar                         Vice President and Assistant
Marjorie P. Smuts                        Treasurer
                                      Richard B. Fisher
                                         Vice President
                                      C. Grant Anderson
                                         Assistant Secretary


This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objective and policies, management fees, expenses and other information.




                          Cusip 927913608     Cusip 927913855  Cusip 927913400
                          Cusip 927913707     Cusip 927913848  Cusip 927913301
                          Cusip 927913863     Cusip 927913830  Cusip 927913889
                          Cusip 927913871     Cusip 927913509  Cusip 927913103
                          Cusip 927913806                      Cusip 927913202


                                                             G00716-01 (11/97)




THE VIRTUS FUNDS APPENDIX


A. The graphic presentation here displayed consists of a line graph titled "Growth of $10,000 Invested in The U.S. Government Securities Fund-Investment Shares (the "Fund"). The corresponding components of the line graph are listed underneath. The Fund is represented by a broken line. The Lehman Brothers Intermediate Government Bond Index is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund and The Lehman Brothers Intermediate Government Bond Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 10/16/90 through 9/30/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to The Lehman Brothers Intermediate Government Bond Index; the ending values are $16,120 and $16,983, respectively.

B. The graphic presentation here displayed consists of a line graph titled "Growth of $10,000 Invested in The U.S. Government Securities Fund-Trust Shares (the "Fund"). The corresponding components of the line graph are listed underneath. The Fund is represented by a broken line. The Lehman Brothers Intermediate Government Bond Index is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund and The Lehman Brothers Intermediate Government Bond Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 10/16/90 through 9/30/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to The Lehman Brothers Intermediate Government Bond Index; the ending values are $16,301 and $16,983, respectively.

C. The graphic presentation here displayed consists of a line graph titled "Growth of $10,000 Invested in The Style Manager: Large Cap Fund-Investment Shares (the "Fund"). The corresponding components of the line graph are listed underneath. The Fund is represented by a broken line. The Standard & Poor's 500 Index is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund and The Standard & Poor's 500 Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 10/16/90 through 9/30/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Standard & Poor's 500 Index; the ending values are $24,937 and $37,387, respectively.

D. The graphic presentation here displayed consists of a line graph titled "Growth of $10,000 Invested in The Style Manager: Large Cap Fund-Trust Shares (the "Fund"). The corresponding components of the line graph are listed underneath. The Fund is represented by a broken line. The Standard & Poor's 500 Index is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund and The Standard & Poor's 500 Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 10/16/90 through 9/30/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Standard & Poor's 500 Index; the ending values are $25,208 and $37,387, respectively.

E. The graphic presentation here displayed consists of a line graph titled "Growth of $10,000 Invested in The Style Manager Fund (the "Fund"). The corresponding components of the line graph are listed underneath. The Fund is represented by a broken line. The Standard & Poor's 500 Index is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund and The Standard & Poor's 500 Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 3/7/95 through 9/30/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Standard & Poor's 500 Index; the ending values are $18,536 and $20,576, respectively.

F. The graphic presentation here displayed consists of a line graph titled "Growth of $10,000 Invested in The Virginia Municipal Bond Fund-Investment Shares (the "Fund"). The corresponding components of the line graph are listed underneath. The Fund is represented by a broken line. The Lehman Brothers 10 Year Municipal Bond Index is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund and The Lehman Brothers 10 Year Municipal Bond Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 10/24/90 through 9/30/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Lehman Brothers 10 Year Municipal Bond Index; the ending values are $15,433 and $17,493, respectively.

G. The graphic presentation here displayed consists of a line graph titled "Growth of $10,000 Invested in The Virginia Municipal Bond Fund-Trust Shares (the "Fund"). The corresponding components of the line graph are listed underneath. The Fund is represented by a broken line. The Lehman Brothers 10 Year Municipal Bond Index is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund and The Lehman Brothers 10 Year Municipal Bond Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 10/24/90 through 9/30/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Lehman Brothers 10 Year Municipal Bond Index; the ending values are $15,605 and $17,493, respectively.

H. The graphic presentation here displayed consists of a line graph titled "Growth of $10,000 Invested in The Maryland Municipal Bond Fund-Investment Shares (the "Fund"). The corresponding components of the line graph are listed underneath. The Fund is represented by a broken line. The Lehman Brothers 10 Year Municipal Bond Index is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund and The Lehman Brothers 10 Year Municipal Bond Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 10/30/90 through 9/30/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Lehman Brothers 10 Year Municipal Bond Index; the ending values are $14,974 and $17,493, respectively.

I. The graphic presentation here displayed consists of a line graph titled "Growth of $10,000 Invested in The Maryland Municipal Bond Fund-Trust Shares (the "Fund"). The corresponding components of the line graph are listed underneath. The Fund is represented by a broken line. The Lehman Brothers 10 Year Municipal Bond Index is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund and The Lehman Brothers 10 Year Municipal Bond Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 10/30/90 through 9/30/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Lehman Brothers 10 Year Municipal Bond Index; the ending values are $15,142 and $17,493, respectively.

                          EVERGREEN MONEY MARKET TRUST

                                     PART C

                                OTHER INFORMATION


Item 15.          Indemnification.

         The response to this item is incorporated by reference to "Liability and Indemnification of Trustees" under the caption "Comparative Information on Shareholders' Rights" in Part A of this Registration Statement.

Item 16.          Exhibits:


1. Declaration of Trust . Incorporated by reference to Evergreen Money Market Trust's Registration Statement on Form N-1A filed on December 12, 1997 - Registration No. 333-42181 ("Form N- 1A Registration Statement").




 2.                                    Bylaws.  Incorporated by
reference to the Form N-1A Registration Statement.


3. Not applicable.

4. Agreement and Plan of Reorganization. Exhibit A to Prospectus contained in Part A of this Registration Statement.

5. Declaration of Trust of the Evergreen Money Market Trust Articles II., III.6(c), IV.(3), IV.(8), V., VI., VII., and VIII and By-Laws Articles II., III. and VIII.


6(a).           Form of Investment Advisory Agreement between Evergreen
Asset Management Corp. and Evergreen Money Market Trust.
 Incorporated by reference to the Form N-1A
Registration Statement.


6(b).           Form of Interim Investment Advisory Agreement.  Exhibit
B to Prospectus contained in Part A of this Registration
Statement.


7(a).           Distribution Agreement between Evergreen Distributor,
Inc. and Evergreen Money Market Trust.
Incorporated by reference to the Form N-1A Registration
Statement.

7(b). Form of Dealer Agreement for Class A and Class B shares used by Evergreen Distributor, Inc. Incorporated by reference to the Form N-1A Registration Statement.

8.              Deferred Compensation Plan.
Incorporated by reference to the Form N-1A Registration
Statement.

9. Custody Agreement between State Street Bank and Trust Company and the Evergreen Money Market Trust. Incorporated by reference to the Form N-1A Registration Statement.

10.             Rule 12b-1 Distribution Plan.
Incorporated by reference to the Form N-1A Registration
Statement.

11. Opinion and consent of Sullivan & Worcester LLP. Filed herewith.

12. Tax opinion and consent of Sullivan & Worcester LLP. Filed herewith.


13. Not applicable.

14(a). Consent of Price Waterhouse LLP. Filed herewith.


14(b). Consent of Deloitte & Touche LLP. Filed herewith.


15. Not applicable.


16. Powers of Attorney. Previously filed.

      17.                  Form of Proxy Card.  Filed herewith.



Item 17.          Undertakings.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or copy of an Internal Revenue Service ruling supporting the tax consequences of the proposed Reorganization within a reasonable time after receipt of such opinion or ruling.

                                   SIGNATURES


         As required by the Securities Act of 1933, this Post- Effective Amendment No. 1 to the Registration Statement has been signed on behalf of the Registrant, in the City of Columbus and State of Ohio, on the 30th day of December, 1997.


                                EVERGREEN MONEY MARKET TRUST


                                By:      /s/  William J. Tomko
                                         -----------------------
                                         Name:   William J. Tomko

                                         Title: President


         As required by the Securities Act of 1933, the following persons have signed this Post-Effective Amendment No. 1 to the Registration Statement in the capacities indicated on the 30th day of December, 1997.


Signatures                                                    Title
----------                                                    -----


/s/William J.  Tomko                                          President and
-------------------                                           Treasurer
 William J.  Tomko


/s/Laurence B. Ashkin*                                        Trustee
---------------------
Laurence B. Ashkin

/s/Charles A. Austin III*                                     Trustee
-------------------------
Charles A. Austin III

/s/K. Dun Gifford*                                            Trustee
-----------------
K. Dun Gifford

/s/James S. Howell*                                           Trustee
------------------
James S. Howell

/s/Leroy Keith, Jr.*                                          Trustee
-------------------
Leroy Keith, Jr.

/s/Gerald M. McDonnell*                                       Trustee
----------------------
Gerald M. McDonnell

/s/Thomas L. McVerry*                                         Trustee
--------------------
Thomas L. McVerry

/s/William Walt Pettit*                                       Trustee
---------------------
William Walt Pettit

/s/David M. Richardson*                                       Trustee
----------------------
David M. Richardson

/s/Russell A. Salton III*                                     Trustee
-------------------------
Russell A. Salton III

/s/Michael S. Scofield*                                       Trustee
----------------------
Michael S. Scofield

/s/Richard J. Shima*                                          Trustee
-------------------
Richard J. Shima

* By:             /s/Martin J. Wolin
                  ------------------
                  Martin J. Wolin
                  Attorney-in-Fact

         Martin J. Wolin, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and included as Exhibit 16 to this Registration Statement.

                                INDEX TO EXHIBITS

N-14
EXHIBIT NO.

11                Opinion and Consent of Sullivan & Worcester LLP
12                Tax Opinion and Consent of Sullivan & Worcester LLP
14(a)             Consent of Price Waterhouse LLP
14(b)             Consent of Deloitte & Touche LLP
17                Form of Proxy
--------------------